TIAA-CREF
INSTITUTIONAL MUTUAL FUNDS

2000
SEMIANNUAL REPORT 2000

Financial statements (unaudited)
including statements of investments

March 31, 2000

Institutional International Equity Fund

Institutional Growth Equity Fund

Institutional Growth & Income Fund

Institutional Equity Index Fund

Institutional Social Choice Equity Fund

Institutional Bond Fund

Institutional Money Market Fund

[TIAA-CREF LOGO]

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
CONTENTS 2000 SEMIANNUAL REPORT

         FUND PERFORMANCE
    3    Institutional International Equity Fund
    4    Institutional Growth Equity Fund
    5    Institutional Growth & Income Fund
    6    Institutional Equity Index Fund
    7    Institutional Social Choice Equity Fund
    8    Institutional Bond Fund
    9    Institutional Money Market Fund

         STATEMENTS OF INVESTMENTS
   10    Institutional International Equity Fund
   21    Institutional Growth Equity Fund
   33    Institutional Growth & Income Fund
   41    Institutional Equity Index Fund
   66    Institutional Social Choice Equity Fund
   71    Institutional Bond Fund
   75    Institutional Money Market Fund

         FINANCIAL STATEMENTS
   76    Statements of Assets and Liabilities
   77    Statements of Operations
   78    Statements of Changes in Net Assets
   80    Financial Highlights
   82    Notes to Financial Statements

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

As of the current time, due to market volatility, the performance of the Institutional Funds may differ significantly from the Institutional Funds' six-month performance ended March 31, 2000.

[PHOTO]

A MESSAGE FROM THE CHIEF INVESTMENT OFFICER

The TIAA-CREF Institutional Mutual Funds continue the company's tradition of solid investment performance that has distinguished our highly regarded financial products. Our institutional mutual funds are available to all clients of the TIAA-CREF Trust Company, FSB, and are also used to fund the state-sponsored college savings programs that we currently administer. The TIAA-CREF Institutional Mutual Funds draw on our traditional principles of flexible and consistent investment strategies, and of investing for the long term. Of course, past investment performance does not guarantee future returns, and since the start-up of our institutional mutual funds is so recent, their future performance could differ significantly from their performance to date.

Several of TIAA-CREF's institutional equity mutual funds employ our Dual Investment Management Strategy.(SM) In this strategy, each equity fund consists of two subportfolios: an actively managed Stock Selection subportfolio, and a quantitative Enhanced Index subportfolio. The Stock Selection subportfolio holds a relatively small number of stocks that the fund's management believes offer superior returns. The Enhanced Index subportfolio uses the quantitative strategy to outperform the fund's benchmark index while limiting the possibility of underperforming that benchmark. We feel that this approach enables the funds to remain fully invested, even when a fund's management cannot find attractive, undervalued investment opportunities for the Stock Selection subportfolio.

In the six months ended March 31, 2000, the TIAA-CREF Institutional Mutual Funds generally surpassed their respective benchmarks, as well as their peer competition. The equity-based funds' positive returns were due to the performance of selected technology, telecommunications, and media companies. With Y2K anxiety now receding, the outlook for corporate profits remains positive in the new economy.

We believe that our innovative and traditional investment strategies, combined with our commitment to low expenses, allow us to provide enhanced investment performance to our investors. Also, we are pleased to say that we are waiving a portion of management fees for the funds and limiting certain other expenses until at least July 1, 2003.

                                                         /s/ MARTIN L. LEIBOWITZ

                                                             MARTIN L. LEIBOWITZ
                                                               Vice Chairman and
                                                        Chief Investment Officer


2 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 2000 SEMIANNUAL REPORT

INSTITUTIONAL
INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio consisting primarily of foreign equity investments.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve returns on international equities.

 - Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

 - Actively managed (56 percent as of 3/31/00) part comprises international stocks of companies we believe have strong management and excellent growth prospects.


$10,000 OVER LIFE OF FUND

                         Institutional                 Morgan Stanley      Lipper International
                         International Equity Fund     EAFE Index          Fund Index

July 1, 1999             10,000                        10,000              10,000
September 30, 1999       10,768                        10,439              10,337
December 31, 1999        14,825                        12,212              12,893
March 31, 2000           15,782                        12,199              12,973

PERFORMANCE AT A GLANCE AS OF 3/31/00


                                   Total Return(1)       Expense      Net Assets
INSTITUTIONAL                    since inception(2)       Ratio      in millions
INTERNATIONAL EQUITY FUND(3)          57.82%             0.29%(4)       $56.55
--------------------------------------------------------------------------------
Morgan Stanley EAFE Index             21.99                --              --
--------------------------------------------------------------------------------
Lipper International Fund Index       29.73                --              --
--------------------------------------------------------------------------------

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2000

During the six months ended March 31, 2000, the Institutional International Equity Fund returned 46.57 percent, outpacing its benchmark, the Morgan Stanley EAFE Index, by 29.71 percentage points, and its competition, as measured by the Lipper International Fund Index, by 21.07 percentage points.

The fund benefited from focusing on the telecommunications sector. Companies in the wireless segment of the telecommunications market remain strong as wireless internet will soon emerge as a mainstream technology. Cellular phone penetration continues, and this segment of the market continues to post strong results. As data move to a wireless environment, service providers are forced to upgrade their network infrastructure to handle the increased traffic.

Holdings that contributed to the fund's strong returns include Tiscali, an Italian telecommunications company; Logica, a British-based wireless-network specialist; Epcos, based in Germany, a leading supplier of cell-phone components; the wireless-service provider China Telecom, with its dominant market share in mainland China; and the Swedish company Ericsson, which leads the wireless-equipment market.

The software and semiconductor industries are gaining prominence in the fund. The German software company SAP contributed positive returns as Y2K concerns subsided, and Oracle Japan performed strongly as Oracle's applications continue to gain market share.

The semiconductor content in many consumer devices has grown significantly. The French company ST Microelectronics, a supplier of semiconductors used in mobile phones and other consumer electronics devices, contributed strong returns, as did Singapore-based Chartered Semiconductor, which is benefiting from the industry trend towards outsourcing semiconductor production.

TEN LARGEST HOLDINGS AS OF 3/31/00
                                                     % of Fund's
Company                              Country         Net Assets     Market Value
--------------------------------------------------------------------------------
Vodafone Airtouch Plc                United Kingdom    4.16%          $2,349,941
--------------------------------------------------------------------------------
Nokia Oyj                            Finland           2.60            1,470,133
--------------------------------------------------------------------------------
Biodata Information Technology Ag.   Germany           2.24            1,266,183
--------------------------------------------------------------------------------
Ericsson Telefon (LM) AB Series B    Sweden            2.12            1,196,566
--------------------------------------------------------------------------------
Murata Manufacturing Co Ltd          Japan             1.88            1,063,532
--------------------------------------------------------------------------------
SAP Ag.                              Germany           1.68              950,440
--------------------------------------------------------------------------------
Reuters Group Plc                    United Kingdom    1.56              884,761
--------------------------------------------------------------------------------
Tiscali S.P.A                        Italy             1.47              832,374
--------------------------------------------------------------------------------
Arm Holdings Plc                     United Kingdom    1.40              793,743
--------------------------------------------------------------------------------
ST Microelectronics NV               Netherlands       1.39              787,055
--------------------------------------------------------------------------------

(1) Returns for the Institutional International Equity Fund reflect past performance and were achieved during favorable market conditions. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Institutional International Equity Fund was 7/1/99.

(3) There are special risks associated with investing in funds that invest primarily in foreign securities, such as the Institutional International Equity Fund. These special risks include erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(4) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

                   2000 SEMIANNUAL REPORT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 3

INSTITUTIONAL
GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

- Actively managed part of the fund (65 percent as of 3/31/00) is concentrated in stocks of rapidly growing companies dominant in products and/or services.

- Actively selects international stocks outside of the benchmark as opportunities arise.

$10,000 OVER LIFE OF FUND

                         Institutional                 Russell 3000(R)     Lipper Growth
                         Growth Equity Fund            Growth Index        Fund Index

July 1, 1999             10,000                        10,000              10,000
September 30, 1999        9,703                         9,624               9,482
December 31, 1999        11,880                        12,097              11,436
March 31, 2000           13,021                        12,980              12,269

PERFORMANCE AT A GLANCE AS OF 3/31/00

                               Total Return(1)        Expense        Net Assets
INSTITUTIONAL                since inception(2)        Ratio         in millions
GROWTH EQUITY FUND                30.21%               0.22%(3)        $84.67
--------------------------------------------------------------------------------
Russell 3000(R) Growth Index      29.80                 --               --
--------------------------------------------------------------------------------
Lipper Growth Fund Index          22.69                 --               --
--------------------------------------------------------------------------------


PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2000

For the six months ended March 31, 2000, the Institutional Growth Equity Fund returned 34.19 percent. The fund fell short of its benchmark, the Russell 3000(R) Growth Index, by 0.68 percentage points, but led its competition, as measured by the Lipper Growth Fund Index, by 4.80 percentage points.

The performance of the market, as measured by various indexes, diverged widely during this period. For example, the S&P 500 was up 17.5 percent, the Dow Jones Industrial Average up only 6.4 percent. The more growth-oriented Nasdaq Composite Index was up 66.5 percent, while the Nasdaq 100 was up 82.5 percent. Meanwhile, the Russell 3000(R) Value Index was up a mere 5.9 percent. The performance differential was due to a narrow group of technology, telecommunications equipment, and media companies that were responsible for most of the market's returns.

The Institutional Growth Equity Fund was well positioned, with large positions in the technology, telecommunications equipment, and media sectors. Examples are a major holding in technology with Oracle Corp., and investments in LSI Logic and Analog Devices. In telecommunications, the fund focused on such wireless infrastructure companies as Ericsson LM and Nokia OYJ, and companies participating in the build-out of improved broadband optical communication networks, such as Ciena Corp. and Applied Micro Circuits. In media, the fund concentrated on content providers and advertising agencies: both benefited by the need of new Internet companies to build brand awareness and of traditional brick-and-mortar companies to defend their franchises.

The fund's performance was also helped by low exposure in a number of weak-performing sectors. Health care and pharmaceutical stocks were weak throughout the period. The fund also stayed away from traditional consumer-oriented growth stocks such as Coca-Cola and Procter & Gamble due to their slowing sales growth rates.

TEN LARGEST HOLDINGS AS OF 3/31/00
Company                                % of Fund's Net Assets       Market Value
--------------------------------------------------------------------------------
Cisco Systems, Inc                            6.48%                  $5,486,404
--------------------------------------------------------------------------------
Intel Corp                                    5.57                    4,714,258
--------------------------------------------------------------------------------
Microsoft Corp                                5.11                    4,325,756
--------------------------------------------------------------------------------
General Electric Co                           4.70                    3,979,317
--------------------------------------------------------------------------------
Oracle Corp                                   3.86                    3,266,759
--------------------------------------------------------------------------------
Tyco International Ltd                        2.65                    2,242,080
--------------------------------------------------------------------------------
Emc Corp                                      2.62                    2,215,000
--------------------------------------------------------------------------------
Lucent Technologies, Inc                      2.31                    1,953,598
--------------------------------------------------------------------------------
International Business Machines Corp          1.99                    1,687,400
--------------------------------------------------------------------------------
Texas Instruments, Inc                        1.92                    1,627,360
--------------------------------------------------------------------------------


(1) Returns for the Institutional Growth Equity Fund reflect past performance and were achieved during favorable market conditions. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Institutional Growth Equity Fund was 7/1/99.

(3) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

4 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 2000 SEMIANNUAL REPORT

INSTITUTIONAL
GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

- Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

- Active portion (43 percent as of 3/31/00) buys stocks when priced fairly or at a discount to growth potential and asset values.

- Occasionally acquires stocks of foreign-based companies not in the benchmark.

$10,000 OVER LIFE OF FUND

                         Institutional                                     Lipper Growth &
                         Growth & Equity Fund          S&P 500 Index       Income Fund Index
June 30, 1999            10,000                        10,000              10,000
September 30, 1999        9,337                         9,376               9,200
December 31, 1999        10,822                        10,771              10,025
March 31, 2000           11,187                        11,018              10,194

PERFORMANCE AT A GLANCE AS OF 3/31/00


                                    Total Return(1)     Expense      Net Assets
INSTITUTIONAL                     since inception(2)     Ratio       in millions
GROWTH & INCOME FUND                  11.87%             0.22%(3)      $33.53
--------------------------------------------------------------------------------
S&P 500 Index                         10.18               --              --
--------------------------------------------------------------------------------
Lipper Growth & Income Fund Index      1.93               --              --
--------------------------------------------------------------------------------

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2000

During the six months ended March 31, 2000, the Institutional Growth & Income Fund returned 19.89 percent, surpassing its benchmark, the S&P 500 Index, by
2.38 percentage points. The fund's performance was 9.10 percentage points better than its competition as measured by the Lipper Growth & Income Fund Index.

The fund's strong returns were due to stock selections in technology and telecommunications (holdings were 31.79 percent in technology and 10.31 percent in utilities, which includes telecoms) in the actively managed portion of the portfolio. As technology stocks continued to soar, our semiconductor and telecommunications holdings contributed substantially to performance. Stocks such as Oracle, Nokia, Cisco, and Ciena were among our notable heavy holdings in technology. We also received strong performance from our investments in telecommunications providers such as PSInet, Cable & Wireless, Omnipoint, and Viatel.

The fund's underweight positions in traditional consumer-oriented growth stocks, such as Johnson & Johnson, Philip Morris, and Coca-Cola, also contributed to the portfolio's strong performance.

TEN LARGEST HOLDINGS AS OF 3/31/00

Company                                 % of Fund's Net Assets      Market Value
--------------------------------------------------------------------------------
Cisco Systems, Inc                             4.35%                 $1,457,031
--------------------------------------------------------------------------------
Microsoft Corp                                 4.06                   1,361,487
--------------------------------------------------------------------------------
General Electric Co                            4.03                   1,351,372
--------------------------------------------------------------------------------
Intel Corp                                     3.52                   1,179,521
--------------------------------------------------------------------------------
Exxon Mobil Corp                               2.44                     817,731
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc                           2.04                     684,814
--------------------------------------------------------------------------------
Oracle Corp                                    1.97                     659,628
--------------------------------------------------------------------------------
AT & T Corp                                    1.70                     568,575
--------------------------------------------------------------------------------
Tyco International Ltd                         1.65                     551,767
--------------------------------------------------------------------------------
International Business Machines Corp           1.51                     506,220
--------------------------------------------------------------------------------

(1) Returns for the Institutional Growth & Income Fund reflect past performance and were achieved during favorable market conditions. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Institutional Growth & Income Fund was 7/1/99.

(3) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

                   2000 SEMIANNUAL REPORT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 5

INSTITUTIONAL
EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Equity Index Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

- Tracks the overall market for common stocks publicly traded in the U.S.

- Benchmarked to the Russell 3000(R) Index.

- Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3000 stocks in the index.

$10,000 OVER LIFE OF FUND

                         Institutional
                         Equity Index Fund          Russell 3000(R) Index
July 1, 1999             10,000                        10,000
September 30, 1999        9,340                         9,342
December 31, 1999        10,828                        10,857
March 31, 2000           11,253                        11,352

PERFORMANCE AT A GLANCE AS OF 3/31/00
                                  Total Return(1)     Expense        Net Assets
                                since inception(2)     Ratio         in millions

INSTITUTIONAL
EQUITY INDEX FUND                     12.53%            0.17%(3)        $50.79
--------------------------------------------------------------------------------
Russell 3000(R) Index                 13.52              --                --
--------------------------------------------------------------------------------

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2000

For the last six months, the Institutional Equity Index Fund returned 20.48 percent, falling slightly short of its benchmark, the Russell 3000(R) Index, by
1.05 percentage points.

In the U.S. equity markets, market volatility, which leads to wider variations of returns, affected the Institutional Equity Index Fund's performance.

The Institutional Equity Index Fund is a relatively small fund. With smaller amounts of money, it becomes more costly to exactly replicate the Russell 3000(R) Index by making trades in every stock in the index. (The Russell 3000(R) Index has a small-capitalization component that amounts to about 10 percent of the index.) To minimize trading charges, the fund was more heavily invested in stocks with large capitalization. This tendency for the fund to hold stocks with larger capitalizations reduced the fund's performance relative to its benchmark, particularly in the past six months, since small-capitalization stocks outperformed larger capitalization stocks during the period.

TEN LARGEST HOLDINGS AS OF 3/31/00

Company                                 % of Fund's Net Assets      Market Value
--------------------------------------------------------------------------------
Cisco Systems, Inc                              3.76%                $1,911,319
--------------------------------------------------------------------------------
General Electric Co                             3.62                  1,838,816
--------------------------------------------------------------------------------
Intel Corp                                      3.16                  1,606,471
--------------------------------------------------------------------------------
Microsoft Corp                                  2.90                  1,471,243
--------------------------------------------------------------------------------
Exxon Mobil Corp                                1.93                    980,904
--------------------------------------------------------------------------------
International Business Machines Corp            1.52                    774,316
--------------------------------------------------------------------------------
Citigroup, Inc                                  1.44                    729,721
--------------------------------------------------------------------------------
Lucent Technologies, Inc                        1.39                    706,097
--------------------------------------------------------------------------------
AT & T Corp                                     1.29                    655,368
--------------------------------------------------------------------------------
Oracle Corp                                     1.22                    617,942
--------------------------------------------------------------------------------

(1) Returns for the Institutional Equity Index Fund reflect past performance and were achieved during favorable market conditions. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Institutional Equity Index Fund was 7/1/99.

(3) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

6 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 2000 SEMIANNUAL REPORT

INSTITUTIONAL
SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The Institutional Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

- Attempts to track the return of the S&P 500 Index by investing in companies that meet the fund's social criteria.

- Current social criteria exclude investing in companies that do damage to the natural environment, have significant business in weapons production or gaming or gambling operations, produce or market alcohol or tobacco products, or nuclear energy.

- Does not invest in stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).

$10,000 OVER LIFE OF FUND

                         Institutional                                     Lipper Growth &
                         Social Choice Equity Fund     S&P 500 Index       Income Fund Index
July 1, 1999             10,000                        10,000              10,000
September 30, 1999        9,364                         9,376               9,200
December 31, 1999        10,650                        10,771              10,025
March 31, 2000           11,013                        11,018              10,194

PERFORMANCE AT A GLANCE AS OF 3/31/00

                                   Total Return(1)      Expense      Net Assets
INSTITUTIONAL                    since inception(2)      Ratio       in millions
SOCIAL CHOICE EQUITY FUND              10.13%            0.18%(3)      $29.14

S&P 500 Index                          10.18              --             --
--------------------------------------------------------------------------------
Lipper Growth & Income Fund Index       1.93              --             --
--------------------------------------------------------------------------------

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2000

In a climate of continued volatility, the Institutional Social Choice Equity Fund showed a six-month return of 17.61 percent, 0.10 percentage points higher than its benchmark, the S&P 500 Index, and 6.82 percentage points above its competition, as measured by the Lipper Growth & Income Index.

A number of stocks in the S&P 500 cannot be held by the fund because they do not pass certain social screens. The fund attempts to match the benchmark by owning S&P 500 and non-S&P 500 stocks.

The fund's strong showing during the six-month period was driven by the high performance in the fund's energy holdings relative to the benchmark.

The fund also benefited by not owning aerospace or defense stocks, as this sector had a return of -24 percent. The portfolio's strong energy-sector performance more than offset the relative weakness, versus the benchmark, of the durable-goods and interest-rate-sensitive sectors.

On a stock-specific basis, Enron Corp, a significant overweight in the fund due to its passing the relevant social screens, was up 82 percent in the period. Because the screens preclude the fund from investing in integrated oil companies (those that engage in the exploration, production, refinement, and distribution of oil products), the fund benefited from not owning Exxon and Royal Dutch. The positive effect of owning Enron and not owning integrated oils more than offset the effect of not owning General Electric. General Electric, the third largest stock in the S&P 500 on March 31, had a return of 31.62 percent.


TEN LARGEST HOLDINGS AS OF 3/31/00
Company                                 % of Fund's Net Assets      Market Value
--------------------------------------------------------------------------------
Microsoft Corp                                  4.56%                $1,328,125
--------------------------------------------------------------------------------
Cisco Systems, Inc                              4.40                  1,283,387
--------------------------------------------------------------------------------
Intel Corp                                      3.80                  1,108,275
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc                            2.13                    621,600
--------------------------------------------------------------------------------
International Business Machines Corp            1.94                    566,400
--------------------------------------------------------------------------------
Citigroup, Inc                                  1.91                    557,537
--------------------------------------------------------------------------------
Oracle Corp                                     1.88                    546,437
--------------------------------------------------------------------------------
American International Group, Inc               1.79                    522,862
--------------------------------------------------------------------------------
Lucent Technologies, Inc                        1.71                    498,150
--------------------------------------------------------------------------------
AT & T Corp                                     1.70                    495,000
--------------------------------------------------------------------------------

(1) Returns for the Institutional Social Choice Equity Fund reflect past performance and were achieved during favorable market conditions. No assurance can be given that the fund will be able to achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Institutional Social Choice Equity Fund was 7/1/99.

(3) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

                   2000 SEMIANNUAL REPORT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 7

INSTITUTIONAL
BOND FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Bond Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

- Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

- Overweights investments in undervalued securities as compared with the benchmark, and underweights investments in overvalued securities as compared with the benchmark.

- Utilizes sector allocation strategies to maintain optimum portfolio structure.

$10,000 OVER LIFE OF FUND

                         Institutional        Lehman Brothers         Lipper Intermediate
                         Bond Fund            Aggregate Bond Index    Investment Grade Index
July 1, 1999             10,000               10,000                  10,000
September 30, 1999       10,067               10,068                  10,064
December 31, 1999        10,059               10,056                  10,044
March 31, 2000           10,278               10,278                  10,242

PERFORMANCE AT A GLANCE AS OF 3/31/00
                                Total Return(1)       Expense        Net Assets
INSTITUTIONAL                 since inception(2)       Ratio         in millions

BOND FUND                           2.78%              0.19%(3)        $109.07
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index                2.78                --                 --
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt Index         2.42                --                 --
--------------------------------------------------------------------------------

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2000

For the six months ended March 31, 2000, the Institutional Bond Fund returned
2.10 percent. The fund beat its benchmark, the Lehman Brothers Aggregate Bond Index, by 0.02 percentage points, and its competition, as measured by the Lipper Intermediate Investment Grade Debt Index, by 0.33 percentage points.

Two factors led to this performance. The first was a modest overweight position in mortgage-backed, corporate, U.S. agency, and asset-backed securities during the fourth quarter of 1999, and the second was reducing the overweights to a neutral position with regard to these sectors in the first quarter of 2000.

The difference between bond yields and that of a Treasury security of similar duration (the spread) tightened in all sectors during the fourth quarter as the issuance of new bonds slowed and fears surrounding Y2K subsided. Spreads reversed course and widened in the first quarter as investors rushed to buy U.S. Treasury securities when the Treasury Department released details of its buyback program, in which the Treasury is using the budget surplus to pay down government debt, thus reducing the supply of Treasury securities.


INSTITUTIONAL BOND FUND VS. BENCHMARK:
RISK CHARACTERISTICS

Measure*                           Average Life      Option-Adjusted Duration
                                (in years) 3/31/00      (in years) 3/31/00

Institutional Bond Fund              8.6                     4.93
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index                 8.8                     4.95
--------------------------------------------------------------------------------

 * As calculated using an analytical model developed by Capital Management Sciences, a widely recognized investment research firm.


TOP FIVE MARKET SECTORS                                  3/31/00

Mortgage-backed securities*                                37%
--------------------------------------------------------------------------------
U.S. government securities                                 37
--------------------------------------------------------------------------------
Corporate bonds                                            20
--------------------------------------------------------------------------------
Money market instruments                                    3
--------------------------------------------------------------------------------
Yankees**                                                   3
--------------------------------------------------------------------------------

 * Includes government-backed and private-label securities and asset-backed securities

**  Foreign government and corporate bonds denominated in U.S. dollars

(1) Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Institutional Bond Fund was 7/1/99.

(3) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

8 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 2000 SEMIANNUAL REPORT

INSTITUTIONAL
MONEY MARKET FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

- Invests in money market securities classified as "first-tier securities," which are ranked in the highest category by nationally recognized statistical rating organizations.

- Average weighted maturity of 90 days or less.

- Longest maturity will be 397 days.

$10,000 OVER LIFE OF FUND

                         Institutional        IBC Money Market Fund Report      Lipper Money Market
                         Money Market Fund    Average(TM)--All Taxable          Funds Average
July 1, 1999             10,000               10,000                            10,000
September 30, 1999       10,128               10,115                            10,110
December 31, 1999        10,270               10,241                            10,234
March 31, 2000           10,420               10,375                            10,365

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2000

For the six months ended March 31, 2000, the Institutional Money Market Fund returned 2.87 percent, beating its benchmark, the IBC Money Market Report Average-All Taxable, by 0.30 percentage points, and its competition, as measured by the Lipper Money Market Funds Average, by 0.37 percentage points.

For the period, the average weighted maturity of the Institutional Money Market Fund varied from a low of 19 days to a high of 58 days, compared with a 45- to 57-day range for the benchmark.

The fund increased its holdings in the U.S. Government agency sector to 5 percent during the fourth quarter of 1999 on concerns about the effects of Y2K on liquidity in the marketplace. During the first quarter of 2000, the fund let holdings in this sector mature, reinvesting the proceeds into commercial paper. During the first quarter of 2000, commercial paper provided the best relative value among the different money market asset classes. As of March 31, 2000, the Institutional Money Market Fund has 97 percent of its assets in commercial paper and 3 percent in U.S. government agency securities.

ASSET ALLOCATION AS OF 3/31/00

[PIE CHART]

Commercial Paper                   97%

U.S. Government agency securities   3%


PERFORMANCE AT A GLANCE AS OF 3/31/00

                                                                                                            Net Annualized Yield
                                        Total Return(1)   Expense     Average Maturity     Net Assets   for the 7 days ended 3/28/00
                                      since inception(2)   Ratio    (days) as of 3/28/00   in millions  CURRENT            EFFECTIVE

INSTITUTIONAL
MONEY MARKET FUND                            4.2%         0.16%(3)          30              $25.07      5.86%           6.03%
------------------------------------------------------------------------------------------------------------------------------------
IBC's Money Fund Report
Average(TM)--All Taxable                     3.75          .49              48                 --       5.38            5.53
------------------------------------------------------------------------------------------------------------------------------------
Lipper Money Market Funds Average            3.64           --              --                 --        --              --
------------------------------------------------------------------------------------------------------------------------------------

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Institutional Money Market Fund's current earnings than does the total return.

(2) Inception date of the Institutional Money Market Fund was 7/1/99.

(3) The annualized expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2003, to waive a portion of the fund's management fee and limit the fund's other expenses.

 LIKE THE OTHER INSTITUTIONAL FUNDS, THE TIAA-CREF INSTITUTIONAL MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT
 AGENCY.

                   2000 SEMIANNUAL REPORT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS 9

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)   SUMMARY BY INDUSTRY

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
BOND
CORPORATE BOND
TRANSPORTATION EQUIPMENT               $       622      0.00%
                                       -----------    ------
TOTAL CORPORATE BOND
(Cost $476)                                    622      0.00
                                       -----------    ------
TOTAL BOND
(Cost $476)                                    622      0.00
                                       -----------    ------
PREFERRED STOCK
APPAREL AND OTHER TEXTILE PRODUCTS           4,300      0.01
BUSINESS SERVICES                          789,512      1.40
MOTION PICTURES                            303,017      0.53
STONE, CLAY, AND GLASS PRODUCTS              3,781      0.01
                                       -----------    ------
TOTAL PREFERRED STOCK
(Cost $876,611)                          1,100,610      1.95
                                       -----------    ------
COMMON STOCK
AMUSEMENT AND RECREATION SERVICES          106,436      0.19
APPAREL AND ACCESSORY STORES                64,565      0.11
APPAREL AND OTHER TEXTILE PRODUCTS          35,874      0.06
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                  26,568      0.05
BUSINESS SERVICES                       11,394,730     20.15
CHEMICALS AND ALLIED PRODUCTS            2,482,394      4.39
COMMUNICATIONS                          11,947,198     21.13
DEPOSITORY INSTITUTIONS                  4,062,369      7.18
EATING AND DRINKING PLACES                 193,661      0.34
EDUCATIONAL SERVICES                        20,688      0.04
ELECTRIC, GAS, AND SANITARY SERVICES     1,052,515      1.86
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              7,596,695     13.43
ENGINEERING AND MANAGEMENT SERVICES         17,526      0.03
FABRICATED METAL PRODUCTS                   79,823      0.14
FOOD AND KINDRED PRODUCTS                  809,295      1.43
FOOD STORES                                306,560      0.54
GENERAL BUILDING CONTRACTORS                54,585      0.10
GENERAL MERCHANDISE STORES                 226,816      0.40
HEAVY CONSTRUCTION, EXCEPT BUILDING         87,887      0.16
HOLDING AND OTHER INVESTMENT OFFICES       527,686      0.93
HOTELS AND OTHER LODGING PLACES             40,153      0.07
INDUSTRIAL MACHINERY AND EQUIPMENT         727,610      1.29
INSTRUMENTS AND RELATED PRODUCTS         1,098,766      1.94
INSURANCE AGENTS, BROKERS AND SERVICE       57,237      0.10
INSURANCE CARRIERS                       1,119,027      1.98
LOCAL AND INTERURBAN PASSENGER
  TRANSIT                                   74,417      0.13

                                          VALUE         %
LUMBER AND WOOD PRODUCTS               $    23,726      0.04%
METAL MINING                                93,229      0.16
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                               328,503      0.58
MISCELLANEOUS RETAIL                        83,384      0.15
MOTION PICTURES                            292,247      0.52
NONDEPOSITORY INSTITUTIONS                 569,718      1.01
OIL AND GAS EXTRACTION                     571,096      1.01
PAPER AND ALLIED PRODUCTS                  128,518      0.23
PETROLEUM AND COAL PRODUCTS              1,041,620      1.84
PRIMARY METAL INDUSTRIES                   131,187      0.23
PRINTING AND PUBLISHING                  1,136,096      2.01
RAILROAD TRANSPORTATION                     73,017      0.13
REAL ESTATE                                292,430      0.52
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                 338,065      0.60
SECURITY AND COMMODITY BROKERS             384,750      0.68
SPECIAL TRADE CONTRACTORS                   11,565      0.02
STONE, CLAY, AND GLASS PRODUCTS            436,756      0.77
TEXTILE MILL PRODUCTS                       11,786      0.02
TOBACCO PRODUCTS                            44,499      0.08
TRANSPORTATION BY AIR                      124,371      0.22
TRANSPORTATION EQUIPMENT                 1,272,081      2.25
TRANSPORTATION SERVICES                    136,527      0.24
TRUCKING AND WAREHOUSING                    71,535      0.13
WATER TRANSPORTATION                        28,357      0.05
WHOLESALE TRADE-DURABLE GOODS              793,743      1.40
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $44,543,920)                      52,629,887     93.06
                                       -----------    ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY                   3,033,006      5.36
                                       -----------    ------
TOTAL SHORT TERM INVESTMENT
(Cost $3,033,006)                        3,033,006      5.36
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $48,454,013)                      56,764,125    100.37
OTHER ASSETS & LIABILITIES, NET           (211,489)    (0.37)
                                       -----------    ------
NET ASSETS                             $56,552,636    100.00%
                                       ===========    ======

 10  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)    SUMMARY BY COUNTRY

                                 March 31, 2000

-------------------------------------------------------------
                                          VALUE         %
-------------------------------------------------------------
DOMESTIC
UNITED STATES                          $ 1,034,600      1.82%
                                       -----------    ------
TOTAL DOMESTIC                           1,034,600      1.82
                                       -----------    ------
FOREIGN
AUSTRALIA                                  950,310      1.67
AUSTRIA                                     20,824      0.04
BELGIUM                                    179,702      0.32
CHINA                                      349,863      0.62
DENMARK                                    194,586      0.34
FINLAND                                  2,370,783      4.18
FRANCE                                   2,826,056      4.98
GERMANY                                  7,044,505     12.41
HONG KONG                                2,048,475      3.61
INDIA                                      620,274      1.09
IRELAND                                    382,193      0.67
ITALY                                    2,532,073      4.46
JAPAN                                   12,784,435     22.52
NETHERLANDS                              2,801,125      4.93
NEW ZEALAND                                 20,127      0.04
NORWAY                                      85,594      0.15
PORTUGAL                                   241,667      0.43
SINGAPORE                                  745,958      1.31
SPAIN                                    1,022,200      1.80
SWEDEN                                   2,083,604      3.67
SWITZERLAND                              1,962,211      3.46
UNITED KINGDOM                          11,429,954     20.14
                                       -----------    ------
TOTAL FOREIGN                           52,696,519     92.84
TOTAL SHORT TERM                         3,033,006      5.34
                                       -----------    ------
TOTAL PORTFOLIO                        $56,764,125    100.00%
                                       ===========    ======

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   11

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                March 31 , 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL/SHARES                                       VALUE
BOND
CORPORATE BOND -- 0.00%

TRANSPORTATION EQUIPMENT -- 0.00%
$     392(1)        BRITISH AEROSPACE PLC
                         7.450%, 11/30/03           $       622
                                                    -----------
TOTAL CORPORATE BOND
(Cost $476)                                                 622
                                                    -----------
TOTAL BOND
(Cost $476)                                                 622
                                                    -----------


---------------
(1) Denonimated in British Pounds.

PREFERRED STOCK -- 1.95%

APPAREL AND OTHER TEXTILE PRODUCTS -- 0.01%
       42       ESCADA AG.                                4,300
                                                    -----------
BUSINESS SERVICES -- 1.40%
    1,109       SAP AG.                                 789,512
                                                    -----------
MOTION PICTURES -- 0.53%
    2,650   *   PROSIEBEN MEDIA AG.                     303,017
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.01%
      152       DYCKERHOFF ZEMENTWERKE AG.                3,781
                                                    -----------
TOTAL PREFERRED STOCK
(Cost $876,611)                                       1,100,610
                                                    -----------
COMMON STOCK -- 93.06%
AMUSEMENT AND RECREATION SERVICES -- 0.19%
    1,900       EMI GROUP PLC                            21,096
    5,335       GRANADA GROUP LTD (CLASS A)              57,236
      200       ORIENTAL LAND CO LTD                     21,878
    1,109       TABCORP HOLDINGS LTD                      6,226
                                                    -----------
                                                        106,436
                                                    -----------
APPAREL AND ACCESSORY STORES -- 0.11%
      136   *   DOUGLAS HOLDINGS AG.                      4,255
    2,010       HENNES & MAURITZ AB SERIES B             55,833
       41   *   SHIMAMAURA CO LTD                         4,477
                                                    -----------
                                                         64,565
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.06%
      177   *   AOYAMA TRADING CO LTD                     2,735
    4,451       BENETTON GROUP S.P.A.                     9,156
    2,000   *   GUNZE LTD                                 5,186
    1,000       KURARAY CO LTD                            9,145
    1,000       TOKYO STYLE CO LTD                        9,652
                                                    -----------
                                                         35,874
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 0.05%
      900       CRH PLC                                  16,147
      486       MEYER INTERNATIONAL PLC                   3,965
    1,180       WOLSELEY PLC                              6,456
                                                    -----------
                                                         26,568
                                                    -----------

 SHARES                                                VALUE
BUSINESS SERVICES -- 20.15%
       39       ADECCO S.A. (REGD)                  $    26,974
    3,500   *   AETHER SYSTEMS, INC                     635,250
   32,300   *   ANITE GROUP PLC                         107,436
      117   *   ASIAINFO HOLDINGS, INC                    7,078
    3,350   *   BIODATA INFORMATION TECHNOLOGY AG.    1,266,183
   88,365   *   BMCMEDIA.COM                            279,234
    2,600   *   BUSINESS OBJECTS S.A. (SPONS ADR)       258,700
      165       CAP GEMINI S.A.                          44,681
      530       CAPITA GROUP PLC                         13,553
    1,639   *   CHINA.COM CORP (CLASS A)                132,759
    1,200   *   COMPTEL OYJ                             132,737
       82       CSK CORP                                  3,837
      214       DASSAULT SYSTEMS S.A.                    20,190
  309,000   *   E-KONG GROUP LTD                         77,780
   22,900   *   FANTASTIC CORP                          678,627
   21,600   *   FRAMTIDSFABRIKEN AB                     527,499
    1,800   *   FUJITSU SUPPORT & SERVICE, INC          303,787
      273   *   GETRONICS NV                             20,872
      250   *   GIGAMEDIA LTD                            13,562
    6,001       HAYS PLC                                 39,274
    1,240   *   INTERSHOP COMMUNICATIONS AG.            625,297
      264   *   ISS INTERNATIONAL SERVICE SYSTEM
                  AS SERIES B                            17,304
      100       KONAMI CO LTD                             6,824
      100   *   KONAMI CO LTD (NEW)                       6,824
      303   *   LAGARDERE S.C.A.                         24,600
   15,429       LOGICA PLC                              517,137
    1,000       MEITEC CORP                              35,099
      622       MISYS PLC                                 8,692
      177   *   NAVISION SOFTWARE AS                     15,924
      500   *   ORACLE CORP (JAPAN)                     419,245
    3,600   *   PIXELPARK AG.                           465,040
    2,600   *   POET HOLDINGS, INC                      293,568
      144   *   PSION PLC                                 9,561
    5,000       RENTOKIL INITIAL PLC                     13,041
   43,601       REUTERS GROUP PLC                       884,761
    3,159   *   SAGE GROUP PLC                           35,453
      287       SAP AG.                                 160,928
      304   *   SATAMA INTERACTIVE                        6,981
      253       SECOM CO LTD                             21,707
    9,270       SECURICOR PLC                            18,781
      865   *   SECURITAS AB SERIES B FREE               20,924
      997   *   SEMA GROUP PLC                           19,913
   17,400   *   SILVERLINE INDUSTRIES LTD               321,024
    3,650   *   SINNERSCHRADER AG.                      244,481
2,845,500   *   SINO-I.COM LTD                          274,080
      214   *   SOFTBANK CORP                           190,912
   23,000   *   STONESOFT OYJ                           541,399
       21   *   SUNEVISION HOLDINGS                          35
       11   *   SURVEILLANCE S.A. SOCIETE DE              3,969
    4,900   *   TIBCO SOFTWARE, INC                     399,350
      186       TIETOENATOR CORP                         11,159
    1,190   *   TISCALI S.P.A.                          832,374
    3,000       TOKYU CORP                               13,279
    1,000       TRANS COSMOS                            282,747
    4,000       WHARF HOLDINGS LTD                        7,654

 12  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BUSINESS SERVICES -- (CONTINUED)
      177   *   WM-DATA AB SERIES B                 $     9,628
    2,561       WPP GROUP PLC                            45,022
                                                    -----------
                                                     11,394,730
                                                    -----------
CHEMICALS AND ALLIED PRODUCTS -- 4.39%
      695       AKZO NOBEL NV                            29,660
    3,000       ASAHI CHEMICAL INDUSTRY CO LTD           19,158
    4,179       ASTRAZENECA PLC (UNITED KINGDOM)        169,269
    1,747       AVENTIS S.A.                             95,618
    1,480       BASF AG.                                 70,171
    1,630       BAYER AG.                                72,962
      180       BEIERSDORF AG.                           13,090
    1,110       BOC GROUP PLC                            21,727
      711   *   CELLTECH CHIROSCIENCE PLC                12,885
    1,316       CHUGAI PHARMACEUTICAL CO LTD             24,673
      871       DAICEL CHEMICAL INDUSTRIES LTD            2,972
      485       DAIICHI PHARMACEUTICAL CO LTD             7,518
    1,000       DAINIPPON INK & CHEMICAL, INC             4,046
    2,110       DENKI KAGKU KOGYO                         8,043
      356       EISAI CO LTD                              9,388
      390   *   FANCL CORP                               63,805
      317       GEHE AG.                                 10,613
    8,819       GLAXO WELLCOME PLC                      252,537
    2,816       IMPERIAL CHEMICAL INDUSTRY PLC           23,551
      532       KANEKA CORP                               6,649
    1,613       KAO CORP                                 49,381
    1,000       KUREHA CHEMICAL INDUSTRY CO LTD           2,778
    1,000       KYOWA HAKKO KOGYO                        11,368
      168       L'AIR LIQUIDE (REGD)                     23,325
       10   *   LONZA AG. (REGD)                          5,424
      152       LOREAL S.A.                              98,175
      549       MERCK & CO KGAA                          17,545
    4,737       MITSUBISHI CHEMICAL CORP                 18,889
    3,000       MITSUBISHI GAS CHEMICAL CO, INC           7,224
    3,139   *   MONTEDISON S.P.A.                         5,481
      171       NOVARTIS AG. (REGD)                     233,869
      187       NOVO NORDISK AS (CLASS B)                25,236
      916   *   NYCOMED AMERSHAM PLC                      7,481
       20       ROCHE HOLDINGS AG. (GENUSSCHEINE)       217,237
    1,514       SANKYO CO LTD                            38,158
    1,597   *   SANOFI-SYNTHELABO S.A.                   60,895
      138       SCHERING AG.                             18,222
    2,250       SEKISUI CHEMICAL CO LTD                   7,436
    1,403       SHIN-ETSU CHEMICAL CO LTD                85,220
    1,461       SHIONOGI & CO LTD                        25,953
    1,367       SHISEIDO & CO LTD                        18,592
    2,000   *   SHOWA DENKO K.K.                          2,671
       13   *   SIKA FINANZ AG. (BR)                      4,237
   12,968       SMITHKLINE BEECHAM/BECKMAN LTD          171,295
      195       SOLVAY ET CIE S.A.                       13,994
    4,000       SUMITOMO CHEMICAL CO LTD                 21,878
    1,377       TAISHO PHARMACEUTICAL CO LTD             47,526
    3,081       TAKEDA CHEMICAL INDUSTRIES LTD          219,287
    2,000       TEIJIN LTD                                8,482
    3,000       TORAY INDUSTRIES, INC                    11,582

 SHARES                                                VALUE
    2,000       TOSOH CORP                          $     9,769
    1,286       UBE INDUSTRIES LTD                        2,908
      337       UCB S.A.                                 12,253
      776       WESFARMERS LTD                            5,494
    1,000       YAMANOUCHI PHARMACEUTICAL CO LTD         54,794
                                                    -----------
                                                      2,482,394
                                                    -----------
COMMUNICATIONS -- 21.13%
      467       ALCATEL                                 102,465
    4,089       BRITISH SKY BROADCASTING GROUP PLC      108,284
   14,705       BRITISH TELECOMMUNICATIONS PLC          275,642
   27,397       CABLE & WIRELESS HKT LTD                 71,777
   34,493       CABLE & WIRELESS PLC                    648,214
      278       CANAL PLUS S.A.                          61,182
    1,241       CARLTON COMMUNICATIONS PLC               15,056
    3,488   *   CHINA TELECOM LTD (HONG KONG)
                  (SPONS ADR)                           618,248
   10,668   *   COLT TELECOM GROUP PLC                  508,007
      174   *   CRAYFISH CO LTD (SPONS ADR)               6,612
    6,850       DEUTSCHE TELEKOM AG.                    550,585
    7,434       EIRCOM PLC                               33,006
   13,621       ERICSSON TELEFON (LM) AB SERIES B     1,196,566
    2,266       FRANCE TELECOM S.A.                     390,289
        5       FUJI TELEVISION NETWORK, INC             86,774
    1,000       FUJIKURA LTD                              4,962
    1,101       KONINKLIJKE KPN NV                      126,053
    6,199       MARCONI PLC                              74,070
   31,966       MEDIASET S.P.A.                         634,994
      252       NETCOM AB SERIES B                       21,729
       35       NIPPON TELEGRAPH & TELEPHONE CORP       556,231
       12       NTT MOBILE COMMUNICATIONS               492,564
   11,888   *   OLIVETTI GROUP S.P.A.                    42,657
    2,925       PORTUGAL TELECOM S.A.                    37,504
       29   *   PUBLICIS S.A.                            15,539
    1,500   *   SERVICOS TELECOMUNICACOE
                  MULTIMEDIA S.A.                       133,483
   18,000   *   SINGAPORE TELECOMMUNICATIONS LTD         25,676
      300   *   SOCIETE TELEVISION FRANCAISE            221,037
    1,756       SONERA GROUP OYJ                        119,803
      174       SWISSCOM AG. (REGD)                      66,766
      700       TELE DANMARK AS                          62,977
    4,000       TELECOM CORP OF NEW ZEALAND              18,099
    9,711       TELECOM ITALIA                          144,958
   17,297       TELECOM ITALIA MOBILE S.P.A.            212,184
   12,623   *   TELEFONICA DE ESPANA S.A.               318,875
    1,000       TELEVISION BROADCASTS LTD                 8,893
   18,759       TELSTRA CORP                             86,538
    1,500   *   TERRA NETWORKS S.A.                     120,781
      252       TOKYO BROADCASTING SYSTEMS, INC           9,950
   11,700   *   UNITED PAN-EUROPE COMMUNICATIONS
                  NV                                    546,672
  422,680       VODAFONE AIRTOUCH PLC                 2,349,941
    7,539       VODAFONE AIRTOUCH PLC ADR               418,885
   11,800       YOKOWO CO LTD                           402,670
                                                    -----------
                                                     11,947,198
                                                    -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   13

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
DEPOSITORY INSTITUTIONS -- 7.18%
    3,688       ABBEY NATIONAL PLC                  $    48,538
    3,574       ABN-AMRO HOLDINGS NV                     79,648
    2,020       ALLIED IRISH BANK PLC                    19,618
      800       ARGENTARIA, CAJA POSTAL Y BCO
                  HIPOTECA                               11,742
   33,000       ASAHI BANK LTD                          185,004
      625       BANCA COMMERCIALE ITALIANA S.P.A.         2,852
   13,134   *   BANCA DI ROMA                            14,490
   10,238       BANCA INTESA S.P.A.                      35,365
      625   *   BANCA INTESA S.P.A. PUT WTS
                  11/15/02                                1,399
      662       BANCA POPOLARE DI MILANO                  4,586
    2,000       BANCO COMERCIAL PORTUGUES S.A.
                  (REGD)                                 10,774
      159       BANCO ESPIRITO SANTO S.A.                 3,803
    9,725       BANCO SANTANDER CENTRAL HISPANO
                  S.A.                                  104,501
      151       BANK AUSTRIA AG.                          7,354
    6,000       BANK OF EAST ASIA LTD                    13,330
    3,000       BANK OF FUKUOKA LTD                      20,591
   30,000       BANK OF TOKYO MITSUBISHI LTD            429,093
    2,000       BANK OF YOKOHAMA LTD                      8,111
    1,015       BANQUE NATIONALE DE PARIS                80,126
    3,837       BARCLAYS PLC                            101,733
    1,067       BAYERISCHE HYPO-UND VEREINSBANK
                  AG.                                    66,108
    7,038       BANCO BILBAO VIZCAYA ARGENTARIA         103,441
      718       BPI-SGPS S.A. (REGD)                      2,548
    1,000       CHRISTIANIA BANK OG KREDITKASSE           5,190
    1,600   *   CHUO TRUST & BANKING CO LTD               9,219
      634       CREDIT SUISSE GROUP (REGD)              126,213
    4,000       DAIWA BANK LTD                           11,855
    3,518   *   DBS GROUP HOLDINGS LTD                   46,480
      173       DEN DANSKE BANK AF 1871                  18,121
    1,398   *   DEUTSCHE BANK AG. (REGD)                 92,569
    2,732   *   DNB HOLDING ASA                          10,488
    1,339   *   DRESDNER BANK AG. (REGD)                 55,081
    1,274       FORENINGSSPARBANKEN AB                   17,325
    7,815       FUJI BANK LTD                            73,528
    1,000       GUNMA BANK LTD                            5,479
    4,000       HANG SENG BANK LTD                       34,932
    3,000       HOKURIKU BANK LTD                         7,604
   18,892       HSBC HOLDINGS PLC (UNITED KINGDOM)      223,325
    7,000       INDUSTRIAL BANK OF JAPAN LTD             64,017
    2,000       JOYO BANK                                 8,092
      687       KBC BANCASSURANCE HOLDINGS NV            24,651
   11,743       LLOYDS TSB GROUP PLC                    124,016
    3,328       MITSUBISHI TRUST & BANKING CORP          30,890
    3,769       NATIONAL AUSTRALIA BANK LTD              48,454
    3,100   *   OVERSEAS CHINESE BANKING CORP LTD        19,210
    6,119       ROYAL BANK OF SCOTLAND PLC               90,099
   47,641       SAKURA BANK LTD                         362,770
   13,311       SAN PAOLO-IMI S.P.A.                    182,265
   20,000       SANWA BANK LTD                          208,257
    1,000       SEVENTY-SEVEN (77) BANK LTD               7,146
    2,000       SHIZUOKA BANK LTD                        16,964
    1,713       SKANDINAVISKA ENSKILDA BANKEN
                  SERIES A                               18,438

 SHARES                                                VALUE
      273       SOCIETE GENERALE S.A.               $    54,439
   21,661       SUMITOMO BANK LTD                       323,124
    1,718       SVENSKA HANDELSBANKEN SERIES A           21,176
    7,000       TOKAI BANK LTD                           42,314
      709       UBS AG. (REGD)                          186,343
      100       UNI BANKDANMARK AS (CLASS A)              6,413
   12,323       UNICREDITO ITALIANO S.P.A.               49,052
    8,952   *   UNITED OVERSEAS BANK LTD                 54,951
    4,333       WESTPAC BANKING CORP                     27,124
                                                    -----------
                                                      4,062,369
                                                    -----------
EATING AND DRINKING PLACES -- 0.34%
      369   *   AUTOGRILL S.P.A.                          3,424
   13,388       COMPASS GROUP PLC                       174,707
      130       SKYLARK CO LTD                            3,536
       43       SODEXHO ALLIANCE S.A.                     6,690
       18       VALORA HOLDINGS AG. (REGD)                5,304
                                                    -----------
                                                        193,661
                                                    -----------
EDUCATIONAL SERVICES -- 0.04%
      100       BENESSE CORP                             10,432
      100   *   BENESSE CORP (NEW)                       10,256
                                                    -----------
                                                         20,688
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 1.86%
      223       AGUAS DE BARCELONA S.A.                   3,510
        2   *   AGUAS DE BARCELONA S.A. (NEW)                29
      683       ANGLIAN WATER PLC                         5,646
      896       AUSTRALIA GAS LIGHT CO                    4,323
    7,924   *   BG GROUP PLC                             44,654
    9,598       CENTRICA PLC                             36,671
    5,000       CLP HOLDINGS LTD                         22,410
      126       ELECTRABEL NV                            33,336
    1,400       ELECTRICIDADE DE PORTUGAL S.A.           26,189
    2,546       ENDESA S.A.                              58,395
   17,880   *   ENEL S.P.A.                              80,069
    1,175       GAS NATURAL SDG S.A.                     22,925
       56       GROUPE BRUXELLES LAMBERT S.A.            11,922
   14,012       HONG KONG & CHINA GAS CO LTD             17,545
    2,195       IBERDROLA S.A.                           28,627
    1,200       ITALGAS S.P.A.                            5,500
    3,000       KANSAI ELECTRIC POWER CO, INC            44,869
    3,398       NATIONAL GRID GROUP PLC                  31,061
    2,218       NATIONAL POWER PLC                       11,119
    2,000       OSAKA GAS CO LTD                          4,835
      100   *   OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG.           10,716
    1,249       RHEIN-WESTFALEN ELECTRIC AG.             44,578
    4,280       SCOTTISH POWER PLC                       34,668
      100       SUEZ LYONNAISE (STRIP VVPR)                   0
      100       SUEZ LYONNAISE DES EAUX                  17,175
      399       SUEZ LYONNAISE DES EAUX S.A.             68,569
    1,150       THAMES WATER PLC                         13,016
    1,761       TOHOKU ELECTRIC POWER CO, INC            22,577
    3,554       TOKYO ELECTRIC POWER CO, INC             77,965
    2,000       TOKYO GAS CO LTD                          4,309
      688       UNION ELECTRICA FENOSA S.A.              14,127

 14  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ELECTRIC, GAS, AND SANITARY SERVICES -- (CONTINUED)
       18       UNITED UTILITIES PLC                $       188
    1,301       VEBA AG.                                 66,290
    1,384       VIAG AG.                                 27,890
    1,360       VIVENDI S.A.                            156,812
                                                    -----------
                                                      1,052,515
                                                    -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT -- 13.43%
      159   *   ABB LTD                                  18,734
      599   *   ABB LTD (SWITZERLAND)                    68,809
      113       ADVANTEST CORP                           24,006
      202       ALPS ELECTRIC CO LTD                      2,761
      338   *   ASM LITHOGRAPHY HOLDINGS NV              37,743
       17       BARCO NV                                  2,179
   10,100   *   BOWTHORPE HOLDINGS PLC                  186,744
    2,000       BROTHERS INDUSTRIES LTD                   5,225
    1,946   *   CHARTERED SEMICONDUCTOR
                  MANUFACTURING                         183,410
    1,039       ELECTROCOMPONENTS PLC                    10,533
      883       ELECTROLUX AB SERIES B                   16,709
    3,903   *   EPCOS AG.                               513,518
   23,100       ERG LTD                                 159,144
   13,106       FUJITSU LTD                             402,513
    2,000       FURUKAWA ELECTRIC CO LTD                 33,637
       62   *   GROUPE SEB S.A.                           3,589
      100       HIROSE ELECTRIC CO LTD                   14,127
    7,967       HITACHI LTD                              94,688
      840   *   INFINEON TECHNOLOGIES AG.                45,855
   23,705       JOHNSON ELECTRIC HOLDINGS LTD           162,112
      784       KONINKLIJKE PHILIPS ELECTRONICS NV      131,733
      227       KYOCERA CORP                             37,978
    5,294       MATSUSHITA ELECTRIC INDUSTRIAL CO
                  LTD                                   158,461
    6,000       MITSUBISHI ELECTRIC CORP                 56,627
    4,372       MURATA MANUFACTURING CO LTD           1,063,532
    1,000       NGK SPARK PLUG CO LTD                    11,407
    3,808       NIPPON ELECTRIC CORP                    112,496
    6,952       NOKIA OYJ                             1,470,133
    1,000       PIONEER CORP                             28,372
    2,236       ROHM CO                                 778,287
    5,108       SANYO ELECTRIC CO LTD                    30,479
      462       SCHNEIDER ELECTRIC S.A.                  29,486
    3,317       SHARP CORP                               70,987
      631       SONY CORP                                89,206
    1,631   *   SONY CORP (NEW)                         232,170
    4,284       ST MICROELECTRONICS NV                  787,055
    1,778       SUMITOMO ELECTRIC INDUSTRIES CO          25,084
    5,900   *   TAIWAN SEMICONDUCTOR MANUFACTURING
                  CO LTD ADR                            336,300
      166       TAIYO YUDEN CO LTD                       10,730
      247       TOKYO ELECTRON CO LTD                    37,327
    8,488       TOSHIBA CORP                             86,563
    1,000       VENTURE MANUFACTURING (SINGAPORE)
                  LTD                                    13,738
    1,542       YAMAHA CORP                              12,508
                                                    -----------
                                                      7,596,695
                                                    -----------

 SHARES                                                VALUE
ENGINEERING AND MANAGEMENT SERVICES -- 0.03%
    2,000       SEMBCORP INDUSTRIES LTD             $     2,034
   12,927       SINGAPORE TECHNOLOGIES ENGINEERING
                  LTD                                    15,492
                                                    -----------
                                                         17,526
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.14%
       52       CARADON PLC                                 115
    1,706       GKN PLC                                  21,269
      100       SMC CORP                                 20,962
    1,000   *   TAKARA STANDARD CO                        4,192
    1,000       TOSTEM CORP                              16,184
    1,000       TOYO SEIKAN KAISHA LTD                   17,101
                                                    -----------
                                                         79,823
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 1.43%
    1,744       AJINOMOTO CO LTD                         21,254
    1,000       ASAHI BREWERIES LTD                      10,042
    2,003       BASS PLC                                 25,211
      131   *   BRAU UND BRUNNEN AG.                      4,637
    4,133       CADBURY SCHWEPPES LTD                    27,774
      100       CARLSBERG BREWERIES AS (CLASS A)          2,891
    1,030       COCA COLA AMATIL LTD                      2,563
      100       DANISCO AS                                3,200
      204       DANONE GROUP                             45,091
    8,571       DIAGEO PLC (CLASS A)                     64,401
        1       ERIDANIA BEGHIN-SAY S.A.                     83
    4,713       FOSTERS BREWING GROUP LTD                11,700
      763       HEINEKEN NV                              40,775
      187       HOUSE FOODS CORP                          2,771
      232       KERRY GROUP (CLASS A)                     3,019
    1,000       KIKKOMAN CORP                             7,517
    2,374       KIRIN BREWERY CO LTD                     29,071
      234       LVMH MOET HENNESSY LOUIS VUITTON         97,892
    1,000       MEIJI MILK PRODUCTS CO LTD                6,113
    1,000       MEIJI SEIKA KAISHA LTD                    6,980
       98       NESTLE S.A. (REGD)                      175,642
    2,000       NICHIREI CORP                             5,557
    1,000       NIPPON MEAT PACKERS, INC                 11,504
      842       NIPPON OIL & FATS CO LTD                  2,159
    2,000       NIPPON SUISAN KAISHA LTD                  3,490
    1,000       NISSIN FOOD PRODUCTS CO LTD              22,571
      775       ORKLA ASA                                11,846
    3,740       PARMALAT FINANZIARIA S.P.A.               4,162
      239       PERNOD-RICARD S.A.                       11,491
    1,000       SOUTHCORP LTD                             2,892
      235       TAKARA SHUZO CO LTD                       5,269
      300       UNIGATE PLC                               1,533
    7,071       UNILEVER LTD                             45,318
    1,391       UNILEVER NV CERTIFICATE                  68,613
    1,388       UNITED BISCUITS HOLDINGS PLC              5,818
    1,000       YAKULT HONSHA CO LTD                      8,891
    1,000       YAMAZAKI BAKING CO LTD                    9,554
                                                    -----------
                                                        809,295
                                                    -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   15

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
FOOD STORES -- 0.54%
      837       CARREFOUR SUPERMARCHE S.A.          $   107,240
      276       CASINO GUICHARD-PERRACHON S.A.           24,957
      100       DELHAIZE FRERES NV                        5,396
      452       ITO-YOKADO CO LTD                        32,347
      127       JERONIMO MARTINS SGPS S.A.                2,302
    1,573       KONINKLIJKE AHOLD NV                     40,925
    3,075       SAINSBURY (J) PLC                        13,882
   18,241       TESCO PLC                                60,746
    1,000       UNY CO LTD                                8,765
    3,224       WOOLWORTHS LTD                           10,000
                                                    -----------
                                                        306,560
                                                    -----------
GENERAL BUILDING CONTRACTORS -- 0.10%
    1,579       AMEC PLC                                  4,786
      300       BARRATT DEVELOPMENTS PLC                  1,136
    1,000   *   BORAL LTD                                 1,371
    2,000       DAIWA HOUSE INDUSTRY CO LTD              13,708
    5,000   *   FUJITA CORP                               2,729
    2,000       OBAYASHI CORP                             7,312
    1,000       SHIMIZU CORP                              2,798
      274       SKANSKA AB SERIES B FREE                  9,291
    4,000       TAISEI CORP                               6,356
    2,174       TAYLOR WOODROW PLC                        5,098
                                                    -----------
                                                         54,585
                                                    -----------
GENERAL MERCHANDISE STORES -- 0.40%
    2,033       COLES MYER LTD                            8,021
    1,000       DAIMARU, INC                              3,383
      200   *   HAGEMEYER NV                              4,252
      225       JUSCO CO LTD                              3,369
      430       KARSTADT QUELLE AG.                      13,170
    3,016       KINGFISHER PLC                           24,778
    4,647       MARKS & SPENCER PLC                      18,570
    1,354       MARUI CO LTD                             24,514
      788       METRO AG.                                31,216
    1,000   *   MITSUKOSHI LTD                            4,328
    2,000       MYCAL CORP                                7,312
      308       PINAULT-PRINTEMPS-REDOUTE S.A.           57,057
      375       SONAE SGPS S.A.                          18,676
    1,000       TAKASHIMAYA CO LTD                        8,170
                                                    -----------
                                                        226,816
                                                    -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 0.16%
      301       AUTOPISTAS CONCESIONARIA ESPANOLA
                  S.A.                                    2,834
       64       BOUYGUES S.A.                            50,706
       31   *   BOUYGUES S.A. RTS                           148
      500       BRISA-AUTO ESTRADAS DE PORTUGAL
                  S.A.                                    3,679
      289       DRAGADOS Y CONSTRUCCIONES S.A.            2,488
      200       FOMENTO CONSTRUCCIONES Y CONTRATAS
                  S.A                                     4,267
      104       GROUPE GTM                                7,702
      202       HOCHTIEF AG.                              5,702
    1,000   *   JGC CONSTRUCTION CORP                     2,788
    1,000       KAJIMA CORP                               2,768

 SHARES                                                VALUE
      319       MAEDA ROAD CONSTRUCTION CO LTD      $     1,461
    1,000       OKUMURA CORP                              3,344
                                                    -----------
                                                         87,887
                                                    -----------
HOLDING AND OTHER INVESTMENT OFFICES -- 0.93%
    3,818       ALLIED ZURICH PLC                        41,935
      962   *   CANARY WHARF FINANCE PLC                  5,432
      154       DROTT AB SERIES B                         1,568
   21,360       HUTCHINSON WHAMPOA LTD                  385,420
    1,234       LAND SECURITIES PLC                      14,744
    1,164       LEND LEASE CORP LTD                      15,042
      300       PROMISE CO LTD                           23,136
    3,000       SUMITOMO CORP                            36,386
    2,069       WESTFIELD TRUST (UNITS)                   3,880
       79   *   WESTFIELD TRUST (NEW UNITS)                 143
                                                    -----------
                                                        527,686
                                                    -----------
HOTELS AND OTHER LODGING PLACES -- 0.07%
      578       ACCOR S.A.                               22,675
    1,824       HILTON GROUP PLC                          8,489
    8,000       SHANGRI-LA ASIA LTD                       8,989
                                                    -----------
                                                         40,153
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 1.29%
      333       AGIV AG.                                  6,117
    1,588       AMADA CO LTD                             12,850
      509       ATLAS COPCO AB SERIES B FREE             11,841
      267       BUDERUS AG.                               4,470
    1,000       DAI NIPPON SCREEN MANUFACTURING CO
                  LTD                                     6,932
    1,000       DAIKIN INDUSTRIES LTD                    18,524
    3,886   *   DIXONS GROUP PLC (NEW)                   17,993
    1,000       EBARA CORP                               13,064
      648   *   FAG KUGELFISCHER (GEORG) SCHAEFER
                  AG.                                     5,704
      306       FANUC LTD                                32,102
    1,276   *   FKI PLC                                   4,692
    3,000       ISHIKAWAJIMA-HARIMA HEAVY
                  INDUSTRIES CO LTD                       3,509
    6,460   *   JOT AUTOMATION GROUP OYJ                 58,105
    1,000       KEPPEL CORP LTD                           2,350
    2,404       KOMATSU LTD                              11,438
       92       KOMORI CORP                               1,412
    5,000       KUBOTA CORP                              17,208
      145       LINDE AG.                                 6,271
      204       MAKITA CORP                               1,807
      320       METSO OYJ                                 4,317
    1,000       MINEBEA CO LTD                           13,308
   10,000       MITSUBISHI HEAVY INDUSTRIES LTD          31,492
       26       NIDEC CORP                                2,357
       26   *   NIDEC CORP (NEW)                          2,357
    2,592       NSK LTD                                  19,408
    1,704       NTN TOYO BEARING CO LTD                   5,150
    1,000       OMRON CORP                               28,469
      455       SANDVIK AB SERIES A                      11,690
      163       SANDVIK AB SERIES B FREE                  4,225
       25       SIDEL S.A.                                1,626
      260       SVENKA KULLAGERFABRIKEN AB SERIES B       5,777

 16  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT -- (CONTINUED)
    3,600   *   THK CO LTD                          $   165,670
      382       TOMRA SYSTEMS AS                          7,649
    4,142   *   TRINTECH GROUP PLC ADR                  161,538
       72   *   VESTAS WIND SYSTEMS A/S                  26,188
                                                    -----------
                                                        727,610
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 1.94%
    1,922       CANON, INC                               83,389
    1,000       CASIO COMPUTER CO LTD                    10,617
    1,241       CITIZEN WATCH CO LTD                     10,466
      135   *   FRESENIUS MEDICAL CARE AG.               10,062
    1,632       FUJI PHOTO FILM CO LTD                   71,921
      589   *   GAMBRO AB (CLASS A)                       3,851
    3,859       IMI PLC                                  13,974
   45,735       INVENSYS PLC                            203,196
      660       KEYENCE CORP                            263,832
    1,470       NIKON CORP                               56,469
    1,000       OLYMPUS OPTICAL CO LTD                   15,502
    9,000       RICOH CO LTD                            193,048
       28   *   SAGEM S.A. (NEW)                         36,705
    4,938   *   SMITH & NEPHEW PLC                       14,238
    1,380   *   ST ASSEMBLY TEST SERVICES LTD ADR        66,930
       68       SWATCH GROUP AG. (REGD)                  16,052
      102   *   WILLIAM DEMANT AS                        16,255
      584       WILLIAMS PLC                              2,958
    1,000       YOKOGAWA ELECTRIC CORP                    9,301
                                                    -----------
                                                      1,098,766
                                                    -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.10%
    2,232       FORTIS B                                 57,237
                                                    -----------
INSURANCE CARRIERS -- 1.98%
    1,545       AEGON NV                                123,443
      546       ALLIANZ AG. (REGD)                      223,348
    2,797       AMP LTD                                  26,417
    2,980       ASSICURAZIONI GENERALI S.P.A.            82,636
      869       AXA                                     123,148
    3,298       CGU PLC                                  46,036
    2,031       COLONIAL LTD                              9,333
   12,161       LEGAL & GENERAL GROUP PLC                31,574
    1,000       MITSUI TAISHO MARINE & FIRE CO LTD        4,504
      406       MUENCHENER RUECKVER AG. (REGD)          126,259
      101       POHJOLA INSURANCE CO LTD SERIES B         7,489
    3,963       PRUDENTIAL PLC                           59,839
    1,233       QBE INSURANCE GROUP LTD                   5,238
    1,491       RAS S.P.A.                               13,810
      144       SAMPO INSURANCE CO SERIES A               5,511
    1,243       SKANDIA FORSAKRINGS AB                   58,841
    1,280       UNI-STOREBRAND AS SERIES A                7,811
    1,000       SUMITOMO MARINE & FIRE INSURANCE
                  CO                                      5,069
       33       SWISS REINSURANCE                        57,179
    3,747       TOKIO MARINE & FIRE INSURANCE CO
                  LTD                                    38,542
      125       ZURICH ALLIED AG.                        63,000
                                                    -----------
                                                      1,119,027
                                                    -----------

 SHARES                                                VALUE
LOCAL AND INTERURBAN PASSENGER TRANSIT -- 0.13%
        6       CENTRAL JAPAN RAILWAY CO            $    36,328
        5       EAST JAPAN RAILWAY CO                    25,934
    6,271       STAGECOACH HOLDINGS PLC                  12,155
                                                    -----------
                                                         74,417
                                                    -----------
LUMBER AND WOOD PRODUCTS -- 0.04%
    2,347       CARTER HOLT HARVEY LTD                    2,028
    2,365       SEKISUI HOUSE LTD                        21,698
                                                    -----------
                                                         23,726
                                                    -----------
METAL MINING -- 0.16%
       10       ALUSUISSE LONZA HOLDINGS AG.
                  (REGD)                                  6,315
    5,888       MIM HOLDINGS LTD                          3,752
    2,000   *   MITSUBISHI MATERIALS CORP                 6,824
    1,312       MITSUI MINING & SMELTING CO LTD           8,007
    2,000       NIPPON LIGHT METAL CO LTD                 1,793
    1,000       NORTH LTD                                 1,742
      634       RIO TINTO LTD                             9,010
    2,474       RIO TINTO LTD PLC (REGD)                 41,539
      168       SMITH (HOWARD) LTD                          843
       35       UNION MINIERE GROUP S.A.                  1,212
    3,118       WMC LTD                                  12,192
                                                    -----------
                                                         93,229
                                                    -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES -- 0.58%
      424       BULGARI S.P.A.                            4,690
    1,840       NINTENDO CO LTD                         323,813
                                                    -----------
                                                        328,503
                                                    -----------
MISCELLANEOUS RETAIL -- 0.15%
    2,639       BOOTS CO LTD                             22,618
    2,412       GREAT UNIVERSAL STORES PLC               14,669
    2,800   *   QXL.COM PLC LTD                          46,097
                                                    -----------
                                                         83,384
                                                    -----------
MOTION PICTURES -- 0.52%
    3,414       EM.TV & MERCHANDISING AG.               280,288
    1,490   *   RANK GROUP PLC                            3,565
    1,000       TOEI CO LTD                               8,394
                                                    -----------
                                                        292,247
                                                    -----------
NONDEPOSITORY INSTITUTIONS -- 1.01%
      161       ACOM CO LTD                              17,439
      191       CORPORACION FINANCIERE ALBA S.A.          5,729
    4,904       HALIFAX PLC                              52,299
   13,300   *   ICICI LTD (SPONS ADR)                   299,250
    2,234       ING GROEP NV                            120,991
      378       IRISH LIFE AND PERMANENT PLC              3,436
    1,463       MEDIOBANCA S.P.A.                        11,871
      120       ORIX CORP                                17,374
      379       SCHROEDERS LTD                            7,993
        8       SHOHKOH FUND & CO                         1,162
      300       TAKEFUJI CORP                            32,174
                                                    -----------
                                                        569,718
                                                    -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   17

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
OIL AND GAS EXTRACTION -- 1.01%
    6,775       IHC CALAND NV                       $   289,782
    1,142       LONDON & SCOTTISH MARINE OIL PLC          2,199
       36       OMV AKTIENGESELLS AG.                     2,753
      468   *   PETROLEUM GEO-SERVICES AS                 8,207
       81       TECHNIP S.A.                              9,835
    1,725       TOTAL FINA S.A. SERIES B                258,320
                                                    -----------
                                                        571,096
                                                    -----------
PAPER AND ALLIED PRODUCTS -- 0.23%
    1,000       AMCOR LTD                                 3,464
    2,488       ARJO WIGGINS APPLETON PLC                 6,499
      278   *   ASSIDOMAN AB                              4,601
      229       BUHRMANN NV                               5,806
    2,417       BUNZL PLC                                11,490
    1,464       JEFFERSON SMURFIT GROUP PLC               3,432
    2,000       MITSUBISHI PAPER MILLS LTD                3,061
    2,198       NIPPON PAPER INDUSTRIES CO               15,794
       93   *   NORD-EST S.A.                             2,420
    3,000       OJI PAPER CO LTD                         21,089
    1,886       REXAM PLC                                 6,438
      553       SCA AB SERIES B                          13,056
      200       UNI CHARM CORP                           13,162
      645       UPM-KYMMENE OY                           18,206
                                                    -----------
                                                        128,518
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 1.84%
   48,552       BP AMOCO PLC                            444,204
      867       BP AMOCO PLC (SPONS ADR)                 46,005
    4,174       BROKEN HILL PROPRIETARY CO LTD           45,204
      338   *   BURMAH CASTROL PLC                        8,328
    2,000       COSMO OIL CO LTD                          2,690
   19,032       ENTE NAZIONALE IDROCARBURI S.P.A.        95,244
    3,000       NIPPON MITSUBISHI OIL CO                 10,968
      734       NORSK HYDRO AS                           27,788
    2,998       REPSOL S.A.                              65,722
    4,954       ROYAL DUTCH PETROLEUM CO                289,208
    1,000       SANTOS LTD                                2,340
    1,000       SHOWA SHELL SEKIYU K.K.                   3,919
                                                    -----------
                                                      1,041,620
                                                    -----------
PRIMARY METAL INDUSTRIES -- 0.23%
      111       ACERINOX S.A.                             4,386
    3,000   *   JAPAN STEEL WORKS LTD                     3,363
    4,000   *   KAWASAKI STEEL CORP                       6,707
   15,000       NIPPON STEEL CORP                        35,830
      287       PECHINEY S.A.                            14,074
      292       PREUSSAG AKTIEGESELLSCHAFT AG.           13,408
      820   *   SUMITOMO HEAVY INDUSTRIES LTD             1,982
   15,000   *   SUMITOMO METAL INDUSTRIES LTD            11,699
    1,032   *   THYSSEN KRUPP AG.                        25,427
      901       USINOR                                   14,311
                                                    -----------
                                                        131,187
                                                    -----------
PRINTING AND PUBLISHING -- 2.01%
    2,000       DAI NIPPON PRINTING CO LTD               32,486
    1,615       ELSEVIER UTIGEVERSMIJ NV                 16,380

 SHARES                                                VALUE
      870       INDEPENDENT NEWS & MEDIA PLC        $     8,532
      318       MONDADORI (ARNOLDO) EDITORE S.P.A.        8,109
    9,365       NEWS CORP LTD                           130,857
   21,113       PEARSON PLC                             734,595
    1,442       REED INTERNATIONAL PLC                   10,530
      320       SCHIBSTED ASA                             7,924
    2,100   *   SHOBUNSHA PUBLICATIONS, INC             123,258
    1,000       SINGAPORE PRESS HOLDINGS LTD             15,960
   10,000       SOUTH CHINA MORNING POST                  9,632
    2,000       TOPPAN PRINTING CO LTD                   22,424
      671       WOLTERS KLUWER NV                        15,409
                                                    -----------
                                                      1,136,096
                                                    -----------
RAILROAD TRANSPORTATION -- 0.13%
      595       BRAMBLES INDUSTRIES LTD                  15,132
    1,000       KEIHIN ELECTRIC EXPRESS RAILWAY           3,646
    2,000       KINKI NIPPON RAILWAY CO LTD               8,170
    3,179       NIPPON EXPRESS CO LTD                    23,649
    1,672       RAILTRACK GROUP PLC                      19,564
    1,000       TOBU RAILWAY CO LTD                       2,856
                                                    -----------
                                                         73,017
                                                    -----------
REAL ESTATE -- 0.52%
    1,997       BRITISH LAND PLC                         12,775
    5,000       CHEUNG KONG HOLDINGS LTD                 74,808
    4,000       CITY DEVELOPMENT LTD                     18,123
    1,000       DAIWA KOSHO LEASE CO LTD                  2,924
    1,589       DBS LAND LTD                              2,071
    3,120       GENERAL PROPERTY TRUST                    4,829
    2,000       HANG LUNG DEVELOPMENT CO LTD              1,643
      680       MEPC PLC                                  4,537
    3,000       MITSUBISHI ESTATE CO LTD                 32,554
    2,304       MITSUI FUDOSAN CO LTD                    22,014
    2,639       NEW WORLD DEVELOPMENT CO LTD              3,677
    5,791       SINO LAND CO LTD                          2,417
    2,200       SLOUGH ESTATES PLC                       12,213
    8,628       SUN HUNG KAI PROPERTIES LTD              74,794
    2,000       TOKYO TATEMONO CO LTD                     3,763
        8       UNIBAIL S.A.                              1,048
      518   *   WCM BETEILIGUNGS & GRUNDBESITZ AG.       18,240
                                                    -----------
                                                        292,430
                                                    -----------
RUBBER AND MISCELLANEOUS PLASTIC
    PRODUCTS -- 0.60%
       36       ADIDAS SALOMON AG.                        1,997
    2,000       BRIDGESTONE CORP                         44,167
      568       CONTINENTAL AG.                          10,326
      474       MICHELIN S.A. (CLASS B)                  15,212
  108,000   *   OMNI INDUSTRIES LTD                     253,816
    4,830       PIRELLI S.P.A.                           12,547
                                                    -----------
                                                        338,065
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 0.68%
    1,448       3I GROUP PLC                             30,446
    2,453   *   AMVESCAP PLC                             33,360
    3,000       DAIWA SECURITIES GROUP, INC              56,451
    3,946   *   ITOCHU CORP                              21,044

 18  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
SECURITY AND COMMODITY BROKERS -- (CONTINUED)
    2,000       MARUBENI CORP                       $     7,546
    3,682       MITSUBISHI CORP                          33,422
    3,000       MITSUI & CO LTD                          24,277
    5,208       NOMURA SECURITIES CO LTD                170,104
      135       OM GRUPPEN AB                             5,625
      196   *   SELF TRADE                                2,475
                                                    -----------
                                                        384,750
                                                    -----------
SPECIAL TRADE CONTRACTORS -- 0.02%
    1,567       KINDEN CORP                              11,565
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.77%
    2,553       ASAHI GLASS CO LTD                       21,804
      739       BLUE CIRCLE INDUSTRIES PLC                4,933
      182       CIMENTOS DE PORTUGAL                      2,702
    6,812       CRH PLC                                 123,849
    2,000       CSR LTD                                   4,200
   18,882       HANSON PLC                              134,798
      228       HEIDELBERGER ZEMENT AG. (GERMANY)        12,847
       17       HOLDERBANK FINANCIERE GLARUS AG.
                  (BR)                                   20,244
      172       HOYA CORP                                16,266
    1,351       INAX CORP                                 7,020
      300       ITALCEMENTI S.P.A.                        2,643
      312       LAFARGE S.A. (BR)                        26,600
    1,000       NIPPON SHEET GLASS CO LTD                10,139
    1,000       ORIGIN ENERGY LTD                           868
    7,039       PILKINGTON PLC                            8,197
    1,000       PIONEER INTERNATIONAL LTD                 2,725
      167       ST. GOBAIN S.A.                          21,333
    1,000       SUMITOMO OSAKA CEMENT CO LTD              3,695
    4,000       TAIHEIYO CEMENT CORP                      6,746
    1,000       TOTO LTD                                  5,147
                                                    -----------
                                                        436,756
                                                    -----------
TEXTILE MILL PRODUCTS -- 0.02%
      105   *   CHARGEURS S.A.                            6,128
    1,000       NISSHINBO INDUSTRY, INC                   4,904
      561   *   NITTO BOSEKI CO LTD                         754
                                                    -----------
                                                         11,786
                                                    -----------
TOBACCO PRODUCTS -- 0.08%
      968       ALTADIS S.A.                             12,967
    5,725       BRITISH AMERICAN TOBACCO PLC             31,532
                                                    -----------
                                                         44,499
                                                    -----------
TRANSPORTATION BY AIR -- 0.22%
    2,600       ALITALIA S.P.A.                           5,672
    1,901       BRITISH AIRPORT AUTHORITIES PLC          11,546
    1,788       BRITISH AIRWAYS PLC                       9,398
   12,000       CATHAY PACIFIC AIRWAYS LTD               17,800
      694       DEUTSCHE LUFTHANSA AG. (REGD)            15,937
    3,000       JAPAN AIRLINES CO LTD                     8,043

 SHARES                                                VALUE
    1,104   *   RYANAIR HOLDINGS PLC                $     9,613
    1,000       SINGAPORE AIRLINES LTD                    9,295
    1,755       SINGAPORE AIRLINES LTD (LR)              16,416
    4,000       SWIRE PACIFIC LTD (CLASS A)              20,651
                                                    -----------
                                                        124,371
                                                    -----------
TRANSPORTATION EQUIPMENT -- 2.25%
    5,006       BRITISH AEROSPACE PLC                    28,270
    2,301       DAIMLERCHRYSLER AG.                     149,764
    2,000       DENSO CORP                               47,677
    1,133       FIAT S.P.A.                              29,868
    3,000       HONDA MOTOR CO LTD                      124,018
      392       MAN AG.                                  13,886
    2,000       MITSUI ENGINEERING & SHIP BUILDING
                  CO LTD                                  1,462
    9,410   *   NISSAN MOTOR CO LTD                      38,533
    1,000       ORIENT CORP                               4,436
      131       PEUGEOT S.A.                             28,329
       44       ROLLS ROYCE LTD                             142
    1,319   *   SIEMENS AG. (REGD)                      189,304
    1,144       SMITHS INDUSTRIES PLC                    13,952
      445       THOMSON-CSF                              18,096
    1,714       TI GROUP PLC                              8,449
    9,333       TOYOTA MOTOR CORP                       508,573
       91       VALEO S.A.                                4,480
      779       VOLKSWAGEN AG.                           34,176
    1,063       VOLVO AB SERIES B FREE                   28,666
                                                    -----------
                                                      1,272,081
                                                    -----------
TRANSPORTATION SERVICES -- 0.24%
    1,402       AIRTOURS PLC                              7,531
   11,050   *   AMADEUS GLOBAL TRAVEL DISTRIBUTION
                  S.A.                                  128,996
                                                    -----------
                                                        136,527
                                                    -----------
TRUCKING AND WAREHOUSING -- 0.13%
    1,000       SEINO TRANSPORTATION CO LTD               5,167
    1,162       TNT POST GROUP NV                        26,095
    1,405       YAMATO TRANSPORT CO LTD                  40,273
                                                    -----------
                                                         71,535
                                                    -----------
WATER TRANSPORTATION -- 0.05%
    4,000       NIPPON YUSEN KABUSHIKI KAISHA            16,925
    1,100       PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO                          11,432
                                                    -----------
                                                         28,357
                                                    -----------
WHOLESALE TRADE-DURABLE GOODS -- 1.40%
   13,128   *   ARM HOLDINGS PLC                        793,743
                                                    -----------
TOTAL COMMON STOCK
(Cost $44,543,920)                                   52,629,887
                                                    -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   19

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL                                              VALUE
---------                                              -----
SHORT TERM INVESTMENT -- 5.36%
U.S. GOVERNMENT AGENCY -- 5.36%
$3,034,000      FEDERAL HOME LOAN BANK (FHLB)
                  5.900%, 04/03/00                  $ 3,033,006
                                                    -----------
TOTAL SHORT TERM INVESTMENT
(Cost $3,033,006)                                     3,033,006
                                                    -----------
TOTAL PORTFOLIO
(Cost $48,454,013)                                  $56,764,125
                                                    ===========

---------------
* Non-income producing

 20  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)   SUMMARY BY INDUSTRY

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
COMMON STOCK
AGRICULTURAL PRODUCTION-CROPS          $     1,975      0.00%
AGRICULTURAL SERVICES                          850      0.00
AMUSEMENT AND RECREATION SERVICES        1,033,431      1.22
APPAREL AND ACCESSORY STORES               170,659      0.20
APPAREL AND OTHER TEXTILE PRODUCTS          11,318      0.01
AUTO REPAIR, SERVICES AND PARKING            2,400      0.00
AUTOMOTIVE DEALERS AND SERVICE
  STATIONS                                  12,098      0.01
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                 577,937      0.68
BUSINESS SERVICES                       15,695,918     18.54
CHEMICALS AND ALLIED PRODUCTS            7,939,680      9.38
COMMUNICATIONS                          10,204,411     12.05
DEPOSITORY INSTITUTIONS                    503,909      0.60
EATING AND DRINKING PLACES                 136,639      0.16
EDUCATIONAL SERVICES                        14,773      0.02
ELECTRIC, GAS, AND SANITARY SERVICES       131,605      0.16
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                             19,320,810     22.83
ENGINEERING AND MANAGEMENT SERVICES         73,282      0.09
FABRICATED METAL PRODUCTS                  143,212      0.17
FOOD AND KINDRED PRODUCTS                  835,123      0.99
FOOD STORES                                728,280      0.86
FURNITURE AND FIXTURES                     499,106      0.59
FURNITURE AND HOMEFURNISHINGS STORES       712,330      0.84
GENERAL BUILDING CONTRACTORS                 3,668      0.00
GENERAL MERCHANDISE STORES               1,193,692      1.41
HEALTH SERVICES                            216,124      0.26
HEAVY CONSTRUCTION, EXCEPT BUILDING         19,274      0.02
HOLDING AND OTHER INVESTMENT OFFICES        21,966      0.03
HOTELS AND OTHER LODGING PLACES             10,337      0.01
INDUSTRIAL MACHINERY AND EQUIPMENT      15,488,732     18.29
INSTRUMENTS AND RELATED PRODUCTS         1,266,409      1.50
INSURANCE AGENTS, BROKERS AND SERVICE        7,699      0.01
INSURANCE CARRIERS                         412,537      0.49
LEATHER AND LEATHER PRODUCTS                   806      0.00
LEGAL SERVICES                               2,968      0.00
LUMBER AND WOOD PRODUCTS                     2,112      0.00
METAL MINING                                 9,600      0.01
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                                15,710      0.02

                                          VALUE         %
MISCELLANEOUS REPAIR SERVICES          $       575      0.00%
MISCELLANEOUS RETAIL                       263,706      0.31
MOTION PICTURES                          1,347,673      1.59
NONDEPOSITORY INSTITUTIONS                 317,495      0.37
OIL AND GAS EXTRACTION                     114,456      0.14
PAPER AND ALLIED PRODUCTS                   84,880      0.10
PERSONAL SERVICES                           20,926      0.02
PETROLEUM AND COAL PRODUCTS                  6,056      0.01
PRIMARY METAL INDUSTRIES                     2,331      0.00
PRINTING AND PUBLISHING                     50,096      0.06
RAILROAD TRANSPORTATION                     34,375      0.04
REAL ESTATE                                  6,717      0.01
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                 197,476      0.23
SECURITY AND COMMODITY BROKERS             211,406      0.25
SOCIAL SERVICES                              2,262      0.00
SPECIAL TRADE CONTRACTORS                    6,705      0.01
STONE, CLAY, AND GLASS PRODUCTS            488,593      0.58
TEXTILE MILL PRODUCTS                        1,900      0.00
TOBACCO PRODUCTS                            89,325      0.11
TRANSPORTATION BY AIR                        6,688      0.01
TRANSPORTATION EQUIPMENT                 2,390,049      2.82
TRANSPORTATION SERVICES                     17,671      0.02
TRUCKING AND WAREHOUSING                     8,956      0.01
WATER TRANSPORTATION                       375,651      0.44
WHOLESALE TRADE-DURABLE GOODS               20,085      0.02
WHOLESALE TRADE-NONDURABLE GOODS           871,141      1.03
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $68,678,540)                      84,358,574     99.63
                                       -----------    ------
SHORT TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES             2,658,993      3.14
                                       -----------    ------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,658,993)                        2,658,993      3.14
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $71,337,533)                      87,017,567    102.77
OTHER ASSETS & LIABILITIES, NET         (2,342,957)    (2.77)
                                       -----------    ------
NET ASSETS                             $84,674,610    100.00%
                                       ===========    ======

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   21

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
COMMON STOCK -- 99.63%
AGRICULTURAL PRODUCTION-CROPS -- 0.00%
     100        DELTA & PINE LAND CO                $     1,975
                                                    -----------
AGRICULTURAL SERVICES -- 0.00%
     100     *  CADIZ, INC                                  850
                                                    -----------
AMUSEMENT AND RECREATION SERVICES -- 1.22%
     100     *  ARGOSY GAMING CORP                        1,425
     100     *  BALLY TOTAL FITNESS HOLDINGS CORP         2,450
     100        INTERNATIONAL SPEEDWAY CORP (CLASS
                  A)                                      4,493
  20,988     *  PREMIER PARKS, INC                      440,748
  14,086     *  SFX ENTERTAINMENT, INC (CLASS A)        574,884
     100     *  STATION CASINOS, INC                      2,181
     200     *  WESTWOOD ONE, INC                         7,250
                                                    -----------
                                                      1,033,431
                                                    -----------
APPAREL AND ACCESSORY STORES -- 0.20%
     300     *  ABERCROMBIE & FITCH CO (CLASS A)          4,800
     100     *  AMERICAN EAGLE OUTFITTERS, INC            3,793
     100     *  ANN TAYLOR STORES CORP                    2,300
     100        CATO CORP (CLASS A)                       1,175
     100     *  CHILDRENS PLACE RETAIL STORES             1,425
     100        CLAIRES STORES, INC                       2,006
   2,300        GAP, INC                                114,568
     100     *  GENESCO, INC                              1,312
     100        INTIMATE BRANDS, INC (CLASS A)            4,100
     100     *  MEN'S WEARHOUSE, INC                      2,962
     100        NORDSTROM, INC                            2,950
     100     *  PACIFIC SUNWEAR CALIFORNIA, INC           3,850
     100        ROSS STORES, INC                          2,406
     100     *  STEIN MART, INC                             825
   1,000        TJX COS, INC                             22,187
                                                    -----------
                                                        170,659
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.01%
     300     *  JONES APPAREL GROUP, INC                  9,562
     100     *  QUIKSILVER, INC                           1,756
                                                    -----------
                                                         11,318
                                                    -----------
AUTO REPAIR, SERVICES AND PARKING -- 0.00%
     100        MIDAS, INC                                2,400
                                                    -----------
AUTOMOTIVE DEALERS AND SERVICE STATIONS -- 0.01%
     600     *  AUTONATION, INC                           4,762
     100     *  AUTOZONE, INC                             2,775
     100     *  COPART, INC                               1,750
     100     *  CSK AUTO CORP                             1,393
     100     *  OREILLY AUTOMOTIVE, INC                   1,418
                                                    -----------
                                                         12,098
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 0.68%
     100        FASTENAL CO                               4,787
   7,800        HOME DEPOT, INC                         503,100
   1,200        LOWE'S COS, INC                          70,050
                                                    -----------
                                                        577,937
                                                    -----------

 SHARES                                                VALUE
BUSINESS SERVICES -- 18.54%
     100     *  ACCLAIM ENTERTAINMENT, INC          $       331
     100     *  ACNEILSEN CORP                            2,250
     100     *  ACTIVISION, INC                           1,206
     100     *  ACTUATE CORP                              5,381
     200     *  ACXIOM CORP                               6,650
     400        ADOBE SYSTEMS, INC                       44,525
     100     *  ADVENT SOFTWARE, INC                      4,587
     100     *  ADVO, INC                                 2,500
     100     *  AFFILIATED COMPUTER SERVICES, INC
                  (CLASS A)                               3,800
      74     *  AMDOCS LTD                                5,452
   7,900     *  AMERICA ONLINE, INC                     531,275
     100     *  AMERICAN MANAGEMENT SYSTEMS, INC          4,381
     100        ANALYSTS INTERNATIONAL CORP                 987
     100     *  ANSWERTHINK CONSULTING GROUP              2,443
     200     *  ASPECT DEVELOPMENT, INC                  12,875
     100     *  ASPEN TECHNOLOGY, INC                     4,037
     100     *  AUTODESK, INC                             4,550
   2,200        AUTOMATIC DATA PROCESSING, INC          106,150
     100     *  AVANT CORP                                1,250
     100     *  AVT CORP                                  1,181
     100     *  AWARE, INC                                4,012
     100     *  AXENT TECHNOLOGIES, INC                   1,881
     100     *  BANYAN SYSTEMS, INC                       1,756
     600     *  BEA SYSTEMS, INC                         44,025
     100     *  BEYOND.COM CORP                             428
     100     *  BILLING CONCEPTS CORP                       703
     100     *  BINDVIEW DEVELOPMENT CORP                 3,106
     100     *  BISYS GROUP, INC                          6,650
  14,403     *  BMC SOFTWARE, INC                       711,148
     100     *  BRIO TECHNOLOGY, INC                      3,775
     600     *  BROADVISION, INC                         26,925
     400     *  CADENCE DESIGN SYSTEMS, INC               8,300
     200     *  CAMBRIDGE TECHNOLOGY PARTNERS, INC        2,712
     100     *  CCC INFORMATION SERVICES GROUP,
                  INC                                     2,150
   1,200     *  CENDANT CORP                             22,200
     200     *  CENTURY BUSINESS SERVICES, INC              581
  10,640     *  CERIDIAN CORP                           204,155
     100     *  CERNER CORP                               2,700
     100     *  CHECKFREE HOLDINGS CORP                   7,050
     100     *  CHOICEPOINT, INC                          3,737
     100     *  CIBER, INC                                2,050
     600     *  CITRIX SYSTEMS, INC                      39,750
     700     *  CMGI, INC                                79,318
     200     *  CNET NETWORKS, INC                       10,137
     100     *  COMPLETE BUSINESS SOLUTIONS, INC          2,237
   1,500        COMPUTER ASSOCIATES INTERNATIONAL,
                  INC                                    88,781
     100     *  COMPUTER HORIZONS CORP                    1,712
     100     *  COMPUTER NETWORK TECHNOLOGY CORP          1,750
     500     *  COMPUTER SCIENCES CORP                   39,562
     100        COMPUTER TASK GROUP, INC                  1,100
   1,000     *  COMPUWARE CORP                           21,062
     100     *  CRITICAL PATH, INC                        8,500
     200     *  CSG SYSTEMS INTERNATIONAL, INC            9,762
     100     *  CYBERCASH, INC                            1,350

 22  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BUSINESS SERVICES -- (CONTINUED)
     100     *  DATA BROADCASTING CORP              $       762
     100     *  DENDRITE INTERNATIONAL, INC               2,093
     100     *  DIGITAL RIVER, INC                        2,150
     300     *  DOUBLECLICK, INC                         28,087
     100     *  DSP GROUP, INC                            6,600
     161     *  EARTHLINK, INC                            3,129
     100     *  EBAY, INC                                17,600
     100     *  ECHELON CORP                              6,550
     100     *  ECLIPSYS CORP                             1,937
     200     *  ELECTRONIC ARTS, INC                     14,237
  13,509        ELECTRONIC DATA SYSTEMS CORP            867,108
     200     *  ELECTRONICS FOR IMAGING, INC             12,000
     100     *  ELOYALTY CORP                             2,387
     100     *  ENTRUST TECHNOLOGIES, INC                 8,507
     100     *  EPICOR SOFTWARE CORP                        850
     400        EQUIFAX, INC                             10,100
     100     *  EXCHANGE APPLICATIONS, INC                5,292
     400     *  EXCITE AT HOME                           13,175
     100        FACTSET RESEARCH SYSTEMS, INC             2,706
     100     *  FILENET CORP                              2,975
     300        FIRST DATA CORP                          13,275
     400     *  FISERV, INC                              14,875
      39     *  GARTNER GROUP, INC (CLASS B)                519
     100     *  GETTY IMAGES, INC                         3,593
     115     *  GO.COM                                    2,400
     100     *  GO2NET, INC                               8,056
     100     *  GT INTERACTIVE SOFTWARE CORP                312
     100     *  GTECH HOLDINGS CORP                       1,856
     100     *  HARBINGER CORP                            2,912
     100     *  HEALTHEON/WEBMD CORP                      2,300
     100     *  HNC SOFTWARE                              7,206
     100     *  HYPERION SOLUTIONS CORP                   3,250
     200     *  I2 TECHNOLOGIES, INC                     24,425
     100     *  IGATE CAPITAL CORP                        4,512
     100     *  IMRGLOBAL CORP                            1,437
   1,000        IMS HEALTH, INC                          16,937
     100     *  INFOCURE CORP                             1,737
     100     *  INFORMATICA CORP                          7,681
     900     *  INFORMIX CORP                            15,243
     200     *  INFOSPACE.COM, INC                       29,087
     100     *  INFOUSA, INC                                912
     300     *  INKTOMI CORP                             58,500
     100     *  INTERIM SERVICES, INC                     1,856
  10,500        INTERPUBLIC GROUP OF COS, INC           496,125
     500     *  INTUIT, INC                              27,187
     100     *  ISS GROUP, INC                           11,650
     100     *  IVILLAGE, INC                             1,567
     100     *  J.D. EDWARDS & CO                         3,256
     100     *  JACK HENRY & ASSOCIATES, INC              3,687
     200     *  KEANE, INC                                5,050
     100     *  KORN FERRY INTERNATIONAL                  2,975
     100     *  LABOR READY, INC                            987
     200     *  LAMAR ADVERTISING CO (CLASS A)            9,100
     100     *  LEARN2.COM, INC                             412
     200     *  LEGATO SYSTEMS, INC                       8,925
     100     *  LHS GROUP, INC                            4,500

 SHARES                                                VALUE
     300     *  LYCOS, INC                          $    21,075
     100     *  MACROMEDIA, INC                           9,031
     100     *  MACROVISION CORP                          8,612
     100     *  MAPICS, INC                               1,593
     100     *  MEDQUIST, INC                             2,718
     100     *  MENTOR GRAPHICS CORP                      1,512
     300     *  MERCURY INTERACTIVE CORP                 23,775
     100     *  MESSAGEMEDIA, INC                         1,268
     100     *  METAMOR WORLDWIDE, INC                    2,831
     100     *  MICROMUSE, INC                           13,881
  40,713     *  MICROSOFT CORP                        4,325,756
     300     *  MICROSTRATEGY, INC                       26,118
     100     *  MIDWAY GAMES, INC                         1,325
     100     *  MODIS PROFESSIONAL SERVICES, INC          1,237
     100        NATIONAL COMPUTER SYSTEMS, INC            5,075
     100        NATIONAL DATA CORP                        2,600
     100     *  NATIONAL EQUIPMENT SERVICES, INC            625
     900     *  NETWORK APPLIANCE, INC                   74,475
     100     *  NETWORK SOLUTIONS, INC                   15,370
     300     *  NETWORKS ASSOCIATES, INC                  9,675
     100     *  NEW ERA OF NETWORKS, INC                  3,925
     100     *  NOVA CORP (GEORGIA)                       2,912
   1,100     *  NOVELL, INC                              31,487
     100     *  OMEGA RESEARCH, INC                         462
   5,471        OMNICOM GROUP, INC                      511,196
     100     *  ONEMAIN.COM, INC                          1,131
     100     *  OPEN MARKET, INC                          2,575
  41,848     *  ORACLE CORP                           3,266,759
     900     *  PARAMETRIC TECHNOLOGY CORP               18,956
     700        PAYCHEX, INC                             36,662
     100     *  PEGASUS SYSTEMS, INC                      1,581
     600     *  PEOPLESOFT, INC                          12,000
      33     *  PER SE TECHNOLOGIES, INC                    193
     200     *  PEREGRINE SYSTEMS, INC                   13,412
     200     *  PEROT SYSTEMS CORP (CLASS A)              4,025
     100     *  POLICY MANAGEMENT SYSTEMS CORP            1,200
     100     *  PRICELINE.COM, INC                        8,000
     100     *  PROGRESS SOFTWARE CORP                    2,343
     100     *  PROTECTION ONE, INC                         206
     100     *  PROXICOM, INC                             4,431
     100     *  PROXYMED, INC                               850
   3,200     *  PSINET, INC                             108,849
     100     *  QUADRAMED CORP                              575
     100     *  RARE MEDIUM GROUP, INC                    4,412
     300     *  RATIONAL SOFTWARE CORP                   22,950
     200     *  REALNETWORKS, INC                        11,387
     100     *  REMEDY CORP                               4,212
     100     *  RENT WAY, INC                             1,950
     200     *  RENT-A-CENTER, INC                        3,000
     300     *  ROBERT HALF INTERNATIONAL, INC           14,231
     100        ROLLINS, INC                              1,487
     100     *  ROMAC INTERNATIONAL, INC                    906
     100     *  RSA SECURITY, INC                         5,181
     300     *  SABRE HOLDINGS CORP                      11,081
     100     *  SAGA SYSTEMS, INC                         3,575
     100     *  SANTA CRUZ OPERATION, INC                   937
     100     *  SAPIENT CORP                              8,387

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   23

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
BUSINESS SERVICES -- (CONTINUED)
     100        SHARED MEDICAL SYSTEMS CORP         $     5,187
   3,300     *  SIEBEL SYSTEMS, INC                     394,143
     100     *  SITEL CORP                                  687
     100     *  SNYDER COMMUNICATIONS, INC                2,250
     100     *  SOFTNET SYSTEMS, INC                      2,925
     100        SOTHEBY'S HOLDINGS, INC (CLASS A)         1,843
     100     *  SPORTSLINE.COM                            2,943
     100     *  SPYGLASS, INC                             7,754
     100     *  STRUCTURAL DYNAMICS RESEARCH CORP         1,350
  15,020     *  SUN MICROSYSTEMS, INC                 1,407,420
     400     *  SUNGARD DATA SYSTEMS, INC                15,100
     100     *  SVI HOLDINGS, INC                           987
     100     *  SYKES ENTERPRISES, INC                    1,906
     100     *  SYMANTEC CORP                             7,512
     200     *  SYNOPSYS, INC                             9,750
     100     *  SYSTEMS & COMPUTER TECHNOLOGY CORP        2,337
     100     *  TECHNOLOGY SOLUTIONS CO                     912
     100     *  TELETECH HOLDINGS, INC                    3,450
      50     *  THQ, INC                                    893
     200     *  TMP WORLDWIDE, INC                       15,550
     100        TOTAL SYSTEM SERVICES, INC                1,593
     100     *  TRANSACTION SYSTEM ARCHITECTURE,
                  INC                                     2,887
     100        TRUE NORTH COMMUNICATIONS, INC            3,931
     100     *  TSI INTERNATIONAL SOFTWARE LTD            8,306
     100     *  TYLER TECHNOLOGIES, INC                     593
     100     *  UNITED RENTALS, INC                       1,725
     200     *  VALASSIS COMMUNICATIONS, INC              6,662
     200     *  VERIO, INC                                9,012
     300     *  VERISIGN, INC                            44,850
   5,425     *  VERITAS SOFTWARE CORP                   710,675
     100     *  VERITY, INC                               4,075
     100     *  VERTICALNET, INC                         13,600
     100     *  VIGNETTE CORP                            16,025
     100     *  WAVE SYSTEMS CORP (CLASS A)               3,993
     200     *  WIND RIVER SYSTEMS, INC                   7,250
   1,354     *  YAHOO, INC                              232,041
   3,200        YOUNG & RUBICAM, INC                    150,400
                                                    -----------
                                                     15,695,918
                                                    -----------
CHEMICALS AND ALLIED PRODUCTS -- 9.38%
   4,926        ABBOTT LABORATORIES CO                  173,333
     100     *  ALKERMES, INC                             9,250
     500        ALLERGAN, INC                            25,000
     100        ALPHARMA, INC (CLASS A)                   3,675
     300     *  ALZA CORP                                11,268
  15,241        AMERICAN HOME PRODUCTS CORP             817,298
   7,400     *  AMGEN, INC                              454,175
     100     *  ANDRX CORP                               11,550
     900        AVON PRODUCTS, INC                       26,156
     200     *  BIO-TECHNOLOGY GENERAL CORP               3,100
     500     *  BIOGEN, INC                              34,937
  12,498        BRISTOL MYERS SQUIBB CO                 721,759
     600     *  CAREMARK RX, INC                          2,512
     100     *  CELL PATHWAYS, INC                        3,437
     100     *  CEPHALON, INC                             3,750
     200     *  CHIRON CORP                               9,975

 SHARES                                                VALUE
     100        CHURCH & DWIGHT CO, INC             $     1,718
     100        CK WITCO CORP                             1,018
     700        CLOROX CO                                22,750
   2,100        COLGATE PALMOLIVE CO                    118,387
     100     *  COLUMBIA LABORATORIES, INC                1,175
     100     *  COR THERAPEUTICS, INC                     6,592
     100     *  COULTER PHARMACEUTICALS, INC              3,050
     100     *  CYGNUS, INC                               1,450
     300        DIAL CORP                                 4,125
     400        DU PONT (E.I.) DE NEMOURS & CO           21,150
     100     *  DURA PHARMACEUTICALS, INC                 1,231
     100     *  DURAMED PHARMACEUTICALS, INC                668
     400        ECOLAB, INC                              14,675
  11,208     *  ELAN CORP PLC ADR                       532,380
     100     *  ENZON, INC                                3,768
     100        FERRO CORP                                1,781
     300     *  FOREST LABORATORIES, INC                 25,350
     100     *  GENZYME CORP (GENERAL DIVISION)           5,012
      17     *  GENZYME SURGICAL PRODUCTS                   199
     100        GEORGIA GULF CORP                         2,600
     100     *  GILEAD SCIENCES, INC                      6,337
     100     *  GRACE W.R. & CO                           1,268
   4,595     *  GUILFORD PHARMACEUTICALS, INC           106,833
     100     *  HEMISPHERX BIOPHARMA, INC                 1,081
     200     *  HUMAN GENOME SCIENCES, INC               16,612
     200        ICN PHARMACEUTICALS, INC                  5,450
     100     *  ICOS CORP                                 3,612
     100     *  IDEC PHARMACEUTICALS CORP                 9,825
     100     *  IDEXX LABORATORIES, INC                   2,331
     100     *  IMCLONE SYSTEMS, INC                      7,687
     800     *  IMMUNEX CORP                             50,750
     100     *  ISIS PHARMACEUTICALS, INC                 1,406
     300     *  IVAX CORP                                 8,175
   5,419        JOHNSON & JOHNSON CO                    379,668
     150        JONES PHARMACEUTICAL, INC                 4,556
     150     *  KING PHARMACEUTICALS, INC                 4,725
     300        LAUDER (ESTEE) CO (CLASS A)              15,018
     200     *  LIGAND PHARMACEUTICALS CO (CLASS
                  A)                                      3,550
   7,976        LILLY (ELI) & CO                        502,488
     100     *  LIPOSOME CO, INC                          1,746
     100     *  MACROCHEM CORP (DELAWARE)                   700
     100     *  MEDICIS PHARMACEUTICAL CORP (CLASS
                  A)                                      4,000
     200     *  MEDIMMUNE, INC                           34,825
  20,505        MERCK & CO, INC                       1,273,873
     100     *  MILLENNIUM PHARMACEUTICALS, INC          12,987
   2,200        MONSANTO CO                             113,300
     300        MYLAN LABORATORIES, INC                   8,250
     100     *  ORGANOGENESIS, INC                        1,206
  16,068        PFIZER, INC                             587,486
   5,671        PROCTER & GAMBLE CO                     318,993
     100     *  REVLON, INC (CLASS A)                       881
     100     *  REXALL SUNDOWN, INC                       1,412
     100     *  SAFESCIENCE, INC                          1,293
  20,497        SCHERING-PLOUGH CORP                    753,264
     200     *  SEPRACOR, INC                            14,562
     100     *  SICOR, INC                                1,037

 24  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
CHEMICALS AND ALLIED PRODUCTS -- (CONTINUED)
     100     *  SUPERGEN, INC                       $     4,800
     100     *  TECHNE CORP                               6,900
     100     *  THERAGENICS CORP                          1,337
     100     *  TRANSKARYOTIC THERAPIES, INC              5,562
     100     *  TRIANGLE PHARMACEUTICALS, INC             1,575
      33     *  VENTIV HEALTH, INC                          332
     100     *  VICAL, INC                                3,350
   5,769        WARNER-LAMBERT CO                       562,477
     300     *  WATSON PHARMACEUTICALS, INC              11,906
                                                    -----------
                                                      7,939,680
                                                    -----------
COMMUNICATIONS -- 12.05%
     100     *  ADELPHIA COMMUNICATIONS CORP
                  (CLASS A)                               4,900
     100     *  ADVANCED RADIO TELECOM CORP               3,312
     100     *  AERIAL COMMUNICATIONS, INC                5,681
     300     *  ALLEGIANCE TELECOM, INC                  24,187
     400        ALLTEL CORP                              25,225
     100     *  AMERICAN MOBILE SATELLITE CORP            2,400
  13,845     *  AMFM, INC                               860,120
  11,088        AT & T CORP                             623,700
  22,760     *  AT & T CORP - LIBERTY MEDIA GROUP
                  (CLASS A)                           1,348,530
   3,909        BROADWING, INC                          145,365
     300     *  CABLEVISION SYSTEMS CORP (CLASS A)       18,225
     100     *  CAPROCK COMMUNICATIONS CORP               4,900
  21,282     *  CBS CORP                              1,205,093
     100     *  CITADEL COMMUNICATIONS CORP               4,218
   1,814     *  CLEAR CHANNEL COMMUNICATIONS, INC       125,279
     100     *  COM21, INC                                4,700
   2,740     *  COMCAST CORP (CLASS A) SPECIAL          118,847
     100     *  CONCENTRIC NETWORK CORP                   5,500
     300     *  COVAD COMMUNICATIONS GROUP               21,750
     146     *  COX COMMUNICATIONS, INC (CLASS A)         7,081
     100     *  CUMULUS MEDIA, INC                        1,437
     200     *  E.SPIRE COMMUNICATIONS, INC               1,406
     200     *  EMMIS COMMUNICATIONS (CLASS A)            9,300
     100     *  ENTERCOM COMMUNICATIONS CORP              5,100
  10,810        ERICSSON TELEFON (LM) SERIES B ADR    1,014,113
     600     *  EXODUS COMMUNICATIONS, INC               84,300
     500     *  FOX ENTERTAINMENT GROUP, INC             14,968
      20     *  GLOBAL CROSSING LTD                         818
     600     *  GLOBAL TELESYSTEMS GROUP, INC            12,300
     100     *  HISPANIC BROADCASTING CORP               11,325
     200     *  ICG COMMUNICATIONS, INC                   7,225
     100     *  IDT CORP                                  4,150
   6,275     *  INFINITY BROADCASTING CORP (CLASS
                  A)                                    203,153
     200     *  INTERMEDIA COMMUNICATIONS, INC            9,662
     100     *  INTERNATIONAL FIBERCOM, INC               2,375
     200     *  ITC DELTACOM, INC                         7,125
     100     *  LEAP WIRELESS INTERNATIONAL, INC          9,868
     900     *  LEVEL 3 COMMUNICATIONS, INC              95,175
     100     *  LIBERTY DIGITAL, INC (CLASS A)            3,850
  32,158        LUCENT TECHNOLOGIES, INC              1,953,598
  14,755     *  MCI WORLDCOM, INC                       668,585
     400     *  MCLEODUSA, INC (CLASS A)                 33,925

 SHARES                                                VALUE
     400     *  MEDIA ONE GROUP, INC                $    32,400
     317     *  METROMEDIA FIBER NETWORK (CLASS A)       30,669
     100     *  MGC COMMUNICATIONS, INC                   7,150
   2,300     *  NEXTEL COMMUNICATIONS, INC (CLASS
                  A)                                    340,975
     300     *  NEXTLINK COMMUNICATIONS, INC             37,106
     312     *  NTL, INC                                 28,957
     300     *  PAGING NETWORK, INC                         778
     100     *  PANAMSAT CORP                             4,906
     100     *  PAXSON COMMUNICATIONS CORP                  775
     100     *  POWERTEL, INC                             6,918
     100     *  PRICE COMMUNICATIONS CORP                 2,300
     100     *  PRIMUS TELECOMMUNICATIONS GROUP,
                  INC                                     5,168
     100     *  PTEK HOLDINGS, INC                          662
     400     *  QWEST COMMUNICATIONS
                  INTERNATIONAL, INC                     19,400
   1,700     *  RCN CORP                                 91,587
     200     *  RHYTHMS NETCONNECTIONS, INC               7,362
   9,143        SBC COMMUNICATIONS, INC                 384,006
     100     *  SIRIUS SATELLITE RADIO, INC               5,700
     100     *  SPRINT CORP (PCS GROUP)                   6,531
     100     *  STAR TELECOMMUNICATIONS, INC                600
     100     *  TALK.COM, INC                             1,600
     100     *  TELIGENT, INC                             6,681
     100     *  TV GUIDE, INC                             4,806
     800        U.S. WEST, INC                           58,100
     200     *  UNITEDGLOBALCOM, INC (CLASS A)           15,012
     300     *  UNIVISION COMMUNICATIONS, INC            33,900
     900     *  VIACOM, INC (CLASS B)                    47,475
   5,100     *  VIATEL, INC                             255,956
     276     *  VOICESTREAM WIRELESS CORP                35,552
     100     *  WAVO CORP                                   446
     200     *  WESTERN WIRELESS CORP (CLASS A)           9,162
     150     *  WINSTAR COMMUNICATIONS, INC               9,000
                                                    -----------
                                                     10,204,411
                                                    -----------
DEPOSITORY INSTITUTIONS -- 0.60%
      45        CENTURA BANKS, INC                        2,061
     100        CHITTENDEN CORP                           2,968
     100        COMMUNITY FIRST BANKSHARES, INC           1,600
     650     *  CONCORD EFS, INC                         14,909
     600        FIFTH THIRD BANCORP                      37,800
     100        FIRST BANCORP (PUERTO RICO)               1,762
  10,200        FIRSTAR CORP                            233,962
     100     *  HAMILTON BANCORP, INC                     1,562
     109        HUDSON UNITED BANCORP                     2,363
     100     *  IMPERIAL BANCORP                          3,100
   2,400        MBNA CORP                                61,200
     300        NATIONAL COMMERCE BANCORP                 5,550
     100     *  NETBANK, INC                              1,300
     200        NORTHERN TRUST CORP                      13,512
     100        PACIFIC CAPITAL BANCORP                   2,425
     500        PROVIDIAN FINANCIAL CORP                 43,312
     100        S & T BANCORP, INC                        1,712
     100     *  S1 CORP                                   8,568
     220        SKY FINANCIAL GROUP, INC                  3,575
     100     *  SOUTHWEST BANCORP OF TEXAS, INC           1,943

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   25

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
DEPOSITORY INSTITUTIONS -- (CONTINUED)
     200        STATE STREET CORP                   $    19,375
     100     *  STERLING BANCSHARES, INC                    956
     400        SYNOVUS FINANCIAL CORP                    7,550
     200        TRUSTCO BANK CORP (NEW YORK)              2,338
     100        U.S. TRUST CORP                          18,900
     100        UNITED BANKSHARES, INC                    2,200
     106        UNITED NATIONAL BANCORP                   2,285
     100        W HOLDING CO, INC                           959
     100        ZIONS BANCORP                             4,162
                                                    -----------
                                                        503,909
                                                    -----------
EATING AND DRINKING PLACES -- 0.16%
     100        APPLEBEES INTERNATIONAL, INC              2,812
     150     *  CEC ENTERTAINMENT, INC                    4,068
     100     *  CKE RESTAURANTS, INC                        637
     100     *  CONSOLIDATED PRODUCTS, INC                  943
     100     *  IHOP CORP (NEW)                           1,400
     100     *  JACK IN THE BOX, INC                      2,131
     300        MARRIOTT INTERNATIONAL (CLASS A)          9,450
   2,100        MCDONALD'S CORP                          78,881
     200     *  OUTBACK STEAKHOUSE, INC                   6,412
     100     *  PAPA JOHNS INTERNATIONAL, INC             3,300
     100        RUBY TUESDAY, INC                         1,750
     100        SODEXHO MARRIOTT SERVICES, INC            1,500
     100     *  SONIC CORP                                2,725
     100     *  THE CHEESECAKE FACTORY CO                 4,162
     300     *  TRICON GLOBAL RESTAURANTS, INC            9,318
     100     *  U.S. FOODSERVICE, INC                     2,575
     200        VIAD CORP                                 4,575
                                                    -----------
                                                        136,639
                                                    -----------
EDUCATIONAL SERVICES -- 0.02%
     200     *  APOLLO GROUP, INC (CLASS A)               5,637
     200     *  DEVRY, INC                                6,100
     100     *  EDUCATION MANAGEMENT CORP                 1,443
     100     *  SYLVAN LEARNING SYSTEMS, INC              1,593
                                                    -----------
                                                         14,773
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 0.16%
     500     *  AES CORP                                 39,375
     400     *  ALLIED WASTE INDUSTRIES, INC              2,625
     100     *  CALPINE CORP                              9,400
     200     *  NEWPARK RESOURCES, INC                    1,600
     100     *  REPUBLIC SERVICES, INC (CLASS A)          1,093
     100     *  SOUTHERN UNION CO                         1,806
   2,000        WASTE MANAGEMENT, INC                    27,375
   1,100        WILLIAMS COS, INC                        48,331
                                                    -----------
                                                        131,605
                                                    -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT -- 22.83%
     100     *  ACTV, INC                                 3,506
   1,000     *  ADC TELECOMMUNICATIONS, INC              53,875
     100     *  ADTRAN, INC                               5,943
     200     *  ADVANCED FIBRE COMMUNICATIONS, INC       12,537
     100     *  AEROFLEX, INC                             4,950
     100     *  ALPHA INDUSTRIES, INC                     9,500

 SHARES                                                VALUE
     600     *  ALTERA CORP                         $    53,550
     200     *  AMERICAN POWER CONVERSION CORP            8,575
     200     *  AMERICAN TOWER SYSTEMS (CLASS A)          9,875
     100     *  AMERICAN XTAL TECHNOLOGY, INC             3,237
     100        AMETEK, INC                               1,925
     300     *  AMKOR TECHNOLOGY, INC                    15,918
     100     *  AMPEX CORP (CLASS A)                        312
     100     *  AMPHENOL CORP (CLASS A)                  10,225
     150     *  ANADIGICS, INC                            9,900
  16,218     *  ANALOG DEVICES, INC                   1,306,562
     100     *  ANCOR COMMUNICATIONS, INC                 4,112
     100     *  ANDREW CORP                               2,287
     100     *  ANTEC CORP                                4,481
   3,850     *  APPLIED MICRO CIRCUITS CORP             577,740
     100     *  ARTESYN TECHNOLOGIES, INC                 1,893
     100     *  ASPECT COMMUNICATIONS CORP                3,706
     800     *  ATMEL CORP                               41,300
     100     *  BENCHMARK ELECTRONICS, INC                3,700
     400     *  BROADCOM CORP (CLASS A)                  97,150
     150     *  BURR BROWN CORP                           8,156
     100     *  C-COR.NET CORP                            4,900
     100    x*  CELLNET DATA SYSTEMS, INC                    28
   8,050     *  CIENA CORP                            1,015,306
     100     *  COMMSCOPE, INC                            4,562
     200     *  COMVERSE TECHNOLOGY, INC                 37,800
     600     *  CONEXANT SYSTEMS, INC                    42,600
     100     *  CREE, INC                                11,287
     100        CTS CORP                                  5,700
     200     *  CYPRESS SEMICONDUCTOR CORP                9,862
     200        DALLAS SEMICONDUCTOR CORP                 7,025
     200     *  DIGITAL MICROWAVE CORP                    6,775
     100     *  DII GROUP, INC                           11,306
     100     *  E-TEK DYNAMICS, INC                      23,525
     300     *  ECHOSTAR COMMUNICATIONS CORP
                  (CLASS A)                              23,700
     100     *  ELECTRO SCIENTIFIC INDUSTRIES, INC        5,800
     200     *  ELOT, INC                                 1,175
  25,642        GENERAL ELECTRIC CO                   3,979,317
     100     *  GENERAL SEMICONDUCTOR, INC                1,725
     100     *  GLOBIX CORP                               3,812
     100     *  HARMONIC LIGHTWAVES, INC                  8,325
     100        HELIX TECHNOLOGY CORP                     6,006
     100     *  HUTCHINSON TECHNOLOGY, INC                1,762
   1,002     *  INFINEON TECHNOLOGIES AG. ADR            57,552
  35,731        INTEL CORP                            4,714,258
     100        INTER-TEL, INC                            2,737
     200     *  INTERDIGITAL COMMUNICATIONS CORP          5,050
     100     *  INTERNATIONAL RECTIFIER CORP              3,812
     100     *  INTERVOICE-BRITE, INC                     2,887
     400     *  JABIL CIRCUIT, INC                       17,300
   6,400     *  JDS UNIPHASE CORP                       771,600
     100     *  KOPIN CORP                                6,875
     100     *  L-3 COMMUNICATIONS HOLDINGS, INC          5,200
     100     *  LASERSIGHT, INC                             656
     200     *  LATTICE SEMICONDUCTOR CORP               13,537
   1,100        LINEAR TECHNOLOGY CO                     60,500
   9,512     *  LSI LOGIC CORP                          690,809

 26  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT -- (CONTINUED)
     900     *  MAXIM INTEGRATED PRODUCTS           $    63,956
     200        MAYTAG CO                                 6,625
     100        METHODE ELECTRONICS, INC (CLASS A)        5,050
     100     *  MICREL, INC                               9,600
     250     *  MICROCHIP TECHNOLOGY, INC                16,437
     100     *  MICRON TECHNOLOGY, INC                   12,600
     100     *  MMC NETWORKS, INC                         3,300
     125        MOLEX, INC                                7,343
     872        MOTOROLA, INC                           124,151
   1,000        MURATA MANUFACTURING CO LTD             243,260
     100     *  NEOMAGIC CORP                               496
   2,488     *  NOKIA OYJ ADR                           540,518
      30        NORTEL NETWORKS CORP (U.S.)               3,780
     100     *  NVIDIA CORP                               8,448
     100     *  P-COM, INC                                1,850
     200     *  PAIRGAIN TECHNOLOGIES, INC                3,737
     100     *  PHOTRONICS, INC                           3,531
     100     *  PLANTRONICS, INC                          9,318
     100     *  PLEXUS CORP                               6,662
   1,400     *  PMC-SIERRA, INC                         285,162
     100     *  POLYCOM, INC                              7,918
     100     *  POWER INTEGRATIONS, INC                   2,500
     300     *  QLOGIC CORP                              40,650
   3,700     *  QUALCOMM, INC                           552,456
     100     *  RAMBUS, INC                              29,450
     100     *  RAYOVAC CORP                              2,325
     200     *  RF MICRO DEVICES, INC                    26,875
   3,576     *  SANMINA CORP                            241,603
     100     *  SAWTEK, INC                               5,256
     300     *  SCI SYSTEMS, INC                         16,143
     500        SCIENTIFIC-ATLANTA, INC                  31,718
     200     *  SDL, INC                                 42,575
     100     *  SEMTECH CORP                              6,406
     100     *  SIPEX CORP                                3,531
     100        SLI, INC                                  1,700
  10,502     *  SOLECTRON CORP                          420,736
     100     *  SYCAMORE NETWORKS, INC                   12,900
     100     *  TEKELEC                                   3,712
   7,100     *  TELLABS, INC                            447,189
     100     *  TERAYON COMMUNICATION SYSTEMS, INC       20,500
  10,171        TEXAS INSTRUMENTS, INC                1,627,360
     200     *  TITAN CORP                               10,200
     150     *  TRANSWITCH CORP                          14,418
     100     *  TRIQUINT SEMICONDUCTOR, INC               7,350
     100     *  VARIAN SEMICONDUCTOR EQUIPMENT
                  ASSOCIATES, INC                         6,362
     100     *  VICOR CORP                                1,800
     500     *  VITESSE SEMICONDUCTOR CORP               48,125
     100     *  WEBLINK WIRELESS, INC                     1,337
     100     *  WESTELL TECHNOLOGIES, INC (CLASS
                  A)                                      3,187
     100     *  WORLD ACCESS, INC                         1,912
   6,032     *  XILINX, INC                             499,525
     100     *  ZIXIT CORP                                7,281
                                                    -----------
                                                     19,320,810
                                                    -----------

 SHARES                                                VALUE
ENGINEERING AND MANAGEMENT SERVICES -- 0.09%
     200     *  CATALYTICA, INC                     $     2,912
     100     *  CELGENE CORP                              9,956
      25     *  CIRCLE.COM                                  206
     200     *  COVANCE, INC                              2,150
     100     *  FIRST CONSULTING GROUP, INC               1,625
     200        GARTNER GROUP, INC (CLASS A)              3,150
     100     *  INCYTE PHARMACEUTICALS, INC               8,743
     100     *  LASON, INC                                  659
     359     *  MARCHFIRST, INC                          12,812
     100     *  MARKETING SERVICES GROUP                  1,775
     100     *  NAVIGANT CONSULTING CO                    1,100
     100     *  PAREXEL INTERNATIONAL CORP                  943
     100     *  PHARMACEUTICAL PRODUCT DEVELOPMENT        1,693
     150     *  PROFIT RECOVERY GROUP
                  INTERNATIONAL, INC                      2,775
     400     *  QUINTILES TRANSNATIONAL CORP              6,825
     100     *  RENAISSANCE WORLDWIDE, INC                  521
     900        SERVICEMASTER CO                         10,125
     100     *  STAFF LEASING, INC                          581
     100     *  TETRA TECH, INC                           2,375
     100     *  VALENCE TECHNOLOGY, INC                   2,356
                                                    -----------
                                                         73,282
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.17%
   3,800        GILLETTE CO                             143,212
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 0.99%
     100     *  AMERICAN ITALIAN PASTA CO (CLASS
                  A)                                      2,462
     500        ANHEUSER-BUSCH COS, INC                  31,125
     100     *  BERINGER WINE ESTATES HOLDINGS,
                  INC (CLASS B)                           3,587
     500        BESTFOODS, INC                           23,406
     600        CAMPBELL SOUP CO                         18,450
   9,168        COCA COLA CO                            430,323
     800        COCA COLA ENTERPRISES, INC               17,250
     100     *  DEL MONTE FOODS CO                        1,068
     500        GENERAL MILLS, INC                       18,093
     100     *  HAIN FOOD GROUP, INC                      2,831
     300        HEINZ (H.J.) CO                          10,462
     100     *  INTERNATIONAL HOME FOODS, INC             1,600
     100        KEEBLER FOODS CO                          2,868
     300        KELLOGG CO                                7,687
     300        PEPSI BOTTLING GROUP, INC                 6,000
   4,900        PEPSICO, INC                            169,356
     200        QUAKER OATS CO                           12,125
     200        RALSTON PURINA CO                         5,475
   2,900        SARA LEE CORP                            52,200
     100     *  SMITHFIELD FOODS, INC                     2,000
     100        WHITMAN CORP                              1,393
     200        WRIGLEY (WM) JR CO                       15,362
                                                    -----------
                                                        835,123
                                                    -----------
FOOD STORES -- 0.86%
     200     *  7-ELEVEN, INC                               750
     300        ALBERTSONS, INC                           9,300

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   27

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
FOOD STORES -- (CONTINUED)
   2,600     *  KROGER CO                           $    45,662
  14,155     *  SAFEWAY, INC                            640,513
     600     *  STARBUCKS CORP                           26,887
     100     *  WHOLE FOODS MARKET, INC                   4,143
      50     *  WILD OATS MARKETS, INC                    1,025
                                                    -----------
                                                        728,280
                                                    -----------
FURNITURE AND FIXTURES -- 0.59%
     100        ETHAN ALLEN INTERIORS, INC                2,500
     100     *  FURNITURE BRANDS INTERNATIONAL,
                  INC                                     1,881
     300        MILLER (HERMAN), INC                      8,400
  19,600        NEWELL RUBBERMAID, INC                  486,325
                                                    -----------
                                                        499,106
                                                    -----------
FURNITURE AND HOMEFURNISHINGS STORES -- 0.84%
     400     *  BED BATH & BEYOND, INC                   15,750
     600     *  BEST BUY, INC                            51,600
     500        CIRCUIT CITY STORES-CIRCUIT CITY
                  GROUP                                  30,437
     100     *  GUITAR CENTER, INC                        1,143
     100     *  LINENS'N THINGS, INC                      3,425
     100     *  MUSICLAND STORES CORP                       637
     300        PIER 1 IMPORTS, INC                       3,075
  11,885        TANDY CORP                              603,163
     100     *  WILLIAMS-SONOMA, INC                      3,100
                                                    -----------
                                                        712,330
                                                    -----------
GENERAL BUILDING CONTRACTORS -- 0.00%
     100     *  BLOUNT INTERNATIONAL, INC                 1,287
     100        CENTEX CORP                               2,381
                                                    -----------
                                                          3,668
                                                    -----------
GENERAL MERCHANDISE STORES -- 1.41%
     100     *  AMES DEPARTMENT STORES, INC               2,456
     100        CASEYS GENERAL STORES, INC                1,087
     200     *  CONSOLIDATED STORES CORP                  2,275
     100     *  COST PLUS, INC                            3,381
   1,300     *  COSTCO WHOLESALE CORP                    68,331
     400        DOLLAR GENERAL CORP                      10,750
     200     *  DOLLAR TREE STORES, INC                  10,425
     500        FAMILY DOLLAR STORES, INC                10,406
     500     *  KOHLS CORP                               51,250
     100     *  NEIMAN MARCUS GROUP, INC (CLASS A)        2,781
     200     *  SAKS, INC                                 2,900
   1,200        TARGET CORP                              89,700
  16,900        WAL-MART STORES, INC                    937,950
                                                    -----------
                                                      1,193,692
                                                    -----------
HEALTH SERVICES -- 0.26%
     100     *  ADVANCE PARADIGM, INC                     1,187
     100     *  CAREMATRIX CORP                             131
     100     *  ENZO BIOCHEMICAL, INC                     7,050
     100     *  EXPRESS SCRIPTS, INC                      4,200
     700     *  HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) (NEW)                         9,975
     100     *  HEALTHSOUTH CORP                            556
     100        HOOPER HOLMES, INC                        3,431

 SHARES                                                VALUE
     100     *  LASER VISION CENTERS, INC           $       693
     100     *  LCA-VISION, INC                             509
     100     *  LIFEPOINT HOSPITALS, INC                  1,662
     100     *  LINCARE HOLDINGS, INC                     2,837
     100     *  ORTHODONTIC CENTERS OF AMERICA,
                  INC                                     1,875
     100     *  RENAL CARE GROUP, INC                     2,168
   7,700     *  TENET HEALTHCARE CORP                   177,100
     200     *  TOTAL RENAL CARE HOLDINGS, INC              625
     100     *  TRIAD HOSPITALS, INC                      1,675
     100     *  US ONCOLOGY, INC                            450
                                                    -----------
                                                        216,124
                                                    -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 0.02%
     150     *  DYCOM INDUSTRIES, INC                     7,312
     100     *  INSITUFORM TECHNOLOGIES, INC
                  (CLASS A)                               3,062
     100     *  MASTEC, INC                               8,900
                                                    -----------
                                                         19,274
                                                    -----------
HOLDING AND OTHER INVESTMENT OFFICES -- 0.03%
     200        BOSTON PROPERTIES, INC                    6,362
     100        CHARLES E. SMITH RESIDENTIAL
                  REALTY, INC                             3,613
     100        COUSINS PROPERTIES, INC                   3,681
     100     *  HEALTH CARE PROPERTY INVESTORS,
                  INC                                     2,543
     400     *  MEDITRUST CORP PAIRED                       725
     201     *  STARWOOD FINANCIAL TRUST                  3,542
     100        WASHINGTON REAL ESTATE INVESTMENT
                  TRUST                                   1,500
                                                    -----------
                                                         21,966
                                                    -----------
HOTELS AND OTHER LODGING PLACES -- 0.01%
     200     *  CHOICE HOTELS INTERNATIONAL, INC          2,887
     100     *  EXTENDED STAY AMERICA, INC                  750
     500        HILTON HOTELS CORP                        3,875
     100        STARWOOD HOTELS & RESORTS
                  WORLDWIDE, INC                          2,625
     100     *  SUNTERRA CORP                               200
                                                    -----------
                                                         10,337
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 18.29%
     800     *  3COM CORP                                44,500
     100     *  3DFX INTERACTIVE, INC                     1,193
     300     *  ADAPTEC, INC                             11,587
     100     *  ADVANCED DIGITAL INFORMATION CORP         3,425
     100     *  APEX, INC                                 3,712
   2,729     *  APPLIED MATERIALS, INC                  257,208
     100        APPLIED POWER, INC (CLASS A)              2,850
      98     *  ARROWPOINT COMMUNICATIONS, INC           11,611
     100     *  ASYST TECHNOLOGIES, INC                   5,850
     100     *  ATMI, INC                                 4,775
     100     *  AUSPEX SYSTEMS, INC                       1,100
     100        BAKER HUGHES, INC                         3,025
     300        BLACK & DECKER CORP                      11,268
     100     *  BLACK BOX CORP                            6,923
     100     *  C-CUBE MICROSYSTEMS, INC                  7,281
     100     *  CABLETRON SYSTEMS, INC                    2,931
  70,964     *  CISCO SYSTEMS, INC                    5,486,404

 28  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT -- (CONTINUED)
     100        CMI CORP                            $       456
  16,800        COMPAQ COMPUTER CORP                    447,300
     200     *  CONCURRENT COMPUTER CORP                  2,537
  25,916     *  DELL COMPUTER CORP                    1,397,844
     100        DONALDSON CO, INC                         2,256
  17,720     *  EMC CORP                              2,215,000
     100     *  EMULEX CORP                              10,912
     100     *  EXTREME NETWORKS, INC                     7,900
     100     *  FOUNDRY NETWORKS, INC                    14,375
     500     *  GATEWAY, INC                             26,500
     100     *  GLOBAL IMAGING SYSTEMS, INC                 775
   3,910        HEWLETT-PACKARD CO                      518,319
  14,300        INTERNATIONAL BUSINESS MACHINES
                  CORP                                1,687,400
     900     *  IOMEGA CORP                               3,431
     100        JLG INDUSTRIES, INC                         912
     300     *  LAM RESEARCH CORP                        13,518
     500     *  LEXMARK INTERNATIONAL GROUP (CLASS
                  A)                                     52,875
     100        MANITOWOC, INC                            2,706
     200     *  MAXTOR CORP                               2,587
     100     *  MERCURY COMPUTER SYSTEMS, INC             4,887
     100     *  MICRON ELECTRONICS, INC                   1,400
     100     *  MICROS SYSTEMS, INC                       6,293
     100     *  MTI TECHNOLOGY CORP                       2,637
     100     *  NATIONAL INSTRUMENTS CORP                 4,693
  14,000     *  NOVELLUS SYSTEMS, INC                   785,750
     900        PITNEY BOWES, INC                        40,218
     100     *  PRESSTEK, INC                             2,375
     100     *  PRI AUTOMATION, INC                       6,112
     100     *  PUBLICARD, INC                              975
     150     *  QUANTUM CORP-HARD DISK DRIVE GROUP        1,687
     100     *  QUANTUM CORP-DLT & STORAGE SYSTEMS
                  GROUP                                   1,194
     100        ROPER INDUSTRIES, INC                     3,393
     200     *  SANDISK CORP                             24,500
     200     *  SEAGATE TECHNOLOGY, INC                  12,050
     100     *  SMITH INTERNATIONAL, INC                  7,750
     300        SYMBOL TECHNOLOGIES, INC                 24,693
     100     *  TEREX CORP                                1,437
  44,954        TYCO INTERNATIONAL LTD                2,242,080
   1,000     *  UNISYS CORP                              25,500
     100     *  VISUAL NETWORKS, INC                      5,675
     200     *  WESTERN DIGITAL CORP                      1,487
     100     *  XIRCOM, INC                               3,700
     100     *  ZEBRA TECHNOLOGY CORP                     5,000
                                                    -----------
                                                     15,488,732
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 1.50%
     100     *  AFFYMETRIX, INC                          14,843
     100        BAUSCH & LOMB, INC                        5,218
     200        BAXTER INTERNATIONAL, INC                12,537
     100        BECKMAN COULTER, INC                      6,418
     500        BECTON DICKINSON & CO                    13,156
     300        BIOMET, INC                              10,912
     900     *  BOSTON SCIENTIFIC CORP                   19,181
     100     *  COGNEX CORP                               5,768

 SHARES                                                VALUE
     100     *  CREDENCE SYSTEMS CORP               $    12,512
     100     *  CYBERONICS, INC                           1,868
     100     *  CYMER, INC                                5,000
     100     *  CYTYC CORP                                4,825
     100     *  DIONEX CORP                               3,293
     100     *  ECLIPSE SURGICAL TECHNOLOGY, INC            743
     100     *  GENRAD, INC                               1,237
   2,071     *  GUIDANT CORP                            121,800
     100     *  HAEMONETICS CORP                          2,250
     400     *  KLA-TENCOR CORP                          33,700
     100     *  LTX CORP                                  4,518
     100     *  MEDICAL MANAGER CORP                      3,506
  12,264        MEDTRONIC, INC                          630,829
     100        MENTOR CORP                               2,700
     100     *  METTLER-TOLEDO INTERNATIONAL, INC         4,093
     200        MILLIPORE CORP                           11,287
     100     *  MINIMED, INC                             12,950
     100     *  OAKLEY, INC                               1,062
     700        PE CORP-PE BIOSYSTEMS GROUP              67,550
     100        PERKINELMER, INC                          6,650
     200     *  PINNACLE SYSTEMS, INC                     6,650
     100     *  RESPIRONICS, INC                          1,437
     200    x*  SABRATEK CORP                                32
     100     *  ST. JUDE MEDICAL, INC                     2,581
     200     *  STERIS CORP                               2,050
     200        STRYKER CORP                             13,950
     100     *  SUMMIT TECHNOLOGY, INC                      912
     100     *  SUNRISE TECHNOLOGY INTERNATIONAL,
                  INC                                       704
     300     *  SYBRON INTERNATIONAL CORP                 8,700
     500     *  TERADYNE, INC                            41,125
     100     *  THERMO ELECTRON CORP                      2,037
     100     *  TRIMBLE NAVIGATION LTD                    2,575
     100     *  VARIAN, INC                               3,837
     200     *  VISX, INC                                 3,650
     200     *  WATERS CORP                              19,050
     100     *  WESLEY JESSEN VISIONCARE, INC             3,593
   5,120        XEROX CORP                              133,120
                                                    -----------
                                                      1,266,409
                                                    -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.01%
     100        CRAWFORD & CO (CLASS B)                   1,287
     100     *  FIRST HEALTH GROUP CORP                   3,162
     100        GALLAGHER (ARTHUR J.) & CO                3,250
                                                    -----------
                                                          7,699
                                                    -----------
INSURANCE CARRIERS -- 0.49%
     200        AFLAC, INC                                9,112
     550        AMERICAN INTERNATIONAL GROUP, INC        60,225
   5,527        CITIGROUP, INC                          327,820
     100        HSB GROUP, INC                            2,893
     100     *  MID ATLANTIC MEDICAL SERVICES, INC          925
     300     *  OXFORD HEALTH PLANS, INC                  4,575
     100     *  WELLPOINT HEALTH NETWORKS, INC            6,987
                                                    -----------
                                                        412,537
                                                    -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   29

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
LEATHER AND LEATHER PRODUCTS -- 0.00%
     100        STRIDE RITE CORP                    $       806
                                                    -----------
LEGAL SERVICES -- 0.00%
     100     *  PREPAID LEGAL SERVICES, INC               2,968
                                                    -----------
LUMBER AND WOOD PRODUCTS -- 0.00%
     100     *  CHAMPION ENTERPRISES, INC                   575
     100     *  PALM HARBOR HOMES, INC                    1,537
                                                    -----------
                                                          2,112
                                                    -----------
METAL MINING -- 0.01%
     400     *  BATTLE MOUNTAIN GOLD CO                     775
     400     *  FREEPORT-MCMORAN COPPER & GOLD,
                  INC (CLASS B)                           4,825
     100     *  STILLWATER MINING CO                      4,000
                                                    -----------
                                                          9,600
                                                    -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES -- 0.02%
     100     *  BLYTH INDUSTRIES, INC                     2,731
     100        CALLAWAY GOLF CO                          1,550
     100     *  IDENTIX, INC                              2,787
     100        JOSTENS, INC                              2,437
     500        MATTEL, INC                               5,218
     100     *  WMS INDUSTRIES, INC                         987
                                                    -----------
                                                         15,710
                                                    -----------
MISCELLANEOUS REPAIR SERVICES -- 0.00%
     100     *  ENCOMPASS SERVICES CORP                     575
                                                    -----------
MISCELLANEOUS RETAIL -- 0.31%
     600     *  AMAZON.COM, INC                          40,200
     100     *  BARNES & NOBLE, INC                       2,300
     100     *  BARNESANDNOBLE.COM, INC                     943
     100     *  BORDERS GROUP, INC                        1,718
     100     *  CDW COMPUTER CENTERS, INC                 8,443
   1,200        CVS CORP                                 45,075
     100     *  DUANE READE, INC                          2,325
     100     *  E4L, INC                                    212
      56     *  EGGHEAD.COM, INC                            393
     200     *  HANOVER DIRECT, INC                         475
     100     *  INSIGHT ENTERPRISES, INC                  3,643
     800     *  OFFICE DEPOT, INC                         9,250
     100     *  OFFICEMAX, INC                              650
     100        OMNICARE, INC                             1,206
     400     *  PETSMART, INC                             1,200
     100     *  SCHEIN (HENRY), INC                       1,618
     100     *  SHOP AT HOME, INC                           862
   1,700     *  STAPLES, INC                             34,000
     100     *  SUNGLASS HUT INTERNATIONAL, INC             781
     200        TIFFANY & CO                             16,725
     100     *  VALUEVISION INTERNATIONAL, INC            4,137
   3,400        WALGREEN CO                              87,550
                                                    -----------
                                                        263,706
                                                    -----------
MOTION PICTURES -- 1.59%
     100     *  AMC ENTERTAINMENT, INC                      506
   7,900        DISNEY (WALT) CO                        326,862

 SHARES                                                VALUE
     100     *  HOLLYWOOD ENTERTAINMENT CORP        $       806
   8,600        TIME WARNER, INC                        860,000
  19,000        TOEI CO LTD                             159,499
                                                    -----------
                                                      1,347,673
                                                    -----------
NONDEPOSITORY INSTITUTIONS -- 0.37%
     100     *  ALLIED CAPITAL CORP                       1,743
     900        AMERICAN EXPRESS CO                     134,043
     200     *  AMERICREDIT CORP                          3,262
     700        ASSOCIATES FIRST CAPITAL CORP            15,006
     700        CAPITAL ONE FINANCIAL CORP               33,556
     100        DORAL FINANCIAL CORP                      1,131
     500        FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION                            28,218
     200     *  FINET.COM, INC                              256
   1,600        FREDDIE MAC                              70,700
     200        HOUSEHOLD INTERNATIONAL, INC              7,462
     100        METRIS COS, INC                           3,887
     100     *  SIERRACITIES.COM, INC                     1,338
     500        SLM HOLDINGS CORP                        16,656
     100     *  UNICAPITAL CORP                             237
                                                    -----------
                                                        317,495
                                                    -----------
OIL AND GAS EXTRACTION -- 0.14%
     100        ANADARKO PETROLEUM CORP                   3,868
     100        APACHE CORP                               4,975
     100        BERRY PETROLEUM CO (CLASS A)              1,718
     100        CHESAPEAKE ENERGY CORP                      325
     100        CROSS TIMBERS OIL CO                      1,306
     100        DEVON ENERGY CORP (NEW)                   4,856
     100        DIAMOND OFFSHORE DRILLING, INC            3,993
     100        ENSCO INTERNATIONAL, INC                  3,612
     100     *  FOREST OIL CORP                           1,062
      57     *  FRIEDE GOLDMAN HALTER, INC                  391
     100     *  GLOBAL INDUSTRIES LTD                     1,462
     100     *  GLOBAL MARINE, INC                        2,537
     100     *  GREY WOLF, INC                              393
     800        HALLIBURTON CO                           32,800
     100     *  HANOVER COMPRESSOR CO                     5,687
     100     *  MERIDIAN RESOURCE CORP                      387
     100     *  NABORS INDUSTRIES, INC                    3,881
     100     *  NEWFIELD EXPLORATION CO                   3,525
     200     *  NOBLE DRILLING CORP                       8,287
     100        POGO PRODUCING CO                         2,856
     200     *  R & B FALCON CORP                         3,937
     100     *  STONE ENERGY CORP                         4,925
     100     *  SYNTROLEUM CORP                           2,337
     100        VASTAR RESOURCES, INC                     7,431
     100        VINTAGE PETROLEUM, INC                    2,012
     100     *  WEATHERFORD INTERNATIONAL, INC            5,893
                                                    -----------
                                                        114,456
                                                    -----------
PAPER AND ALLIED PRODUCTS -- 0.10%
     300        AVERY DENNISON CORP                      18,318
     500        FORT JAMES CORP                          11,000
     100     *  GAYLORD CONTAINER CO                        637
     919        KIMBERLY-CLARK CORP                      51,464

 30  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
PAPER AND ALLIED PRODUCTS -- (CONTINUED)
     100     *  MAIL-WELL, INC                      $       868
     100     *  PLAYTEX PRODUCTS, INC                     1,300
     100        WAUSAU-MOSINEE PAPER CORP                 1,293
                                                    -----------
                                                         84,880
                                                    -----------
PERSONAL SERVICES -- 0.02%
     100        BLOCK (H&R), INC                          4,475
     300        CINTAS CORP                              11,756
     100     *  COINSTAR, INC                             1,260
     100        G & K SERVICES, INC (CLASS A)             1,954
     100        REGIS CORP                                1,481
                                                    -----------
                                                         20,926
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 0.01%
     100        ELCOR CORP                                3,450
     100        USX-MARATHON GROUP, INC                   2,606
                                                    -----------
                                                          6,056
                                                    -----------
PRIMARY METAL INDUSTRIES -- 0.00%
      38        AK STEEL HOLDINGS CORP                      394
     100        GENERAL CABLE CORP                          781
     100     *  STEEL DYNAMICS, INC                       1,156
                                                    -----------
                                                          2,331
                                                    -----------
PRINTING AND PUBLISHING -- 0.06%
     100        CENTRAL NEWSPAPERS, INC (CLASS A)         3,362
     100        DOW JONES & CO, INC                       7,181
     100     *  JOURNAL REGISTER CO                       1,475
     100        LEE ENTERPRISES, INC                      2,612
     100        MCGRAW HILL COS, INC                      4,550
     100        MEREDITH CORP                             2,768
     100        PENTON MEDIA, INC                         2,600
     100     *  PLAYBOY ENTERPRISES, INC (CLASS B)        1,987
     200     *  PRIMEDIA, INC                             6,400
     100     *  R.H. DONNELLEY CORP                       1,700
     100        READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE)                    3,537
     100        TIMES MIRROR CO SERIES A                  9,293
     100     *  TOPPS, INC                                  831
     100        WILEY (JOHN) & SONS, INC (CLASS A)        1,800
                                                    -----------
                                                         50,096
                                                    -----------
RAILROAD TRANSPORTATION -- 0.04%
     400        KANSAS CITY SOUTHERN INDUSTRIES,
                  INC                                    34,375
                                                    -----------
REAL ESTATE -- 0.01%
     200     *  CATELLUS DEVELOPMENT CORP                 2,775
     100     *  FAIRFIELD COMMUNITIES, INC                  793
     100     *  JONES LANG LA SALLE                       1,550
     100     *  STEWART ENTERPRISES, INC (CLASS A)          493
     100     *  TRAMMELL CROW CO                          1,106
                                                    -----------
                                                          6,717
                                                    -----------
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS -- 0.23%
     500        ILLINOIS TOOL WORKS, INC                 27,625
   3,722        NIKE, INC (CLASS B)                     147,484

 SHARES                                                VALUE
     100     *  PACTIV CORP                         $       875
     300     *  SEALED AIR CORP                          16,293
     100        TREDEGAR CORP                             2,693
     100        TUPPERWARE CORP                           1,581
     100     *  U.S. PLASTIC LUMBER CORP                    925
                                                    -----------
                                                        197,476
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 0.25%
     100     *  AFFILIATED MANAGERS GROUP, INC            4,750
     200     *  AMERITRADE HOLDINGS CORP (CLASS A)        4,178
     605     *  E TRADE GROUP, INC                       18,225
     100        EATON VANCE CORP                          4,293
     200        FEDERATED INVESTORS, INC                  5,462
     300        FRANKLIN RESOURCES, INC                  10,031
     100     *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                  INC                                     1,087
     200     *  KNIGHT/TRIMARK GROUP, INC                10,200
     100        MORGAN KEEGAN, INC                        1,750
     100     *  PIONEER GROUP, INC                        2,325
     300        PRICE (T. ROWE) ASSOCIATES, INC          11,850
     100        RAYMOND JAMES FINANCIAL CORP              2,075
   2,200        SCHWAB (CHARLES) CORP                   124,987
     100        UNITED ASSET MANAGEMENT CORP              1,731
     200        WADDELL & REED FINANCIAL, INC
                  (CLASS A)                               8,462
                                                    -----------
                                                        211,406
                                                    -----------
SOCIAL SERVICES -- 0.00%
     100     *  RES-CARE, INC                               937
     100     *  SUNRISE ASSISTED LIVING, INC              1,325
                                                    -----------
                                                          2,262
                                                    -----------
SPECIAL TRADE CONTRACTORS -- 0.01%
     100     *  COMFORT SYSTEMS U.S.A., INC                 637
     100     *  QUANTA SERVICES, INC                      6,068
                                                    -----------
                                                          6,705
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.58%
   2,500        CORNING, INC                            485,000
     100     *  DAL-TILE INTERNATIONAL, INC                 793
     100        FLORIDA ROCK INDUSTRIES, INC              2,800
                                                    -----------
                                                        488,593
                                                    -----------
TEXTILE MILL PRODUCTS -- 0.00%
     100        WESTPOINT STEVENS, INC                    1,900
                                                    -----------
TOBACCO PRODUCTS -- 0.11%
   4,000        PHILIP MORRIS COS, INC                   84,500
     100        RJR REYNOLDS TOBACCO HOLDINGS, INC        1,700
     200        UST, INC                                  3,125
                                                    -----------
                                                         89,325
                                                    -----------
TRANSPORTATION BY AIR -- 0.01%
     100     *  AIRTRAN HOLDINGS, INC                       440
     100     *  MESABA HOLDINGS, INC                      1,143
     100        OGDEN CORP                                1,193
     100        SKYWEST, INC                              3,912
                                                    -----------
                                                          6,688
                                                    -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   31

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS            INSTITUTIONAL GROWTH EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                VALUE
TRANSPORTATION EQUIPMENT -- 2.82%
     100     *  BE AEROSPACE, INC                   $       587
     400        BOEING CO                                15,175
     300        DANAHER CORP                             15,300
     100     *  DELCO REMY INTERNATIONAL, INC
                  (CLASS A)                                 743
     100        FEDERAL SIGNAL CORP                       1,806
     200        GENERAL DYNAMICS CORP                     9,950
   5,655     *  GENERAL MOTORS CORP (CLASS H)           704,047
     200     *  GENTEX CORP                               7,412
   7,190        HARLEY DAVIDSON, INC                    570,706
     100     *  HAYES LEMMERZ INTERNATIONAL, INC          1,912
   7,481        HONEYWELL INTERNATIONAL, INC            394,155
     100     *  MILLER INDUSTRIES, INC                      381
     100     *  MONACO COACH CORP                         1,900
     100        NEWPORT NEWS SHIPBUILDING, INC            3,025
     100     *  ORBITAL SCIENCES CORP                     1,500
     100        POLARIS INDUSTRIES, INC                   3,012
     100     *  SPX CORP                                 11,393
  10,229        UNITED TECHNOLOGIES CORP                646,344
      66        WESTINGHOUSE AIR BRAKE CO                   701
                                                    -----------
                                                      2,390,049
                                                    -----------
TRANSPORTATION SERVICES -- 0.02%
     100        C.H. ROBINSON WORLDWIDE, INC              3,725
     200        EXPEDITORS INTERNATIONAL OF
                  WASHINGTON, INC                         7,950
      50     *  FORWARD AIR CORP                          1,184
     200        GALILEO INTERNATIONAL, INC                4,812
                                                    -----------
                                                         17,671
                                                    -----------
TRUCKING AND WAREHOUSING -- 0.01%
     100     *  IRON MOUNTAIN, INC                        3,406
     200     *  KNIGHT TRANSPORTATION, INC                3,500
     100     *  SWIFT TRANSPORTATION CO, INC              2,050
                                                    -----------
                                                          8,956
                                                    -----------
WATER TRANSPORTATION -- 0.44%
  15,060        CARNIVAL CORP (CLASS A)                 373,676
     100     *  KIRBY CORP                                1,975
                                                    -----------
                                                        375,651
                                                    -----------
WHOLESALE TRADE-DURABLE GOODS -- 0.02%
     100     *  BOYDS COLLECTION LTD                        606
     100     *  BRIGHTPOINT, INC                          1,225

                 SHARES/PRINCIPAL                      VALUE
     100     *  CELLSTAR CORP                       $       800
     100     *  FISHER SCIENTIFIC INTERNATIONAL,
                  INC                                     4,450
     100     *  HA-LO INDUSTRIES, INC                       787
     100     *  INGRAM MICRO, INC (CLASS A)               1,537
     200     *  LANIER WORLDWIDE, INC                       412
     100     *  MSC INDUSTRIAL DIRECT CO (CLASS A)        1,800
     100     *  PATTERSON DENTAL CO                       3,825
     200     *  PSS WORLD MEDICAL, INC                    1,356
     100     *  TECH DATA CORP                            3,287
                                                    -----------
                                                         20,085
                                                    -----------
WHOLESALE TRADE-NONDURABLE GOODS -- 1.03%
     200     *  AMERISOURCE HEALTH CORP (CLASS A)         3,000
     100     *  BARNETT RESOURCES CORP                    2,981
     300        BERGEN BRUNSWIG CORP (CLASS A)            2,025
  17,706        CARDINAL HEALTH, INC                    804,805
     200        ENRON CORP                               14,975
     400        MCKESSON HBOC, INC                        8,400
     200     *  NU SKIN ENTERPRISES, INC (CLASS A)        1,587
     100     *  PLAINS RESOURCES, INC                     1,250
     900        SYSCO CORP                               32,118
                                                    -----------
                                                        871,141
                                                    -----------
TOTAL COMMON STOCK
(Cost $68,678,540)                                   84,358,574
                                                    -----------
SHORT TERM INVESTMENTS -- 3.14%
U.S. GOVERNMENT AND AGENCIES -- 3.14%
                FEDERAL HOME LOAN BANK (FHLB)
    $2,610,000    5.900%, 04/03/00                    2,609,312
                FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
        50,000    5.740%, 04/20/00                       49,681
                                                    -----------
                                                      2,658,993
                                                    -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,658,993)                                     2,658,993
                                                    -----------
TOTAL PORTFOLIO
(Cost $71,337,533)                                  $87,017,567
                                                    ===========

---------------
* Non-income producing
x In bankruptcy

 32  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)   SUMMARY BY INDUSTRY

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
BOND
CORPORATE BOND
SECURITY AND COMMODITY BROKERS         $    68,187      0.20%
                                       -----------    ------
TOTAL CORPORATE BOND
(Cost $50,000)                              68,187      0.20
                                       -----------    ------
TOTAL BOND
(Cost $50,000)                              68,187      0.20
                                       -----------    ------
COMMON STOCK
AMUSEMENT AND RECREATION SERVICES           47,812      0.14
APPAREL AND ACCESSORY STORES                93,158      0.28
APPAREL AND OTHER TEXTILE PRODUCTS          92,913      0.28
AUTO REPAIR, SERVICES AND PARKING            4,537      0.01
AUTOMOTIVE DEALERS AND SERVICE
  STATIONS                                   6,143      0.02
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                 523,765      1.56
BUSINESS SERVICES                        3,491,671     10.41
CHEMICALS AND ALLIED PRODUCTS            3,243,238      9.67
COMMUNICATIONS                           3,482,641     10.39
DEPOSITORY INSTITUTIONS                  1,620,512      4.83
EATING AND DRINKING PLACES                 101,536      0.30
ELECTRIC, GAS, AND SANITARY SERVICES       683,454      2.04
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              5,194,174     15.49
ENGINEERING AND MANAGEMENT SERVICES          9,623      0.03
FABRICATED METAL PRODUCTS                  264,679      0.79
FOOD AND KINDRED PRODUCTS                  795,766      2.37
FOOD STORES                                 80,026      0.24
FURNITURE AND FIXTURES                      65,586      0.20
FURNITURE AND HOMEFURNISHINGS STORES        63,224      0.19
GENERAL BUILDING CONTRACTORS                 6,611      0.02
GENERAL MERCHANDISE STORES                 995,039      2.97
HEALTH SERVICES                            234,561      0.70
HEAVY CONSTRUCTION, EXCEPT BUILDING          8,037      0.02
HOTELS AND OTHER LODGING PLACES              8,525      0.03
INDUSTRIAL MACHINERY AND EQUIPMENT       4,020,438     11.99
INSTRUMENTS AND RELATED PRODUCTS           655,673      1.96
INSURANCE AGENTS, BROKERS AND SERVICE      235,561      0.70
INSURANCE CARRIERS                       1,468,210      4.38
LOCAL AND INTERURBAN PASSENGER
  TRANSIT                                      287      0.00
LUMBER AND WOOD PRODUCTS                    97,368      0.29
METAL MINING                                32,127      0.10
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                                62,262      0.19

                                          VALUE         %
MISCELLANEOUS RETAIL                   $   251,292      0.75%
MOTION PICTURES                            527,587      1.57
NONDEPOSITORY INSTITUTIONS                 342,450      1.02
NONMETALLIC MINERALS, EXCEPT FUELS           4,581      0.01
OIL AND GAS EXTRACTION                     439,854      1.31
PAPER AND ALLIED PRODUCTS                  276,271      0.82
PERSONAL SERVICES                            9,250      0.03
PETROLEUM AND COAL PRODUCTS              1,492,165      4.45
PRIMARY METAL INDUSTRIES                   215,066      0.64
PRINTING AND PUBLISHING                    187,452      0.56
RAILROAD TRANSPORTATION                     53,549      0.16
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                  58,006      0.17
SECURITY AND COMMODITY BROKERS             458,120      1.37
STONE, CLAY, AND GLASS PRODUCTS             86,537      0.26
TOBACCO PRODUCTS                            82,300      0.25
TRANSPORTATION BY AIR                      150,131      0.45
TRANSPORTATION EQUIPMENT                   829,284      2.47
WATER TRANSPORTATION                        24,812      0.07
WHOLESALE TRADE-DURABLE GOODS               10,398      0.03
WHOLESALE TRADE-NONDURABLE GOODS           347,395      1.04
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $29,072,038)                      33,535,657    100.02
                                       -----------    ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY                   1,193,609      3.56
                                       -----------    ------
TOTAL SHORT TERM INVESTMENT
(Cost $1,193,609)                        1,193,609      3.56
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $30,315,647)                      34,797,453    103.78
OTHER ASSETS & LIABILITIES, NET         (1,267,435)    (3.78)
                                       -----------    ------
NET ASSETS                             $33,530,018    100.00%
                                       ===========    ======

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   33

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 PRINCIPAL/SHARES                       VALUE
BOND -- 0.20%
CORPORATE BOND -- 0.20%
SECURITY AND COMMODITY BROKERS -- 0.20%
                 E TRADE GROUP, INC
  $50,000        6.000%, 02/01/07                    $    68,187
                                                     -----------
TOTAL CORPORATE BOND
(Cost $50,000)                                            68,187
                                                     -----------
TOTAL BOND
(Cost $50,000)                                            68,187
                                                     -----------
COMMON STOCK -- 100.02%
AMUSEMENT AND RECREATION SERVICES -- 0.14%
      200     *  HARRAH'S ENTERTAINMENT, INC               3,712
    2,100     *  PREMIER PARKS, INC                       44,100
                                                     -----------
                                                          47,812
                                                     -----------
APPAREL AND ACCESSORY STORES -- 0.28%
    1,250        GAP, INC                                 62,265
      400        LIMITED, INC                             16,850
      100        NORDSTROM, INC                            2,950
      500        TJX COS, INC                             11,093
                                                     -----------
                                                          93,158
                                                     -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.28%
      100    x*  FRUIT OF THE LOOM LTD (CLASS A)             119
    2,692     *  JONES APPAREL GROUP, INC                 85,807
      100        LIZ CLAIBORNE, INC                        4,581
      100        VF CORP                                   2,406
                                                     -----------
                                                          92,913
                                                     -----------
AUTO REPAIR, SERVICES AND PARKING -- 0.01%
      200        RYDER SYSTEM, INC                         4,537
                                                     -----------
AUTOMOTIVE DEALERS AND SERVICE STATIONS -- 0.02%
      200     *  AUTOZONE, INC                             5,550
      100        PEP BOYS MANNY, MOE, & JACK CO              593
                                                     -----------
                                                           6,143
                                                     -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 1.56%
    5,875        HOME DEPOT, INC                         378,937
    2,481        LOWE'S COS, INC                         144,828
                                                     -----------
                                                         523,765
                                                     -----------
BUSINESS SERVICES -- 10.41%
      200        ADOBE SYSTEMS, INC                       22,262
    4,850     *  AMERICA ONLINE, INC                     326,162
      100        AUTODESK, INC                             4,550
    1,000        AUTOMATIC DATA PROCESSING, INC           48,250
      300     *  BMC SOFTWARE, INC                        14,812
    1,100     *  CENDANT CORP                             20,350
    3,000     *  CERIDIAN CORP                            57,562
      300     *  CITRIX SYSTEMS, INC                      19,875
      800        COMPUTER ASSOCIATES INTERNATIONAL,
                   INC                                    47,350
      200     *  COMPUTER SCIENCES CORP                   15,825

 SHARES                                                 VALUE
      500     *  COMPUWARE CORP                      $    10,531
      700        ELECTRONIC DATA SYSTEMS CORP             44,931
      200        EQUIFAX, INC                              5,050
      600        FIRST DATA CORP                          26,550
      400        IMS HEALTH, INC                           6,775
      400        INTERPUBLIC GROUP OF COS, INC            18,900
   12,814     *  MICROSOFT CORP                        1,361,487
      100     *  NCR CORP                                  4,012
      400     *  NETWORK APPLIANCE, INC                   33,100
      500     *  NOVELL, INC                              14,312
      300        OMNICOM GROUP, INC                       28,031
    8,450     *  ORACLE CORP                             659,628
      400     *  PARAMETRIC TECHNOLOGY CORP                8,425
      400        PAYCHEX, INC                             20,950
      400     *  PEOPLESOFT, INC                           8,000
    2,254     *  PSINET, INC                              76,671
      476     *  SABRE HOLDINGS CORP                      17,582
    4,000     *  SUN MICROSYSTEMS, INC                   374,812
    1,110     *  YAHOO, INC                              190,226
      100        YOUNG & RUBICAM, INC                      4,700
                                                     -----------
                                                       3,491,671
                                                     -----------
CHEMICALS AND ALLIED PRODUCTS -- 9.67%
    2,400        ABBOTT LABORATORIES CO                   84,450
      300        AIR PRODUCTS & CHEMICALS, INC             8,531
      200        ALLERGAN, INC                            10,000
      100     *  ALZA CORP                                 3,756
    5,469        AMERICAN HOME PRODUCTS CORP             293,275
    3,850     *  AMGEN, INC                              236,293
      400        AVON PRODUCTS, INC                       11,625
      200     *  BIOGEN, INC                              13,975
    4,384        BRISTOL MYERS SQUIBB CO                 253,176
      300        CLOROX CO                                 9,750
    2,934        COLGATE PALMOLIVE CO                    165,404
    1,042        DOW CHEMICAL CO                         118,788
    4,262        DU PONT (E.I.) DE NEMOURS & CO          225,353
      100        EASTMAN CHEMICAL CO                       4,550
      300        ECOLAB, INC                              11,006
      100     *  FMC CORP                                  5,650
      100        GREAT LAKES CHEMICAL CORP                 3,400
      100        INTERNATIONAL FLAVORS &
                   FRAGRANCES, INC                         3,506
    2,100        JOHNSON & JOHNSON CO                    147,131
    2,520        LILLY (ELI) & CO                        158,760
    6,420        LYONDELL CHEMICAL CO                     94,695
      100        MALLINCKRODT, INC                         2,875
    5,863        MERCK & CO, INC                         364,238
    1,000        MONSANTO CO                              51,500
    9,230        PFIZER, INC                             337,471
      800        PHARMACIA & UPJOHN, INC                  47,400
      200        PPG INDUSTRIES, INC                      10,462
      200        PRAXAIR, INC                              8,325
    2,463        PROCTER & GAMBLE CO                     138,543
      300        ROHM & HAAS CO                           13,387
    5,048        SCHERING-PLOUGH CORP                    185,514
      400        SHERWIN-WILLIAMS CO                       8,775
      200        UNION CARBIDE CORP                       11,662

 34  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
CHEMICALS AND ALLIED PRODUCTS -- (CONTINUED)
    1,970        WARNER-LAMBERT CO                   $   192,075
      200     *  WATSON PHARMACEUTICALS, INC               7,937
                                                     -----------
                                                       3,243,238
                                                     -----------
COMMUNICATIONS -- 10.39%
      400        ALLTEL CORP                              25,225
   10,108        AT & T CORP                             568,575
    2,300        BELL ATLANTIC CORP                      140,587
    2,800        BELLSOUTH CORP                          131,600
    3,100        BROADWING, INC                          115,281
   12,200        CABLE & WIRELESS PLC                    229,270
    2,323     *  CBS CORP                                131,539
      200        CENTURYTEL, INC                           7,425
    1,867     *  CLEAR CHANNEL COMMUNICATIONS, INC       128,939
    1,300        COMCAST CORP (CLASS A) SPECIAL           56,387
    1,115     *  GLOBAL CROSSING LTD                      45,645
    1,500        GTE CORP                                106,500
    7,298        LUCENT TECHNOLOGIES, INC                443,353
    7,038     *  MCI WORLDCOM, INC                       318,909
      900     *  MEDIA ONE GROUP, INC                     72,900
      210     *  NETWORK PLUS CORP                         8,505
      600     *  NEXTEL COMMUNICATIONS, INC (CLASS
                   A)                                     88,950
    1,278     *  RCN CORP                                 68,852
    9,763        SBC COMMUNICATIONS, INC                 410,046
    1,300        SPRINT CORP (FON GROUP)                  81,900
    1,300     *  SPRINT CORP (PCS GROUP)                  84,906
      800        U.S. WEST, INC                           58,100
    1,000     *  VIACOM, INC (CLASS B)                    52,750
    2,122     *  VIATEL, INC                             106,497
                                                     -----------
                                                       3,482,641
                                                     -----------
DEPOSITORY INSTITUTIONS -- 4.83%
      500        AMSOUTH BANCORP                           7,468
    5,775        BANK OF AMERICA CORP                    302,826
    1,100        BANK OF NEW YORK CO, INC                 45,718
    1,700        BANK ONE CORP                            58,437
      500        BB&T CORP                                14,031
    3,096        CHASE MANHATTAN CORP                    269,932
      200        COMERICA, INC                             8,375
      400        FIFTH THIRD BANCORP                      25,200
    1,200        FIRST UNION CORP                         44,700
    7,761        FIRSTAR CORP                            178,017
    3,542        FLEETBOSTON FINANCIAL CORP              129,283
      200        GOLDEN WEST FINANCIAL CORP                6,237
      470        HUNTINGTON BANCSHARES, INC               10,516
      200        KEYCORP                                   3,800
    1,300        MBNA CORP                                33,150
    2,504        MELLON FINANCIAL CORP                    73,868
      300        MORGAN (J.P.) & CO, INC                  39,525
    1,200        NATIONAL CITY CORP                       24,750
      400        NORTHERN TRUST CORP                      27,025
      100        OLD KENT FINANCIAL CORP                   3,231
      500        PNC FINANCIAL SERVICES GROUP             22,531
      300        PROVIDIAN FINANCIAL CORP                 25,987
      400        SOUTHTRUST CORP                          10,175
      200        STATE STREET CORP                        19,375

 SHARES                                                 VALUE
      300        SUMMIT BANCORP                      $     7,875
      500        SUNTRUST BANKS, INC                      28,875
      600        SYNOVUS FINANCIAL CORP                   11,325
    1,200        U.S. BANCORP                             26,250
      200        UNION PLANTERS CORP                       6,162
      400        WACHOVIA CORP                            27,025
    1,000        WASHINGTON MUTUAL, INC                   26,500
    2,500        WELLS FARGO CO                          102,343
                                                     -----------
                                                       1,620,512
                                                     -----------
EATING AND DRINKING PLACES -- 0.30%
      200        DARDEN RESTAURANTS, INC                   3,562
      400        MARRIOTT INTERNATIONAL (CLASS A)         12,600
    2,000        MCDONALD'S CORP                          75,125
      200     *  TRICON GLOBAL RESTAURANTS, INC            6,212
      200        WENDY'S INTERNATIONAL, INC                4,037
                                                     -----------
                                                         101,536
                                                     -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 2.04%
      300     *  AES CORP                                 23,625
      500     *  ALLIED WASTE INDUSTRIES, INC              3,281
    1,050        AMERICAN ELECTRIC POWER CO, INC          31,303
      100        CMS ENERGY CORP                           1,812
      100        COASTAL CORP                              4,600
      200        COLUMBIA ENERGY GROUP                    11,850
      500        CONSOLIDATED EDISON CO OF NEW
                   YORK, INC                              14,500
    2,200        DOMINION RESOURCES, INC                  84,562
      500        DUKE ENERGY CORP                         26,250
      300        EL PASO ENERGY CORP                      12,112
      800        ENTERGY CORP                             16,150
      700        FIRSTENERGY CORP                         14,437
    1,915        FPL GROUP, INC                           88,209
      100        GPU, INC                                  2,737
    1,525        NEW CENTURY ENERGIES, INC                45,845
      100     *  NIAGARA MOHAWK HOLDINGS, INC              1,350
      100        NICOR, INC                                3,293
    5,454        NORTHERN STATES POWER CO                108,398
      300        ONEOK, INC                                7,500
      300        PECO ENERGY CO                           11,062
    1,000        PG&E CORP                                21,000
      300        PINNACLE WEST CAPITAL CORP                8,456
      300        PPL CORP                                  6,281
      400        PUBLIC SERVICE ENTERPRISE GROUP,
                   INC                                    11,850
      900        RELIANT ENERGY, INC                      21,093
      500        SEMPRA ENERGY                             8,375
    1,000        SOUTHERN CO                              21,750
      500        TEXAS UTILITIES CO                       14,843
      500        UNICOM CORP                              18,250
      900        WASTE MANAGEMENT, INC                    12,318
      600        WILLIAMS COS, INC                        26,362
                                                     -----------
                                                         683,454
                                                     -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT -- 15.49%
      400     *  ADC TELECOMMUNICATIONS, INC              21,550
      200     *  ADVANCED MICRO DEVICES, INC              11,412
      600     *  ANALOG DEVICES, INC                      48,337

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   35

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
   -- (CONTINUED)
      100     *  ANDREW CORP                         $     2,287
      650     *  APPLIED MICRO CIRCUITS CORP              97,540
      811     *  CIENA CORP                              102,287
      100     *  COMVERSE TECHNOLOGY, INC                 18,900
      300     *  CONEXANT SYSTEMS, INC                    21,300
      300        COOPER INDUSTRIES, INC                   10,500
      700        EMERSON ELECTRIC CO                      37,012
    8,708        GENERAL ELECTRIC CO                   1,351,372
    8,940        INTEL CORP                            1,179,521
    3,400     *  LSI LOGIC CORP                          246,925
    1,000        MATSUSHITA COMMUNICATION
                   INDUSTRIAL CO LTD                     184,273
      100        MAYTAG CO                                 3,312
      400     *  MICRON TECHNOLOGY, INC                   50,400
      250        MOLEX, INC                               14,687
    1,815        MOTOROLA, INC                           258,410
      300     *  NATIONAL SEMICONDUCTOR CORP              18,187
    1,093        NOKIA OYJ ADR                           237,454
    3,300        NORTEL NETWORKS CORP (U.S.)             415,800
      400     *  PMC-SIERRA, INC                          81,475
    1,655     *  QUALCOMM, INC                           247,112
      600     *  SAMSUNG ELECTRONICS CORP                107,070
      200        SCIENTIFIC-ATLANTA, INC                  12,687
      800     *  SOLECTRON CORP                           32,050
    2,270     *  TELLABS, INC                            142,974
    1,200        TEXAS INSTRUMENTS, INC                  192,000
       10     *  WATER PIK TECHNOLOGIES, INC                  72
      100        WHIRLPOOL CORP                            5,862
      500     *  XILINX, INC                              41,406
                                                     -----------
                                                       5,194,174
                                                     -----------
ENGINEERING AND MANAGEMENT SERVICES -- 0.03%
      200        DUN & BRADSTREET CORP                     5,725
      200     *  QUINTILES TRANSNATIONAL CORP              3,412
       28     *  TELEDYNE TECHNOLOGIES, INC                  486
                                                     -----------
                                                           9,623
                                                     -----------
FABRICATED METAL PRODUCTS -- 0.79%
    6,000        AMERICAN NATIONAL CAN GROUP, INC         78,750
    3,900        GILLETTE CO                             146,981
      500        MASCO CORP                               10,250
      200        PARKER-HANNIFIN CORP                      8,262
      300        ROCKWELL INTERNATIONAL CORP              12,543
      100        SNAP-ON, INC                              2,618
      200        STANLEY WORKS CO                          5,275
                                                     -----------
                                                         264,679
                                                     -----------
FOOD AND KINDRED PRODUCTS -- 2.37%
    1,951        ANHEUSER-BUSCH COS, INC                 121,449
    1,400        ARCHER DANIELS MIDLAND CO                14,525
      400        BESTFOODS, INC                           18,725
      900        CAMPBELL SOUP CO                         27,675
    3,700        COCA COLA CO                            173,668
      600        COCA COLA ENTERPRISES, INC               12,937
    1,000        CONAGRA, INC                             18,125
      200        COORS (ADOLPH) CO (CLASS B)               9,562

 SHARES                                                 VALUE
      500        FORTUNE BRANDS, INC                 $    12,500
      300        GENERAL MILLS, INC                       10,856
      600        HEINZ (H.J.) CO                          20,925
      100        HERSHEY FOODS CORP                        4,875
      600        KELLOGG CO                               15,375
      500        NABISCO GROUP HOLDINGS                    6,000
    5,308        PEPSICO, INC                            183,457
      200        QUAKER OATS CO                           12,125
      600        RALSTON PURINA CO                        16,425
    1,500        SARA LEE CORP                            27,000
      600        SEAGRAMS CO LTD (U.S.)                   35,700
      800        UNILEVER NV (NEW YORK SHS)               38,500
      200        WRIGLEY (WM) JR CO                       15,362
                                                     -----------
                                                         795,766
                                                     -----------
FOOD STORES -- 0.24%
      641        ALBERTSONS, INC                          19,871
      100        GREAT ATLANTIC & PACIFIC TEA CO,
                   INC                                     1,950
    1,400     *  KROGER CO                                24,587
      700     *  SAFEWAY, INC                             31,675
      100        WINN DIXIE STORES, INC                    1,943
                                                     -----------
                                                          80,026
                                                     -----------
FURNITURE AND FIXTURES -- 0.20%
      200        LEGGETT & PLATT, INC                      4,300
    2,470        NEWELL RUBBERMAID, INC                   61,286
                                                     -----------
                                                          65,586
                                                     -----------
FURNITURE AND HOMEFURNISHINGS STORES -- 0.19%
      100     *  BED BATH & BEYOND, INC                    3,937
      300     *  BEST BUY, INC                            25,800
      300        CIRCUIT CITY STORES-CIRCUIT CITY
                   GROUP                                  18,262
      300        TANDY CORP                               15,225
                                                     -----------
                                                          63,224
                                                     -----------
GENERAL BUILDING CONTRACTORS -- 0.02%
      100        CENTEX CORP                               2,381
      100        KAUFMAN & BROAD HOME CORP                 2,143
      100        PULTE CORP                                2,087
                                                     -----------
                                                           6,611
                                                     -----------
GENERAL MERCHANDISE STORES -- 2.97%
      300     *  CONSOLIDATED STORES CORP                  3,412
      700     *  COSTCO WHOLESALE CORP                    36,793
      300        DILLARDS, INC (CLASS A)                   4,931
      500        DOLLAR GENERAL CORP                      13,437
      400     *  FEDERATED DEPARTMENT STORES, INC         16,700
      100        HARCOURT GENERAL, INC                     3,725
      500     *  K MART CORP                               4,843
      200     *  KOHLS CORP                               20,500
      400        MAY DEPARTMENT STORES CO                 11,400
       60     *  NEIMAN MARCUS GROUP, INC (CLASS B)        1,650
      100        PENNEY, (J.C.) CO, INC                    1,487
      600        SEARS ROEBUCK & CO                       18,525
    2,312        TARGET CORP                             172,822
   12,339        WAL-MART STORES, INC                    684,814
                                                     -----------
                                                         995,039
                                                     -----------

 36  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
HEALTH SERVICES -- 0.70%
      700        COLUMBIA/HCA HEALTHCARE CORP        $    17,718
    5,561     *  HEALTH MANAGEMENT ASSOCIATES, INC
                   (CLASS A) (NEW)                        79,244
      800     *  HEALTHSOUTH CORP                          4,450
      300     *  MANOR CARE, INC                           4,050
    5,613     *  TENET HEALTHCARE CORP                   129,099
                                                     -----------
                                                         234,561
                                                     -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 0.02%
      200        FLUOR CORP                                6,200
      200        MCDERMOTT INTERNATIONAL, INC              1,837
                                                     -----------
                                                           8,037
                                                     -----------
HOTELS AND OTHER LODGING PLACES -- 0.03%
      100        HILTON HOTELS CORP                          775
      400     *  MIRAGE RESORTS, INC                       7,750
                                                     -----------
                                                           8,525
                                                     -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 11.99%
      500     *  3COM CORP                                27,813
      100     *  ADAPTEC, INC                              3,862
      200     *  APPLE COMPUTER, INC                      27,162
    1,200     *  APPLIED MATERIALS, INC                  113,100
    3,600        BAKER HUGHES, INC                       108,900
      200        BLACK & DECKER CORP                       7,512
      100        BRUNSWICK CORP                            1,893
      300     *  CABLETRON SYSTEMS, INC                    8,793
      400        CATERPILLAR, INC                         15,775
   18,846     *  CISCO SYSTEMS, INC                    1,457,031
    8,700        COMPAQ COMPUTER CORP                    231,637
      500        DEERE & CO                               19,000
    7,699     *  DELL COMPUTER CORP                      415,264
      300        DOVER CORP                               14,362
    1,500     *  EMC CORP                                187,500
      500     *  GATEWAY, INC                             26,500
    1,500        HEWLETT-PACKARD CO                      198,843
      300        INGERSOLL-RAND CO                        13,275
    4,290        INTERNATIONAL BUSINESS MACHINES
                   CORP                                  506,220
      200     *  LEXMARK INTERNATIONAL GROUP (CLASS
                   A)                                     21,150
      100        MILACRON, INC                             1,443
      400        PALL CORP                                 8,975
      400        PITNEY BOWES, INC                        17,875
      300     *  SEAGATE TECHNOLOGY, INC                  18,075
      300     *  SILICON GRAPHICS, INC                     3,168
      100        TENNECO AUTOMOTIVE, INC                     793
   11,063        TYCO INTERNATIONAL LTD                  551,767
      500     *  UNISYS CORP                              12,750
                                                     -----------
                                                       4,020,438
                                                     -----------
INSTRUMENTS AND RELATED PRODUCTS -- 1.96%
      100        BARD (C.R.), INC                          3,868
      100        BAUSCH & LOMB, INC                        5,218
    2,278        BAXTER INTERNATIONAL, INC               142,802
      400        BECTON DICKINSON & CO                    10,525

 SHARES                                                 VALUE
      100        BIOMET, INC                         $     3,637
      600     *  BOSTON SCIENTIFIC CORP                   12,787
      500        EASTMAN KODAK CO                         27,156
      500     *  GUIDANT CORP                             29,406
      100        JOHNSON CONTROLS, INC                     5,406
      300     *  KLA-TENCOR CORP                          25,275
    1,800        MEDTRONIC, INC                           92,587
      100        MILLIPORE CORP                            5,643
      300        PE CORP-PE BIOSYSTEMS GROUP              28,950
      100        PERKINELMER, INC                          6,650
      100        POLAROID CORP                             2,375
      400        RAYTHEON CO (CLASS B)                     7,100
      100     *  ST. JUDE MEDICAL, INC                     2,581
      100        TEKTRONIX, INC                            5,600
      300     *  TERADYNE, INC                            24,675
      155        THE SWATCH GROUP AG. (BR)               180,757
      200     *  THERMO ELECTRON CORP                      4,075
    1,100        XEROX CORP                               28,600
                                                     -----------
                                                         655,673
                                                     -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.70%
      400        MARSH & MCLENNAN COS, INC                44,125
   80,000     *  OLD MUTUAL PLC                          191,436
                                                     -----------
                                                         235,561
                                                     -----------
INSURANCE CARRIERS -- 4.38%
    3,032        ACE LTD                                  69,357
      200        AETNA, INC                               11,137
      400        AFLAC, INC                               18,225
    1,774        ALLSTATE CORP                            42,243
      400        AMERICAN GENERAL CORP                    22,450
    4,085        AMERICAN INTERNATIONAL GROUP, INC       447,307
      200        AON CORP                                  6,450
      200        CHUBB CORP                               13,512
      400        CIGNA CORP                               30,300
      300        CINCINNATI FINANCIAL CORP                11,287
    7,606        CITIGROUP, INC                          451,130
      400        CONSECO, INC                              4,575
      400        HARTFORD FINANCIAL SERVICES GROUP,
                   INC                                    21,100
      500     *  HUMANA, INC                               3,656
      200        JEFFERSON-PILOT CORP                     13,312
    4,496     *  JOHN HANCOCK FINANCIAL SERVICES,
                   INC                                    81,209
      300        LINCOLN NATIONAL CORP                    10,050
      100        LOEWS CORP                                5,000
    7,000        MANULIFE FINANCIAL CORP                 102,698
      200        MBIA, INC                                10,412
      200        MGIC INVESTMENT CORP                      8,725
      100        PROGRESSIVE CORP                          7,606
      200        ST. PAUL COS, INC                         6,825
      200        TORCHMARK CORP                            4,625
      200        UNITED HEALTHCARE CORP                   11,925
      292        UNUMPROVIDENT CORP                        4,964
      100     *  WELLPOINT HEALTH NETWORKS, INC            6,987
      743        XL CAPITAL LTD                           41,143
                                                     -----------
                                                       1,468,210
                                                     -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   37

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
LOCAL AND INTERURBAN PASSENGER
TRANSIT -- 0.00%
      200        LAIDLAW, INC (U.S.)                 $       287
                                                     -----------
LUMBER AND WOOD PRODUCTS -- 0.29%
      300        GEORGIA-PACIFIC CORP
                   (PACKING GROUP)                        11,868
    1,500        WEYERHAEUSER CO                          85,500
                                                     -----------
                                                          97,368
                                                     -----------
METAL MINING -- 0.10%
      300        BARRICK GOLD CORP (U.S.)                  4,706
      300     *  FREEPORT-MCMORAN COPPER & GOLD,
                   INC (CLASS B)                           3,618
    1,000        HOMESTAKE MINING CO                       6,000
      300     *  INCO LTD CO (U.S.)                        5,493
      400        NEWMONT MINING CORP                       8,975
       36        PHELPS DODGE CORP                         1,710
      200        PLACER DOME, INC (U.S.)                   1,625
                                                     -----------
                                                          32,127
                                                     -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES -- 0.19%
      300        HASBRO, INC                               4,950
      400        MATTEL, INC                               4,175
      600        MINNESOTA MINING & MANUFACTURING
                   CO                                     53,137
                                                     -----------
                                                          62,262
                                                     -----------
MISCELLANEOUS RETAIL -- 0.75%
    4,987        CVS CORP                                187,324
      100        LONGS DRUG STORES CORP                    2,275
      400     *  OFFICE DEPOT, INC                         4,625
      700     *  STAPLES, INC                             14,000
      300     *  TOYS R US, INC                            4,443
    1,500        WALGREEN CO                              38,625
                                                     -----------
                                                         251,292
                                                     -----------
MOTION PICTURES -- 1.57%
    5,300        DISNEY (WALT) CO                        219,287
    3,083        TIME WARNER, INC                        308,300
                                                     -----------
                                                         527,587
                                                     -----------
NONDEPOSITORY INSTITUTIONS -- 1.02%
      700        AMERICAN EXPRESS CO                     104,256
    2,901        ASSOCIATES FIRST CAPITAL CORP            62,190
      300        CAPITAL ONE FINANCIAL CORP               14,381
    1,500        FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION                            84,656
    1,000        FREDDIE MAC                              44,187
      700        HOUSEHOLD INTERNATIONAL, INC             26,118
      200        SLM HOLDINGS CORP                         6,662
                                                     -----------
                                                         342,450
                                                     -----------
NONMETALLIC MINERALS, EXCEPT FUELS -- 0.01%
      100     *  VULCAN MATERIALS CO                       4,581
                                                     -----------
OIL AND GAS EXTRACTION -- 1.31%
      100        ANADARKO PETROLEUM CORP                   3,868
    1,834        APACHE CORP                              91,241

 SHARES                                                 VALUE
    2,350        BURLINGTON RESOURCES, INC           $    86,950
      700        HALLIBURTON CO                           28,700
      100        KERR-MCGEE CORP                           5,775
      500        OCCIDENTAL PETROLEUM CORP                10,375
      200     *  ROWAN COS, INC                            5,887
      800        SCHLUMBERGER LTD                         61,200
      900        TOTAL FINA S.A. SERIES B                134,775
      216        TRANSOCEAN SEDCO FOREX, INC              11,083
                                                     -----------
                                                         439,854
                                                     -----------
PAPER AND ALLIED PRODUCTS -- 0.82%
      100        AVERY DENNISON CORP                       6,106
      200        CHAMPION INTERNATIONAL CORP              10,650
    3,537        FORT JAMES CORP                          77,814
      700        INTERNATIONAL PAPER CO                   29,925
      700        KIMBERLY-CLARK CORP                      39,200
      200        MEAD CORP                                 6,987
    5,309     *  SMURFIT-STONE CONTAINER CORP             89,921
      100        TEMPLE-INLAND, INC                        4,981
      200        WESTVACO CORP                             6,675
      100        WILLAMETTE INDUSTRIES, INC                4,012
                                                     -----------
                                                         276,271
                                                     -----------
PERSONAL SERVICES -- 0.03%
      200        BLOCK (H&R), INC                          8,950
      100     *  SERVICE CORP INTERNATIONAL                  300
                                                     -----------
                                                           9,250
                                                     -----------
PETROLEUM AND COAL PRODUCTS -- 4.45%
      200        AMERADA HESS CORP                        12,925
      500        ATLANTIC RICHFIELD CO                    42,500
    1,100        CHEVRON CORP                            101,681
    3,298        CONOCO, INC (CLASS B)                    84,511
   10,509        EXXON MOBIL CORP                        817,731
      500        PHILLIPS PETROLEUM CO                    23,125
    5,600        ROYAL DUTCH PETROLEUM CO
                   (NY REGD) ADR                         322,350
      300        SUNOCO, INC                               8,212
      800        TEXACO, INC                              42,900
      200        TOSCO CORP                                6,087
      400        UNOCAL CORP                              11,900
      700        USX-MARATHON GROUP, INC                  18,243
                                                     -----------
                                                       1,492,165
                                                     -----------
PRIMARY METAL INDUSTRIES -- 0.64%
      400        ALCAN ALUMINIUM CO LTD (U.S.)            13,550
    2,595        ALCOA, INC                              182,298
      100        ALLEGHENY TECHNOLOGIES, INC               2,006
      200        ENGELHARD CORP                            3,025
      100        REYNOLDS METALS CO                        6,687
      300        USX-US STEEL GROUP, INC                   7,500
                                                     -----------
                                                         215,066
                                                     -----------
PRINTING AND PUBLISHING -- 0.56%
      300        DONNELLEY (R.R.) & SONS CO                6,281
      100        DOW JONES & CO, INC                       7,181
      400        GANNETT CO, INC                          28,150
      100        KNIGHT-RIDDER, INC                        5,093

 38  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES                                                 VALUE
PRINTING AND PUBLISHING -- (CONTINUED)
      300        MCGRAW HILL COS, INC                $    13,650
      100        MEREDITH CORP                             2,768
      300        NEW YORK TIMES CO (CLASS A)              12,881
      100        TIMES MIRROR CO SERIES A                  9,293
    2,794        TRIBUNE CO                              102,155
                                                     -----------
                                                         187,452
                                                     -----------
RAILROAD TRANSPORTATION -- 0.16%
      700        BURLINGTON NORTHERN SANTA FE CORP        15,487
      100        CSX CORP                                  2,350
      200        KANSAS CITY SOUTHERN INDUSTRIES,
                   INC                                    17,187
      200        NORFOLK SOUTHERN CORP                     2,875
      400        UNION PACIFIC CORP                       15,650
                                                     -----------
                                                          53,549
                                                     -----------
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS -- 0.17%
      400        GOODYEAR TIRE & RUBBER CO                 9,325
      400        ILLINOIS TOOL WORKS, INC                 22,100
      400        NIKE, INC (CLASS B)                      15,850
      500     *  PACTIV CORP                               4,375
      100     *  REEBOK INTERNATIONAL LTD                    925
      100     *  SEALED AIR CORP                           5,431
                                                     -----------
                                                          58,006
                                                     -----------
SECURITY AND COMMODITY BROKERS -- 1.37%
      100        BEAR STEARNS COS, INC                     4,562
      400        FRANKLIN RESOURCES, INC                  13,375
      200        LEHMAN BROTHERS HOLDINGS, INC            19,400
      600        MERRILL LYNCH & CO, INC                  63,000
    3,346        MORGAN STANLEY DEAN WITTER & CO         272,908
      200        PAINE WEBBER GROUP, INC                   8,800
      200        PRICE (T. ROWE) ASSOCIATES, INC           7,900
    1,200        SCHWAB (CHARLES) CORP                    68,175
                                                     -----------
                                                         458,120
                                                     -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.26%
      400        CORNING, INC                             77,600
      200        OWENS CORNING CO                          3,875
      300     *  OWENS ILLINOIS, INC                       5,062
                                                     -----------
                                                          86,537
                                                     -----------
TOBACCO PRODUCTS -- 0.25%
    3,600        PHILIP MORRIS COS, INC                   76,050
      400        UST, INC                                  6,250
                                                     -----------
                                                          82,300
                                                     -----------
TRANSPORTATION BY AIR -- 0.45%
      660     *  AMR CORP                                 21,037
      819     *  CONTINENTAL AIRLINES, INC (CLASS
                   B)                                     33,476

 SHARES                                                 VALUE
      200        DELTA AIRLINES, INC                 $    10,650
      400     *  FEDEX CORP                               15,600
    3,333        SOUTHWEST AIRLINES CO                    69,368
                                                     -----------
                                                         150,131
                                                     -----------
TRANSPORTATION EQUIPMENT -- 2.47%
    1,400        BOEING CO                                53,112
    1,005        DAIMLERCHRYSLER (U.S.A.)                 65,764
      300        DANA CORP                                 8,456
      200        DANAHER CORP                             10,200
      900        DELPHI AUTOMOTIVE SYSTEMS CORP           14,400
      100        EATON CORP                                7,800
    1,800        FORD MOTOR CO                            82,687
      300        GENERAL DYNAMICS CORP                    14,925
    1,000        GENERAL MOTORS CORP                      82,812
      306     *  GENERAL MOTORS CORP (CLASS H)            38,097
      200        GOODRICH (B.F.) CO                        5,737
    1,100        HARLEY DAVIDSON, INC                     87,312
    3,100        HONEYWELL INTERNATIONAL, INC            163,331
      200        ITT INDUSTRIES, INC                       6,212
      500        LOCKHEED MARTIN CORP                     10,218
      100     *  NAVISTAR INTERNATIONAL CORP               4,012
      100        NORTHROP GRUMMAN CORP                     5,293
      200        TEXTRON, INC                             12,175
      100        TRW, INC                                  5,850
    2,388        UNITED TECHNOLOGIES CORP                150,891
                                                     -----------
                                                         829,284
                                                     -----------
WATER TRANSPORTATION -- 0.07%
    1,000        CARNIVAL CORP (CLASS A)                  24,812
                                                     -----------
WHOLESALE TRADE-DURABLE GOODS -- 0.03%
      200        GENUINE PARTS CO                          4,775
      100        GRAINGER (W.W.), INC                      5,425
       44     *  HUTTIG BUILDING PRODUCTS, INC               198
                                                     -----------
                                                          10,398
                                                     -----------
WHOLESALE TRADE-NONDURABLE GOODS -- 1.04%
    2,929        CARDINAL HEALTH, INC                    134,367
    2,400        ENRON CORP                              179,004
      500        MCKESSON HBOC, INC                       10,500
      300        SUPERVALU, INC                            5,681
      500        SYSCO CORP                               17,843
                                                     -----------
                                                         347,395
                                                     -----------
TOTAL COMMON STOCK
(Cost $29,072,038)                                    33,535,657
                                                     -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   39

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS          INSTITUTIONAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL                                               VALUE
---------                                               -----
SHORT TERM INVESTMENT -- 3.56%
U.S. GOVERNMENT AGENCY -- 3.56%
                 FEDERAL HOME LOAN BANK (FHLB)
$1,194,000       5.900%, 04/03/00                    $ 1,193,609
                                                     -----------
TOTAL SHORT TERM INVESTMENT
(Cost $1,193,609)                                      1,193,609
                                                     -----------
TOTAL PORTFOLIO
(Cost $30,315,647)                                   $34,797,453
                                                     ===========

---------------
* Non-income producing
x In bankruptcy

 40  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)   SUMMARY BY INDUSTRY

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
COMMON STOCK
AGRICULTURAL PRODUCTION-CROPS          $     3,950      0.01%
AGRICULTURAL SERVICES                        2,857      0.01
AMUSEMENT AND RECREATION SERVICES           48,207      0.09
APPAREL AND ACCESSORY STORES               235,624      0.46
APPAREL AND OTHER TEXTILE PRODUCTS          43,884      0.09
AUTO REPAIR, SERVICES AND PARKING           15,095      0.03
AUTOMOTIVE DEALERS AND SERVICE
  STATIONS                                  33,170      0.07
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                 621,444      1.22
BUSINESS SERVICES                        5,934,913     11.69
CHEMICALS AND ALLIED PRODUCTS            5,008,352      9.86
COAL MINING                                    441      0.00
COMMUNICATIONS                           5,756,328     11.34
DEPOSITORY INSTITUTIONS                  2,871,204      5.65
EATING AND DRINKING PLACES                 310,668      0.61
EDUCATIONAL SERVICES                        22,189      0.04
ELECTRIC, GAS, AND SANITARY SERVICES     1,282,304      2.53
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              7,216,990     14.21
ENGINEERING AND MANAGEMENT SERVICES        105,665      0.21
FABRICATED METAL PRODUCTS                  269,088      0.53
FOOD AND KINDRED PRODUCTS                1,241,312      2.44
FOOD STORES                                240,871      0.47
FORESTRY                                    12,744      0.03
FURNITURE AND FIXTURES                      77,109      0.15
FURNITURE AND HOMEFURNISHINGS STORES       167,519      0.33
GENERAL BUILDING CONTRACTORS                33,957      0.07
GENERAL MERCHANDISE STORES               1,031,943      2.03
HEALTH SERVICES                            156,989      0.31
HEAVY CONSTRUCTION, EXCEPT BUILDING         27,636      0.05
HOLDING AND OTHER INVESTMENT OFFICES       378,271      0.74
HOTELS AND OTHER LODGING PLACES             68,731      0.14
INDUSTRIAL MACHINERY AND EQUIPMENT       5,382,828     10.59
INSTRUMENTS AND RELATED PRODUCTS         1,038,355      2.04
INSURANCE AGENTS, BROKERS AND SERVICE      119,210      0.23
INSURANCE CARRIERS                       2,098,079      4.13
LEATHER AND LEATHER PRODUCTS                 4,247      0.01
LEGAL SERVICES                               2,048      0.00
LOCAL AND INTERURBAN PASSENGER
  TRANSIT                                    1,700      0.00
LUMBER AND WOOD PRODUCTS                    85,757      0.17
METAL MINING                                44,669      0.09
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                               178,721      0.35

                                          VALUE         %
MISCELLANEOUS REPAIR SERVICES          $     1,242      0.00%
MISCELLANEOUS RETAIL                       331,971      0.65
MOTION PICTURES                            755,567      1.49
NONDEPOSITORY INSTITUTIONS                 804,024      1.58
NONMETALLIC MINERALS, EXCEPT FUELS          25,489      0.05
OIL AND GAS EXTRACTION                     455,695      0.90
PAPER AND ALLIED PRODUCTS                  349,498      0.69
PERSONAL SERVICES                           39,868      0.08
PETROLEUM AND COAL PRODUCTS              1,632,847      3.22
PRIMARY METAL INDUSTRIES                   186,343      0.37
PRINTING AND PUBLISHING                    323,423      0.64
RAILROAD TRANSPORTATION                    150,159      0.30
REAL ESTATE                                 29,777      0.06
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                 127,269      0.25
SECURITY AND COMMODITY BROKERS             860,023      1.69
SOCIAL SERVICES                              3,583      0.01
SPECIAL TRADE CONTRACTORS                    7,626      0.02
STONE, CLAY, AND GLASS PRODUCTS            218,155      0.43
TEXTILE MILL PRODUCTS                       20,014      0.04
TOBACCO PRODUCTS                           199,607      0.39
TRANSPORTATION BY AIR                      166,242      0.33
TRANSPORTATION EQUIPMENT                 1,221,681      2.41
TRANSPORTATION SERVICES                     26,847      0.05
TRUCKING AND WAREHOUSING                    23,997      0.05
WATER TRANSPORTATION                        16,881      0.03
WHOLESALE TRADE-DURABLE GOODS              145,163      0.29
WHOLESALE TRADE-NONDURABLE GOODS           339,997      0.67
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $45,198,695)                      50,638,057     99.71
                                       -----------    ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY                     144,952      0.28
                                       -----------    ------
TOTAL SHORT TERM INVESTMENT
(Cost $144,952)                            144,952      0.28
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $45,343,647)                      50,783,009     99.99
OTHER ASSETS & LIABILITIES, NET              3,326      0.01
                                       -----------    ------
NET ASSETS                             $50,786,335    100.00%
                                       ===========    ======

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   41

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

                            STATEMENT OF INVESTMENTS

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
COMMON STOCK -- 99.71%
AGRICULTURAL PRODUCTION-CROPS -- 0.01%
    200        DELTA & PINE LAND CO                 $     3,950
                                                    -----------
AGRICULTURAL SERVICES -- 0.01%
    200    x*  AGRIBIOTECH, INC                              23
    100     *  CADIZ, INC                                   850
     78     *  HINES HORTICULTURE, INC                      609
    100     *  VETERINARY CENTERS OF AMERICA, INC         1,375
                                                    -----------
                                                          2,857
                                                    -----------
AMUSEMENT AND RECREATION SERVICES -- 0.09%
    299     *  AMF BOWLING, INC                             635
    100     *  ARGOSY GAMING CORP                         1,425
    100     *  BALLY TOTAL FITNESS HOLDINGS CORP          2,450
    100     *  BOCA RESORTS, INC (CLASS A)                  856
    200     *  BOYD GAMING CORP                             987
     48        DOVER DOWNS ENTERTAINMENT, INC               612
     64        GAYLORD ENTERTAINMENT CO                   1,736
    461     *  HARRAH'S ENTERTAINMENT, INC                8,557
    100        INTERNATIONAL SPEEDWAY CORP (CLASS
                 A)                                       4,493
    100     *  PINNACLE ENTERTAINMENT, INC                2,031
    280     *  PREMIER PARKS, INC                         5,880
    202     *  SFX ENTERTAINMENT, INC (CLASS A)           8,244
     48     *  SPEEDWAY MOTORSPORTS, INC                  1,197
     85     *  STATION CASINOS, INC                       1,854
    200     *  WESTWOOD ONE, INC                          7,250
                                                    -----------
                                                         48,207
                                                    -----------
APPAREL AND ACCESSORY STORES -- 0.46%
    347     *  ABERCROMBIE & FITCH CO (CLASS A)           5,552
    100     *  AMERICAN EAGLE OUTFITTERS, INC             3,793
    100     *  ANN TAYLOR STORES CORP                     2,300
     65        BURLINGTON COAT FACTORY WAREHOUSE
                 CORP                                     1,117
    100        CATO CORP (CLASS A)                        1,175
    353     *  CHARMING SHOPPES, INC                      2,007
     47     *  CHICO'S FAS, INC                             796
     61     *  CHILDRENS PLACE RETAIL STORES                869
    148        CLAIRE'S STORES, INC                       2,969
     56     *  DRESS BARN, INC                            1,078
    100     *  FINISH LINE, INC (CLASS A)                   975
    100     *  FOOTSTAR, INC                              2,825
  2,336        GAP, INC                                 116,362
    100     *  GENESCO, INC                               1,312
    151        INTIMATE BRANDS, INC (CLASS A)             6,191
    200    x*  JUST FOR FEET, INC                             0
    579        LIMITED, INC                              24,390
    100     *  MEN'S WEARHOUSE, INC                       2,962
    384        NORDSTROM, INC                            11,328
    100     *  PACIFIC SUNWEAR CALIFORNIA, INC            3,850
    100     *  PAYLESS SHOESOURCE, INC                    5,193
    317        ROSS STORES, INC                           7,627
    100     *  STEIN MART, INC                              825
     41     *  TALBOTS, INC                               2,413
  1,111        TJX COS, INC                              24,650

SHARES                                                 VALUE
     83     *  TOO, INC                             $     2,619
     47     *  UNITED RETAIL GROUP, INC                     446
                                                    -----------
                                                        235,624
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.09%
    374     *  JONES APPAREL GROUP, INC                  11,921
    100        KELLWOOD CO                                1,756
    212        LIZ CLAIBORNE, INC                         9,712
    100     *  NAUTICA ENTERPRISES, INC                   1,175
    100        OXFORD INDUSTRIES, INC                     1,812
     80        PHILLIPS VAN HEUSEN CORP                     615
    200     *  POLO RALPH LAUREN CORP                     3,737
     77     *  QUIKSILVER, INC                            1,352
    100     *  TROPICAL SPORTSWEAR INTERNATIONAL
                 CORP                                     1,225
    342        VF CORP                                    8,229
    199        WARNACO GROUP, INC (CLASS A)               2,350
                                                    -----------
                                                         43,884
                                                    -----------
AUTO REPAIR, SERVICES AND PARKING -- 0.03%
    100     *  AVIS RENT A CAR, INC                       1,762
     44     *  CENTRAL PARKING CORP                         880
    100     *  DOLLAR THRIFTY AUTOMOTIVE GROUP,
                 INC                                      1,718
    100        HERTZ CORP (CLASS A)                       3,406
     58        MIDAS, INC                                 1,392
    166        ROLLINS TRUCK LEASING CORP                 1,400
    200        RYDER SYSTEM, INC                          4,537
                                                    -----------
                                                         15,095
                                                    -----------
AUTOMOTIVE DEALERS AND SERVICE STATIONS -- 0.07%
  1,328     *  AUTONATION, INC                           10,541
    533     *  AUTOZONE, INC                             14,790
    131     *  COPART, INC                                2,292
    100     *  CSK AUTO CORP                              1,393
    100     *  GROUP 1 AUTOMOTIVE, INC                    1,162
    122     *  OREILLY AUTOMOTIVE, INC                    1,730
    100        PEP BOYS MANNY, MOE, & JACK CO               593
     76     *  UNITED AUTO GROUP, INC                       669
                                                    -----------
                                                         33,170
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 1.22%
    100        FASTENAL CO                                4,787
  8,451        HOME DEPOT, INC                          545,089
  1,226        LOWE'S COS, INC                           71,568
                                                    -----------
                                                        621,444
                                                    -----------
BUSINESS SERVICES -- 11.69%
     53     *  24/7 MEDIA, INC                            2,093
    100        AARON RENTS, INC                           1,506
     58        ABM INDUSTRIES, INC                        1,363
    100     *  ACCLAIM ENTERTAINMENT, INC                   331
     42        ACKERLEY GROUP, INC                          635
    193     *  ACNEILSEN CORP                             4,342
     91     *  ACTIVISION, INC                            1,097
    100     *  ACTUATE CORP                               5,381
    210     *  ACXIOM CORP                                6,982
     14        ADECCO S.A. ADR                            1,237

 42  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
BUSINESS SERVICES -- (CONTINUED)
    443        ADOBE SYSTEMS, INC                   $    49,311
     88     *  ADVENT SOFTWARE, INC                       4,037
     65     *  ADVO, INC                                  1,625
    100     *  AFFILIATED COMPUTER SERVICES, INC
                 (CLASS A)                                3,800
    100     *  ALLAIRE CORP                               7,562
     37     *  AMDOCS LTD                                 2,726
  8,212     *  AMERICA ONLINE, INC                      552,257
    151     *  AMERICAN MANAGEMENT SYSTEMS, INC           6,615
    100        ANALYSTS INTERNATIONAL CORP                  987
    100     *  ANSWERTHINK CONSULTING GROUP               2,443
     89     *  ASHTON TECHNOLOGY GROUP, INC                 750
    200     *  ASPECT DEVELOPMENT, INC                   12,875
    100     *  ASPEN TECHNOLOGY, INC                      4,037
    197        AUTODESK, INC                              8,963
  2,240        AUTOMATIC DATA PROCESSING, INC           108,080
    100     *  AVANT CORP                                 1,250
     88     *  AVT CORP                                   1,039
     58     *  AWARE, INC                                 2,327
    100     *  AXENT TECHNOLOGIES, INC                    1,881
    100     *  BANYAN SYSTEMS, INC                        1,756
     40     *  BARRA, INC                                 1,355
    568     *  BEA SYSTEMS, INC                          41,677
     86     *  BEYOND.COM CORP                              368
    100     *  BILLING CONCEPTS CORP                        703
    100     *  BINDVIEW DEVELOPMENT CORP                  3,106
    100     *  BISYS GROUP, INC                           6,650
    875     *  BMC SOFTWARE, INC                         43,203
     65     *  BRIO TECHNOLOGY, INC                       2,453
    597     *  BROADVISION, INC                          26,790
     40     *  BROCADE COMMUNICATIONS SYSTEMS, INC        7,172
    873     *  CADENCE DESIGN SYSTEMS, INC               18,114
    183     *  CAMBRIDGE TECHNOLOGY PARTNERS, INC         2,481
     56     *  CATALINA MARKETING CORP                    5,670
     78     *  CCC INFORMATION SERVICES GROUP, INC        1,677
  2,548     *  CENDANT CORP                              47,138
    254     *  CENTURY BUSINESS SERVICES, INC               738
    455     *  CERIDIAN CORP                              8,730
     94     *  CERNER CORP                                2,538
    100     *  CHECKFREE HOLDINGS CORP                    7,050
    100     *  CHOICEPOINT, INC                           3,737
    162     *  CIBER, INC                                 3,321
    605     *  CITRIX SYSTEMS, INC                       40,081
    690     *  CMGI, INC                                 78,185
    156     *  CNET NETWORKS, INC                         7,907
    413        COMDISCO, INC                             18,223
    100     *  COMPLETE BUSINESS SOLUTIONS, INC           2,237
  1,493        COMPUTER ASSOCIATES INTERNATIONAL,
                 INC                                     88,366
    100     *  COMPUTER HORIZONS CORP                     1,712
     84     *  COMPUTER NETWORK TECHNOLOGY CORP           1,470
    542     *  COMPUTER SCIENCES CORP                    42,885
     58        COMPUTER TASK GROUP, INC                     638
  1,113     *  COMPUWARE CORP                            23,442
     51     *  CONCORD COMMUNICATIONS, INC                1,813
     49     *  CONCUR TECHNOLOGIES, INC                     738

SHARES                                                 VALUE
     48     *  CONVERGYS CORP                       $     1,854
     70     *  CRITICAL PATH, INC                         5,950
    172     *  CSG SYSTEMS INTERNATIONAL, INC             8,395
    100     *  CTC COMMUNICATIONS GROUP, INC              4,262
     63     *  CYBERCASH, INC                               850
    100     *  DATA BROADCASTING CORP                       762
     57     *  DATASTREAM SYSTEMS, INC                    1,653
    100     *  DENDRITE INTERNATIONAL, INC                2,093
     57     *  DIGITAL RIVER, INC                         1,225
     53     *  DOCUMENTUM, INC                            4,134
    311     *  DOUBLECLICK, INC                          29,117
     91     *  DSP GROUP, INC                             6,006
    100     *  DST SYSTEMS, INC                           6,493
    261     *  EARTHLINK, INC                             5,073
    100     *  EBAY, INC                                 17,600
     67     *  ECHELON CORP                               4,388
    100     *  ECLIPSYS CORP                              1,937
     51     *  ELECTRO RENT CORP                            592
    227     *  ELECTRONIC ARTS, INC                      16,159
  1,250        ELECTRONIC DATA SYSTEMS CORP              80,234
    176     *  ELECTRONICS FOR IMAGING, INC              10,560
    154     *  ELOYALTY CORP                              3,676
     10     *  EMERGE INTERACTIVE, INC                      301
     43     *  ENGINEERING ANIMATION, INC                   567
     57     *  ENTRUST TECHNOLOGIES, INC                  4,849
    100     *  EPICOR SOFTWARE CORP                         850
    507        EQUIFAX, INC                              12,801
     41     *  EXCALIBUR TECHNOLOGIES CORP                1,624
     84     *  EXCHANGE APPLICATIONS, INC                 4,445
    495     *  EXCITE AT HOME                            16,304
     69        FACTSET RESEARCH SYSTEMS, INC              1,867
     50     *  FIDELITY HOLDINGS, INC                     1,062
    100     *  FILENET CORP                               2,975
  1,538        FIRST DATA CORP                           68,056
    439     *  FISERV, INC                               16,325
    104     *  GARTNER GROUP, INC (CLASS B)               1,384
     70        GERBER SCIENTIFIC, INC                     1,351
    100     *  GETTY IMAGES, INC                          3,593
    199     *  GO.COM                                     4,154
    100     *  GO2NET, INC                                8,056
    200     *  GT INTERACTIVE SOFTWARE CORP                 625
    100     *  GTECH HOLDINGS CORP                        1,856
    200     *  HARBINGER CORP                             5,825
    100     *  HEALTHEON/WEBMD CORP                       2,300
     40     *  HEARME.COM                                 1,010
     52     *  HEIDRICK & STRUGGLES INTERNATIONAL,
                 INC                                      2,086
    100     *  HNC SOFTWARE                               7,206
    100     *  HYPERION SOLUTIONS CORP                    3,250
    240     *  I2 TECHNOLOGIES, INC                      29,310
     50     *  IDX SYSTEMS CORP                           1,368
    100     *  IGATE CAPITAL CORP                         4,512
    100     *  IMATION CORP                               2,668
     71     *  IMRGLOBAL CORP                             1,020
  1,104        IMS HEALTH, INC                           18,699
    100     *  INACOM CORP                                  275
    100     *  INFOCURE CORP                              1,737

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   43

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
BUSINESS SERVICES -- (CONTINUED)
     61     *  INFORMATICA CORP                     $     4,685
    100     *  INFORMATION RESOURCES, INC                   800
    965     *  INFORMIX CORP                             16,344
    170     *  INFOSPACE.COM, INC                        24,724
    181     *  INFOUSA, INC                               1,651
    255     *  INKTOMI CORP                              49,725
    100     *  INTERGRAPH CORP                              887
    196     *  INTERIM SERVICES, INC                      3,638
     20     *  INTERNET CAPITAL GROUP, INC                1,806
    100        INTERPOOL, INC                               656
  1,006        INTERPUBLIC GROUP OF COS, INC             47,533
    100     *  INTERVU, INC                               9,000
    511     *  INTUIT, INC                               27,785
    100     *  ISS GROUP, INC                            11,650
     59     *  IVILLAGE, INC                                924
    155     *  J.D. EDWARDS & CO                          5,047
     98        JACK HENRY & ASSOCIATES, INC               3,613
    100     *  JDA SOFTWARE GROUP, INC                    1,462
    202     *  KEANE, INC                                 5,100
     63        KELLY SERVICES, INC (CLASS A)              1,508
    100     *  KORN FERRY INTERNATIONAL                   2,975
    150     *  LABOR READY, INC                           1,481
    190     *  LAMAR ADVERTISING CO (CLASS A)             8,645
    160     *  LEARN2.COM, INC                              660
    270     *  LEGATO SYSTEMS, INC                       12,048
    100     *  LHS GROUP, INC                             4,500
    283     *  LYCOS, INC                                19,880
    153     *  MACROMEDIA, INC                           13,817
     96     *  MACROVISION CORP                           8,268
    272        MANPOWER, INC                              9,656
     73     *  MANUGISTICS GROUP, INC                     3,723
     63     *  MAPICS, INC                                1,004
     49     *  MARIMBA, INC                               2,162
    100        MCGRATH RENTCORP                           1,587
    100     *  MEDQUIST, INC                              2,718
     44     *  MEMBERWORKS, INC                           1,765
    230     *  MENTOR GRAPHICS CORP                       3,478
    275     *  MERCURY INTERACTIVE CORP                  21,793
    104     *  MESSAGEMEDIA, INC                          1,319
    100     *  METAMOR WORLDWIDE, INC                     2,831
     75     *  MICROMUSE, INC                            10,410
 13,847     *  MICROSOFT CORP                         1,471,243
    276     *  MICROSTRATEGY, INC                        24,029
    100     *  MIDWAY GAMES, INC                          1,325
    324     *  MODIS PROFESSIONAL SERVICES, INC           4,009
     48     *  MULTEX.COM, INC                            1,782
    100        NATIONAL COMPUTER SYSTEMS, INC             5,075
    100        NATIONAL DATA CORP                         2,600
     84     *  NATIONAL EQUIPMENT SERVICES, INC             525
    100     *  NATIONSRENT, INC                             525
     42     *  NBC INTERNET, INC                          1,808
     43     *  NCO GROUP, INC                             1,373
    942     *  NETWORK APPLIANCE, INC                    77,950
     45     *  NETWORK PERIPHERALS, INC                   1,597
     94     *  NETWORK SOLUTIONS, INC                    14,448
    499     *  NETWORKS ASSOCIATES, INC                  16,092

SHARES                                                 VALUE
    100     *  NEW ERA OF NETWORKS, INC             $     3,925
    200     *  NOVA CORP (GEORGIA)                        5,825
  1,194     *  NOVELL, INC                               34,178
    636        OMNICOM GROUP, INC                        59,426
     68     *  ONEMAIN.COM, INC                             769
     48     *  ONYX SOFTWARE CORP                         1,530
    100     *  OPEN MARKET, INC                           2,575
  7,916     *  ORACLE CORP                              617,942
    983     *  PARAMETRIC TECHNOLOGY CORP                20,704
    785        PAYCHEX, INC                              41,114
     67     *  PEGASUS SYSTEMS, INC                       1,059
    103     *  PEGASYSTEMS, INC                           1,236
    676     *  PEOPLESOFT, INC                           13,520
     66     *  PER SE TECHNOLOGIES, INC                     387
    185     *  PEREGRINE SYSTEMS, INC                    12,406
    184     *  PEROT SYSTEMS CORP (CLASS A)               3,703
     92     *  PERSONNEL GROUP OF AMERICA, INC              563
     56     *  PERVASIVE SOFTWARE, INC                      721
    100     *  PHOENIX TECHNOLOGIES LTD                   2,112
    171        PITTSTON BRINKS GROUP CO                   2,907
    100     *  POLICY MANAGEMENT SYSTEMS CORP             1,200
     54     *  PORTAL SOFTWARE, INC                       3,074
    100     *  PRICELINE.COM, INC                         8,000
     41     *  PRODIGY COMMUNICATIONS CORP                  617
    111     *  PROGRESS SOFTWARE CORP                     2,601
     47     *  PROJECT SOFTWARE & DEVELOPMENT, INC        2,655
    200     *  PROTECTION ONE, INC                          412
     74     *  PROXICOM, INC                              3,279
    100     *  PROXYMED, INC                                850
    326     *  PSINET, INC                               11,089
    100     *  QRS CORP                                   7,525
     90     *  QUADRAMED CORP                               517
    142     *  RARE MEDIUM GROUP, INC                     6,265
    318     *  RATIONAL SOFTWARE CORP                    24,327
     50     *  RAZORFISH, INC                             1,375
    231     *  REALNETWORKS, INC                         13,152
     20     *  REDBACK NETWORKS, INC                      5,998
    100     *  REMEDY CORP                                4,212
    100     *  RENT WAY, INC                              1,950
    100     *  RENT-A-CENTER, INC                         1,500
    321     *  ROBERT HALF INTERNATIONAL, INC            15,227
    100        ROLLINS, INC                               1,487
    146     *  ROMAC INTERNATIONAL, INC                   1,323
    100     *  RSA SECURITY, INC                          5,181
    483     *  SABRE HOLDINGS CORP                       17,840
    100     *  SAFETY-KLEEN CORP                            131
    100     *  SAGA SYSTEMS, INC                          3,575
     47     *  SAGENT TECHNOLOGY, INC                     1,354
     45     *  SANCHEZ COMPUTER ASSOCIATES, INC           1,580
     65     *  SANTA CRUZ OPERATION, INC                    609
    100     *  SAPIENT CORP                               8,387
     45        SEI INVESTMENT CO                          5,104
    100        SHARED MEDICAL SYSTEMS CORP                5,187
    490     *  SIEBEL SYSTEMS, INC                       58,524
     20     *  SILKNET SOFTWARE, INC                      2,080
    100     *  SITEL CORP                                   687
    185     *  SNYDER COMMUNICATIONS, INC                 4,162

 44  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
BUSINESS SERVICES -- (CONTINUED)
     67     *  SOFTNET SYSTEMS, INC                 $     1,959
    148        SOTHEBY'S HOLDINGS, INC (CLASS A)          2,728
     49     *  SOURCE MEDIA, INC                            673
     58     *  SPORTSLINE.COM                             1,707
     61     *  SPYGLASS, INC                              4,730
    100     *  SS&C TECHNOLOGIES, INC                       581
    100     *  STAFFMARK, INC                               793
    247     *  STERLING SOFTWARE, INC                     7,533
    100     *  STRUCTURAL DYNAMICS RESEARCH CORP          1,350
  5,698     *  SUN MICROSYSTEMS, INC                    533,920
    427     *  SUNGARD DATA SYSTEMS, INC                 16,119
    100     *  SVI HOLDINGS, INC                            987
    292     *  SYBASE, INC                                5,931
    100     *  SYKES ENTERPRISES, INC                     1,906
    186     *  SYMANTEC CORP                             13,973
    200     *  SYNOPSYS, INC                              9,750
    100     *  SYSTEMS & COMPUTER TECHNOLOGY CORP         2,337
    200     *  TECHNOLOGY SOLUTIONS CO                    1,825
    100     *  TELETECH HOLDINGS, INC                     3,450
     64     *  THQ, INC                                   1,144
    100     *  TICKETMASTER ONLINE-CITYSEARCH, INC        2,506
    194     *  TMP WORLDWIDE, INC                        15,083
    135        TOTAL SYSTEM SERVICES, INC                 2,151
    100     *  TRANSACTION SYSTEM ARCHITECTURE,
                 INC                                      2,888
     45     *  TRAVELOCITY.COM, INC                       1,321
    155        TRUE NORTH COMMUNICATIONS, INC             6,093
     55     *  TSI INTERNATIONAL SOFTWARE LTD             4,568
    153     *  TYLER TECHNOLOGIES, INC                      908
    100     *  UNITED RENTALS, INC                        1,725
      5     *  US INTERACTIVE, INC                          178
     78     *  USINTERNETWORKING, INC                     3,022
    202     *  VALASSIS COMMUNICATIONS, INC               6,729
    243     *  VERIO, INC                                10,950
    275     *  VERISIGN, INC                             41,112
  1,384     *  VERITAS SOFTWARE CORP                    181,304
    100     *  VERITY, INC                                4,075
    130     *  VERTICALNET, INC                          17,680
    100     *  VIGNETTE CORP                             16,025
    100        WACKENHUT CORP SERIES A                    1,393
    144     *  WAVE SYSTEMS CORP (CLASS A)                5,751
     47     *  WEBTRENDS CORP                             3,384
    192     *  WIND RIVER SYSTEMS, INC                    6,960
     47     *  XTRA CORP                                  1,786
    883     *  YAHOO, INC                               151,324
    100        YOUNG & RUBICAM, INC                       4,700
     46     *  YOUTHSTREAM MEDIA NETWORKS, INC              603
     49     *  ZIFF-DAVIS, INC -ZDNET                     1,041
                                                    -----------
                                                      5,934,913
                                                    -----------
CHEMICALS AND ALLIED PRODUCTS -- 9.86%
  5,555        ABBOTT LABORATORIES CO                   195,466
     30     *  ABGENIX, INC                               4,143
    759        AIR PRODUCTS & CHEMICALS, INC             21,584
     87        ALBEMARLE CORP                             1,805
    100        ALBERTO CULVER CO (CLASS B)                2,381
     43     *  ALGOS PHARMACEUTICAL CORP                    618

SHARES                                                 VALUE
    100     *  ALKERMES, INC                        $     9,250
    486        ALLERGAN, INC                             24,300
    100        ALPHARMA, INC (CLASS A)                    3,675
    313     *  ALZA CORP                                 11,757
  4,779        AMERICAN HOME PRODUCTS CORP              256,273
  3,761     *  AMGEN, INC                               230,831
     62     *  ANDRX CORP                                 7,161
     43     *  ANESTA CORP                                  569
     77        ARCH CHEMICALS, INC                        1,540
     48     *  AVIRON, INC                                1,335
    868        AVON PRODUCTS, INC                        25,226
     47     *  BARR LABORATORIES, INC                     1,974
    190     *  BIO-TECHNOLOGY GENERAL CORP                2,945
    538     *  BIOGEN, INC                               37,592
     52     *  BIOMATRIX, INC                             1,326
     53        BLOCK DRUG, INC (CLASS A)                  1,460
  7,209        BRISTOL MYERS SQUIBB CO                  416,319
    334        CABOT CORP                                10,187
    122        CALGON CARBON CORP                           800
    100        CAMBREX CORP                               4,350
    715     *  CAREMARK RX, INC                           2,994
    100        CARTER WALLACE, INC                        1,875
     72     *  CELL PATHWAYS, INC                         2,475
    100     *  CEPHALON, INC                              3,750
     65        CHEMFIRST, INC                             1,263
     49     *  CHIREX, INC                                  943
    368     *  CHIRON CORP                               18,354
    200        CHURCH & DWIGHT CO, INC                    3,437
    414        CK WITCO CORP                              4,217
    840        CLOROX CO                                 27,300
  2,089        COLGATE PALMOLIVE CO                     117,767
     82     *  COLUMBIA LABORATORIES, INC                   963
    100     *  COR THERAPEUTICS, INC                      6,592
     53     *  CORIXA CORP                                2,186
     60     *  COULTER PHARMACEUTICALS, INC               1,830
     79     *  CYGNUS, INC                                1,145
    153     *  CYTEC INDUSTRIES, INC                      4,685
     82        DEXTER CORP                                4,346
    100        DIAGNOSTIC PRODUCTS CORP                   2,443
    340        DIAL CORP                                  4,675
    786        DOW CHEMICAL CO                           89,604
  3,615        DU PONT (E.I.) DE NEMOURS & CO           191,143
    158     *  DURA PHARMACEUTICALS, INC                  1,945
     78     *  DURAMED PHARMACEUTICALS, INC                 521
    280        EASTMAN CHEMICAL CO                       12,740
    404        ECOLAB, INC                               14,821
    100     *  ENZON, INC                                 3,768
    222        ETHYL CORP                                   679
    100        FERRO CORP                                 1,781
    100     *  FMC CORP                                   5,650
    299     *  FOREST LABORATORIES, INC                  25,265
     48        FULLER (H.B.) CO                           1,917
     48     *  GELTEX PHARMACEUTICALS, INC                  804
    300     *  GENERAL CHEMICAL GROUP, INC                  637
    302     *  GENZYME CORP (GENERAL DIVISION)           15,137
     35     *  GENZYME SURGICAL PRODUCTS                    411
    100        GEON CO                                    2,150

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   45

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
CHEMICALS AND ALLIED PRODUCTS -- (CONTINUED)
    100        GEORGIA GULF CORP                    $     2,600
    157     *  GILEAD SCIENCES, INC                       9,949
    200     *  GRACE W.R. & CO                            2,537
    183        GREAT LAKES CHEMICAL CORP                  6,222
     83     *  GUILFORD PHARMACEUTICALS, INC              1,929
    175        HANNA (M.A.) CO                            1,979
     87     *  HEMISPHERX BIOPHARMA, INC                    940
    381        HERCULES, INC                              6,143
    166     *  HUMAN GENOME SCIENCES, INC                13,788
    281        ICN PHARMACEUTICALS, INC                   7,657
    100     *  ICOS CORP                                  3,612
    152     *  IDEC PHARMACEUTICALS CORP                 14,934
    100     *  IDEXX LABORATORIES, INC                    2,331
    358        IMC GLOBAL, INC                            5,258
    100     *  IMCLONE SYSTEMS, INC                       7,687
    810     *  IMMUNEX CORP                              51,384
     49     *  INHALE THERAPEUTIC SYSTEMS                 3,650
    377        INTERNATIONAL FLAVORS & FRAGRANCES,
                 INC                                     13,218
    110     *  ISIS PHARMACEUTICALS, INC                  1,546
    499     *  IVAX CORP                                 13,597
  5,087        JOHNSON & JOHNSON CO                     356,407
    196        JONES PHARMACEUTICAL, INC                  5,953
     67     *  KING PHARMACEUTICALS, INC                  2,110
     42     *  KV PHARMACEUTICAL CO (CLASS B)             1,233
    313        LAUDER (ESTEE) CO (CLASS A)               15,669
    161     *  LIGAND PHARMACEUTICALS CO (CLASS A)        2,857
  3,379        LILLY (ELI) & CO                         212,877
     81        LILLY INDUSTRIES, INC (CLASS A)            1,002
    140     *  LIPOSOME CO, INC                           2,445
    200        LUBRIZOL CORP                              5,762
    391        LYONDELL CHEMICAL CO                       5,767
     55        MACDERMID, INC                             1,457
     75     *  MACROCHEM CORP (DELAWARE)                    525
    249        MALLINCKRODT, INC                          7,158
    100     *  MEDICIS PHARMACEUTICAL CORP (CLASS
                 A)                                       4,000
    200     *  MEDIMMUNE, INC                            34,825
  8,577        MERCK & CO, INC                          532,846
    245        MILLENNIUM CHEMICAL, INC                   4,900
    130     *  MILLENNIUM PHARMACEUTICALS, INC           16,883
     67        MINERALS TECHNOLOGIES, INC                 2,985
    100        MISSISSIPPI CHEMICAL CORP                    681
  2,274        MONSANTO CO                              117,111
    463        MYLAN LABORATORIES, INC                   12,732
    197     *  NBTY, INC                                  2,696
     42     *  NEUROGEN CORP                              1,296
     77        NL INDUSTRIES, INC                         1,001
    100     *  OCTEL CORP                                   975
    144        OLIN CORP                                  2,556
    100        OM GROUP, INC                              4,550
    117        OMNOVA SOLUTIONS, INC                        658
    100     *  ORGANOGENESIS, INC                         1,206
     59     *  PATHOGENESIS CORP                          1,342
    220     *  PERRIGO CO                                 1,670
 14,174        PFIZER, INC                              518,236
  1,858        PHARMACIA & UPJOHN, INC                  110,086

SHARES                                                 VALUE
     54     *  PHARMACYCLICS, INC                   $     3,007
    623        PPG INDUSTRIES, INC                       32,590
    570        PRAXAIR, INC                              23,726
  4,810        PROCTER & GAMBLE CO                      270,562
     67     *  PROTEIN DESIGN LABORATORIES, INC           5,326
     58     *  REGENERON PHARMACEUTICALS, INC             1,714
     72     *  REVLON, INC (CLASS A)                        634
    100     *  REXALL SUNDOWN, INC                        1,412
    344        ROHM & HAAS CO                            15,351
    387        RPM, INC                                   4,257
     55     *  SANGSTAT MEDICAL CORP                      1,522
  5,365        SCHERING-PLOUGH CORP                     197,163
    110        SCHULMAN (A.), INC                         1,457
    100     *  SCOTTS CO (CLASS A)                        4,200
    242     *  SEPRACOR, INC                             17,620
     69     *  SEROLOGICALS CORP                            375
    506        SHERWIN-WILLIAMS CO                       11,100
      4     *  SHIRE PHARMACEUTICALS GROUP PLC ADR          205
    317     *  SICOR, INC                                 3,288
    361        SIGMA ALDRICH CORP                         9,701
     68     *  SUPERGEN, INC                              3,264
    100     *  TECHNE CORP                                6,900
    100     *  THERAGENICS CORP                           1,337
     71     *  TRANSKARYOTIC THERAPIES, INC               3,949
    100     *  TRIANGLE PHARMACEUTICALS, INC              1,575
     81     *  TWINLAB CORP                                 577
    426        UNION CARBIDE CORP                        24,841
    200        USEC, INC                                    925
    100        VALSPAR CORP                               3,831
     33     *  VENTIV HEALTH, INC                           332
    100     *  VERTEX PHARMACEUTICALS, INC                4,681
     58     *  VICAL, INC                                 1,943
  3,177        WARNER-LAMBERT CO                        309,757
    343     *  WATSON PHARMACEUTICALS, INC               13,612
    100        WELLMAN, INC                               1,981
     45        WEST PHARMACEUTICAL SERVICES, INC          1,139
                                                    -----------
                                                      5,008,352
                                                    -----------
COAL MINING -- 0.00%
     63        ARCH COAL, INC                               441
                                                    -----------
COMMUNICATIONS -- 11.34%
     54     *  ADELPHIA BUSINESS SOLUTIONS, INC           3,327
    194     *  ADELPHIA COMMUNICATIONS CORP (CLASS
                 A)                                       9,506
     86     *  ADVANCED RADIO TELECOM CORP                2,848
     58     *  AERIAL COMMUNICATIONS, INC                 3,295
    349     *  ALLEGIANCE TELECOM, INC                   28,138
  1,078        ALLTEL CORP                               67,981
     66     *  AMERICAN MOBILE SATELLITE CORP             1,584
    550     *  AMFM, INC                                 34,168
 11,651        AT & T CORP                              655,368
  4,717     *  AT & T CORP - LIBERTY MEDIA GROUP
                 (CLASS A)                              279,482
  5,665        BELL ATLANTIC CORP                       346,273
  6,846        BELLSOUTH CORP                           321,762
    494        BROADWING, INC                            18,370

 46  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
COMMUNICATIONS -- (CONTINUED)
    443     *  CABLEVISION SYSTEMS CORP (CLASS A)   $    26,912
    100     *  CAPROCK COMMUNICATIONS CORP                4,900
  2,732     *  CBS CORP                                 154,699
    500        CENTURYTEL, INC                           18,562
     47        CFW COMMUNICATIONS CO                      1,850
     59     *  CHRIS CRAFT INDUSTRIES, INC                3,757
    100     *  CITADEL COMMUNICATIONS CORP                4,218
    958     *  CLEAR CHANNEL COMMUNICATIONS, INC         66,161
     61     *  COM21, INC                                 2,867
  2,845        COMCAST CORP (CLASS A) SPECIAL           123,401
     80        COMSAT CORP                                1,650
    151     *  CONCENTRIC NETWORK CORP                    8,305
    325     *  COVAD COMMUNICATIONS GROUP                23,562
    526     *  COX COMMUNICATIONS, INC (CLASS A)         25,511
    302     *  CROWN CASTLE INTERNATIONAL CORP           11,438
     64     *  CUMULUS MEDIA, INC                           920
    183     *  E.SPIRE COMMUNICATIONS, INC                1,286
    164     *  EMMIS COMMUNICATIONS (CLASS A)             7,626
     85     *  ENTERCOM COMMUNICATIONS CORP               4,335
    593     *  EXODUS COMMUNICATIONS, INC                83,316
    483     *  FOX ENTERTAINMENT GROUP, INC              14,459
    100     *  GENERAL COMMUNICATION (CLASS A)              537
     20     *  GLOBAL CROSSING LTD                          818
    645     *  GLOBAL TELESYSTEMS GROUP, INC             13,222
     45        GRAY COMMUNICATIONS SYSTEMS, INC             534
  3,583        GTE CORP                                 254,393
    100     *  HEARST-ARGYLE TELEVISION, INC              2,337
    150     *  HISPANIC BROADCASTING CORP                16,987
    170     *  ICG COMMUNICATIONS, INC                    6,141
     72     *  IDT CORP                                   2,988
  1,042     *  INFINITY BROADCASTING CORP (CLASS
                 A)                                      33,734
    173     *  INTERMEDIA COMMUNICATIONS, INC             8,358
     84     *  INTERNATIONAL FIBERCOM, INC                1,995
     51     *  INTRAWARE, INC                             2,106
    174     *  ITC DELTACOM, INC                          6,198
     73     *  LEAP WIRELESS INTERNATIONAL, INC           7,204
    960     *  LEVEL 3 COMMUNICATIONS, INC              101,520
    164     *  LIBERTY DIGITAL, INC (CLASS A)             6,314
 11,623        LUCENT TECHNOLOGIES, INC                 706,097
 10,372     *  MCI WORLDCOM, INC                        469,981
    391     *  MCLEODUSA, INC (CLASS A)                  33,161
  2,193     *  MEDIA ONE GROUP, INC                     177,633
    386     *  METROMEDIA FIBER NETWORK (CLASS A)        37,345
     61     *  MGC COMMUNICATIONS, INC                    4,361
    578     *  NEXTEL COMMUNICATIONS, INC (CLASS
                 A)                                      85,688
    477     *  NEXTLINK COMMUNICATIONS, INC              58,998
    100        NORTH PITTSBURGH SYSTEMS, INC              1,312
     55     *  NORTHPOINT COMMUNICATIONS GROUP,
                 INC                                      1,268
    472     *  NTL, INC                                  43,807
     10     *  PAC-WEST TELECOMM, INC                       312
     51     *  PACIFIC GATEWAY EXCHANGE, INC                749
    336     *  PAGING NETWORK, INC                          871
    152     *  PANAMSAT CORP                              7,457
    100     *  PAXSON COMMUNICATIONS CORP                   775
    100     *  PEGASUS COMMUNICATIONS CORP               14,075

SHARES                                                 VALUE
    100     *  POWERTEL, INC                        $     6,918
    155     *  PRICE COMMUNICATIONS CORP                  3,565
    100     *  PRIMUS TELECOMMUNICATIONS GROUP,
                 INC                                      5,168
    168     *  PTEK HOLDINGS, INC                         1,113
    437     *  QWEST COMMUNICATIONS INTERNATIONAL,
                 INC                                     21,194
    148     *  RCN CORP                                   7,973
    227     *  RHYTHMS NETCONNECTIONS, INC                8,356
 12,426        SBC COMMUNICATIONS, INC                  521,892
     90     *  SINCLAIR BROADCASTING GROUP, INC
                 (CLASS A )                                 804
     58     *  SIRIUS SATELLITE RADIO, INC                3,306
  2,458        SPRINT CORP (FON GROUP)                  154,854
  1,597     *  SPRINT CORP (PCS GROUP)                  104,304
    100     *  STAR TELECOMMUNICATIONS, INC                 600
    145     *  TALK.COM, INC                              2,320
    224     *  TCI SATELLITE ENTERTAINMENT (CLASS
                 A)                                       4,284
    195        TELEPHONE & DATA SYSTEMS, INC             21,645
    100     *  TELIGENT, INC                              6,681
     68     *  TIME WARNER TELECOM, INC                   5,406
    100     *  TV GUIDE, INC                              4,806
     59     *  U.S. CELLULAR CORP                         4,189
  1,811        U.S. WEST, INC                           131,523
    388     *  U.S.A. NETWORKS, INC                       8,754
    297     *  UNITEDGLOBALCOM, INC (CLASS A)            22,293
    283     *  UNIVISION COMMUNICATIONS, INC             31,979
  1,808     *  VIACOM, INC (CLASS B)                     95,372
     51     *  VIATEL, INC                                2,559
    581     *  VOICESTREAM WIRELESS CORP                 74,840
     77     *  WAVO CORP                                    344
    163     *  WESTERN WIRELESS CORP (CLASS A)            7,467
    295     *  WINSTAR COMMUNICATIONS, INC               17,700
    100     *  WORLDGATE COMMUNICATIONS, INC              3,006
                                                    -----------
                                                      5,756,328
                                                    -----------
DEPOSITORY INSTITUTIONS -- 5.65%
    100        AMCORE FINANCIAL, INC                      1,787
  1,402        AMSOUTH BANCORP                           20,942
     90     *  ANCHOR BANCORP WISCONSIN, INC              1,428
     43        AREA BANCSHARES CORP                         854
    229        ASSOCIATED BANC-CORP                       6,841
    195        ASTORIA FINANCIAL CORP                     5,533
    204        BANCORPSOUTH, INC                          3,340
    200        BANCWEST CORP                              3,950
  6,291        BANK OF AMERICA CORP                     329,884
     41        BANK OF GRANITE CORP                         817
  2,739        BANK OF NEW YORK CO, INC                 113,839
  4,214        BANK ONE CORP                            144,856
    100        BANK UNITED CORP (CLASS A)                 3,156
    100        BANKATLANTIC BANCORP, INC (CLASS B)          593
    200        BANKNORTH GROUP, INC                       5,362
     89        BAY VIEW CAPITAL CORP                        667
  1,196        BB&T CORP                                 33,562
     43     *  BOK FINANCIAL CORP                           795
     59        BT FINANCIAL CORP                            921
    328        CAPITOL FEDERAL FINANCIAL                  3,095

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   47

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
DEPOSITORY INSTITUTIONS -- (CONTINUED)
     92        CAROLINA FIRST CORP                  $     1,207
    144        CCB FINANCIAL CORP                         6,372
     70     *  CENTENNIAL BANCORP                           673
    145        CENTURA BANKS, INC                         6,642
     68        CFS BANCORP, INC                             612
    622        CHARTER ONE FINANCIAL, INC                13,062
  2,983        CHASE MANHATTAN CORP                     260,080
     50        CHEMICAL FINANCIAL CORP                    1,106
    100        CHITTENDEN CORP                            2,968
    145        CITIZENS BANKING CORP (MICHIGAN)           2,827
     60        CITY HOLDINGS CO                             720
    200        CITY NATIONAL CORP                         6,737
    348        COLONIAL BANCGROUP, INC                    3,741
    560        COMERICA, INC                             23,450
    100        COMMERCE BANCORP, INC                      3,700
    225        COMMERCE BANCSHARES, INC                   7,017
    200        COMMERCIAL FEDERAL CORP                    3,325
     42        COMMONWEALTH BANCORP, INC                    532
    168        COMMUNITY FIRST BANKSHARES, INC            2,688
    110        COMMUNITY TRUST BANCORP, INC               1,980
    407        COMPASS BANCSHARES, INC                    8,114
    733     *  CONCORD EFS, INC                          16,813
    200        CULLEN FROST BANKERS, INC                  5,287
     51        CVB FINANCIAL CORP                           720
    397        DIME BANCORP, INC                          7,344
     45        DIME COMMUNITY BANCORP, INC                  711
    100        DOWNEY FINANCIAL CORP                      2,125
    100        F & M NATIONAL CORP                        2,200
     72        F.N.B. CORP                                1,323
    876        FIFTH THIRD BANCORP                       55,188
     83        FIRST BANCORP (PUERTO RICO)                1,462
     56        FIRST CHARTER CORP                           728
    208        FIRST COMMONWEALTH FINANCIAL CORP          1,794
    100        FIRST FEDERAL CAPITAL CORP                 1,168
    127        FIRST FINANCIAL BANCORP                    2,286
     47        FIRST FINANCIAL HOLDINGS, INC                663
    200        FIRST MIDWEST BANCORP, INC                 4,850
    702        FIRST SECURITY CORP                        8,424
    142        FIRST SENTINEL BANCORP, INC                1,091
    465        FIRST TENNESSEE NATIONAL CORP              9,445
  3,640        FIRST UNION CORP                         135,590
     90        FIRST UNITED BANCSHARES, INC                 922
    178        FIRST VIRGINIA BANKS, INC                  6,686
     40        FIRST WASHINGTON BANCORP, INC                730
  3,613        FIRSTAR CORP                              82,873
    100        FIRSTFED FINANCIAL CORP                    1,325
    290        FIRSTMERIT CORP                            5,346
    100        FLAGSTAR BANCORP, INC                      1,300
  3,381        FLEETBOSTON FINANCIAL CORP               123,406
     52        FRONTIER FINANCIAL CORP                      962
    246        FULTON FINANCIAL CORP                      5,181
    242     *  GOLDEN STATE BANCORP, INC                  3,614
    496        GOLDEN WEST FINANCIAL CORP                15,469
     54        GRAND PREMIER FINANCIAL, INC                 742
     48        GREATER BAY BANCORP                        1,932
    313        GREENPOINT FINANCIAL CORP                  6,142

SHARES                                                 VALUE
    575        HIBERNIA CORP (CLASS A)              $     6,037
     57        HUDSON RIVER BANCORP, INC                    570
    206        HUDSON UNITED BANCORP                      4,467
    730        HUNTINGTON BANCSHARES, INC                16,333
    108     *  IMPERIAL BANCORP                           3,348
    239        INDEPENDENCE COMMUNITY BANK CORP           2,658
     44        INTERNATIONAL BANCSHARES CORP              1,782
     56        INTERWEST BANCORP, INC                       770
  1,603        KEYCORP                                   30,457
    175        KEYSTONE FINANCIAL, INC                    3,215
    100     *  LOCAL FINANCIAL CORP                         856
     30        M & T BANK CORP                           13,395
     86        MAF BANCORP, INC                           1,392
    340        MARSHALL & ILSLEY CORP                    19,635
  2,500        MBNA CORP                                 63,750
  1,823        MELLON FINANCIAL CORP                     53,778
    247        MERCANTILE BANKSHARES CORP                 7,548
     68        MERCHANTS NEW YORK BANCORP, INC            1,117
     40        MID-STATE BANCSHARES                       1,000
    629        MORGAN (J.P.) & CO, INC                   82,870
     53        NATIONAL BANCORP OF ALASKA, INC            2,001
     63        NATIONAL CITY BANCSHARES, INC              1,197
  2,210        NATIONAL CITY CORP                        45,581
    307        NATIONAL COMMERCE BANCORP                  5,679
     64        NATIONAL PENN BANCSHARES, INC              1,296
     64     *  NBT BANCORP, INC                             928
     85     *  NETBANK, INC                               1,105
    524        NORTH FORK BANCORP, INC                    9,366
    745        NORTHERN TRUST CORP                       50,334
     46        OCEANFIRST FINANCIAL CORP                    721
    142     *  OCWEN FINANCIAL CORP                       1,100
    393        OLD KENT FINANCIAL CORP                   12,698
    173        OLD NATIONAL BANCORP                       5,719
    100        ONE VALLEY BANCORP, INC                    3,462
     40        ORIENTAL FINANCIAL GROUP                     760
     87        PACIFIC CAPITAL BANCORP                    2,109
    287        PACIFIC CENTURY FINANCIAL CORP             5,829
    100        PEOPLES BANK OF BRIDGEPORT CO              2,093
    366        PEOPLES HERITAGE FINANCIAL GROUP,
                 INC                                      5,490
     47        PFF BANCORP, INC                             728
  1,055        PNC FINANCIAL SERVICES GROUP              47,540
    487        POPULAR, INC                              10,805
     60        PREMIER NATIONAL BANCORP                     907
     91        PROVIDENT BANKSHARES CORP                  1,433
    100        PROVIDENT FINANCIAL GROUP                  3,406
    509        PROVIDIAN FINANCIAL CORP                  44,092
     60        QUEENS COUNTY BANCORP, INC                 1,083
    784        REGIONS FINANCIAL CORP                    17,885
    110        REPUBLIC BANCORP, INC                      1,027
    200        REPUBLIC SECURITY FINANCIAL CORP           1,312
    110        RICHMOND COUNTY FINANCIAL CORP             1,773
     68        RIGGS NATIONAL CORP                          828
    264        ROSLYN BANCORP, INC                        4,702
    100        S & T BANCORP, INC                         1,712
    100     *  S1 CORP                                    8,568
    100        SEACOAST FINANCIAL SERVICES CORP             987
    100     *  SILICON VALLEY BANCSHARES                  7,187

 48  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
DEPOSITORY INSTITUTIONS -- (CONTINUED)
    280        SKY FINANCIAL GROUP, INC             $     4,550
    601        SOUTHTRUST CORP                           15,287
    100     *  SOUTHWEST BANCORP OF TEXAS, INC            1,943
    649        SOVEREIGN BANCORP, INC                     4,908
    573        STATE STREET CORP                         55,509
    141        STATEN ISLAND BANCORP, INC                 2,414
     92     *  STERLING BANCSHARES, INC                     879
    623        SUMMIT BANCORP                            16,353
  1,147        SUNTRUST BANKS, INC                       66,239
    132        SUSQUEHANNA BANCSHARES, INC                1,823
    861        SYNOVUS FINANCIAL CORP                    16,251
    297        TCF FINANCIAL CORP                         7,072
     51        TEXAS REGIONAL BANCSHARES, INC
                 (CLASS A)                                1,297
     58        TRUST CO OF NEW JERSEY                     1,123
    191        TRUSTCO BANK CORP (NEW YORK)               2,232
    228        TRUSTMARK CORP                             4,602
  2,608        U.S. BANCORP                              57,050
     67        U.S. TRUST CORP                           12,663
     61        UMB FINANCIAL CORP                         2,241
    505        UNION PLANTERS CORP                       15,560
    100        UNIONBANCAL CORP                           2,756
    153        UNITED BANKSHARES, INC                     3,366
    126        UNITED COMMUNITY FINANCIAL CORP
                 (OHIO)                                     878
     57        UNITED NATIONAL BANCORP                    1,229
    216        VALLEY NATIONAL BANCORP                    5,805
    100        W HOLDING CO, INC                            959
    727        WACHOVIA CORP                             49,117
    196        WASHINGTON FEDERAL, INC                    3,736
  2,069        WASHINGTON MUTUAL, INC                    54,828
    100        WEBSTER FINANCIAL CORP                     2,300
  6,006        WELLS FARGO CO                           245,870
     71        WESBANCO, INC                              1,371
     55        WEST COAST BANCORP (OREGON)                  539
    100        WESTAMERICA BANCORP                        2,775
    100        WESTCORP                                   1,400
     81        WHITNEY HOLDINGS CORP                      2,642
    100        WILMINGTON TRUST CORP                      4,862
    306        ZIONS BANCORP                             12,737
                                                    -----------
                                                      2,871,204
                                                    -----------
EATING AND DRINKING PLACES -- 0.61%
    100        APPLEBEES INTERNATIONAL, INC               2,812
    100        BOB EVANS FARMS, INC                       1,250
    234     *  BRINKER INTERNATIONAL, INC                 6,946
    150     *  BUFFETS, INC                               1,354
    210        CBRL GROUP, INC                            2,100
    100     *  CEC ENTERTAINMENT, INC                     2,712
    185        CKE RESTAURANTS, INC                       1,179
     85     *  CONSOLIDATED PRODUCTS, INC                   802
    471        DARDEN RESTAURANTS, INC                    8,389
    713        HOST MARRIOTT CORP (NEW)                   6,327
    100     *  IHOP CORP (NEW)                            1,400
    147     *  JACK IN THE BOX, INC                       3,132
    100     *  LANDRYS SEAFOOD RESTAURANTS, INC             637

SHARES                                                 VALUE
    100     *  LONE STAR STEAKHOUSE & SALOON, INC   $     1,018
     79        LUBYS, INC                                   745
    694        MARRIOTT INTERNATIONAL (CLASS A)          21,861
  4,953        MCDONALD'S CORP                          186,047
     43        MORRISON MANAGEMENT SPECIALISTS,
                 INC                                      1,193
    100     *  NPC INTERNATIONAL, INC                       762
    100     *  O'CHARLEY'S, INC                           1,300
    244     *  OUTBACK STEAKHOUSE, INC                    7,823
    100     *  PAPA JOHNS INTERNATIONAL, INC              3,300
    100        RUBY TUESDAY, INC                          1,750
    100     *  RYANS FAMILY STEAK HOUSES, INC               956
    113        SODEXHO MARRIOTT SERVICES, INC             1,695
     65     *  SONIC CORP                                 1,771
     62     *  THE CHEESECAKE FACTORY CO                  2,580
    553     *  TRICON GLOBAL RESTAURANTS, INC            17,177
    267     *  U.S. FOODSERVICE, INC                      6,875
    315        VIAD CORP                                  7,205
    375        WENDY'S INTERNATIONAL, INC                 7,570
                                                    -----------
                                                        310,668
                                                    -----------
EDUCATIONAL SERVICES -- 0.04%
    275     *  APOLLO GROUP, INC (CLASS A)                7,751
    215     *  DEVRY, INC                                 6,557
     68     *  EDUCATION MANAGEMENT CORP                    981
     52     *  ITT EDUCATIONAL SERVICES, INC                832
    100     *  LEARNING TREE INTERNATIONAL, INC           3,550
    158     *  SYLVAN LEARNING SYSTEMS, INC               2,518
                                                    -----------
                                                         22,189
                                                    -----------
ELECTRIC, GAS, AND SANITARY SERVICES -- 2.53%
    517     *  AES CORP                                  40,713
    200        AGL RESOURCES, INC                         3,675
    412        ALLEGHENY ENERGY, INC                     11,355
    281        ALLIANT ENERGY CORP                        8,552
    677     *  ALLIED WASTE INDUSTRIES, INC               4,442
    492        AMEREN CORP                               15,221
    696        AMERICAN ELECTRIC POWER CO, INC           20,749
    347        AMERICAN WATER WORKS CO, INC               8,241
    111        ATMOS ENERGY CORP                          1,817
    100        AVISTA CORP                                4,075
     76        BLACK HILLS CORP                           1,676
     42        CALIFORNIA WATER SERVICE GROUP               958
    225     *  CALPINE CORP                              21,150
    572        CAROLINA POWER & LIGHT CO                 18,554
    100        CASCADE NATURAL GAS CORP                   1,612
    762        CENTRAL & SOUTH WEST CORP                 13,001
     60     *  CH ENERGY GROUP, INC                       1,822
    536        CINERGY CORP                              11,524
    934     *  CITIZENS UTILITIES CO (CLASS B)           15,294
    100        CLECO CORP                                 3,325
    116     *  CMP GROUP, INC                             3,378
    371        CMS ENERGY CORP                            6,724
    641        COASTAL CORP                              29,486
    294        COLUMBIA ENERGY GROUP                     17,419
    294        CONECTIV, INC                              5,145
    792        CONSOLIDATED EDISON CO OF NEW YORK,
                 INC                                     22,968

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   49

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
ELECTRIC, GAS, AND SANITARY SERVICES -- (CONTINUED)
    536        CONSTELLATION ENERGY GROUP           $    17,085
    767        DOMINION RESOURCES, INC                   29,481
    568        DPL, INC                                  12,602
    265        DQE, INC                                  12,057
    520        DTE ENERGY CO                             15,080
  1,311        DUKE ENERGY CORP                          68,827
    452        DYNEGY, INC                               28,363
    100        EASTERN ENTERPRISES CO                     5,987
     73        EASTERN UTILITIES ASSOCIATION CO           2,290
  1,244        EDISON INTERNATIONAL CO                   20,603
    212     *  EL PASO ELECTRIC CO                        2,199
    707        EL PASO ENERGY CORP                       28,545
     61        EMPIRE DISTRICT ELECTRIC CO                1,197
    100        ENERGEN CORP                               1,593
    470        ENERGY EAST CORP                           9,311
    865        ENTERGY CORP                              17,462
    100        EQUITABLE RESOURCES, INC                   4,481
    835        FIRSTENERGY CORP                          17,221
    328        FLORIDA PROGRESS CORP                     15,047
    642        FPL GROUP, INC                            29,572
    442        GPU, INC                                  12,099
    100        HAWAIIAN ELECTRIC INDUSTRIES, INC          3,181
    100        IDACORP, INC                               3,475
    100        INDIANA ENERGY, INC                        1,950
    276        IPALCO ENTERPRISES, INC                    5,382
    222        KANSAS CITY POWER & LIGHT CO               6,438
    480        KEYSPAN CORP                              13,260
    366        KINDER MORGAN, INC                        12,627
     67        LACLEDE GAS CO                             1,340
    465        LOUISVILLE GAS & ELECTRIC ENERGY
                 CORP                                    10,636
     56        MADISON GAS & ELECTRIC CO                  1,001
    307        MCN ENERGY GROUP, INC                      7,675
    200        MDU RESOURCES GROUP, INC                   4,150
    262        MINNESOTA POWER, INC                       4,355
    395        MONTANA POWER CO                          25,280
    100        NATIONAL FUEL GAS CO                       4,456
    414        NEW CENTURY ENERGIES, INC                 12,445
     63        NEW JERSEY RESOURCES CORP                  2,693
    247     *  NEWPARK RESOURCES, INC                     1,976
    671     *  NIAGARA MOHAWK HOLDINGS, INC               9,058
    168        NICOR, INC                                 5,533
    448        NISOURCE, INC                              7,560
    471        NORTHEAST UTILITIES CO                    10,126
    555        NORTHERN STATES POWER CO                  11,030
    100        NORTHWEST NATURAL GAS CO                   1,950
    100        NORTHWESTERN CORP                          2,062
    244        NSTAR                                     10,248
     45        NUI CORP                                   1,164
    278        OGE ENERGY CORP                            5,334
    113        ONEOK, INC                                 2,825
     84        OTTER TAIL POWER CO                        1,674
    666        PECO ENERGY CO                            24,558
    100        PEOPLES ENERGY CORP                        2,743
  1,376        PG&E CORP                                 28,896
    127        PHILADELPHIA SUBURBAN CORP                 2,301
    100        PIEDMONT NATURAL GAS CO, INC               2,606

SHARES                                                 VALUE
    304        PINNACLE WEST CAPITAL CORP           $     8,569
    425        POTOMAC ELECTRIC POWER CO                  9,615
    515        PPL CORP                                  10,782
    128        PUBLIC SERVICE CO OF NEW MEXICO            2,016
    783        PUBLIC SERVICE ENTERPRISE GROUP,
                 INC                                     23,196
    303        PUGET SOUND ENERGY, INC                    6,722
    295        QUESTAR CORP                               5,475
    875        RELIANT ENERGY, INC                       20,507
    227     *  REPUBLIC SERVICES, INC (CLASS A)           2,482
    100        RGS ENERGY GROUP, INC                      2,125
    363        SCANA CORP                                 8,916
     63        SEMCO ENERGY, INC                            748
    732        SEMPRA ENERGY                             12,261
    280        SIERRA PACIFIC RESOURCES (NEW)             3,500
    100        SIG CORP, INC                              2,500
  2,412        SOUTHERN CO                               52,461
    129     *  SOUTHERN UNION CO                          2,330
    110        SOUTHWEST GAS CORP                         2,096
    100        SOUTHWESTERN ENERGY CO                       662
     48     *  STERICYCLE, INC                            1,200
    464        TECO ENERGY, INC                           9,019
    991        TEXAS UTILITIES CO                        29,420
     44        TNP ENTERPRISES, INC                       1,927
    100     *  U.S. LIQUIDS, INC                            650
    100        UGI CORP                                   2,162
    780        UNICOM CORP                               28,470
    115     *  UNISOURCE ENERGY CORP HOLDINGS CO          1,689
     51        UNITED ILLUMINATING CO                     2,001
     99        UNITED WATER RESOURCES, INC                3,440
    333        UTILICORP UNITED, INC                      6,014
    166        WASHINGTON GAS LIGHT CO                    4,513
    100     *  WASTE CONNECTIONS, INC                     1,212
  2,221        WASTE MANAGEMENT, INC                     30,399
     54        WESTERN GAS RESOURCES, INC                   857
    243        WESTERN RESOURCES, INC                     3,842
    100        WICOR, INC                                 3,100
  1,558        WILLIAMS COS, INC                         68,454
    422        WISCONSIN ENERGY CORP                      8,413
    100        WPS RESOURCES CORP                         2,593
                                                    -----------
                                                      1,282,304
                                                    -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT -- 14.21%
    100     *  ACTEL CORP                                 3,568
    100     *  ACTV, INC                                  3,506
    116     *  ADAPTIVE BROADBAND CORP                    6,206
  1,076     *  ADC TELECOMMUNICATIONS, INC               57,969
     71     *  ADTRAN, INC                                4,220
    259     *  ADVANCED FIBRE COMMUNICATIONS, INC        16,236
    530     *  ADVANCED MICRO DEVICES, INC               30,243
     66     *  AEROFLEX, INC                              3,267
    100     *  ALLEN TELECOM, INC                         1,593
    100     *  ALLIANCE SEMICONDUCTOR CORP                2,143
     60     *  ALPHA INDUSTRIES, INC                      5,700
    638     *  ALTERA CORP                               56,941
    581     *  AMERICAN POWER CONVERSION CORP            24,910
     55     *  AMERICAN SUPERCONDUCTOR CORP               2,447
    410     *  AMERICAN TOWER SYSTEMS (CLASS A)          20,243

 50  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT -- (CONTINUED)
     59     *  AMERICAN XTAL TECHNOLOGY, INC        $     1,910
    100        AMETEK, INC                                1,925
    325     *  AMKOR TECHNOLOGY, INC                     17,245
    100     *  AMPEX CORP (CLASS A)                         312
     58     *  AMPHENOL CORP (CLASS A)                    5,930
     96     *  ANADIGICS, INC                             6,336
  1,250     *  ANALOG DEVICES, INC                      100,703
    100     *  ANCOR COMMUNICATIONS, INC                  4,112
    294     *  ANDREW CORP                                6,725
    100     *  ANTEC CORP                                 4,481
    364     *  APPLIED MICRO CIRCUITS CORP               54,622
    100     *  ARTESYN TECHNOLOGIES, INC                  1,893
    170     *  ASPECT TELECOMMUNICATIONS CORP             6,300
    718     *  ATMEL CORP                                37,066
    100        AVX CORP                                   7,581
    100        BALDOR ELECTRIC CO                         1,806
     58     *  BENCHMARK ELECTRONICS, INC                 2,146
    100        BMC INDUSTRIES, INC                          568
    384     *  BROADCOM CORP (CLASS A)                   93,264
    150     *  BURR BROWN CORP                            8,156
     46        C&D TECHNOLOGIES, INC                      2,714
     89     *  C-COR.NET CORP                             4,361
    100    x*  CELLNET DATA SYSTEMS, INC                     28
    100     *  CHECKPOINT SYSTEMS, INC                      837
    492     *  CIENA CORP                                62,053
    173     *  COMMSCOPE, INC                             7,893
    250     *  COMVERSE TECHNOLOGY, INC                  47,250
    588     *  CONEXANT SYSTEMS, INC                     41,748
    295        COOPER INDUSTRIES, INC                    10,325
    100     *  CREE, INC                                 11,287
    100        CTS CORP                                   5,700
    376     *  CYPRESS SEMICONDUCTOR CORP                18,541
    200        DALLAS SEMICONDUCTOR CORP                  7,025
    244     *  DIGITAL MICROWAVE CORP                     8,265
    100     *  DII GROUP, INC                            11,306
    130     *  E-TEK DYNAMICS, INC                       30,582
    576     *  ECHOSTAR COMMUNICATIONS CORP
                 (CLASS A)                               45,504
     94     *  ELECTRO SCIENTIFIC INDUSTRIES, INC         5,452
    226     *  ELOT, INC                                  1,327
    100     *  EMCORE CORP                               11,506
  1,557        EMERSON ELECTRIC CO                       82,326
    100     *  ESS TECHNOLOGY, INC                        1,750
     63     *  EXAR CORP                                  4,508
    100        EXIDE CORP                                 1,181
 11,849        GENERAL ELECTRIC CO                    1,838,816
    108     *  GENERAL SEMICONDUCTOR, INC                 1,863
     43     *  GENLYTE GROUP, INC                           838
    200     *  GLENAYRE TECHNOLOGIES, INC                 3,512
     59     *  GLOBIX CORP                                2,249
     49     *  HADCO CORP                                 3,166
     58        HARMAN INTERNATIONAL INDUSTRIES,
                 INC                                      3,480
    100     *  HARMONIC LIGHTWAVES, INC                   8,325
    283        HARRIS CORP                                9,781
    100        HELIX TECHNOLOGY CORP                      6,006

SHARES                                                 VALUE
    183        HUBBELL, INC (CLASS B)               $     5,009
     89     *  HUTCHINSON TECHNOLOGY, INC                 1,568
    100        INNOVEX, INC                                 978
    304     *  INTEGRATED DEVICE TECHNOLOGY, INC         12,046
 12,176        INTEL CORP                             1,606,471
     74        INTER-TEL, INC                             2,025
    174     *  INTERDIGITAL COMMUNICATIONS CORP           4,393
    179     *  INTERNATIONAL RECTIFIER CORP               6,824
    100     *  INTERVOICE-BRITE, INC                      2,887
     30     *  IPC COMMUNICATIONS, INC                    6,180
    358     *  JABIL CIRCUIT, INC                        15,483
  1,810     *  JDS UNIPHASE CORP                        218,218
    100     *  KEMET CORP                                 6,325
    200     *  KOMAG, INC                                   759
    100     *  KOPIN CORP                                 6,875
    100     *  L-3 COMMUNICATIONS HOLDINGS, INC           5,200
     64     *  LASERSIGHT, INC                              420
    163     *  LATTICE SEMICONDUCTOR CORP                11,033
  1,096        LINEAR TECHNOLOGY CO                      60,280
     70     *  LITTLEFUSE, INC                            2,568
    100        LSI INDUSTRIES, INC                        1,943
  1,066     *  LSI LOGIC CORP                            77,418
     86     *  MAGNETEK, INC                                784
    980     *  MAXIM INTEGRATED PRODUCTS                 69,641
    302        MAYTAG CO                                 10,003
    100     *  MEMC ELECTRONIC MATERIALS, INC             2,012
    100        METHODE ELECTRONICS, INC (CLASS A)         5,050
     54     *  METRICOM, INC                              2,504
    100     *  MICREL, INC                                9,600
    274     *  MICROCHIP TECHNOLOGY, INC                 18,015
    769     *  MICRON TECHNOLOGY, INC                    96,894
    100     *  MMC NETWORKS, INC                          3,300
    365        MOLEX, INC                                21,443
  2,541        MOTOROLA, INC                            361,774
    100     *  MRV COMMUNICATIONS, INC                    9,162
    615     *  NATIONAL SEMICONDUCTOR CORP               37,284
    145        NATIONAL SERVICE INDUSTRIES, INC           3,054
     98        NORTEL NETWORKS CORP (U.S.)               12,348
     61     *  NVIDIA CORP                                5,153
    231     *  P-COM, INC                                 4,273
    242     *  PAIRGAIN TECHNOLOGIES, INC                 4,522
    100     *  PHOTRONICS, INC                            3,531
    145     *  PICTURETEL CORP                            1,268
     59     *  PLANTRONICS, INC                           5,498
     63     *  PLEXUS CORP                                4,197
     46     *  PLX TECHNOLOGY, INC                        1,712
    488     *  PMC-SIERRA, INC                           99,399
     77     *  POLYCOM, INC                               6,097
    100     *  POWER INTEGRATIONS, INC                    2,500
     53     *  POWER-ONE, INC                             3,199
     51     *  POWERWAVE TECHNOLOGIES, INC                6,375
    262     *  QLOGIC CORP                               35,501
  2,267     *  QUALCOMM, INC                            338,491
     66     *  RAMBUS, INC                               19,437
    100     *  RAYOVAC CORP                               2,325
    100     *  READ RITE CORP                               468
    100     *  REMEC, INC                                 5,050

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   51

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT -- (CONTINUED)
    185     *  RF MICRO DEVICES, INC                $    24,859
    273     *  S3, INC                                    5,733
    456     *  SANMINA CORP                              30,808
    100     *  SAWTEK, INC                                5,256
    519     *  SCI SYSTEMS, INC                          27,928
    564        SCIENTIFIC-ATLANTA, INC                   35,778
     45     *  SCM MICROSYSTEMS, INC                      4,365
    220     *  SDL, INC                                  46,832
    100     *  SEMTECH CORP                               6,406
    252     *  SENSORMATIC ELECTRONICS CORP               5,654
     65     *  SIPEX CORP                                 2,295
     66     *  SLI, INC                                   1,122
  1,651     *  SOLECTRON CORP                            66,143
    100        STEWART & STEVENSON SERVICES, INC          1,125
    330     *  SUNBEAM CORP                               1,381
     42        TECHNITROL, INC                            2,446
    100     *  TEKELEC                                    3,712
  1,207     *  TELLABS, INC                              76,022
     55     *  TERAYON COMMUNICATION SYSTEMS, INC        11,275
  2,840        TEXAS INSTRUMENTS, INC                   454,400
    207        THOMAS & BETTS CORP                        5,847
     56        THOMAS INDUSTRIES, INC                     1,050
    180     *  TITAN CORP                                 9,180
    200     *  TRANSWITCH CORP                           19,225
    100     *  TRIQUINT SEMICONDUCTOR, INC                7,350
     42     *  TUT SYSTEMS, INC                           2,501
    162     *  UCAR INTERNATIONAL, INC                    2,136
    100     *  VARIAN SEMICONDUCTOR EQUIPMENT
                 ASSOCIATES, INC                          6,362
     66     *  VICOR CORP                                 1,188
    261     *  VISHAY INTERTECHNOLOGY, INC               14,518
    564     *  VITESSE SEMICONDUCTOR CORP                54,285
     15     *  WATER PIK TECHNOLOGIES, INC                  108
    132     *  WEBLINK WIRELESS, INC                      1,765
     61     *  WESTELL TECHNOLOGIES, INC (CLASS A)        1,944
    266        WHIRLPOOL CORP                            15,594
     80     *  WINDMERE-DURABLE HOLDINGS, INC             1,180
    162     *  WORLD ACCESS, INC                          3,098
    985     *  XILINX, INC                               81,570
     55     *  ZIXIT CORP                                 4,004
                                                    -----------
                                                      7,216,990
                                                    -----------
ENGINEERING AND MANAGEMENT SERVICES -- 0.21%
    200     *  CATALYTICA, INC                            2,912
     62     *  CELGENE CORP                               6,172
     25     *  CIRCLE.COM                                   206
    211     *  COVANCE, INC                               2,268
     45     *  DIAMOND TECHNOLOGY PARTNERS, INC
                 (CLASS A)                                2,958
    577        DUN & BRADSTREET CORP                     16,516
     49     *  ENTREMED, INC                              2,903
     42     *  F.Y.I., INC                                1,139
    100     *  FIRST CONSULTING GROUP, INC                1,625
    212        GARTNER GROUP, INC (CLASS A)               3,339
    100     *  INCYTE PHARMACEUTICALS, INC                8,743

SHARES                                                 VALUE
    100     *  IT GROUP, INC                        $       756
    100     *  JACOBS ENGINEERING GROUP, INC              3,225
     68     *  LASON, INC                                   448
    397     *  MARCHFIRST, INC                           14,167
     65     *  MARKETING SERVICES GROUP                   1,153
     40     *  MAXIMUS, INC                               1,220
    100     *  NAVIGANT CONSULTING CO                     1,100
    100     *  NFO WORLDWIDE, INC                         2,200
    100     *  PAREXEL INTERNATIONAL CORP                   943
     66     *  PHARMACEUTICAL PRODUCT DEVELOPMENT         1,117
     52     *  PROBUSINESS SERVICES, INC                  1,342
    100     *  PROFIT RECOVERY GROUP
                 INTERNATIONAL, INC                       1,850
    412     *  QUINTILES TRANSNATIONAL CORP               7,029
    131     *  RENAISSANCE WORLDWIDE, INC                   683
  1,113        SERVICEMASTER CO                          12,521
     42     *  TELEDYNE TECHNOLOGIES, INC                   729
    100     *  TETRA TECH, INC                            2,375
     45     *  URS CORP                                     590
    100     *  VALENCE TECHNOLOGY, INC                    2,356
     45     *  XCEED, INC                                 1,080
                                                    -----------
                                                        105,665
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.53%
    100        BALL CORP                                  3,456
     61        BARNES GROUP, INC                            884
    215        CRANE CO                                   5,065
    464        CROWN CORK & SEAL CO, INC                  7,424
  3,944        GILLETTE CO                              148,639
    108     *  GRIFFON CORP                                 843
    144        HARSCO CORP                                4,167
    167        MARK IV INDUSTRIES, INC                    3,684
  1,589        MASCO CORP                                32,574
    108        METALS U.S.A., INC                           715
    100     *  NCI BUILDING SYSTEMS, INC                  1,881
    401        PARKER-HANNIFIN CORP                      16,566
    552        ROCKWELL INTERNATIONAL CORP               23,080
    200        SNAP-ON, INC                               5,237
     45     *  SPS TECHNOLOGIES, INC                      1,372
    247        STANLEY WORKS CO                           6,514
    100        STRUM, RUGER & CO, INC                       875
    144     *  TOWER AUTOMOTIVE, INC                      2,358
    100     *  U.S. CAN CORP                              1,943
     62        VALMONT INDUSTRIES                         1,069
     60        WATTS INDUSTRIES, INC (CLASS A)              742
                                                    -----------
                                                        269,088
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 2.44%
     65     *  AMERICAN ITALIAN PASTA CO (CLASS A)        1,600
  1,668        ANHEUSER-BUSCH COS, INC                  103,833
  2,180        ARCHER DANIELS MIDLAND CO                 22,617
     65     *  BERINGER WINE ESTATES HOLDINGS, INC
                 (CLASS B)                                2,331
  1,000        BESTFOODS, INC                            46,812
    179        BROWN FORMAN, INC (CLASS B)                9,744
  1,184        CAMPBELL SOUP CO                          36,408
     58     *  CANANDAIGUA BRANDS, INC (CLASS A)          2,958

 52  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
FOOD AND KINDRED PRODUCTS -- (CONTINUED)
    149        CHIQUITA BRANDS INTERNATIONAL, INC   $       707
  8,377        COCA COLA CO                             393,195
    857        COCA COLA ENTERPRISES, INC                18,479
  1,754        CONAGRA, INC                              31,791
    100        COORS (ADOLPH) CO (CLASS B)                4,781
    100        CORN PRODUCTS INTERNATIONAL, INC           2,406
    140        DEAN FOODS CO                              3,745
    200     *  DEL MONTE FOODS CO                         2,137
    167        DOLE FOOD, INC                             3,246
     49        DREYERS GRAND ICE CREAM, INC               1,261
    152        EARTHGRAINS CO                             2,261
    359        FLOWERS INDUSTRIES, INC                    5,452
    588        FORTUNE BRANDS, INC                       14,700
  1,093        GENERAL MILLS, INC                        39,552
     65     *  HAIN FOOD GROUP, INC                       1,840
  1,283        HEINZ (H.J.) CO                           44,744
    343        HERSHEY FOODS CORP                        16,721
    288        HORMEL FOODS CORP                          4,734
    262        IBP, INC                                   4,126
    200        IMPERIAL SUGAR CO                            350
    100     *  INTERNATIONAL HOME FOODS, INC              1,600
    145        INTERSTATE BAKERIES CORP                   2,066
    100        KEEBLER FOODS CO                           2,868
    786        KELLOGG CO                                20,141
    100        LANCASTER COLONY CORP                      3,056
    100        LANCE, INC                                 1,062
    248        MCCORMICK & CO, INC (NON-VOTE)             7,998
     51        MICHAEL FOODS, INC                         1,071
  1,169        NABISCO GROUP HOLDINGS                    14,028
    183        NABISCO HOLDINGS CORP (CLASS A)            5,890
    358        PEPSI BOTTLING GROUP, INC                  7,160
  5,317        PEPSICO, INC                             183,768
    428        QUAKER OATS CO                            25,947
    102     *  RALCORP HOLDINGS, INC                      1,479
  1,159        RALSTON PURINA CO                         31,727
  3,265        SARA LEE CORP                             58,770
    162     *  SMITHFIELD FOODS, INC                      3,240
     92        SMUCKER, (J.M.) CO (CLASS A)               1,690
    100     *  SUIZA FOODS CORP                           4,025
    103        TOOTSIE ROLL INDUSTRIES, INC               3,244
     48     *  TRIARC COS, INC                              960
    449        TYSON FOODS, INC                           4,995
    168        UNIVERSAL FOODS CORP                       3,591
    506        WHITMAN CORP                               7,052
    278        WRIGLEY (WM) JR CO                        21,353
                                                    -----------
                                                      1,241,312
                                                    -----------
FOOD STORES -- 0.47%
    512     *  7-ELEVEN, INC                              1,920
  1,518        ALBERTSONS, INC                           47,058
    431        DELHAIZE AMERICA, INC (CLASS B)            8,566
    100     *  GRAND UNION CO                               293
    100        GREAT ATLANTIC & PACIFIC TEA CO,
                 INC                                      1,950
    100        HANNAFORD BROTHERS, INC                    7,375
  2,973     *  KROGER CO                                 52,213
    108        RUDDICK CORP                               1,181

SHARES                                                 VALUE
  1,712     *  SAFEWAY, INC                         $    77,468
    655     *  STARBUCKS CORP                            29,352
     56        WEIS MARKETS, INC                          1,904
    100     *  WHOLE FOODS MARKET, INC                    4,143
     59     *  WILD OATS MARKETS, INC                     1,209
    321        WINN DIXIE STORES, INC                     6,239
                                                    -----------
                                                        240,871
                                                    -----------
FORESTRY -- 0.03%
    309        GEORGIA-PACIFIC CORP (TIMBER GROUP)        7,918
     99        RAYONIER, INC                              4,826
                                                    -----------
                                                         12,744
                                                    -----------
FURNITURE AND FIXTURES -- 0.15%
     43        BASSETT FURNITURE INDUSTRIES, INC            602
    146        ETHAN ALLEN INTERIORS, INC                 3,650
    167     *  FURNITURE BRANDS INTERNATIONAL, INC        3,141
    215        HON INDUSTRIES, INC                        5,536
    100        KIMBALL INTERNATIONAL, INC
                 (CLASS B)                                1,100
    186        LA-Z-BOY, INC                              2,859
    200     *  LEAR CORP                                  5,625
    703        LEGGETT & PLATT, INC                      15,114
    282        MILLER (HERMAN), INC                       7,896
  1,011        NEWELL RUBBERMAID, INC                    25,085
    100     *  SELECT COMFORT CORP                          550
    200        STEELCASE, INC                             2,400
    321        U.S. INDUSTRIES, INC                       3,551
                                                    -----------
                                                         77,109
                                                    -----------
FURNITURE AND HOMEFURNISHINGS STORES -- 0.33%
    414     *  BED BATH & BEYOND, INC                    16,301
    599     *  BEST BUY, INC                             51,514
    100     *  BOMBAY, INC                                  331
     56     *  CDNOW, INC                                   211
    727        CIRCUIT CITY STORES-CIRCUIT CITY
                 GROUP                                   44,256
     52     *  CYBERIAN OUTPOST, INC                        442
    100     *  GUITAR CENTER, INC                         1,143
    100        HAVERTY FURNITURE COS, INC                 1,062
    217        HEILIG MEYERS CO                             854
    101     *  INTERTAN, INC                              1,388
    141     *  LINENS'N THINGS, INC                       4,829
    100     *  MUSICLAND STORES CORP                        637
    346        PIER 1 IMPORTS, INC                        3,546
    693        TANDY CORP                                35,169
    100     *  TRANS WORLD ENTERTAINMENT CORP             1,000
    156     *  WILLIAMS-SONOMA, INC                       4,836
                                                    -----------
                                                        167,519
                                                    -----------
GENERAL BUILDING CONTRACTORS -- 0.07%
    100     *  BLOUNT INTERNATIONAL, INC                  1,287
    212        CENTEX CORP                                5,048
    172        HILLENBRAND INDUSTRIES, INC                5,848
    180        HORTON (D.R.), INC                         2,351
    171        KAUFMAN & BROAD HOME CORP                  3,665
    168        LENNAR CORP                                3,643
    100        MDC HOLDINGS, INC                          1,793
    115        PULTE CORP                                 2,400

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   53

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
GENERAL BUILDING CONTRACTORS -- (CONTINUED)
     51        RYLAND GROUP, INC                    $       956
    100        STANDARD-PACIFIC CORP                      1,000
    100     *  TOLL BROTHERS, INC                         2,000
     45     *  U.S. HOME CORP                             1,710
    100        WALTER INDUSTRIES, INC                       775
    100     *  WEBB (DEL) CORP                            1,481
                                                    -----------
                                                         33,957
                                                    -----------
GENERAL MERCHANDISE STORES -- 2.03%
     43     *  99 CENTS ONLY STORES                       1,687
    100     *  AMES DEPARTMENT STORES, INC                2,456
    249     *  BJ'S WHOLESALE CLUB, INC                   9,617
    188        CASEYS GENERAL STORES, INC                 2,044
    395     *  CONSOLIDATED STORES CORP                   4,493
     73     *  COST PLUS, INC                             2,468
  1,574     *  COSTCO WHOLESALE CORP                     82,733
    370        DILLARDS, INC (CLASS A)                    6,081
    499        DOLLAR GENERAL CORP                       13,410
    222     *  DOLLAR TREE STORES, INC                   11,571
     44     *  FACTORY 2-U STORES, INC                    1,100
    522        FAMILY DOLLAR STORES, INC                 10,864
    752     *  FEDERATED DEPARTMENT STORES, INC          31,396
    185        HARCOURT GENERAL, INC                      6,891
  1,774     *  K MART CORP                               17,185
    528     *  KOHLS CORP                                54,120
  1,189        MAY DEPARTMENT STORES CO                  33,886
    128     *  NEIMAN MARCUS GROUP, INC (CLASS A)         3,560
     30     *  NEIMAN MARCUS GROUP, INC (CLASS B)           825
    830        PENNEY, (J.C.) CO, INC                    12,346
    519     *  SAKS, INC                                  7,525
  1,223        SEARS ROEBUCK & CO                        37,760
    100     *  SHOPKO STORES, INC                         1,775
  1,579        TARGET CORP                              118,030
    100     *  VALUE CITY DEPARTMENT STORES, INC          1,387
    492     *  VENATOR GROUP, INC                         4,397
  9,952        WAL-MART STORES, INC                     552,336
                                                    -----------
                                                      1,031,943
                                                    -----------
HEALTH SERVICES -- 0.31%
     67     *  ADVANCE PARADIGM, INC                        795
     77     *  AMERIPATH, INC                               625
    100     *  APPLIED ANALYTICAL INDUSTRIES, INC         1,043
    186     *  APRIA HEALTHCARE GROUP, INC                2,685
    337     *  BEVERLY ENTERPRISES, INC                   1,242
    100     *  CAREMATRIX CORP                              131
  1,947        COLUMBIA/HCA HEALTHCARE CORP              49,283
    212     *  COVENTRY HEALTH CARE, INC                  1,802
    100     *  ENZO BIOCHEMICAL, INC                      7,050
    100     *  EXPRESS SCRIPTS, INC                       4,200
     62     *  GENTIVA HEALTH SERVICES, INC                 443
    908     *  HEALTH MANAGEMENT ASSOCIATES, INC
                 (CLASS A) (NEW)                         12,939
  1,384     *  HEALTHSOUTH CORP                           7,698
    100        HOOPER HOLMES, INC                         3,431
    200    x*  INTEGRATED HEALTH SERVICES, INC               52
    233     *  LABORATORY CORP OF AMERICA HOLDINGS        1,004

SHARES                                                 VALUE
    100     *  LASER VISION CENTERS, INC            $       693
    100     *  LCA-VISION, INC                              509
    100     *  LIFEPOINT HOSPITALS, INC                   1,662
    200     *  LINCARE HOLDINGS, INC                      5,675
    114     *  MAGELLAN HEALTH SERVICES, INC                548
    258     *  MANOR CARE, INC                            3,483
    100     *  MATRIA HEALTHCARE, INC                       531
    145     *  ORTHODONTIC CENTERS OF AMERICA, INC        2,718
    200     *  PHYCOR, INC                                  206
     43     *  PROVINCE HEALTHCARE CO                     1,230
    145     *  QUEST DIAGNOSTICS, INC                     5,763
    253     *  QUORUM HEALTH GROUP, INC                   2,545
    160     *  RENAL CARE GROUP, INC                      3,470
  1,116     *  TENET HEALTHCARE CORP                     25,668
    269     *  TOTAL RENAL CARE HOLDINGS, INC               840
    100     *  TRIAD HOSPITALS, INC                       1,675
    100     *  UNIVERSAL HEALTH SERVICES, INC             4,900
    100     *  US ONCOLOGY, INC                             450
                                                    -----------
                                                        156,989
                                                    -----------
HEAVY CONSTRUCTION, EXCEPT BUILDING -- 0.05%
    150     *  DYCOM INDUSTRIES, INC                      7,312
    272        FLUOR CORP                                 8,432
    100        FOSTER WHEELER CORP                          675
     67        GRANITE CONSTRUCTION, INC                  1,809
     71     *  INSITUFORM TECHNOLOGIES, INC
                (CLASS A)                                 2,174
     73     *  MASTEC, INC                                6,497
    100     *  MORRISON KNUDSEN CORP                        737
                                                    -----------
                                                         27,636
                                                    -----------
HOLDING AND OTHER INVESTMENT OFFICES -- 0.74%
    100        ALEXANDRIA REAL ESTATE EQUITIES,
                 INC                                      3,000
    264        AMB PROPERTY CORP                          5,676
    100     *  AMERCO                                     1,837
    100        AMERICAN INDUSTRIAL PROPERTIES REIT        1,181
    100        AMLI RESIDENTIAL PROPERTIES TRUST          2,050
    200        APARTMENT INVESTMENT & MANAGEMENT
                 CO                                       7,637
    304        ARCHSTONE COMMUNITIES TRUST                6,061
    100        ASSOCIATED ESTATES REALTY CORP               806
    235        AVALONBAY COMMUNITIES, INC                 8,606
    100        BEDFORD PROPERTY INVESTORS, INC            1,606
    186        BOSTON PROPERTIES, INC                     5,917
     59        BOYKIN LODGING CO                            693
    100        BRADLEY REAL ESTATE, INC                   1,706
    100     *  BRANDYWINE REALTY TRUST                    1,712
    159        BRE PROPERTIES, INC (CLASS A)              4,104
    100        BURNHAM PACIFIC PROPERTIES, INC              706
    143        CAMDEN PROPERTY TRUST                      3,869
    100        CAPITAL AUTOMOTIVE REIT                    1,200
     29        CAPSTEAD MORTGAGE CORP                       112
    238        CARRAMERICA REALTY CORP                    5,027
    100        CBL & ASSOCIATES PROPERTIES, INC           2,043
     84        CENTER TRUST, INC                            535
    100        CENTERPOINT PROPERTIES CORP                3,643
     70        CHARLES E. SMITH RESIDENTIAL
                 REALTY, INC                              2,528

 54  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
HOLDING AND OTHER INVESTMENT
  OFFICES -- (CONTINUED)
     75        CHATEAU PROPERTIES, INC              $     1,912
     56        CHELSEA GCA REALTY, INC                    1,624
     92        COLONIAL PROPERTIES TRUST                  2,185
    106        COMMERCIAL NET LEASE REALTY, INC           1,106
    298        CORNERSTONE PROPERTIES, INC                5,196
    200        CORNERSTONE REALTY INCOME TRUST,
                 INC                                      2,162
    100        COUSINS PROPERTIES, INC                    3,681
    383        CRESCENT REAL ESTATE EQUITIES CO           6,702
    212        DEVELOPERS DIVERSIFIED REALTY CORP         2,941
    447        DUKE-WEEKS REALTY CORP                     8,548
     79        EAST WEST BANCORP, INC                       873
    100        EASTGROUP PROPERTIES, INC                  2,150
     52        ENTERTAINMENT PROPERTIES TRUST               685
    100        EQUITY INNS, INC                             681
    903        EQUITY OFFICE PROPERTIES TRUST            22,687
    452        EQUITY RESIDENTIAL PROPERTIES TRUST
                 CO                                      18,164
     64        ESSEX PROPERTY TRUST, INC                  2,304
    200        FEDERAL REALTY INVESTMENT TRUST            3,862
    206        FELCOR LODGING TRUST, INC                  3,643
    200        FIRST INDUSTRIAL REALTY TRUST, INC         5,450
    100        FIRST WASHINGTON REALTY TRUST, INC         1,856
    199        FRANCHISE FINANCE CORP OF AMERICA          4,626
    100        GABLES RESIDENTIAL TRUST                   2,250
    184        GENERAL GROWTH PROPERTIES, INC             5,600
    109        GLENBOROUGH REALTY TRUST, INC              1,580
     83        GLIMCHER REALTY TRUST                      1,120
    100        GREAT LAKES REIT, INC                      1,512
    200        HEALTH CARE PROPERTY INVESTORS, INC        5,087
    101        HEALTH CARE REIT, INC                      1,414
    142        HEALTHCARE REALTY TRUST, INC               2,378
    221        HIGHWOODS PROPERTIES, INC                  4,696
    100        HOME PROPERTIES OF NEW YORK, INC           2,675
    200        HOSPITALITY PROPERTIES TRUST               4,050
    468        HRPT PROPERTIES TRUST                      4,065
    256        INDYMAC MORTGAGE HOLDINGS, INC             3,824
    200        INNKEEPERS U.S.A. TRUST                    1,625
    116        IRT PROPERTY CO                              928
    100        JDN REALTY CORP                            1,037
    100        JP REALTY, INC                             1,781
    100        KILROY REALTY CORP                         2,106
    169        KIMCO REALTY CORP                          6,337
    100        KOGER EQUITY, INC                          1,725
    109        KONOVER PROPERTY TRUST, INC                  606
    100        LASALLE HOTEL PROPERTIES                   1,250
    100        LEXINGTON CORPORATE PROPERTIES
                 TRUST                                    1,031
    239        LIBERTY PROPERTY TRUST CO                  5,721
     97        LTC PROPERTIES, INC                          521
    100        MACERICH CO                                2,063
    208        MACK-CALI REALTY CORP                      5,304
    100        MANUFACTURED HOME COMMUNITIES, INC         2,312
    445        MEDITRUST CORP PAIRED                        806
    170        MERISTAR HOSPITALITY CORP                  2,964
    100        MID-AMERICA APARTMENT COMMUNITIES,
                 INC                                      2,250
     53        MILLS CORP                                   954

SHARES                                                 VALUE
     44        NATIONAL GOLF PROPERTIES, INC        $       926
     86        NATIONAL HEALTH INVESTORS, INC             1,026
    164        NATIONWIDE HEALTH PROPERTIES, INC          1,711
    316        NEW PLAN EXCEL REALTY TRUST                4,345
    100        OMEGA HEALTHCARE INVESTORS, INC              631
    100        PACIFIC GULF PROPERTIES, INC               1,962
    100        PAN PACIFIC RETAIL PROPERTIES, INC         1,843
    100        PARKWAY PROPERTIES, INC                    2,943
    100        PENNSYLVANIA REAL ESTATE INVESTMENT
                 TRUST                                    1,625
    100        POST PROPERTIES, INC                       4,031
    100        PRENTISS PROPERTIES TRUST                  2,231
    100        PRIME GROUP REALTY TRUST                   1,431
    200        PRIME RETAIL, INC                            437
    424        PRISON REALTY TRUST, INC                   1,219
    322        PROLOGIS TRUST                             6,198
    100        PS BUSINESS PARKS, INC                     2,037
    306        PUBLIC STORAGE, INC                        6,426
     95        REALTY INCOME CORP                         1,828
    143        RECKSON ASSOCIATES REALTY CORP             2,681
    100        REGENCY REALTY CORP                        1,975
    100        RFS HOTEL INVESTORS, INC                   1,075
    256        ROUSE CO                                   5,408
     92        SENIOR HOUSING PROPERTIES TRUST              943
    100        SHURGARD STORAGE CENTERS, INC              2,612
    453        SIMON PROPERTY GROUP, INC                 10,872
    100        SL GREEN REALTY CORP                       2,375
    100        SOVRAN SELF STORAGE, INC                   2,025
    219        SPIEKER PROPERTIES, INC                    9,745
    308        STARWOOD FINANCIAL TRUST                   5,428
    100        STORAGE U.S.A., INC                        3,062
     80        SUMMIT PROPERTIES, INC                     1,530
     62        SUN COMMUNITIES, INC                       1,790
    100        TAUBMAN CENTERS, INC                       1,112
     46     *  TELESCAN, INC                              1,086
     75        THORNBURG MORTGAGE ASSET CORP                553
     55        TOWN & COUNTRY TRUST                         921
     54        U.S. RESTAURANT PROPERTIES, INC              705
    366        UNITED DOMINION REALTY TRUST, INC          3,682
    200        VENTAS, INC                                  662
    307        VORNADO REALTY TRUST                      10,284
    100        WASHINGTON REAL ESTATE INVESTMENT
                 TRUST                                    1,500
    100        WEINGARTEN REALTY INVESTORS, INC           3,675
    100     *  WELLSFORD REAL PROPERTIES, INC               868
     59        WESTERN PROPERTIES TRUST                     604
    102        WESTFIELD AMERICA, INC                     1,383
                                                    -----------
                                                        378,271
                                                    -----------
HOTELS AND OTHER LODGING PLACES -- 0.14%
    100     *  AZTAR CORP                                   950
    196     *  CHOICE HOTELS INTERNATIONAL, INC           2,829
    100     *  CRESTLINE CAPITAL CORP                     1,743
    200     *  EXTENDED STAY AMERICA, INC                 1,500
  1,087        HILTON HOTELS CORP                         8,424
    254     *  MANDALAY RESORT GROUP                      4,286
    100        MARCUS CORP                                1,293

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   55

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
HOTELS AND OTHER LODGING PLACES -- (CONTINUED)
     81     *  MGM GRAND, INC                       $     1,944
    692     *  MIRAGE RESORTS, INC                       13,407
    940     *  PARK PLACE ENTERTAINMENT CORP             10,868
    200     *  PRIME HOSPITALITY CORP                     1,450
    678        STARWOOD HOTELS & RESORTS
                 WORLDWIDE, INC                          17,797
    100     *  SUNTERRA CORP                                200
     80     *  VAIL RESORTS, INC                          1,290
    400     *  WYNDHAM INTERNATIONAL, INC                   750
                                                    -----------
                                                         68,731
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 10.59%
  1,237     *  3COM CORP                                 68,808
    100     *  3DFX INTERACTIVE, INC                      1,193
    100     *  A.S.V., INC                                1,500
    366     *  ADAPTEC, INC                              14,136
    144     *  ADVANCED DIGITAL INFORMATION CORP          4,932
    213        AGCO CORP                                  2,422
    253     *  AMERICAN STANDARD COS, INC                 9,361
     66     *  APEX, INC                                  2,450
    577     *  APPLE COMPUTER, INC                       78,363
  2,911     *  APPLIED MATERIALS, INC                   274,361
    100        APPLIED POWER, INC (CLASS A)               2,850
     52     *  ASTEC INDUSTRIES, INC                      1,381
    100     *  ASYST TECHNOLOGIES, INC                    5,850
     73     *  ATMI, INC                                  3,485
    100     *  AUSPEX SYSTEMS, INC                        1,100
  1,057        BAKER HUGHES, INC                         31,974
     53     *  BELL & HOWELL CO                           1,656
    311        BLACK & DECKER CORP                       11,681
     68     *  BLACK BOX CORP                             4,707
     40     *  BROOKS AUTOMATION, INC                     2,500
    329        BRUNSWICK CORP                             6,230
    145     *  C-CUBE MICROSYSTEMS, INC                  10,557
    571     *  CABLETRON SYSTEMS, INC                    16,737
  1,271        CATERPILLAR, INC                          50,125
    235     *  CIRRUS LOGIC, INC                          4,288
 24,722     *  CISCO SYSTEMS, INC                     1,911,319
    100        CMI CORP                                     456
     45        COLUMBUS MCKINNON CORP                       590
  6,192        COMPAQ COMPUTER CORP                     164,862
    186     *  CONCURRENT COMPUTER CORP                   2,359
    192     *  COOPER CAMERON CORP                       12,840
    150        CUMMINS ENGINE CO, INC                     5,634
     58     *  CUNO, INC                                  1,573
     56     *  CYBEX COMPUTER PRODUCTS CORP               2,107
    837        DEERE & CO                                31,806
  7,657     *  DELL COMPUTER CORP                       412,999
    254        DIEBOLD, INC                               6,985
    145        DONALDSON CO, INC                          3,271
    730        DOVER CORP                                34,948
     71     *  ELECTROGLAS, INC                           2,431
  3,747     *  EMC CORP                                 468,375
    100     *  EMULEX CORP                               10,912
     61     *  ESTERLINE CORP                               793
    100     *  EXTREME NETWORKS, INC                      7,900

SHARES                                                 VALUE
    100        FEDDERS CORP                         $       556
    100        FLOWSERVE CORP                             1,287
     89     *  FSI INTERNATIONAL, INC                     1,824
    100     *  GARDNER DENVER, INC                        1,881
    539     *  GATEWAY, INC                              28,567
     52        GRACO, INC                                 1,508
  3,226        HEWLETT-PACKARD CO                       427,646
    182        HUSSMANN INTERNATIONAL, INC                2,309
     43     *  HYPERCOM CORP                                736
    100        IDEX CORP                                  2,725
    100     *  IN FOCUS SYSTEMS, INC                      3,581
    586        INGERSOLL-RAND CO                         25,930
  6,562        INTERNATIONAL BUSINESS MACHINES
                 CORP                                   774,316
    967     *  IOMEGA CORP                                3,686
     58     *  IONICS, INC                                1,482
    100        JLG INDUSTRIES, INC                          912
    100        KAYDON CORP                                2,731
    100        KENNAMETAL, INC                            3,006
     42     *  KRONOS, INC                                1,244
    100     *  KULICHE & SOFFA INDUSTRIES, INC            6,406
    423     *  LAM RESEARCH CORP                         19,061
     67        LENNOX INTERNATIONAL, INC                    586
    458     *  LEXMARK INTERNATIONAL GROUP
                (CLASS A)                                48,433
    100        LINCOLN ELECTRIC HOLDINGS CO               2,418
     44        LINDSAY MANUFACTURING CO                     753
     93        MANITOWOC, INC                             2,516
    245     *  MAXTOR CORP                                3,169
     73     *  MERCURY COMPUTER SYSTEMS, INC              3,567
    100     *  MICRON ELECTRONICS, INC                    1,400
     59     *  MICROS SYSTEMS, INC                        3,713
    100        MILACRON, INC                              1,443
     42     *  MIPS TECHNOLOGIES, INC                     2,336
    100     *  MTI TECHNOLOGY CORP                        2,637
     86     *  NATIONAL INSTRUMENTS CORP                  4,036
     76     *  NETWORK EQUIPMENT TECHNOLOGIES, INC          760
     50        NORDSON CORP                               2,303
    419     *  NOVELLUS SYSTEMS, INC                     23,516
    445        PALL CORP                                  9,984
    153        PENTAIR, INC                               5,670
    951        PITNEY BOWES, INC                         42,497
     98     *  PRESSTEK, INC                              2,327
     71     *  PRI AUTOMATION, INC                        4,339
     43     *  PROXIM, INC                                5,146
     78     *  PUBLICARD, INC                               760
    299     *  QUANTUM CORP-HARD DISK DRIVE GROUP         3,363
    590     *  QUANTUM CORP-DLT & STORAGE SYSTEMS
                 GROUP                                    7,043
    100        ROPER INDUSTRIES, INC                      3,393
    175     *  SANDISK CORP                              21,437
    747     *  SEAGATE TECHNOLOGY, INC                   45,006
    659     *  SILICON GRAPHICS, INC                      6,960
    100     *  SILICON VALLEY GROUP, INC                  2,750
    175     *  SMITH INTERNATIONAL, INC                  13,562
     44     *  SPECIALTY EQUIPMENT COS, INC                 913
    100     *  SPEEDFAM-IPEC, INC                         1,987
     41        STANDEX INTERNATIONAL CORP                   635

 56  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT -- (CONTINUED)
    334     *  STORAGE TECHNOLOGY CORP              $     5,323
    317        SYMBOL TECHNOLOGIES, INC                  26,093
     64        TECUMSEH PRODUCTS CO (CLASS A)             2,816
     80        TENNECO AUTOMOTIVE, INC                      635
    100     *  TEREX CORP                                 1,437
    181        TIMKEN CO                                  2,941
     41        TORO CO                                    1,227
    100     *  ULTRATECH STEPPER, INC                     1,425
  1,111     *  UNISYS CORP                               28,330
    152     *  UNOVA, INC                                 2,052
    200     *  VARCO INTERNATIONAL, INC                   2,525
     89     *  VISUAL NETWORKS, INC                       5,050
    463     *  WESTERN DIGITAL CORP                       3,443
    100     *  XIRCOM, INC                                3,700
    140        YORK INTERNATIONAL CORP                    3,272
    100     *  ZEBRA TECHNOLOGY CORP                      5,000
                                                    -----------
                                                      5,382,828
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 2.04%
     73     *  ACUSON CORP                                1,081
     62     *  AFFYMETRIX, INC                            9,203
     40     *  ANACOMP, INC                                 622
     41        ARROW INTERNATIONAL, INC                   1,286
    100     *  AVID TECHNOLOGIES, INC                     1,787
    183        BARD (C.R.), INC                           7,079
    195        BAUSCH & LOMB, INC                        10,176
  1,043     *  BAXTER INTERNATIONAL, INC                 65,383
    100        BECKMAN COULTER, INC                       6,418
    897        BECTON DICKINSON & CO                     23,602
    360        BIOMET, INC                               13,095
    976     *  BOSTON SCIENTIFIC CORP                    20,801
    100     *  COGNEX CORP                                5,768
    100     *  COHERENT, INC                              5,200
     71        COHU, INC                                  2,959
     55     *  CONMED CORP                                1,378
     50        COOPER COS, INC                            1,609
     77     *  CREDENCE SYSTEMS CORP                      9,634
     64     *  CYBERONICS, INC                            1,196
    100     *  CYMER, INC                                 5,000
    100     *  CYTYC CORP                                 4,825
     43        DATASCOPE CORP                             1,365
    161        DENTSPLY INTERNATIONAL, INC                4,568
    100     *  DIONEX CORP                                3,293
  1,131        EASTMAN KODAK CO                          61,427
     68     *  ECLIPSE SURGICAL TECHNOLOGY, INC             505
     51     *  FOSSIL, INC                                1,195
    100     *  GENRAD, INC                                1,237
  1,083     *  GUIDANT CORP                              63,693
    100     *  HAEMONETICS CORP                           2,250
    100     *  HANGER ORTHOPEDIC GROUP, INC                 531
    100     *  INPUT/OUTPUT, INC                            612
     85        INVACARE CORP                              2,332
    306        JOHNSON CONTROLS, INC                     16,543
    645     *  KLA-TENCOR CORP                           54,341
    100     *  LITTON INDUSTRIES, INC                     4,418
    153     *  LTX CORP                                   6,913

SHARES                                                 VALUE
    100     *  MEDICAL MANAGER CORP                 $     3,506
  4,306        MEDTRONIC, INC                           221,489
     74        MENTOR CORP                                1,998
    100     *  METTLER-TOLEDO INTERNATIONAL, INC          4,093
    162        MILLIPORE CORP                             9,142
     74     *  MINIMED, INC                               9,583
    100        MTS SYSTEMS CORP                             762
     51     *  NOVOSTE CORP                               2,040
    103     *  OAKLEY, INC                                1,094
     56     *  OCULAR SCIENCES, INC                         881
     51     *  OSTEOTECH, INC                               682
    187     *  PE CORP-CELERA GENOMICS GROUP             17,122
    743        PE CORP-PE BIOSYSTEMS GROUP               71,699
    165        PERKINELMER, INC                          10,972
    140     *  PINNACLE SYSTEMS, INC                      4,655
    160        POLAROID CORP                              3,800
  1,213        RAYTHEON CO (CLASS B)                     21,530
     53     *  RESMED, INC                                3,782
    100     *  RESPIRONICS, INC                           1,437
    100     *  SCOTT TECHNOLOGIES, INC                    1,887
     89     *  SOLA INTERNATIONAL, INC                      545
    302     *  ST. JUDE MEDICAL, INC                      7,795
    242     *  STERIS CORP                                2,480
    256        STRYKER CORP                              17,856
    168     *  SUMMIT TECHNOLOGY, INC                     1,533
    100     *  SUNRISE MEDICAL, INC                         625
    200     *  SUNRISE TECHNOLOGY INTERNATIONAL,
                 INC                                      1,409
    373     *  SYBRON INTERNATIONAL CORP                 10,817
    158        TEKTRONIX, INC                             8,848
    100        TELEFLEX, INC                              3,550
    613     *  TERADYNE, INC                             50,419
     64     *  THERMEDICS, INC                              524
     56     *  THERMO CARDIOSYSTEMS, INC                    784
    567     *  THERMO ELECTRON CORP                      11,552
     70     *  THERMO INSTRUMENT SYSTEMS, INC             1,474
    100     *  TRIMBLE NAVIGATION LTD                     2,575
    100     *  VARIAN MEDICAL SYSTEMS, INC                4,562
    112     *  VARIAN, INC                                4,298
     49     *  VENTANA MEDICAL SYSTEMS, INC               2,116
    203     *  VISX, INC                                  3,704
    223     *  WATERS CORP                               21,240
     63     *  WESLEY JESSEN VISIONCARE, INC              2,264
  2,381        XEROX CORP                                61,906
                                                    -----------
                                                      1,038,355
                                                    -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.23%
     47        BLANCH (E.W.) HOLDINGS, INC                  940
    130        CRAWFORD & CO (CLASS B)                    1,673
    176     *  FIRST HEALTH GROUP CORP                    5,566
    132        GALLAGHER (ARTHUR J.) & CO                 4,290
     47        HILB, ROGAL & HAMILTON CO                  1,283
    956        MARSH & MCLENNAN COS, INC                105,458
                                                    -----------
                                                        119,210
                                                    -----------
INSURANCE CARRIERS -- 4.13%
    311        21ST CENTURY INSURANCE GROUP               6,687
    100     *  ACCEPTANCE INSURANCE COS, INC                543

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   57

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
INSURANCE CARRIERS -- (CONTINUED)
    536        AETNA, INC                           $    29,848
    953        AFLAC, INC                                43,421
    141        ALFA CORP                                  2,502
    200        ALLMERICA FINANCIAL CORP                  10,200
  2,986        ALLSTATE CORP                             71,104
    250        AMBAC FINANCIAL GROUP, INC                12,593
    100        AMERICAN FINANCIAL GROUP, INC              2,862
    893        AMERICAN GENERAL CORP                     50,119
  4,750        AMERICAN INTERNATIONAL GROUP, INC        520,125
    100        AMERUS LIFE HOLDINGS, INC (CLASS A)        1,812
    808        AON CORP                                  26,058
     58        ARGONAUT GROUP, INC                        1,163
    100    x*  ARM FINANCIAL GROUP, INC (CLASS A)             4
    666        AXA FINANCIAL, INC                        23,892
     46     *  BALDWIN & LYONS, INC (CLASS B)               891
     60        BERKLEY (W.R.) CORP                        1,383
    631        CHUBB CORP                                42,631
    666        CIGNA CORP                                50,449
    550        CINCINNATI FINANCIAL CORP                 20,693
 12,303        CITIGROUP, INC                           729,721
    100     *  CNA FINANCIAL CORP                         3,231
     58        CNA SURETY CORP                              808
    100        COMMERCE GROUP, INC                        2,950
  1,172        CONSECO, INC                              13,404
     54     *  DELPHI FINANCIAL GROUP, INC                1,640
     96        ENHANCE FINANCIAL SERVICES GROUP,
                 INC                                      1,356
    234        ERIE INDEMNITY CO (CLASS A)                7,590
    100        FBL FINANCIAL GROUP, INC (CLASS A)         1,500
    235        FIDELITY NATIONAL FINANCIAL, INC           3,245
    100        FINANCIAL SECURITY ASSURANCE
                 HOLDINGS LTD                             7,343
    199        FIRST AMERICAN FINANCIAL CORP              2,823
    355     *  FOUNDATION HEALTH SYSTEMS (CLASS A)        2,840
    208        FREMONT GENERAL CORP                       1,235
    100        FRONTIER INSURANCE GROUP, INC                100
    100        HARLEYSVILLE GROUP, INC                    1,450
    794        HARTFORD FINANCIAL SERVICES GROUP,
                 INC                                     41,883
    100        HARTFORD LIFE, INC (CLASS A)               4,687
    143        HCC INSURANCE HOLDINGS, INC                1,894
    146        HORACE MANN EDUCATORS CORP                 2,691
    100        HSB GROUP, INC                             2,893
    567     *  HUMANA, INC                                4,146
    375        JEFFERSON-PILOT CORP                      24,960
    100        LANDAMERICA FINANCIAL GROUP, INC           1,937
     57        LIBERTY CORP                               2,137
     47        LIBERTY FINANCIAL COS, INC                   931
    701        LINCOLN NATIONAL CORP                     23,483
    262        LOEWS CORP                                13,100
    357        MBIA, INC                                 18,586
    105     *  MEDICAL ASSURANCE, INC                     2,001
    100        MERCURY GENERAL CORP                       2,950
    378        MGIC INVESTMENT CORP                      16,490
    163     *  MID ATLANTIC MEDICAL SERVICES, INC         1,507
    100        MIDLAND CO                                 2,350
    100        MMI COS, INC                                 987

SHARES                                                 VALUE
    169        MONY GROUP, INC                      $     5,460
    100        NATIONWIDE FINANCIAL SERVICES, INC
                 (CLASS A)                                2,925
    213        OHIO CASUALTY CORP                         3,807
    450        OLD REPUBLIC INTERNATIONAL CORP            6,187
    292     *  OXFORD HEALTH PLANS, INC                   4,453
    100     *  PACIFICARE HEALTH SYSTEMS, INC
                 (CLASS A)                                4,987
    100     *  PHILADELPHIA CONSOLIDATED HOLDINGS
                 CORP                                     1,475
    100        PMA CAPITAL CORP (CLASS A)                 1,750
    100        PMI GROUP, INC                             4,743
     82        PRESIDENTIAL LIFE CORP                     1,127
    110     *  PROFESSIONALS GROUP, INC                   2,124
    190        PROGRESSIVE CORP                          14,451
    185        PROTECTIVE LIFE CORP                       5,873
    100        RADIAN GROUP, INC                          4,762
     68        REINSURANCE GROUP OF AMERICA, INC          1,619
    200        RELIANCE GROUP HOLDINGS, INC                 700
    301        RELIASTAR FINANCIAL CORP                  10,196
    100     *  RISK CAPITAL HOLDINGS, INC                 1,637
    465        SAFECO CORP                               12,351
     43        SCPIE HOLDINGS, INC                        1,316
    100        SELECTIVE INSURANCE GROUP, INC             1,706
    100     *  SIERRA HEALTH SERVICES, INC                  493
    808        ST. PAUL COS, INC                         27,573
     51        STANCORP FINANCIAL GROUP, INC              1,396
    100        STATE AUTO FINANCIAL CORP                    800
    100        STEWART INFORMATION SERVICES CORP          1,581
    100     *  SUPERIOR NATIONAL INSURANCE GROUP,
                 INC                                        159
    471        TORCHMARK CORP                            10,891
     63        TRANSATLANTIC HOLDINGS, INC                5,386
    225        TRAVELERS PROPERTY CASUALTY CORP           9,281
    100        TRENWICK GROUP, INC                        1,412
    100     *  TRIAD GUARANTY, INC                        2,031
    141     *  TRIGON HEALTHCARE, INC                     5,040
    100     *  UICI                                         662
    542        UNITED HEALTHCARE CORP                    32,316
    174        UNITRIN, INC                               6,916
    749        UNUMPROVIDENT CORP                        12,733
    228     *  WELLPOINT HEALTH NETWORKS, INC            15,931
                                                    -----------
                                                      2,098,079
                                                    -----------
LEATHER AND LEATHER PRODUCTS -- 0.01%
     65     *  BROWN SHOE CO, INC                           780
     58        JUSTIN INDUSTRIES, INC                     1,044
    100        STRIDE RITE CORP                             806
    147        WOLVERINE WORLD WIDE, INC                  1,617
                                                    -----------
                                                          4,247
                                                    -----------
LEGAL SERVICES -- 0.00%
     69     *  PREPAID LEGAL SERVICES, INC                2,048
                                                    -----------
LOCAL AND INTERURBAN PASSENGER TRANSIT -- 0.00%
    100     *  CAREY INTERNATIONAL, INC                   1,700
                                                    -----------

 58  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
LUMBER AND WOOD PRODUCTS -- 0.17%
    100     *  CHAMPION ENTERPRISES, INC            $       575
    383        CLAYTON HOMES, INC                         3,877
     44        DELTIC TIMBER CORP                         1,042
    613        GEORGIA-PACIFIC CORP (PACKING
                 GROUP)                                  24,251
    381        LOUISIANA PACIFIC CORP                     5,286
    100        OAKWOOD HOMES CORP                           381
    100     *  PALM HARBOR HOMES, INC                     1,537
     52        UNIVERSAL FOREST PRODUCTS, INC               643
    845        WEYERHAEUSER CO                           48,165
                                                    -----------
                                                         85,757
                                                    -----------
METAL MINING -- 0.09%
    600     *  BATTLE MOUNTAIN GOLD CO                    1,162
     40        CLEVELAND CLIFFS, INC                        952
    500     *  FREEPORT-MCMORAN COPPER & GOLD, INC
                 (CLASS B)                                6,031
    835        HOMESTAKE MINING CO                        5,010
    601        NEWMONT MINING CORP                       13,484
    268        PHELPS DODGE CORP                         12,730
    100        SOUTHERN PERU COPPER CORP                  1,300
    100     *  STILLWATER MINING CO                       4,000
                                                    -----------
                                                         44,669
                                                    -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES -- 0.35%
    100     *  BLYTH INDUSTRIES, INC                      2,731
     75        BRADY CORP (CLASS A)                       2,339
    273        CALLAWAY GOLF CO                           4,231
    594        HASBRO, INC                                9,801
    100     *  IDENTIX, INC                               2,787
    283        INTERNATIONAL GAME TECHNOLOGY CO           6,137
     54     *  JAKKS PACIFIC, INC                         1,164
    100        JOSTENS, INC                               2,437
    100     *  LYDALL, INC                                  875
    100     *  MARVEL ENTERPRISES                           593
  1,506        MATTEL, INC                               15,718
  1,445        MINNESOTA MINING & MANUFACTURING CO      127,972
     49        ONEIDA LTD                                   949
    100     *  WMS INDUSTRIES, INC                          987
                                                    -----------
                                                        178,721
                                                    -----------
MISCELLANEOUS REPAIR SERVICES -- 0.00%
    216     *  ENCOMPASS SERVICES CORP                    1,242
                                                    -----------
MISCELLANEOUS RETAIL -- 0.65%
    634     *  AMAZON.COM, INC                           42,478
    193     *  BARNES & NOBLE, INC                        4,439
    105     *  BARNESANDNOBLE.COM, INC                      990
    280     *  BORDERS GROUP, INC                         4,812
     91        CASH AMERICA INTERNATIONAL, INC            1,131
    100     *  CDW COMPUTER CENTERS, INC                  8,443
  1,404        CVS CORP                                  52,737
     61     *  DUANE READE, INC                           1,418
     79     *  EGGHEAD.COM, INC                             555
    300     *  HANOVER DIRECT, INC                          712
     73     *  INSIGHT ENTERPRISES, INC                   2,659

SHARES                                                 VALUE
    100     *  JO-ANN STORES, INC (CLASS A)         $       837
     48     *  LANDS END, INC                             2,952
    111        LONGS DRUG STORES CORP                     2,525
    100     *  MICHAELS STORES, INC                       4,075
  1,180     *  OFFICE DEPOT, INC                         13,643
    406     *  OFFICEMAX, INC                             2,639
    327        OMNICARE, INC                              3,944
    100     *  PETCO ANIMAL SUPPLIES, INC                 1,187
    400     *  PETSMART, INC                              1,200
    928        RITE AID CORP                              5,104
     86     *  SCHEIN (HENRY), INC                        1,392
     94     *  SHOP AT HOME, INC                            810
  1,684     *  STAPLES, INC                              33,680
    100     *  SUNGLASS HUT INTERNATIONAL, INC              781
    100     *  SYSTEMAX, INC                                912
    213        TIFFANY & CO                              17,812
    860     *  TOYS R US, INC                            12,738
    100     *  VALUEVISION INTERNATIONAL, INC             4,137
  3,696        WALGREEN CO                               95,172
     57     *  WHITEHALL JEWELLERS, INC                   1,339
    100     *  ZALE CORP                                  4,718
                                                    -----------
                                                        331,971
                                                    -----------
MOTION PICTURES -- 1.49%
  7,749        DISNEY (WALT) CO                         320,614
    100     *  HOLLYWOOD ENTERTAINMENT CORP                 806
     54     *  METRO-GOLDWYN-MAYER, INC                   1,373
    185     *  METROMEDIA INTERNATIONAL GROUP, INC        1,040
     43     *  PIXAR, INC                                 1,534
  4,302        TIME WARNER, INC                         430,200
                                                    -----------
                                                        755,567
                                                    -----------
NONDEPOSITORY INSTITUTIONS -- 1.58%
     71        ADVANTA CORP (CLASS A)                     1,442
    224        ALLIED CAPITAL CORP                        3,906
  1,604        AMERICAN EXPRESS CO                      238,895
    268     *  AMERICREDIT CORP                           4,371
    100     *  AMRESCO, INC                                 134
    100     *  ARCADIA FINANCIAL LTD                        500
  2,610        ASSOCIATES FIRST CAPITAL CORP             55,951
    707        CAPITAL ONE FINANCIAL CORP                33,891
     72        CHARTER MUNICIPAL MORTGAGE
                 ACCEPTANCE                                 873
    194        CIT GROUP, INC (CLASS A)                   3,783
    405        COUNTRYWIDE CREDIT INDUSTRIES, INC        11,036
    100        DORAL FINANCIAL CORP                       1,131
  4,146        FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION                            233,989
    100     *  FINET.COM, INC                               128
    200        FINOVA GROUP, INC                          3,362
  2,486        FREDDIE MAC                              109,850
    150        HELLER FINANCIAL, INC                      3,468
  1,685        HOUSEHOLD INTERNATIONAL, INC              62,871
    200        LEUCADIA NATIONAL CORP                     4,750
     40        MEDALLION FINANCIAL CORP                     672
    200        METRIS COS, INC                            7,775
     83        RESOURCE AMERICA, INC (CLASS A)              601

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   59

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
NONDEPOSITORY INSTITUTIONS -- (CONTINUED)
    100        RESOURCE BANCSHARES MORTGAGE GROUP,
                 INC                                $       393
     59     *  SIERRACITIES.COM, INC                        789
    570        SLM HOLDINGS CORP                         18,988
    200     *  UNICAPITAL CORP                              475
                                                    -----------
                                                        804,024
                                                    -----------
NONMETALLIC MINERALS, EXCEPT FUELS -- 0.05%
    100        AMCOL INTERNATIONAL CORP                   1,537
    107        JOHNS MANVILLE CORP                        1,177
    167        MARTIN MARIETTA MATERIALS, INC             7,932
    324        VULCAN MATERIALS CO                       14,843
                                                    -----------
                                                         25,489
                                                    -----------
OIL AND GAS EXTRACTION -- 0.90%
    387        ANADARKO PETROLEUM CORP                   14,972
    365        APACHE CORP                               18,158
     51     *  BASIN EXPLORATION, INC                       761
     64        BERRY PETROLEUM CO (CLASS A)               1,100
    200     *  BJ SERVICES CO                            14,775
    100     *  BROWN (TOM), INC                           1,837
    779        BURLINGTON RESOURCES, INC                 28,823
    100        CABOT OIL & GAS CORP (CLASS A)             1,806
    200     *  CHESAPEAKE ENERGY CORP                       650
     81        CONSOL ENERGY, INC                           855
    174        CROSS TIMBERS OIL CO                       2,272
    157        DEVON ENERGY CORP (NEW)                    7,624
    236        DIAMOND OFFSHORE DRILLING, INC             9,425
    100     *  EEX CORP                                     337
    492        ENSCO INTERNATIONAL, INC                  17,773
    196        EOG RESOURCES, INC                         4,152
    100     *  EVERGREEN RESOURCES, INC                   2,418
    100     *  FOREST OIL CORP                            1,062
     57     *  FRIEDE GOLDMAN HALTER, INC                   391
    200     *  GLOBAL INDUSTRIES LTD                      2,925
    573     *  GLOBAL MARINE, INC                        14,539
    591     *  GREY WOLF, INC                             2,327
  1,583        HALLIBURTON CO                            64,903
    100     *  HANOVER COMPRESSOR CO                      5,687
    479     *  HARKEN ENERGY CORP                           479
    177        HELMERICH & PAYNE, INC                     5,487
    100     *  HOUSTON EXPLORATION CO                     1,800
    100     *  HS RESOURCES, INC                          2,112
    310        KERR-MCGEE CORP                           17,902
    296     *  KEY ENERGY SERVICES, INC                   3,441
    100     *  LOUIS DREYFUS NATURAL GAS CORP             3,400
    205     *  MARINE DRILLING CO, INC                    5,624
    100     *  MCMORAN EXPLORATION CO                     1,893
    100     *  MERIDIAN RESOURCE CORP                       387
    100        MITCHELL ENERGY & DEVELOPMENT CORP
                 (CLASS A)                                2,187
    397     *  NABORS INDUSTRIES, INC                    15,408
    132     *  NEWFIELD EXPLORATION CO                    4,653
    204        NOBLE AFFILIATES, INC                      6,693
    471     *  NOBLE DRILLING CORP                       19,517
    100     *  NUEVO ENERGY CO                            2,150

SHARES                                                 VALUE
  1,317        OCCIDENTAL PETROLEUM CORP            $    27,327
    598     *  OCEAN ENERGY, INC (NEW)                    8,596
    100     *  OCEANEERING INTERNATIONAL, INC             1,875
    200     *  PARKER DRILLING CO                         1,000
    100     *  PATTERSON ENERGY, INC                      3,175
    359     *  PIONEER NATURAL RESOURCES CO               3,814
    144        POGO PRODUCING CO                          4,113
    216     *  PRIDE INTERNATIONAL, INC                   4,927
    612     *  R & B FALCON CORP                         12,048
    260     *  ROWAN COS, INC                             7,653
    100        RPC, INC                                     943
    660     *  SANTA FE SNYDER CORP                       6,352
     86     *  SEITEL, INC                                  682
    100        ST. MARY LAND & EXPLORATION CO             2,987
     59     *  STONE ENERGY CORP                          2,905
    100     *  SWIFT ENERGY CO                            1,787
     96     *  SYNTROLEUM CORP                            2,244
    100     *  TRANSMONTAIGNE, INC                          681
    100     *  TUBOSCOPE, INC                             1,700
    903        UNION PACIFIC RESOURCES GROUP, INC        13,093
     50     *  UTI ENERGY CORP                            1,887
     62        VASTAR RESOURCES, INC                      4,607
     92     *  VERITAS DGC, INC                           2,587
    159        VINTAGE PETROLEUM, INC                     3,199
    387     *  WEATHERFORD INTERNATIONAL, INC            22,808
                                                    -----------
                                                        455,695
                                                    -----------
PAPER AND ALLIED PRODUCTS -- 0.69%
    347        AVERY DENNISON CORP                       21,188
    172        BEMIS, INC                                 6,342
    188        BOISE CASCADE CORP                         6,533
    185        BOWATER, INC                               9,874
    100     *  BUCKEYE TECHNOLOGIES, INC                  1,762
     91        CARAUSTAR INDUSTRIES, INC                  1,285
    344        CHAMPION INTERNATIONAL CORP               18,318
     76        CHESAPEAKE CORP                            2,246
    203        CONSOLIDATED PAPERS, INC                   7,802
    775        FORT JAMES CORP                           17,050
    191     *  GAYLORD CONTAINER CO                       1,217
     91        GLATFELTER (P.H.) CO                         966
     48        GREIF BROTHERS CORP (CLASS A)              1,530
  1,484        INTERNATIONAL PAPER CO                    63,441
    100     *  IVEX PACKAGING CORP                          756
  1,989        KIMBERLY-CLARK CORP                      111,384
    185        LONGVIEW FIBRE CO                          2,728
    100     *  MAIL-WELL, INC                               868
    368        MEAD CORP                                 12,857
    103     *  PLAYTEX PRODUCTS, INC                      1,339
    100        POTLATCH CORP                              4,300
     52        SCHWEITZER-MAUDUIT INTERNATIONAL,
                 INC                                        672
    417     *  SMURFIT-STONE CONTAINER CORP               7,062
    365        SONOCO PRODUCTS CO                         8,577
    116        ST. JOE CO                                 3,356
    172        TEMPLE-INLAND, INC                         8,567
    184        WAUSAU-MOSINEE PAPER CORP                  2,380

 60  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
PAPER AND ALLIED PRODUCTS -- (CONTINUED)
    312        WESTVACO CORP                        $    10,413
    366        WILLAMETTE INDUSTRIES, INC                14,685
                                                    -----------
                                                        349,498
                                                    -----------
PERSONAL SERVICES -- 0.08%
    351        BLOCK (H&R), INC                          15,707
    100     *  CARRIAGE SERVICES, INC (CLASS A)             406
    408        CINTAS CORP                               15,988
     72     *  COINSTAR, INC                                907
     68        G & K SERVICES, INC (CLASS A)              1,329
    100        REGIS CORP                                 1,481
    975        SERVICE CORP INTERNATIONAL                 2,925
    100        UNIFIRST CORP                              1,125
                                                    -----------
                                                         39,868
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 3.22%
    283        AMERADA HESS CORP                         18,288
    259        ASHLAND, INC                               8,660
  1,157        ATLANTIC RICHFIELD CO                     98,345
  2,351        CHEVRON CORP                             217,320
  2,247        CONOCO, INC (CLASS B)                     57,579
     70        ELCOR CORP                                 2,415
 12,606        EXXON MOBIL CORP                         980,904
    161        MURPHY OIL CORP                            9,277
    279        PENNZOIL-QUAKER STATE CO                   2,912
    759        PHILLIPS PETROLEUM CO                     35,103
    323        SUNOCO, INC                                8,842
    100     *  TESORO PETROLEUM CORP                      1,150
  1,982        TEXACO, INC                              106,284
    516        TOSCO CORP                                15,705
    310        ULTRAMAR DIAMOND SHAMROCK CORP             7,866
    869        UNOCAL CORP                               25,852
  1,106        USX-MARATHON GROUP, INC                   28,825
    177        VALERO ENERGY CORP                         5,420
    100        WD-40 CO                                   2,100
                                                    -----------
                                                      1,632,847
                                                    -----------
PRIMARY METAL INDUSTRIES -- 0.37%
    176        AK STEEL HOLDINGS CORP                     1,826
  1,313        ALCOA, INC                                92,238
    308        ALLEGHENY TECHNOLOGIES, INC                6,179
    100     *  ALPINE GROUP, INC                            900
    100        BELDEN, INC                                2,750
    470     *  BETHLEHEM STEEL CORP                       2,820
     58        BRUSH WELLMAN, INC                         1,022
    100     *  CABLE DESIGN TECHNOLOGIES CO               3,393
     66        CARPENTER TECHNOLOGY CORP                  1,373
    308        ENGELHARD CORP                             4,658
    100        GENERAL CABLE CORP                           781
    100        IMCO RECYCLING, INC                        1,106
     81        INTERMET CORP                                739
    104     *  KAISER ALUMINUM CORP                         468
    100     *  LONE STAR TECHNOLOGIES, INC                4,662
    358        LTV CORP                                   1,275
     52        MATTHEWS INTERNATIONAL CORP
                 (CLASS A)                                1,176

SHARES                                                 VALUE
     64     *  MAVERICK TUBE CORP                   $     2,076
    100     *  MUELLER INDUSTRIES, INC                    3,037
     72        NATIONAL STEEL CORP (CLASS B)                531
    313        NUCOR CORP                                15,650
    100        PRECISION CAST PARTS CORP                  3,650
    100        QUANEX CORP                                1,800
    211        REYNOLDS METALS CO                        14,110
     48        RYERSON TULL, INC                            744
    152     *  STEEL DYNAMICS, INC                        1,757
    100        TEXAS INDUSTRIES, INC                      3,112
    100        TITAN INTERNATIONAL, INC                     718
    317        USX-US STEEL GROUP, INC                    7,925
     45     *  WOLVERINE TUBE, INC                          576
    266        WORTHINGTON INDUSTRIES, INC                3,291
                                                    -----------
                                                        186,343
                                                    -----------
PRINTING AND PUBLISHING -- 0.64%
    214        AMERICAN GREETINGS CORP (CLASS A)          3,905
    100     *  APPLIED GRAPHICS TECHNOLOGIES, INC           600
    100        BANTA CORP                                 1,837
    324        BELO (A.H.) CORP SERIES A                  5,791
    100        BOWNE & CO, INC                            1,287
    100        CENTRAL NEWSPAPERS, INC (CLASS A)          3,362
     45     *  CONSOLIDATED GRAPHICS, INC                   576
    263        DELUXE CORP                                6,969
    337        DONNELLEY (R.R.) & SONS CO                 7,055
    167        DOW JONES & CO, INC                       11,992
     72     *  FRANKLIN COVEY CO                            522
    999        GANNETT CO, INC                           70,304
    100        HARLAND (JOHN H.) CO                       1,350
    160        HARTE-HANKS, INC                           3,630
    100        HOUGHTON MIFFLIN CO                        4,243
    166     *  JOURNAL REGISTER CO                        2,448
    301        KNIGHT-RIDDER, INC                        15,332
    158        LEE ENTERPRISES, INC                       4,127
    100        MCCLATCHY CO (CLASS A)                     3,275
    703        MCGRAW HILL COS, INC                      31,986
    100        MEDIA GENERAL, INC (CLASS A)               5,237
    100        MEREDITH CORP                              2,768
     44        NEW ENGLAND BUSINESS SERVICES, INC           759
    611        NEW YORK TIMES CO (CLASS A)               26,234
    149     *  PAXAR CORP                                 1,434
     76        PENTON MEDIA, INC                          1,976
     71     *  PLAYBOY ENTERPRISES, INC (CLASS B)         1,411
    520     *  PRIMEDIA, INC                             16,640
    119     *  R.H. DONNELLEY CORP                        2,023
    327        READER'S DIGEST ASSOCIATION, INC
                 (CLASS A) (NON-VOTE)                    11,567
    262        REYNOLDS & REYNOLDS CO (CLASS A)           7,074
     50     *  SCHOLASTIC CORP                            2,696
    100        SCRIPPS (E.W.) CO (CLASS A)                4,850
     44        STANDARD REGISTER, INC                       566
    170        TIMES MIRROR CO SERIES A                  15,799
    100     *  TOPPS, INC                                   831
    669        TRIBUNE CO                                24,460
    100        WALLACE COMPUTER SERVICES, INC             1,181
     20     *  WASHINGTON POST CO (CLASS B)              10,820

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   61

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
PRINTING AND PUBLISHING -- (CONTINUED)
    167        WILEY (JOHN) & SONS, INC (CLASS A)   $     3,006
     96     *  ZIFF-DAVIS, INC                            1,500
                                                    -----------
                                                        323,423
                                                    -----------
RAILROAD TRANSPORTATION -- 0.30%
  1,638        BURLINGTON NORTHERN SANTA FE CORP         36,240
    780        CSX CORP                                  18,330
    100        FLORIDA EAST COAST INDUSTRIES, INC         4,850
    396        KANSAS CITY SOUTHERN INDUSTRIES,
                 INC                                     34,031
  1,364        NORFOLK SOUTHERN CORP                     19,607
    891        UNION PACIFIC CORP                        34,860
    183     *  WISCONSIN CENTRAL TRANSIT CORP             2,241
                                                    -----------
                                                        150,159
                                                    -----------
REAL ESTATE -- 0.06%
    197        ARDEN REALTY GROUP, INC                    4,112
    100     *  CASTLE & COOKE, INC                        1,681
    384     *  CATELLUS DEVELOPMENT CORP                  5,328
    100     *  CB RICHARD ELLIS SERVICES GROUP,
                 INC                                      1,087
    100     *  FAIRFIELD COMMUNITIES, INC                   793
    100        FOREST CITY ENTERPRISES, INC (CLASS
                 A)                                       2,937
     64     *  INSIGNIA FINANCIAL GROUP, INC                896
    100     *  JONES LANG LA SALLE                        1,550
     89        LNR PROPERTY CORP                          1,696
    100     *  PINNACLE HOLDINGS, INC                     5,525
    144     *  SECURITY CAPITAL GROUP, INC (CLASS
                 B)                                       2,079
    200        STEWART ENTERPRISES, INC (CLASS A)           987
    100     *  TRAMMELL CROW CO                           1,106
                                                    -----------
                                                         29,777
                                                    -----------
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS -- 0.25%
    100        APTARGROUP, INC                            2,668
    129        ARMSTRONG WORLD INDUSTRIES, INC            2,305
    100        BANDAG, INC                                2,300
    100        CARLISLE COS, INC                          4,000
    241        COOPER TIRE & RUBBER CO                    3,027
    560        GOODYEAR TIRE & RUBBER CO                 13,055
    907        ILLINOIS TOOL WORKS, INC                  50,111
     54        MYERS INDUSTRIES, INC                        648
    306        NIKE, INC (CLASS B)                       12,125
    603     *  PACTIV CORP                                5,276
    165     *  REEBOK INTERNATIONAL LTD                   1,526
    299     *  SEALED AIR CORP                           16,239
    395        SOLUTIA, INC                               5,283
     54        SPARTECH CORP                              1,856
     72        TREDEGAR CORP                              1,939
    200        TUPPERWARE CORP                            3,162
    113     *  U.S. PLASTIC LUMBER CORP                   1,045
     51        WYNNS INTERNATIONAL, INC                     704
                                                    -----------
                                                        127,269
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 1.69%
    100     *  AFFILIATED MANAGERS GROUP, INC             4,750
    230     *  AMERITRADE HOLDINGS CORP (CLASS A)         4,804
    406        BEAR STEARNS COS, INC                     18,523

SHARES                                                 VALUE
     48        CONNING CORP                         $       597
     45        DAIN RAUSCHER CORP                         2,967
     57     *  DLJ DIRECT                                   758
    100        DONALDSON, LUFKIN & JENRETTE, INC          5,175
    751     *  E TRADE GROUP, INC                        22,623
    100        EATON VANCE CORP                           4,293
    330        EDWARDS (A.G.), INC                       13,200
    203        FEDERATED INVESTORS, INC                   5,544
    595        FRANKLIN RESOURCES, INC                   19,895
     55        FREEDOM SECURITIES CORP                      859
     83     *  FRIEDMAN, BILLINGS, RAMSEY GROUP,
                 INC                                        902
     43        INVESTMENT TECHNOLOGY GROUP, INC           1,515
     52        INVESTORS FINANCIAL SERVICES CORP          3,061
     76        JEFFERIES GROUP, INC (NEW)                 1,738
    250     *  KNIGHT/TRIMARK GROUP, INC                 12,750
    205        LEGG MASON, INC                            8,866
    430        LEHMAN BROTHERS HOLDINGS, INC             41,710
  1,310        MERRILL LYNCH & CO, INC                  137,550
    102        MORGAN KEEGAN, INC                         1,785
  4,092        MORGAN STANLEY DEAN WITTER & CO          333,753
    511        PAINE WEBBER GROUP, INC                   22,484
    100        PHOENIX INVESTMENT PARTNERS LTD              775
    100     *  PIONEER GROUP, INC                         2,325
    368        PRICE (T. ROWE) ASSOCIATES, INC           14,536
    144        RAYMOND JAMES FINANCIAL CORP               2,988
  2,366        SCHWAB (CHARLES) CORP                    134,418
     42        SOUTHWEST SECURITIES GROUP, INC            1,824
    200        THE GOLDMAN SACHS GROUP, INC              21,025
    189        UNITED ASSET MANAGEMENT CORP               3,272
    207        WADDELL & REED FINANCIAL,INC
                 (CLASS A)                                8,758
                                                    -----------
                                                        860,023
                                                    -----------
SOCIAL SERVICES -- 0.01%
     44     *  BRIGHT HORIZONS FAMILY SOLUTIONS,
                 INC                                        951
    100     *  CAPITAL SENIOR LIVING CORP                   312
    100     *  PROVANT, INC                                 800
     69     *  RES-CARE, INC                                646
     66     *  SUNRISE ASSISTED LIVING, INC                 874
                                                    -----------
                                                          3,583
                                                    -----------
SPECIAL TRADE CONTRACTORS -- 0.02%
    100        APOGEE ENTERPRISES, INC                      396
    100     *  COMFORT SYSTEMS U.S.A., INC                  637
    100     *  INTEGRATED ELECTRICAL SERVICES, INC          525
    100     *  QUANTA SERVICES, INC                       6,068
                                                    -----------
                                                          7,626
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.43%
    100        CENTEX CONSTRUCTION PRODUCTS, INC          2,625
    931        CORNING, INC                             180,614
    200     *  DAL-TILE INTERNATIONAL, INC                1,587
     60     *  DEPARTMENT 56, INC                           888
     67        FLORIDA ROCK INDUSTRIES, INC               1,876
    100        LAFARGE CORP                               2,375
     57        LIBBEY, INC                                1,560
    100        MIKASA, INC                                  743
    180        OWENS CORNING CO                           3,487

 62  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
STONE, CLAY, AND GLASS PRODUCTS -- (CONTINUED)
    538     *  OWENS ILLINOIS, INC                  $     9,078
    100        SOUTHDOWN, INC                             5,900
    177        USG CORP                                   7,422
                                                    -----------
                                                        218,155
                                                    -----------
TEXTILE MILL PRODUCTS -- 0.04%
     67     *  ALBANY INTERNATIONAL CORP (CLASS A)
                 (NEW)                                      992
    200     *  BURLINGTON INDUSTRIES, INC                   875
    200        COLLINS & AIKMAN CORP                      1,137
    146        INTERFACE, INC (CLASS A)                     620
    159     *  MOHAWK INDUSTRIES, INC                     3,557
    100        POLYMER GROUP, INC                         1,275
    100        RUSSELL CORP                               1,431
    417        SHAW INDUSTRIES, INC                       6,333
    212     *  UNIFI, INC                                 1,894
    100        WESTPOINT STEVENS, INC                     1,900
                                                    -----------
                                                         20,014
                                                    -----------
TOBACCO PRODUCTS -- 0.39%
  8,680        PHILIP MORRIS COS, INC                   183,365
    392        RJR REYNOLDS TOBACCO HOLDINGS, INC         6,664
    613        UST, INC                                   9,578
                                                    -----------
                                                        199,607
                                                    -----------
TRANSPORTATION BY AIR -- 0.33%
    174        AIRBORNE FREIGHT CORP                      4,176
    201     *  AIRTRAN HOLDINGS, INC                        885
    100     *  ALASKA AIR GROUP, INC                      3,006
    100     *  AMERICA WEST HOLDINGS CORP
                 (CLASS B)                                1,550
    531     *  AMR CORP                                  16,925
     41     *  ATLANTIC COAST AIRLINES HOLDINGS           1,060
     50     *  ATLAS AIR, INC                             1,368
     65     *  AVIALL, INC                                  548
    155     *  CONTINENTAL AIRLINES, INC (CLASS B)        6,335
    476        DELTA AIRLINES, INC                       25,347
     55     *  EGL, INC                                   1,285
  1,039     *  FEDEX CORP                                40,521
     63     *  FRONTIER AIRLINES, INC                       748
    108     *  MESA AIR GROUP, INC                          675
     50     *  MIDWEST EXPRESS HOLDINGS, INC              1,281
    100     *  NORTHWEST AIRLINES CORP (CLASS A)          2,262
    100     *  OFFSHORE LOGISTICS, INC                    1,387
    177        OGDEN CORP                                 2,112
    100        SKYWEST, INC                               3,912
  1,808        SOUTHWEST AIRLINES CO                     37,629
    210     *  TRANS WORLD AIRLINES, INC                    485
    243     *  U.S. AIRWAYS GROUP, INC                    6,758
    100     *  UAL CORP                                   5,987
                                                    -----------
                                                        166,242
                                                    -----------
TRANSPORTATION EQUIPMENT -- 2.41%
     68     *  ABC RAIL PRODUCTS CORP                       595
     73     *  AFTERMARKET TECHNOLOGY CORP                  912
     64     *  ARCTIC CAT, INC                              656
    100        ARVIN INDUSTRIES, INC                      2,262

SHARES                                                 VALUE
    365        AUTOLIV, INC                         $    10,950
     83     *  BE AEROSPACE, INC                            487
  3,449        BOEING CO                                130,846
    100        BORG-WARNER AUTOMOTIVE, INC                3,937
    100        CLARCOR, INC                               1,775
     59        COACHMEN INDUSTRIES, INC                     814
     47        COMMERCIAL INTERTECH CORP                    925
    100        CORDANT TECHNOLOGIES, INC                  5,656
    589        DANA CORP                                 16,602
    340        DANAHER CORP                              17,340
    100     *  DELCO REMY INTERNATIONAL, INC
                 (CLASS A)                                  744
  2,010        DELPHI AUTOMOTIVE SYSTEMS CORP            32,160
    264        EATON CORP                                20,592
    200        FEDERAL SIGNAL CORP                        3,612
    264        FEDERAL-MOGUL CORP                         4,405
    119        FLEETWOOD ENTERPRISES, INC                 1,755
  4,175        FORD MOTOR CO                            191,789
    119        GENCORP, INC                                 922
    591        GENERAL DYNAMICS CORP                     29,402
  2,294        GENERAL MOTORS CORP                      189,971
    484     *  GENERAL MOTORS CORP (CLASS H)             60,258
     54        GENTEK, INC                                  756
    263     *  GENTEX CORP                                9,747
    372        GOODRICH (B.F.) CO                        10,671
    542        HARLEY DAVIDSON, INC                      43,021
     64     *  HAYES LEMMERZ INTERNATIONAL, INC           1,224
  2,928        HONEYWELL INTERNATIONAL, INC             154,269
    136     *  HOWMET INTERNATIONAL, INC                  2,745
    315        ITT INDUSTRIES, INC                        9,784
     80        KAMAN CORP (CLASS A)                         780
     41     *  KROLL-O'GARA CO                              448
  1,226        LOCKHEED MARTIN CORP                      25,056
    131        MASCOTECH, INC                             1,539
    247        MERITOR AUTOMOTIVE, INC                    3,905
    100     *  MILLER INDUSTRIES, INC                       381
    100        MODINE MANUFACTURING CO                    2,512
     62     *  MONACO COACH CORP                          1,178
    234     *  NAVISTAR INTERNATIONAL CORP                9,389
    100        NEWPORT NEWS SHIPBUILDING, INC             3,025
    249        NORTHROP GRUMMAN CORP                     13,181
    100     *  OEA, INC                                     962
    100     *  ORBITAL SCIENCES CORP                      1,500
     51        OSHKOSH TRUCK CORP                         1,584
    257        PACCAR, INC                               12,850
    100        POLARIS INDUSTRIES, INC                    3,012
    100        REGAL-BELOIT CORP                          1,750
     63        SIMPSON INDUSTRIES, INC                      618
    100        SMITH (A.O.) CORP                          1,800
    100     *  SPX CORP                                  11,393
    100        SUPERIOR INDUSTRIES INTERNATIONAL,
                 INC                                      3,168
    449        TEXTRON, INC                              27,332
    141        TRINITY INDUSTRIES, INC                    3,339
     42     *  TRIUMPH GROUP, INC                         1,223
    361        TRW, INC                                  21,118
  1,635        UNITED TECHNOLOGIES CORP                 103,311
     76        WABASH NATIONAL CORP                       1,059

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   63

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
TRANSPORTATION EQUIPMENT -- (CONTINUED)
    166        WESTINGHOUSE AIR BRAKE CO            $     1,763
     51        WINNEBAGO INDUSTRIES, INC                    921
                                                    -----------
                                                      1,221,681
                                                    -----------
TRANSPORTATION SERVICES -- 0.05%
    147        C.H. ROBINSON WORLDWIDE, INC               5,475
     44        CIRCLE INTERNATIONAL GROUP, INC            1,144
    171        EXPEDITORS INTERNATIONAL OF
                 WASHINGTON, INC                          6,797
     51     *  FORWARD AIR CORP                           1,208
    100     *  FRITZ COS, INC                             1,012
    188        GALILEO INTERNATIONAL, INC                 4,523
    176        GATX CORP                                  6,688
                                                    -----------
                                                         26,847
                                                    -----------
TRUCKING AND WAREHOUSING -- 0.05%
    100     *  AMERICAN FREIGHTWAYS CORP                  1,493
     67        ARNOLD INDUSTRIES, INC                       858
    163        CNF TRANSPORTATION, INC                    4,523
    100     *  CONSOLIDATED FREIGHTWAYS CORP                590
     61     *  HEARTLAND EXPRESS, INC                       856
    100        HUNT (J.B.) TRANSPORT SERVICES, INC        1,368
    100     *  IRON MOUNTAIN, INC                         3,406
     45     *  ROADWAY EXPRESS, INC                         911
    132     *  SWIFT TRANSPORTATION CO, INC               2,706
    100        USFREIGHTWAYS CORP                         3,743
    100        WERNER ENTERPRISES, INC                    1,700
    100     *  YELLOW CORP                                1,843
                                                    -----------
                                                         23,997
                                                    -----------
WATER TRANSPORTATION -- 0.03%
    200        ALEXANDER & BALDWIN, INC                   4,125
     87     *  KIRBY CORP                                 1,718
    100        OVERSEAS SHIPHOLDING GROUP, INC            2,293
     40     *  SEACOR SMIT, INC                           2,415
    199        TIDEWATER, INC                             6,330
                                                    -----------
                                                         16,881
                                                    -----------
WHOLESALE TRADE-DURABLE GOODS -- 0.29%
    100        AAR CORP                                   1,668
    100     *  ACTION PERFORMANCE COS, INC                1,331
     90     *  ANICOM, INC                                  545
    100     *  ANIXTER INTERNATIONAL, INC                 2,787
    100        APPLIED INDUSTRIAL TECHNOLOGIES,
                 INC                                      1,600
    344     *  ARROW ELECTRONICS, INC                    12,126
    150        AVNET, INC                                 9,450
    192     *  BOYDS COLLECTION LTD                       1,164
    100        BRIGGS & STRATTON CORP                     4,112
    191     *  BRIGHTPOINT, INC                           2,339
    100     *  CELLSTAR CORP                                800
    400     *  CHS ELECTRONICS, INC                         275
    100        COMMERCIAL METALS CO                       2,762
    200     *  COMPUCOM SYSTEMS, INC                      1,050
     55     *  DURA AUTOMOTIVE SYSTEMS, INC                 945
    100     *  FAIRCHILD CORP (CLASS A)                     681

SHARES                                                 VALUE
    143     *  FISHER SCIENTIFIC INTERNATIONAL,
                 INC                                $     6,363
    637        GENUINE PARTS CO                          15,208
    266        GRAINGER (W.W.), INC                      14,430
    148     *  HA-LO INDUSTRIES, INC                      1,165
    100     *  HANDLEMAN CO                                 887
    100        HUGHES SUPPLY, INC                         1,550
     22     *  HUTTIG BUILDING PRODUCTS, INC                 99
    534        IKON OFFICE SOLUTIONS, INC                 3,304
    218     *  INGRAM MICRO, INC (CLASS A)                3,351
    100     *  KENT ELECTRONICS CORP                      2,918
    200     *  LANIER WORLDWIDE, INC                        412
    300     *  MERISEL, INC                                 506
     97     *  MSC INDUSTRIAL DIRECT CO (CLASS A)         1,746
    175     *  NATIONAL-OILWELL, INC                      5,403
    100        OWENS & MINOR, INC                         1,062
     87     *  PATTERSON DENTAL CO                        3,327
    100        PIONEER-STANDARD ELECTRONICS, INC          1,575
    254     *  PSS WORLD MEDICAL, INC                     1,722
     68        RELIANCE STEEL & ALUMINUM CO               1,521
    390     *  SAFEGUARD SCIENTIFICS, INC                27,421
    187     *  TECH DATA CORP                             6,147
     61        WATSCO, INC                                  636
    100     *  WESCO INTERNATIONAL, INC                     775
                                                    -----------
                                                        145,163
                                                    -----------
WHOLESALE TRADE-NONDURABLE GOODS -- 0.67%
    223     *  AIRGAS, INC                                1,853
    174     *  AMERISOURCE HEALTH CORP (CLASS A)          2,610
    100     *  BARNETT RESOURCES CORP                     2,981
    481        BERGEN BRUNSWIG CORP (CLASS A)             3,246
    100        BINDLEY WESTERN INDUSTRIES, INC            1,356
     45     *  BOISE CASCADE OFFICE PRODUCTS CORP           736
  1,004        CARDINAL HEALTH, INC                      46,058
     72     *  CENTRAL GARDEN & PET CO                      711
     62     *  DAISYTEK INTERNATIONAL CORP                  980
    200        DIMON, INC                                   475
  2,565        ENRON CORP                               195,743
     51        HERBALIFE INTERNATIONAL, INC
                 (CLASS B)                                  672
    100        INTERNATIONAL MULTIFOODS CORP              1,337
  1,010        MCKESSON HBOC, INC                        21,210
    100     *  NCS HEALTHCARE, INC (CLASS A)                181
    164     *  NU SKIN ENTERPRISES, INC (CLASS A)         1,301
     44     *  PERFORMANCE FOOD GROUP CO                    962
     57     *  PLAINS RESOURCES, INC                        712
     62     *  SCHOOL SPECIALTY, INC                      1,333
    429        SUPERVALU, INC                             8,124
  1,180        SYSCO CORP                                42,111
    100        TERRA INDUSTRIES, INC                        231
    100     *  UNITED STATIONERS, INC                     3,568
    100        UNIVERSAL CORP                             1,506
                                                    -----------
                                                        339,997
                                                    -----------
TOTAL COMMON STOCK
(Cost $45,198,695)                                   50,638,057
                                                    -----------

 64  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL EQUITY INDEX FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRINCIPAL                                                VALUE
SHORT TERM INVESTMENT -- 0.28%
U.S. GOVERNMENT AGENCY -- 0.28%
                 FEDERAL HOME LOAN BANK (FHLB)
  $145,000       5.900%, 04/03/00                     $   144,952
                                                      -----------
TOTAL SHORT TERM INVESTMENT
(Cost $144,952)                                           144,952
                                                      -----------
TOTAL PORTFOLIO
(Cost $45,343,647)                                    $50,783,009
                                                      ===========

---------------
* Non-income producing
x In bankruptcy

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   65

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)   SUMMARY BY INDUSTRY

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          VALUE         %
COMMON STOCK
APPAREL AND ACCESSORY STORES           $   112,078      0.38%
APPAREL AND OTHER TEXTILE PRODUCTS          23,599      0.08
AUTO REPAIR, SERVICES AND PARKING            2,268      0.01
BUILDING MATERIALS AND GARDEN
  SUPPLIES                                 460,887      1.58
BUSINESS SERVICES                        3,319,511     11.39
CHEMICALS AND ALLIED PRODUCTS            2,864,733      9.83
COMMUNICATIONS                           3,546,459     12.17
DEPOSITORY INSTITUTIONS                  1,924,452      6.61
EATING AND DRINKING PLACES                 200,668      0.69
ELECTRIC, GAS, AND SANITARY SERVICES       885,738      3.04
ELECTRONIC AND OTHER ELECTRIC
  EQUIPMENT                              2,757,856      9.47
FABRICATED METAL PRODUCTS                  139,800      0.48
FOOD AND KINDRED PRODUCTS                  920,078      3.16
FOOD STORES                                154,489      0.53
FURNITURE AND FIXTURES                      29,775      0.10
FURNITURE AND HOMEFURNISHINGS STORES        30,450      0.11
GENERAL BUILDING CONTRACTORS                15,687      0.05
GENERAL MERCHANDISE STORES                 854,568      2.93
HEALTH SERVICES                             89,956      0.31
HOLDING AND OTHER INVESTMENT OFFICES        47,175      0.16
INDUSTRIAL MACHINERY AND EQUIPMENT       3,643,654     12.51
INSTRUMENTS AND RELATED PRODUCTS           469,004      1.61
INSURANCE AGENTS, BROKERS AND SERVICE      143,406      0.49
INSURANCE CARRIERS                       1,398,746      4.80
MISCELLANEOUS MANUFACTURING
  INDUSTRIES                               269,018      0.92
MISCELLANEOUS RETAIL                       132,693      0.46

                                          VALUE         %
MOTION PICTURES                        $   653,075      2.24%
NONDEPOSITORY INSTITUTIONS                 830,697      2.85
OIL AND GAS EXTRACTION                     804,741      2.76
PAPER AND ALLIED PRODUCTS                  147,949      0.51
PETROLEUM AND COAL PRODUCTS                 86,437      0.30
PRIMARY METAL INDUSTRIES                   123,099      0.42
PRINTING AND PUBLISHING                    351,053      1.21
RAILROAD TRANSPORTATION                     64,687      0.22
RUBBER AND MISCELLANEOUS PLASTIC
  PRODUCTS                                 146,075      0.50
SECURITY AND COMMODITY BROKERS             555,975      1.91
STONE, CLAY, AND GLASS PRODUCTS            155,200      0.53
TRANSPORTATION BY AIR                      137,983      0.47
TRANSPORTATION EQUIPMENT                    25,524      0.09
WHOLESALE TRADE-DURABLE GOODS               92,325      0.32
WHOLESALE TRADE-NONDURABLE GOODS           361,912      1.24
                                       -----------    ------
TOTAL COMMON STOCK
(Cost $25,590,232)                      28,973,480     99.44
                                       -----------    ------
SHORT TERM INVESTMENT
U.S. GOVERNMENT AGENCY                     342,888      1.18
                                       -----------    ------
TOTAL SHORT TERM INVESTMENT
(Cost $342,888)                            342,888      1.18
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $25,933,120)                      29,316,368    100.62
OTHER ASSETS & LIABILITIES, NET           (179,305)    (0.62)
                                       -----------    ------
NET ASSETS                             $29,137,063    100.00%
                                       ===========    ======

 66  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
COMMON STOCK -- 99.44%

APPAREL AND ACCESSORY STORES -- 0.38%
  2,250       GAP, INC                              $   112,078
                                                    -----------
APPAREL AND OTHER TEXTILE PRODUCTS -- 0.08%
    200       LIZ CLAIBORNE, INC                          9,162
    600       VF CORP                                    14,437
                                                    -----------
                                                         23,599
                                                    -----------
AUTO REPAIR, SERVICES AND PARKING -- 0.01%
    100       RYDER SYSTEM, INC                           2,268
                                                    -----------
BUILDING MATERIALS AND GARDEN SUPPLIES -- 1.58%
  6,150       HOME DEPOT, INC                           396,675
  1,100       LOWE'S COS, INC                            64,212
                                                    -----------
                                                        460,887
                                                    -----------
BUSINESS SERVICES -- 11.39%
  5,700   *   AMERICA ONLINE, INC                       383,325
  2,900       AUTOMATIC DATA PROCESSING, INC            139,925
  1,400       COMPUTER ASSOCIATES INTERNATIONAL,
                INC                                      82,862
  1,500       ELECTRONIC DATA SYSTEMS CORP               96,281
  1,100       FIRST DATA CORP                            48,675
    130   *   GARTNER GROUP, INC (CLASS B)                1,730
  1,000       IMS HEALTH, INC                            16,937
 12,500   *   MICROSOFT CORP                          1,328,125
    700   *   NOVELL, INC                                20,037
    600       OMNICOM GROUP, INC                         56,062
  7,000   *   ORACLE CORP                               546,437
    505   *   SABRE HOLDINGS CORP                        18,653
  4,000   *   SUN MICROSYSTEMS, INC                     374,812
  1,200   *   YAHOO, INC                                205,650
                                                    -----------
                                                      3,319,511
                                                    -----------
CHEMICALS AND ALLIED PRODUCTS -- 9.83%
  1,800       AIR PRODUCTS & CHEMICALS, INC              51,187
    200       ALLERGAN, INC                              10,000
    100   *   ALZA CORP                                   3,756
  3,000   *   AMGEN, INC                                184,125
  1,000       AVON PRODUCTS, INC                         29,062
  5,700       BRISTOL MYERS SQUIBB CO                   329,175
  1,000       CABOT CORP                                 30,500
  1,000       CLOROX CO                                  32,500
  2,600       COLGATE PALMOLIVE CO                      146,575
    700       ECOLAB, INC                                25,681
  1,200       HANNA (M.A.) CO                            13,575
    500       INTERNATIONAL FLAVORS & FRAGRANCES,
                INC                                      17,531
  4,700       JOHNSON & JOHNSON CO                      329,293
  3,000       LILLY (ELI) & CO                          189,000
    300       MALLINCKRODT, INC                           8,625
  6,500       MERCK & CO, INC                           403,812
  9,900       PFIZER, INC                               361,968
  1,400       PHARMACIA & UPJOHN, INC                    82,950
  2,100       PPG INDUSTRIES, INC                       109,856
  1,200       PRAXAIR, INC                               49,950
  4,900       PROCTER & GAMBLE CO                       275,625

SHARES                                                 VALUE
  4,500       SCHERING-PLOUGH CORP                  $   165,375
    900       SCHULMAN (A.), INC                         11,925
    100       SIGMA ALDRICH CORP                          2,687
                                                    -----------
                                                      2,864,733
                                                    -----------
COMMUNICATIONS -- 12.17%
    800       ALLTEL CORP                                50,450
  8,800       AT & T CORP                               495,000
    600   *   AT & T CORP - LIBERTY MEDIA GROUP
                (CLASS A)                                35,550
  4,600       BELL ATLANTIC CORP                        281,175
  6,000       BELLSOUTH CORP                            282,000
  1,800   *   CBS CORP                                  101,925
    800   *   CLEAR CHANNEL COMMUNICATIONS, INC          55,250
  2,400   *   COMCAST CORP (CLASS A) SPECIAL            104,100
    500   *   COX COMMUNICATIONS, INC (CLASS A)          24,250
  1,700   *   GLOBAL CROSSING LTD                        69,593
  8,200       LUCENT TECHNOLOGIES, INC                  498,150
  6,650   *   MCI WORLDCOM, INC                         301,328
  2,000   *   MEDIA ONE GROUP, INC                      162,000
    800   *   NEXTEL COMMUNICATIONS, INC (CLASS A)      118,600
 10,074       SBC COMMUNICATIONS, INC                   423,108
  2,800       SPRINT CORP (FON GROUP)                   176,400
  1,900   *   SPRINT CORP (PCS GROUP)                   124,093
  1,900       U.S. WEST, INC                            137,987
  2,000   *   VIACOM, INC (CLASS B)                     105,500
                                                    -----------
                                                      3,546,459
                                                    -----------
DEPOSITORY INSTITUTIONS -- 6.61%
  5,500       BANK OF AMERICA CORP                      288,406
  2,700       BANK OF NEW YORK CO, INC                  112,218
  4,100       BANK ONE CORP                             140,937
  2,800       CHASE MANHATTAN CORP                      244,125
    700       FIFTH THIRD BANCORP                        44,100
  3,800       FIRST UNION CORP                          141,550
  1,700       FIRSTAR CORP                               38,993
  2,300       FLEETBOSTON FINANCIAL CORP                 83,950
  1,700       KEYCORP                                    32,300
  3,400       MBNA CORP                                  86,700
  1,500       MELLON FINANCIAL CORP                      44,250
    700       MORGAN (J.P.) & CO, INC                    92,225
  2,400       NATIONAL CITY CORP                         49,500
  1,100       PNC FINANCIAL SERVICES GROUP               49,568
    400       PROVIDIAN FINANCIAL CORP                   34,650
  1,200       SUNTRUST BANKS, INC                        69,300
  2,300       U.S. BANCORP                               50,312
    800       WACHOVIA CORP                              54,050
  1,900       WASHINGTON MUTUAL, INC                     50,350
  5,300       WELLS FARGO CO                            216,968
                                                    -----------
                                                      1,924,452
                                                    -----------
EATING AND DRINKING PLACES -- 0.69%
    300       DARDEN RESTAURANTS, INC                     5,343
  5,200       MCDONALD'S CORP                           195,325
                                                    -----------
                                                        200,668
                                                    -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   67

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
ELECTRIC, GAS, AND SANITARY SERVICES -- 3.04%
  1,200       COLUMBIA ENERGY GROUP                 $    71,100
  2,200       EL PASO ENERGY CORP                        88,825
  1,300       EQUITABLE RESOURCES, INC                   58,256
  1,100       IDACORP, INC                               38,225
  2,300       KEYSPAN CORP                               63,537
  2,200       LOUISVILLE GAS & ELECTRIC ENERGY
                CORP                                     50,325
  2,200       MCN ENERGY GROUP, INC                      55,000
  1,000       NICOR, INC                                 32,937
  1,000       NISOURCE, INC                              16,875
  1,900       OGE ENERGY CORP                            36,456
  1,000       PEOPLES ENERGY CORP                        27,437
  2,400       POTOMAC ELECTRIC POWER CO                  54,300
  2,000       PUGET SOUND ENERGY, INC                    44,375
  2,552       SCOTTISH POWER PLC ADR                     80,866
  2,500       TECO ENERGY, INC                           48,593
  2,700       WILLIAMS COS, INC                         118,631
                                                    -----------
                                                        885,738
                                                    -----------
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT -- 9.47%
    500   *   ADVANCED MICRO DEVICES, INC                28,531
    500   *   ANALOG DEVICES, INC                        40,281
    300       BALDOR ELECTRIC CO                          5,418
  2,800       EMERSON ELECTRIC CO                       148,050
    800   *   GLENAYRE TECHNOLOGIES, INC                 14,050
  8,400       INTEL CORP                              1,108,275
    700   *   MICRON TECHNOLOGY, INC                     88,200
    625       MOLEX, INC                                 36,718
    600   *   NATIONAL SEMICONDUCTOR CORP                36,375
  3,500       NORTEL NETWORKS CORP (U.S.)               441,000
  1,500   *   QUALCOMM, INC                             223,968
    200   *   SENSORMATIC ELECTRONICS CORP                4,487
  1,200   *   SOLECTRON CORP                             48,075
  1,300   *   TELLABS, INC                               81,879
  2,200       TEXAS INSTRUMENTS, INC                    352,000
    600       THOMAS & BETTS CORP                        16,950
    250   *   VISHAY INTERTECHNOLOGY, INC                13,906
    200       WHIRLPOOL CORP                             11,725
    700   *   XILINX, INC                                57,968
                                                    -----------
                                                      2,757,856
                                                    -----------
FABRICATED METAL PRODUCTS -- 0.48%
  1,200       CROWN CORK & SEAL CO, INC                  19,200
  3,200       GILLETTE CO                               120,600
                                                    -----------
                                                        139,800
                                                    -----------
FOOD AND KINDRED PRODUCTS -- 3.16%
  1,400       BESTFOODS, INC                             65,537
    200       CAMPBELL SOUP CO                            6,150
  7,000       COCA COLA CO                              328,562
  1,300       COCA COLA ENTERPRISES, INC                 28,031
  1,200       GENERAL MILLS, INC                         43,425
  1,500       HEINZ (H.J.) CO                            52,312
    400       HERSHEY FOODS CORP                         19,500
  1,700       KELLOGG CO                                 43,562
  4,800       PEPSICO, INC                              165,900
    900       QUAKER OATS CO                             54,562

SHARES                                                 VALUE
  1,700       UNILEVER NV (NEW YORK SHS)            $    81,812
    400       WRIGLEY (WM) JR CO                         30,725
                                                    -----------
                                                        920,078
                                                    -----------
FOOD STORES -- 0.53%
  1,467       ALBERTSONS, INC                            45,477
  2,600   *   KROGER CO                                  45,662
  1,400   *   SAFEWAY, INC                               63,350
                                                    -----------
                                                        154,489
                                                    -----------
FURNITURE AND FIXTURES -- 0.10%
  1,200       NEWELL RUBBERMAID, INC                     29,775
                                                    -----------
FURNITURE AND HOMEFURNISHINGS STORES -- 0.11%
    600       TANDY CORP                                 30,450
                                                    -----------
GENERAL BUILDING CONTRACTORS -- 0.05%
    400       HILLENBRAND INDUSTRIES, INC                13,600
    100       PULTE CORP                                  2,087
                                                    -----------
                                                         15,687
                                                    -----------
GENERAL MERCHANDISE STORES -- 2.93%
    900   *   COSTCO WHOLESALE CORP                      47,306
    400   *   FEDERATED DEPARTMENT STORES, INC           16,700
    800   *   K MART CORP                                 7,750
    900       MAY DEPARTMENT STORES CO                   25,650
    800       PENNEY, (J.C.) CO, INC                     11,900
  1,100       SEARS ROEBUCK & CO                         33,962
  1,200       TARGET CORP                                89,700
 11,200       WAL-MART STORES, INC                      621,600
                                                    -----------
                                                        854,568
                                                    -----------
HEALTH SERVICES -- 0.31%
  2,100       COLUMBIA/HCA HEALTHCARE CORP               53,156
  1,600   *   TENET HEALTHCARE CORP                      36,800
                                                    -----------
                                                         89,956
                                                    -----------
HOLDING AND OTHER INVESTMENT OFFICES -- 0.16%
    500       CRESCENT REAL ESTATE EQUITIES CO            8,750
    400       DUKE-WEEKS REALTY CORP                      7,650
    100       FIRST INDUSTRIAL REALTY TRUST, INC          2,725
    300       SPIEKER PROPERTIES, INC                    13,350
    400       WEINGARTEN REALTY INVESTORS, INC           14,700
                                                    -----------
                                                         47,175
                                                    -----------
INDUSTRIAL MACHINERY AND EQUIPMENT -- 12.51%
    400   *   3COM CORP                                  22,250
    500   *   APPLE COMPUTER, INC                        67,906
  2,200   *   APPLIED MATERIALS, INC                    207,350
  1,100       BAKER HUGHES, INC                          33,275
 16,600   *   CISCO SYSTEMS, INC                      1,283,387
  5,000       COMPAQ COMPUTER CORP                      133,125
    400       CUMMINS ENGINE CO, INC                     15,025
  1,500       DEERE & CO                                 57,000
  6,400   *   DELL COMPUTER CORP                        345,200
  2,800   *   EMC CORP                                  350,000
    600   *   GATEWAY, INC                               31,800
    200       GRACO, INC                                  5,800

 68  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT -- (CONTINUED)
  2,700       HEWLETT-PACKARD CO                    $   357,918
    800       INGERSOLL-RAND CO                          35,400
  4,800       INTERNATIONAL BUSINESS MACHINES CORP      566,400
    300       NORDSON CORP                               13,818
  1,200       PITNEY BOWES, INC                          53,625
    600   *   SMITH INTERNATIONAL, INC                   46,500
  1,100       TIMKEN CO                                  17,875
                                                    -----------
                                                      3,643,654
                                                    -----------
INSTRUMENTS AND RELATED PRODUCTS -- 1.61%
    300       BAUSCH & LOMB, INC                         15,656
    800       BAXTER INTERNATIONAL, INC                  50,150
  1,300       BECTON DICKINSON & CO                      34,206
    400       BIOMET, INC                                14,550
  1,100   *   BOSTON SCIENTIFIC CORP                     23,443
  1,200   *   GUIDANT CORP                               70,575
  3,800       MEDTRONIC, INC                            195,462
    200   *   ST. JUDE MEDICAL, INC                       5,162
  2,300       XEROX CORP                                 59,800
                                                    -----------
                                                        469,004
                                                    -----------
INSURANCE AGENTS, BROKERS AND SERVICE -- 0.49%
  1,300       MARSH & MCLENNAN COS, INC                 143,406
                                                    -----------
INSURANCE CARRIERS -- 4.80%
    200       AEGON NV ARS                               16,112
  2,700       ALLSTATE CORP                              64,293
  1,600       AMERICAN GENERAL CORP                      89,800
  4,775       AMERICAN INTERNATIONAL GROUP, INC         522,862
    500       CHUBB CORP                                 33,781
    800       CIGNA CORP                                 60,600
  9,400       CITIGROUP, INC                            557,537
    700       CONSECO, INC                                8,006
    300       JEFFERSON-PILOT CORP                       19,968
    200       SAFECO CORP                                 5,312
    600       ST. PAUL COS, INC                          20,475
                                                    -----------
                                                      1,398,746
                                                    -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES -- 0.92%
    800       HASBRO, INC                                13,200
  1,600       MATTEL, INC                                16,700
  2,700       MINNESOTA MINING & MANUFACTURING CO       239,118
                                                    -----------
                                                        269,018
                                                    -----------
MISCELLANEOUS RETAIL -- 0.46%
  1,200       CVS CORP                                   45,075
    700   *   TOYS R US, INC                             10,368
  3,000       WALGREEN CO                                77,250
                                                    -----------
                                                        132,693
                                                    -----------
MOTION PICTURES -- 2.24%
  6,600       DISNEY (WALT) CO                          273,075
  3,800       TIME WARNER, INC                          380,000
                                                    -----------
                                                        653,075
                                                    -----------

SHARES                                                 VALUE
NONDEPOSITORY INSTITUTIONS -- 2.85%
  2,000       AMERICAN EXPRESS CO                   $   297,875
  3,300       ASSOCIATES FIRST CAPITAL CORP              70,743
  4,100       FEDERAL NATIONAL MORTGAGE
                ASSOCIATION                             231,393
  2,600       FREDDIE MAC                               114,887
  2,300       HOUSEHOLD INTERNATIONAL, INC               85,818
    900       SLM HOLDINGS CORP                          29,981
                                                    -----------
                                                        830,697
                                                    -----------
OIL AND GAS EXTRACTION -- 2.76%
  2,200       ANADARKO PETROLEUM CORP                    85,112
  1,900       APACHE CORP                                94,525
    400   *   BJ SERVICES CO                             29,550
  2,800       BURLINGTON RESOURCES, INC                 103,600
  1,300       HALLIBURTON CO                             53,300
  1,300       HELMERICH & PAYNE, INC                     40,300
    800       MITCHELL ENERGY & DEVELOPMENT CORP
                (CLASS A)                                17,500
  1,300   *   NABORS INDUSTRIES, INC                     50,456
  1,400       NOBLE AFFILIATES, INC                      45,937
    800   *   NOBLE DRILLING CORP                        33,150
  1,000   *   ROWAN COS, INC                             29,437
  4,800   *   SANTA FE SNYDER CORP                       46,200
    700       TRANSOCEAN SEDCO FOREX, INC                35,918
  3,400       UNION PACIFIC RESOURCES GROUP, INC         49,300
    900       VASTAR RESOURCES, INC                      66,881
    400   *   WEATHERFORD INTERNATIONAL, INC             23,575
                                                    -----------
                                                        804,741
                                                    -----------
PAPER AND ALLIED PRODUCTS -- 0.51%
  1,300       AVERY DENNISON CORP                        79,381
    500       CONSOLIDATED PAPERS, INC                   19,218
  2,100       SONOCO PRODUCTS CO                         49,350
                                                    -----------
                                                        147,949
                                                    -----------
PETROLEUM AND COAL PRODUCTS -- 0.30%
  1,500       MURPHY OIL CORP                            86,437
                                                    -----------
PRIMARY METAL INDUSTRIES -- 0.42%
  1,900       BIRMINGHAM STEEL CORP                       9,737
  1,500       NUCOR CORP                                 75,000
  3,100       WORTHINGTON INDUSTRIES, INC                38,362
                                                    -----------
                                                        123,099
                                                    -----------
PRINTING AND PUBLISHING -- 1.21%
    800       DELUXE CORP                                21,200
    700       DOW JONES & CO, INC                        50,268
  1,500       GANNETT CO, INC                           105,562
    500       KNIGHT-RIDDER, INC                         25,468
  1,300       MCGRAW HILL COS, INC                       59,150
  1,000       NEW YORK TIMES CO (CLASS A)                42,937
    500       TIMES MIRROR CO SERIES A                   46,468
                                                    -----------
                                                        351,053
                                                    -----------
RAILROAD TRANSPORTATION -- 0.22%
  4,500       NORFOLK SOUTHERN CORP                      64,687
                                                    -----------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   69

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS     INSTITUTIONAL SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SHARES                                                 VALUE
RUBBER AND MISCELLANEOUS
  PLASTIC PRODUCTS -- 0.50%
    200       BANDAG, INC                           $     4,600
  1,700       ILLINOIS TOOL WORKS, INC                   93,925
  1,200       NIKE, INC (CLASS B)                        47,550
                                                    -----------
                                                        146,075
                                                    -----------
SECURITY AND COMMODITY BROKERS -- 1.91%
  1,200       MERRILL LYNCH & CO, INC                   126,000
  3,600       MORGAN STANLEY DEAN WITTER & CO           293,625
  2,400       SCHWAB (CHARLES) CORP                     136,350
                                                    -----------
                                                        555,975
                                                    -----------
STONE, CLAY, AND GLASS PRODUCTS -- 0.53%
    800       CORNING, INC                              155,200
                                                    -----------
TRANSPORTATION BY AIR -- 0.47%
    700   *   AMR CORP                                   22,312
    500       DELTA AIRLINES, INC                        26,625
  1,100   *   FEDEX CORP                                 42,900
  1,950       SOUTHWEST AIRLINES CO                      40,584
    200   *   U.S. AIRWAYS GROUP, INC                     5,562
                                                    -----------
                                                        137,983
                                                    -----------
TRANSPORTATION EQUIPMENT -- 0.09%
    600       FEDERAL-MOGUL CORP                         10,012
    200       FLEETWOOD ENTERPRISES, INC                  2,950
    500       MODINE MANUFACTURING CO                    12,562
                                                    -----------
                                                         25,524
                                                    -----------

SHARES/PRINCIPAL                                                VALUE
WHOLESALE TRADE-DURABLE GOODS -- 0.32%
      2,400            GENUINE PARTS CO                      $    57,300
        600            GRAINGER (W.W.), INC                       32,550
        400            IKON OFFICE SOLUTIONS, INC                  2,475
                                                             -----------
                                                                  92,325
                                                             -----------
WHOLESALE TRADE-NONDURABLE GOODS -- 1.24%
        800            CARDINAL HEALTH, INC                       36,700
      3,600            ENRON CORP                                271,256
        700            MCKESSON HBOC, INC                         14,700
      1,100            SYSCO CORP                                 39,256
                                                             -----------
                                                                 361,912
                                                             -----------
TOTAL COMMON STOCK
(Cost $25,590,232)                                            28,973,480
                                                             -----------
SHORT TERM INVESTMENT -- 1.18%
U.S. GOVERNMENT AGENCY -- 1.18%
                       FEDERAL HOME LOAN BANK (FHLB)
   $343,000              5.900%, 04/03/00                        342,888
                                                             -----------
TOTAL SHORT TERM INVESTMENT
(Cost $342,888)                                                  342,888
                                                             -----------
TOTAL PORTFOLIO
(Cost $25,933,120)                                           $29,316,368
                                                             ===========

---------------
* Non-income producing

 70  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)   SUMMARY BY INDUSTRY

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                         VALUE          %
BONDS

CORPORATE BONDS
ASSET BACKED                          $  2,973,765      2.73%
BUSINESS SERVICES                          979,300      0.90
COMMUNICATIONS                           3,330,285      3.05
DEPOSITORY INSTITUTIONS                  1,888,205      1.73
ELECTRIC, GAS, AND SANITARY SERVICES     2,562,340      2.35
FOOD AND KINDRED PRODUCTS                  997,810      0.91
FOOD STORES                                496,930      0.46
GENERAL MERCHANDISE STORES                 972,880      0.89
INSTRUMENTS AND RELATED PRODUCTS           692,874      0.64
MOTION PICTURES                          1,004,895      0.92
NONDEPOSITORY INSTITUTIONS               3,913,200      3.59
OTHER MORTGAGE BACKED SECURITIES           436,729      0.40
PETROLEUM AND COAL PRODUCTS              1,443,695      1.32
PRINTING AND PUBLISHING                    496,010      0.45
RAILROAD TRANSPORTATION                    402,716      0.37
SECURITY AND COMMODITY BROKERS             993,430      0.91
TRANSPORTATION EQUIPMENT                 2,952,240      2.71
                                      ------------    ------
TOTAL CORPORATE BONDS
(Cost $26,149,333)                      26,537,304     24.33

                                         VALUE          %
                                      ------------    ------
GOVERNMENT BONDS
AGENCY SECURITIES                     $ 11,538,900     10.58%
FOREIGN GOVERNMENT BONDS                 1,693,110      1.55
MORTGAGE BACKED SECURITIES              36,061,048     33.06
U.S. TREASURY SECURITIES                28,708,950     26.33
                                      ------------    ------
TOTAL GOVERNMENT BONDS
(Cost $77,999,687)                      78,002,008     71.52
                                      ------------    ------
TOTAL BONDS
(Cost $104,149,020)                    104,539,312     95.85
                                      ------------    ------
SHORT TERM INVESTMENTS
COMMERCIAL PAPER                         2,486,200      2.28
U.S. GOVERNMENT AND AGENCIES            26,451,170     24.25
                                      ------------    ------
TOTAL SHORT TERM INVESTMENTS
(Cost $28,937,370)                      28,937,370     26.53
                                      ------------    ------
TOTAL PORTFOLIO
(Cost $133,086,390)                    133,476,682    122.38
OTHER ASSETS & LIABILITIES, NET        (24,408,136)   (22.38)
                                      ------------    ------
NET ASSETS                            $109,068,546    100.00%
                                      ============    ======

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                               RATINGS+      VALUE
BONDS -- 95.85%
CORPORATE BONDS -- 24.33%
ASSET BACKED -- 2.73%
                  CONSECO FINANCE SERIES 2000-1 (CLASS A2)
 $1,000,000       7.190%, 05/01/31        AAA       $    997,180
                  MBNA MASTER CREDIT CARD TRUST SERIES 1999-1
                    (CLASS A)
    500,000       6.400%, 01/18/05        AAA            492,030
                  NAVISTAR FINANCIAL CORP SERIES 2000-A
                    (CLASS A4)
    500,000       7.340%, 01/15/07        AAA            502,345
                  RESIDENTIAL ASSET SECURITIES CORP SERIES
                    1999-KS3
                    (CLASS AI3)
    500,000       7.180%, 01/25/25        AAA            490,880
                  VANDERBILT MORTGAGE FINANCE SERIES 1999-D
                    (CLASS 1A2)
    500,000       6.815%, 08/07/12        AAA            491,330
                                                    ------------
                                                       2,973,765
                                                    ------------
BUSINESS SERVICES -- 0.90%
                  ELECTRONIC DATA SYSTEMS NOTE
    500,000       7.125%, 10/15/09        A1             489,765
    500,000       7.450%, 10/15/29        A1             489,535
                                                    ------------
                                                         979,300
                                                    ------------
COMMUNICATIONS -- 3.05%
                  AT&T CORP NOTE
    500,000       6.500%, 03/15/29        A1             433,415
                  LUCENT TECHNOLOGIES, INC DEB
    500,000       6.450%, 03/15/29        A2             439,390
                  QWEST COMMUNICATIONS INTERNATIONAL (SR NOTE)
    500,000       7.250%, 11/01/08        BA1            490,225
                  U.S. WEST CAPITAL FUNDING, INC (GUARANTEE
                    NOTE)
    500,000       6.875%, 08/15/01        BAA1           497,055
                  VODAFONE AIRTOUCH PLC NOTE
  1,000,000   +   7.625%, 02/15/05        A2           1,012,130
                  WORLDCOM, INC (SR NOTE)
    500,000       6.950%, 08/15/28        BAA2           458,070
                                                    ------------
                                                       3,330,285
                                                    ------------
DEPOSITORY INSTITUTIONS -- 1.73%
                  BANK OF AMERICA CORP (SR NOTE)
    500,000       6.125%, 07/15/04        AA2            478,510

     + As provided by Moody's Investors
                              Services.

 PRINCIPAL                               RATINGS+      VALUE
                  CHASE MANHATTAN CORP (SUB NOTE)
 $1,000,000       7.000%, 11/15/09        A1        $    967,590
                  FLEET NATIONAL BANK (SUB NOTE)
    500,000       5.750%, 01/15/09        A2             442,105
                                                    ------------
                                                       1,888,205
                                                    ------------
ELECTRIC, GAS, AND SANITARY SERVICES -- 2.35%
                  CENTRAL POWER & LIGHT CO (FIRST MORTGAGE)
    500,000       6.625%, 07/01/05        A3             458,445
                  DUKE CAPITAL CORP (SR NOTE)
    500,000       7.250%, 10/01/04        A3             498,390
                  ILLINOIS POWER (FIRST MORTGAGE)
    500,000       7.500%, 06/15/09        BAA1           489,305
                  PENN POWER & LIGHT (SR NOTE)
    500,000       7.750%, 04/15/05        BAA2           494,940
                  WILLIAMS COS NOTE
    640,000       6.200%, 08/01/02        BAA2           621,260
                                                    ------------
                                                       2,562,340
                                                    ------------
FOOD AND KINDRED PRODUCTS -- 0.91%
                  DIAGEO CAPITAL PLC (GUARANTEE NOTE)
  1,000,000       7.250%, 11/01/09        A1             997,810
                                                    ------------
FOOD STORES -- 0.46%
                  SAFEWAY, INC NOTE
    500,000       7.250%, 09/15/04        BAA2           496,930
                                                    ------------
GENERAL MERCHANDISE STORES -- 0.89%
                  WAL-MART STORES, INC (SR NOTE)
  1,000,000       6.875%, 08/10/09        AA2            972,880
                                                    ------------
INSTRUMENTS AND RELATED PRODUCTS -- 0.64%
                  EASTMAN KODAK CO (MEDIUM TERM NOTE)
    700,000       6.500%, 08/15/01        A2             692,874
                                                    ------------
MOTION PICTURES -- 0.92%
                  DISNEY (WALT) CO NOTE
    500,000       7.300%, 02/01/05        A2             501,460
                  TIME WARNER, INC NOTE
    500,000       7.750%, 06/15/05        BAA3           503,435
                                                    ------------
                                                       1,004,895
                                                    ------------
NONDEPOSITORY INSTITUTIONS -- 3.59%
                  ASSOCIATES CORP NA DEB
    500,000       6.950%, 11/01/18        AA3            453,940
                  FORD MOTOR CREDIT CO NOTE
  1,000,000       7.500%, 03/15/05        A1           1,000,610

 72  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                               RATINGS+      VALUE
NONDEPOSITORY INSTITUTIONS -- (CONTINUED)
                  GENERAL ELECTRIC CAPITAL CORP NOTE
 $1,000,000       7.000%, 03/01/02        AAA       $    997,490
                  GENERAL MOTORS ACCEPTANCE CORP NOTE
  1,000,000       6.850%, 06/17/04        A2             976,660
                  NEWCOURT CREDIT GROUP NOTE
    500,000   +   6.875%, 02/16/05        A1             484,500
                                                    ------------
                                                       3,913,200
                                                    ------------
OTHER MORTGAGE BACKED SECURITIES -- 0.40%
                  BEAR STERNS COMMERCIAL MORTGAGE SECURITIES
                    SERIES 1999-WF2 (CLASS A2)
    250,000       7.080%, 06/15/09        AAA            248,877
                  COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1
                    (CLASS A3)
    200,000       6.640%, 09/17/10        AAA            187,852
                                                    ------------
                                                         436,729
                                                    ------------
PETROLEUM AND COAL PRODUCTS -- 1.32%
                  CHEVRON CORP NOTE
  1,000,000       6.625%, 10/01/04        AA2            977,780
                  CONOCO, INC (SR NOTE)
    500,000       6.350%, 04/15/09        A3             465,915
                                                    ------------
                                                       1,443,695
                                                    ------------
PRINTING AND PUBLISHING -- 0.45%
                  TIMES MIRROR NOTE
    500,000       6.650%, 10/15/01        A2             496,010
                                                    ------------
RAILROAD TRANSPORTATION -- 0.37%
                  NORFOLK SOUTHERN CORP (SR NOTE)
    445,000       6.200%, 04/15/09        BAA1           402,716
                                                    ------------
SECURITY AND COMMODITY BROKERS -- 0.91%
                  MORGAN STANLEY DEAN
                    WITTER
  1,000,000       7.125%, 01/15/03        AA3            993,430
                                                    ------------
TRANSPORTATION EQUIPMENT -- 2.71%
                  BOMBADIER CAPITAL, INC NOTE
    500,000   +   7.300%, 12/15/02        A3             492,050
                  DAIMLERCHRYSLER NA HOLDINGS (GUARANTEE NOTE)
    500,000       6.460%, 12/07/01        A1             494,365
                  FORD MOTOR CO NOTE
    500,000       7.450%, 07/16/31        A1             483,550
                  LOCKHEED MARTIN CORP
    500,000       8.200%, 12/01/09        BAA3           500,590
                  TRW, INC (SR NOTE)
    500,000   +   6.500%, 06/01/02        BAA1           489,240

     + As provided by Moody's Investors
                              Services.

 PRINCIPAL                               RATINGS+      VALUE
                  UNITED TECHNOLOGY CORP DEB
 $  500,000       7.500%, 09/15/29        A2        $    492,445
                                                    ------------
                                                       2,952,240
                                                    ------------
TOTAL CORPORATE BONDS
(Cost $26,149,333)                                    26,537,304
                                                    ------------
GOVERNMENT BONDS -- 71.52%
AGENCY SECURITIES -- 10.58%
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  5,000,000       5.500%, 05/15/02        AAA          4,857,800
  2,500,000       5.000%, 01/15/04        AAA          2,330,475
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  3,500,000       5.250%, 01/15/03        AAA          3,338,125
  1,000,000       7.125%, 01/15/30        AAA          1,012,500
                                                    ------------
                                                      11,538,900
                                                    ------------
FOREIGN GOVERNMENT BONDS -- 1.55%
                  CANADA GOVERNMENT
    500,000       6.750%, 08/28/06        AA2            492,865
                  UNITED MEXICAN STATES
    200,000       9.875%, 02/01/10        BAA3           210,500
                  QUEBEC PROVINCE CANADA
    500,000       7.000%, 01/30/07        A2             487,350
    500,000       7.500%, 09/15/29        A2             502,395
                                                    ------------
                                                       1,693,110
                                                    ------------
 MORTGAGE BACKED SECURITIES -- 33.06%
                  FEDERAL HOME LOAN MORTGAGE CORP GOLD (FGLMC)
    350,000   --  7.000%, 04/25/15                       343,546
    491,190       6.500%, 10/01/28                       461,444
    746,850       6.500%, 02/01/29                       701,621
  1,985,688       6.500%, 07/01/29                     1,864,184
    491,284       6.500%, 09/01/29                       461,532
  3,600,000   --  7.000%, 04/25/30                     3,463,308
  2,650,000   --  7.500%, 04/25/30                     2,606,514
  4,200,000   --  8.000%, 04/25/30                     4,216,422
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  1,479,969       6.000%, 09/01/13                     1,398,719
    336,296       6.500%, 12/01/13                       324,146
    480,151       6.000%, 06/01/14                       452,230
    482,679       6.500%, 07/01/14                       464,936
    474,182       7.000%, 07/01/14                       466,012
  1,000,000   --  6.500%, 04/25/15                       962,180
  2,500,000   --  7.000%, 04/25/15                     2,455,850
    487,554       6.000%, 01/01/29                       444,069
    305,123       6.000%, 02/01/29                       277,909
    479,978       6.500%, 04/01/29                       450,416
    741,073       6.000%, 07/01/29                       674,740
    442,440       6.500%, 07/01/29                       414,911

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                     INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                             VALUE
MORTGAGE BACKED SECURITIES -- (CONTINUED)
 $  745,143       7.500%, 07/01/29                  $    733,146
  4,200,000   --  7.000%, 04/25/30                     4,037,922
  2,750,000   --  7.500%, 04/25/30                     2,703,168
  2,000,000   --  8.500%, 04/25/30                     2,040,000
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                    (GNMA)
  1,455,976       6.500%, 05/15/28                     1,374,077
  1,526,720       6.500%, 12/15/28                     1,440,842
    496,928       7.000%, 07/15/29                       481,737
    347,934       7.500%, 07/15/29                       345,467
                                                    ------------
                                                      36,061,048
                                                    ------------
U.S. TREASURY SECURITIES -- 26.33%
                  U.S. TREASURY BONDS
    500,000       7.500%, 11/15/01                       507,345
  1,150,000       12.000%, 08/15/13                    1,552,857
  1,500,000       8.875%, 08/15/17                     1,919,055
 11,280,000       8.875%, 02/15/19                    14,593,500
                  U.S. TREASURY NOTES
  5,000,000       5.875%, 11/30/01                     4,949,200
  3,250,000       6.250%, 01/31/02                     3,234,758
                  U.S. TREASURY STRIPS
  2,500,000       0.000%, 11/15/09                     1,352,775
  1,500,000       0.000%, 02/15/15                       599,460
                                                    ------------
                                                      28,708,950
                                                    ------------
TOTAL GOVERNMENT BONDS
(Cost $77,999,687)                                    78,002,008
                                                    ------------
TOTAL BONDS
(Cost $104,149,020)                                  104,539,312
                                                    ------------
SHORT TERM INVESTMENTS -- 26.53%
COMMERCIAL PAPER -- 2.28%
                  EMERSON ELECTRIC CO
  1,000,000   *   5.870%, 05/02/00                       994,945
                  HONEYWELL, INC
  1,000,000   *   5.900%, 05/08/00                       993,936
                  MOTOROLA CREDIT CORP
    500,000   *   5.850%, 05/04/00                       497,319
                                                    ------------
                                                       2,486,200
                                                    ------------

 PRINCIPAL                                             VALUE
U.S. GOVERNMENT AND AGENCIES -- 24.25%
                  FEDERAL HOME LOAN BANKS (FHLB)
 $  410,000       5.900%, 04/03/00                  $    409,866
  3,353,000   *   5.740%, 04/19/00                     3,343,377
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  1,370,000       5.720%, 04/04/00                     1,369,347
 14,599,000   *   5.940%, 04/18/00                    14,558,050
  2,690,000   *   5.810%, 05/25/00                     2,666,556
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  2,738,000   *   5.820%, 05/11/00                     2,720,294
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  1,385,000       5.720%, 04/07/00                     1,383,680
                                                    ------------
                                                      26,451,170
                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $28,937,370)                                    28,937,370
                                                    ------------
TOTAL PORTFOLIO
(Cost $133,086,390)                                 $133,476,682
                                                    ============

---------------

+ Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2000, the value of these securities amounted to $2,477,920 or 2.27% of net assets.
* All or portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
-- These securities were purchased on a delayed delivery basis.

---------------
OTHER INFORMATION

   The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

MOODY'S RATINGS
AAA, AA, A           32.63%
BAA                   4.94%
BA                    0.47%

   U.S. Government obligations represent 61.96% of the long-term debt portfolio value and are not reflected in the above ratings.

 74  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS             INSTITUTIONAL MONEY MARKET FUND

                      STATEMENT OF INVESTMENTS (UNAUDITED)   SUMMARY BY INDUSTRY

                                 March 31, 2000
          ------------------------------------------------------------
          ------------------------------------------------------------

                                          VALUE         %
SHORT TERM INVESTMENTS
COMMERCIAL PAPER                       $24,487,457     97.69%
U.S. GOVERNMENT & AGENCIES                 633,752      2.53
                                       -----------    ------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,121,209)                      25,121,209    100.22
                                       -----------    ------
TOTAL PORTFOLIO
(Cost $25,121,209)                      25,121,209    100.22
OTHER ASSETS & LIABILITIES, NET            (55,489)    (0.22)
                                       -----------    ------
NET ASSETS                             $25,065,720    100.00%
                                       ===========    ======

                      STATEMENT OF INVESTMENTS (UNAUDITED)

                                 March 31, 2000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PRINCIPAL                                             VALUE
 SHORT TERM INVESTMENTS -- 100.22%
COMMERCIAL PAPER -- 97.69%
              ABBOT LABORATORIES CO
  $  700,000    5.950%, 4/13/00                     $   698,612
              ASSET SECURITIZATION COOP CORP
   1,000,000  - 6.060%, 5/19/00                         991,920
              ASSOCIATES CORP OF NORTH AMERICA
   1,000,000    5.880%, 5/19/00                         992,160
              BELLSOUTH TELECOMMUNICATIONS, INC
   1,000,000    5.770%, 4/3/00                          999,679
              CAMPBELL SOUP CO
   1,000,000    5.800%, 4/20/00                         996,939
              CATERPILLAR FINANCIAL SERVICES CORP
   1,000,000  - 5.970%, 7/18/00                         982,090
              COCA COLA CO
     240,000    5.850%, 5/1/00                          238,830
              CORPORATE ASSET FUNDING CORP, INC
   1,000,000  - 5.890%, 5/8/00                          993,946
              DELAWARE FUNDING CORP
   1,000,000  - 5.870%, 4/26/00                         995,924
              DUPONT (E.I.) DE NEMOURS & CO
   1,150,000    5.770%, 4/14/00                       1,147,604
              EASTMAN KODAK CO
     340,000    5.850%, 5/8/00                          337,956
              ENTERPRISE FUNDING CORP
     843,000  - 5.880%, 4/28/00                         839,282
              FORD MOTOR CREDIT CO
   1,000,000    5.920%, 6/6/00                          989,146
              FORTUNE BRANDS, INC
   1,000,000    6.350%, 4/3/00                          999,647
              GENERAL ELECTRIC CAPITAL CORP
     192,000    6.000%, 4/3/00                          191,936
              GOLDMAN SACHS GROUP LP
     995,000    5.900%, 5/8/00                          988,966
              GTE FUNDING, INC
     800,000    6.030%, 4/14/00                         798,258
              HEINZ (H.J.) CO
   1,000,000    5.960%, 4/27/00                         995,696
              HONEYWELL, INC
     145,000    5.850%, 4/12/00                         144,741
     200,000    5.900%, 5/8/00                          198,787
              MERCK & CO, INC
   1,000,000    6.020%, 4/20/00                         996,823

 PRINCIPAL                                             VALUE
              MOTIVA ENTERPRISES LLC
  $  995,000    5.770%, 4/3/00                      $   994,681
              NATIONAL RURAL UTILITIES COOP FINANCE
     241,000    6.110%, 7/18/00                         236,582
     500,000  - 6.120%, 7/19/00                         490,735
              PARK AVENUE RECEIVABLES CORP
   1,000,000  - 6.060%, 4/20/00                         996,802
              SAINT PAUL CO
     264,000    6.000%, 4/26/00                         262,900
              SARA LEE CORP
   1,000,000    6.200%, 4/3/00                          999,656
              SBC COMMUNICATIONS, INC
   1,000,000  - 5.830%, 4/13/00                         998,057
              SHERWIN-WILLIAMS CO
   1,000,000    6.050%, 5/10/00                         993,446
              STANLEY WORKS
   1,000,000    5.830%, 4/3/00                          999,676
              WAL-MART STORES, INC
   1,000,000    6.030%, 4/25/00                         995,980
                                                    -----------
                                                     24,487,457
                                                    -----------
U.S. GOVERNMENT & AGENCIES -- 2.53%
              FEDERAL HOME LOAN BANK (FHLB)
     169,000    5.770%, 4/20/00                         168,485
              FEDERAL HOME LOAN MORTGAGE CORP
              (FHLMC)
      95,000    5.550%, 4/4/00                           94,956
     269,000    6.000%, 6/8/00                          265,951
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA)
     105,000    5.780%, 5/9/00                          104,360
                                                    -----------
                                                        633,752
                                                    -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,121,209)                                   25,121,209
                                                    -----------
TOTAL PORTFOLIO
(Cost $25,121,209)                                  $25,121,209
                                                    ===========

---------------

- Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   75

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2000                                                       (Unaudited)

                          INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                          INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                           EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
-----------------------------------------------------------------------------------------------------------------------

ASSETS
  Portfolio investments,
    at cost                $48,454,013     $71,337,533     $30,315,647     $45,343,647     $25,933,120    $133,086,390
  Net unrealized
    appreciation of
    portfolio
    investments              8,310,112      15,680,034       4,481,806       5,439,362       3,383,248         390,292
-----------------------------------------------------------------------------------------------------------------------
  Portfolio investments,
    at value                56,764,125      87,017,567      34,797,453      50,783,009      29,316,368     133,476,682
  Cash                         279,725           2,715           2,466           2,145             874             494
  Dividends and interest
    receivable                  68,970          32,888          24,671          35,689          20,573       1,082,109
  Receivable from
    securities
    transactions             1,382,495         114,488         326,225          17,142              --       1,685,031
  Receivable for Fund
    shares sold                 72,514         249,273          40,000          22,940              --          62,239
  Due from investment
    advisor                      3,680              --          13,141          10,020          15,176              --
-----------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS            58,571,509      87,416,931      35,203,956      50,870,945      29,352,991     136,306,555
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
  Accrued expenses              63,556          56,908          72,376          72,129          75,928          51,696
  Payable for securities
    transactions             1,011,317       2,683,064         931,518          12,481              --      27,042,274
  Payable for Fund
    shares redeemed            944,000              --         619,000              --         140,000           1,019
  Income distribution
    payable                         --              --          51,044              --              --         134,580
  Due to investment
    advisor                         --           2,349              --              --              --           8,440
-----------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES        2,018,873       2,742,321       1,673,938          84,610         215,928      27,238,009
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                 $56,552,636     $84,674,610     $33,530,018     $50,786,335     $29,137,063    $109,068,546
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
  Paid-in capital          $41,944,726     $69,832,210     $28,863,162     $45,215,626     $25,289,590    $109,006,904
  Accumulated
    undistributed
    (overdistributed)
    net investment
    income                      42,458          60,574           8,425          91,288          68,143            (531)
  Accumulated
    undistributed net
    realized gain (loss)
    on investments           6,254,336        (898,225)        176,631          40,059         396,082        (328,119)
  Accumulated net
    unrealized
    appreciation on
    investments              8,311,116      15,680,051       4,481,800       5,439,362       3,383,248         390,292
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS                 $56,552,636     $84,674,610     $33,530,018     $50,786,335     $29,137,063    $109,068,546
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Outstanding shares of
  beneficial interest,
  unlimited number of
  shares authorized
  ($.0001 par value)         3,649,502       6,236,039       2,878,403       4,354,142       2,526,550      11,033,426

NET ASSET VALUE, PER
  SHARE                         $15.50          $13.58          $11.65          $11.66          $11.53           $9.89
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                          INSTITUTIONAL
                          MONEY MARKET
                              FUND
------------------------  -------------
ASSETS
  Portfolio investments,
    at cost                $25,121,209
  Net unrealized
    appreciation of
    portfolio
    investments                     --
-----------------------------------------------------
  Portfolio investments,
    at value                25,121,209
  Cash                          27,730
  Dividends and interest
    receivable                      --
  Receivable from
    securities
    transactions                    --
  Receivable for Fund
    shares sold                  7,112
  Due from investment
    advisor                     15,368
-------------------------------------------------------------------
    TOTAL ASSETS            25,171,419
---------------------------------------------------------------------------------
LIABILITIES
  Accrued expenses              75,852
  Payable for securities
    transactions                    --
  Payable for Fund
    shares redeemed             10,000
  Income distribution
    payable                     19,847
  Due to investment
    advisor                         --
-----------------------------------------------------------------------------------------------
    TOTAL LIABILITIES          105,699
-------------------------------------------------------------------------------------------------------------
NET ASSETS                 $25,065,720
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid-in capital          $25,065,726
  Accumulated
    undistributed
    (overdistributed)
    net investment
    income                          --
  Accumulated
    undistributed net
    realized gain (loss)
    on investments                  (6)
  Accumulated net
    unrealized
    appreciation on
    investments                     --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                 $25,065,720
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Outstanding shares of
  beneficial interest,
  unlimited number of
  shares authorized
  ($.0001 par value)        25,065,726
NET ASSET VALUE, PER
  SHARE                          $1.00
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

 76  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2000                              (Unaudited)

                                 INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                 INTERNATIONAL   GROWTH EQUITY     GROWTH &      EQUITY INDEX    SOCIAL CHOICE       BOND
                                  EQUITY FUND        FUND         INCOME FUND        FUND         EQUITY FUND        FUND
------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                        $    16,610     $    32,498     $   18,621      $   11,387      $    2,603      $1,816,848
  Dividends                           130,995         110,113        148,043         182,561         157,058              --
  Foreign taxes withheld              (14,265)           (390)          (242)            (25)           (201)             --
------------------------------------------------------------------------------------------------------------------------------
    Total income                      133,340         142,221        166,422         193,923         159,460       1,816,848
------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Investment management fees           54,245          56,833         34,017          27,127          25,626          49,875
  Custody and administration           72,000          72,000         72,000          72,000          72,000          72,000
  Audit and legal                      16,800          19,950         11,550          12,600          10,500          23,100
  Shareholder servicing                 9,000           9,000          9,000           9,000           9,000           9,000
  Printing                              4,798           5,698          3,299           3,598           2,999           6,597
  Registration                          5,618           6,671          3,862           4,213           3,511           7,725
  Trustee fees and expenses               454             502            421             416             410             514
  Other                                 2,043           2,426          1,404           1,532           1,277           2,809
------------------------------------------------------------------------------------------------------------------------------
  Total expenses before fee
    waiver and expense
    reimbursement                     164,958         173,080        135,553         130,486         125,323         171,620
    Less investment management
      fees waived by the
      investment advisor (see
      Note 3)                          18,082          17,297         10,353          10,549           9,441          13,854
    Less expenses reimbursed by
      the investment advisor
      (see Note 3)                     88,613         101,421         92,662          94,317          91,605         105,120
------------------------------------------------------------------------------------------------------------------------------
    Net expenses                       58,263          54,362         32,538          25,620          24,277          52,646
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                75,077          87,859        133,884         168,303         135,183       1,764,202
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL
  INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments           6,396,972        (371,237)       203,417          55,173         401,410        (318,511)
    Foreign currency
      transactions                    (39,190)         (1,033)           909              --              --              --
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
    total investments               6,357,782        (372,270)       204,326          55,173         401,410        (318,511)
------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized
    appreciation on:
    Portfolio investments           6,815,101      14,721,067      5,098,798       6,205,737       3,826,924         450,599
    Translations of assets
      (other than portfolio
      investments) and
      liabilities denominated
      in foreign currencies             1,170              17            342              --              --              --
------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
    appreciation on total
    investments                     6,816,271      14,721,084      5,099,140       6,205,737       3,826,924         450,599
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss) on total
    investments                    13,174,053      14,348,814      5,303,466       6,260,910       4,228,334         132,088
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $13,249,130     $14,436,673     $5,437,350      $6,429,213      $4,363,517      $1,896,290
==============================================================================================================================

                                 INSTITUTIONAL
                                 MONEY MARKET
                                     FUND
-------------------------------  -------------
INVESTMENT INCOME
  Interest                         $752,920
  Dividends                              --
  Foreign taxes withheld                 --
--------------------------------------------
    Total income                    752,920
--------------------------------------------
EXPENSES
  Investment management fees         19,398
  Custody and administration         72,000
  Audit and legal                    10,500
  Shareholder servicing               9,000
  Printing                            2,999
  Registration                        3,511
  Trustee fees and expenses             400
  Other                               1,277
--------------------------------------------
  Total expenses before fee
    waiver and expense
    reimbursement                   119,085
    Less investment management
      fees waived by the
      investment advisor (see
      Note 3)                         6,466
    Less expenses reimbursed by
      the investment advisor
      (see Note 3)                   91,928
--------------------------------------------
    Net expenses                     20,691
--------------------------------------------
  Net investment income             732,229
--------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL
  INVESTMENTS
  Realized gain (loss) on:
    Portfolio investments                (6)
    Foreign currency
      transactions                       --
--------------------------------------------
  Net realized gain (loss) on
    total investments                    (6)
--------------------------------------------
  Change in unrealized
    appreciation on:
    Portfolio investments                --
    Translations of assets
      (other than portfolio
      investments) and
      liabilities denominated
      in foreign currencies              --
--------------------------------------------
  Net change in unrealized
    appreciation on total
    investments                          --
--------------------------------------------
  Net realized and unrealized
    gain (loss) on total
    investments                          (6)
--------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS        $732,223
============================================

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   77

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                       INSTITUTIONAL INTERNATIONAL EQUITY FUND   INSTITUTIONAL GROWTH EQUITY FUND
                                       ---------------------------------------   ---------------------------------
                                                             FOR THE PERIOD                       FOR THE PERIOD
                                                             JUNE 14, 1999                         JUNE 14, 1999
                                         FOR THE SIX        (COMMENCEMENT OF      FOR THE SIX    (COMMENCEMENT OF
                                         MONTHS ENDED        OPERATIONS) TO      MONTHS ENDED     OPERATIONS) TO
                                          MARCH 31,          SEPTEMBER 30,         MARCH 31,       SEPTEMBER 30,
                                             2000                 1999               2000              1999
------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)                              (UNAUDITED)
CHANGE IN NET ASSETS

OPERATIONS:
  Net investment income                  $     75,077          $   115,059       $     87,859       $    55,696
  Net realized gain (loss) on total
    investments                             6,357,782               60,618           (372,270)         (525,955)
  Net change in unrealized
    appreciation (depreciation) on
    total investments                       6,816,271            1,494,845         14,721,084           958,967
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                           13,249,130            1,670,522         14,436,673           488,708
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (126,361)                  --            (82,981)               --
  From realized gains                        (185,381)                  --                 --                --
------------------------------------------------------------------------------------------------------------------
    Total distributions                      (311,742)                  --            (82,981)               --
------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
  Seed money subscriptions                         --           25,000,000                 --        25,000,000
  Seed money redemptions                  (23,042,000)            (705,000)       (23,534,531)       (3,866,000)
  Subscriptions                            39,713,415            1,506,641         66,184,417         8,911,963
  Reinvestment of distributions               221,913                   --             30,391                --
  Exchanges among the Funds, net               (6,500)                  --           (719,755)               --
  Redemptions                                (743,743)                  --         (2,174,275)               --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      share transactions                   16,143,085           25,801,641         39,786,247        30,045,963
------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net
      assets                               29,080,473           27,472,163         54,139,939        30,534,671

NET ASSETS
  Beginning of period                      27,472,163                   --         30,534,671                --
------------------------------------------------------------------------------------------------------------------
  End of period                          $ 56,552,636          $27,472,163       $ 84,674,610       $30,534,671
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    period                                  2,576,163                   --          3,010,648                --
------------------------------------------------------------------------------------------------------------------
  Seed shares sold                                 --            2,500,000                 --         2,500,000
  Seed shares redeemed                     (1,639,508)             (68,391)        (2,124,149)         (376,791)
  Shares sold                               2,745,747              144,554          5,581,948           887,439
  Shares issued in reinvestment of
    distributions                              15,694                   --              2,487                --
  Shares exchanged among the Funds,
    net                                          (464)                  --            (55,833)               --
  Shares redeemed                             (48,130)                  --           (179,062)               --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                           1,073,339            2,576,163          3,225,391         3,010,648
------------------------------------------------------------------------------------------------------------------
    Shares outstanding, end of period       3,649,502            2,576,163          6,236,039         3,010,648
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

                                       INSTITUTIONAL GROWTH & INCOME FUND
                                       -----------------------------------
                                                          FOR THE PERIOD
                                                          JUNE 14, 1999
                                        FOR THE SIX      (COMMENCEMENT OF
                                        MONTHS ENDED      OPERATIONS) TO
                                         MARCH 31,        SEPTEMBER 30,
                                            2000               1999
-------------------------------------  -----------------------------------
                                        (UNAUDITED)
CHANGE IN NET ASSETS
OPERATIONS:
  Net investment income                 $    133,884        $    91,824
  Net realized gain (loss) on total
    investments                              204,326            (14,904)
  Net change in unrealized
    appreciation (depreciation) on
    total investments                      5,099,140           (617,340)
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      operations                           5,437,350           (540,420)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                (127,855)           (89,556)
  From realized gains                        (12,663)                --
------------------------------------------------------------------------------------------------------------------
    Total distributions                     (140,518)           (89,556)
------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Seed money subscriptions                        --         25,000,000
  Seed money redemptions                 (16,277,000)        (5,960,000)
  Subscriptions                           20,036,024          6,693,228
  Reinvestment of distributions               62,168             70,995
  Exchanges among the Funds, net                  --                 --
  Redemptions                               (762,253)                --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      share transactions                   3,058,939         25,804,223
------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net
      assets                               8,355,771         25,174,247
NET ASSETS
  Beginning of period                     25,174,247                 --
------------------------------------------------------------------------------------------------------------------
  End of period                         $ 33,530,018        $25,174,247
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    period                                 2,580,060                 --
------------------------------------------------------------------------------------------------------------------
  Seed shares sold                                --          2,500,000
  Seed shares redeemed                    (1,470,658)          (586,384)
  Shares sold                              1,832,493            659,292
  Shares issued in reinvestment of
    distributions                              5,522              7,152
  Shares exchanged among the Funds,
    net                                           --                 --
  Shares redeemed                            (69,014)                --
------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                            298,343          2,580,060
------------------------------------------------------------------------------------------------------------------
    Shares outstanding, end of period      2,878,403          2,580,060
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

 78  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

    INSTITUTIONAL EQUITY INDEX FUND   INSTITUTIONAL SOCIAL CHOICE EQUITY FUND       INSTITUTIONAL BOND FUND
    -------------------------------   ---------------------------------------   -------------------------------
                    FOR THE PERIOD                          FOR THE PERIOD                      FOR THE PERIOD
                    JUNE 14, 1999                           JUNE 14, 1999                       JUNE 14, 1999
    FOR THE SIX    (COMMENCEMENT OF     FOR THE SIX        (COMMENCEMENT OF     FOR THE SIX    (COMMENCEMENT OF
    MONTHS ENDED    OPERATIONS) TO      MONTHS ENDED        OPERATIONS) TO      MONTHS ENDED    OPERATIONS) TO
     MARCH 31,      SEPTEMBER 30,        MARCH 31,          SEPTEMBER 30,        MARCH 31,      SEPTEMBER 30,
        2000             1999               2000                 1999               2000             1999
---------------------------------------------------------------------------------------------------------------
    (UNAUDITED)                         (UNAUDITED)                             (UNAUDITED)

    $   168,303      $    98,672         $   135,183          $    94,101       $ 1,764,202      $   471,329
         55,173           56,235             401,410               (5,328)         (318,511)          (6,110)
      6,205,737         (766,375)          3,826,924             (443,676)          450,599          (60,307)
---------------------------------------------------------------------------------------------------------------
      6,429,213         (611,468)          4,363,517             (354,903)        1,896,290          404,912
---------------------------------------------------------------------------------------------------------------

       (175,687)              --            (161,141)                  --        (1,765,136)        (470,926)
        (71,349)              --                  --                   --            (3,498)              --
---------------------------------------------------------------------------------------------------------------
       (247,036)              --            (161,141)                  --        (1,768,634)        (470,926)
---------------------------------------------------------------------------------------------------------------

             --       25,000,000                  --           25,000,000                --       25,000,000
     (2,289,000)        (295,000)           (267,000)            (722,000)       (1,335,000)      (1,944,000)
     21,759,669          970,150             370,923              807,650        79,849,750        6,596,006
        232,334               --             155,937                   --         1,301,633          417,443
             --               --                  --                   --           102,855          350,425
       (162,527)              --             (55,920)                  --        (1,332,208)              --
---------------------------------------------------------------------------------------------------------------
     19,540,476       25,675,150             203,940           25,085,650        78,587,030       30,419,874
---------------------------------------------------------------------------------------------------------------
     25,722,653       25,063,682           4,406,316           24,730,747        78,714,686       30,353,860

     25,063,682               --          24,730,747                   --        30,353,860               --
---------------------------------------------------------------------------------------------------------------
    $50,786,335      $25,063,682         $29,137,063          $24,730,747       $109,068,546     $30,353,860
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

      2,567,842               --           2,508,015                   --         3,043,968               --
---------------------------------------------------------------------------------------------------------------
             --        2,500,000                  --            2,500,000                --        2,500,000
       (208,459)         (28,967)            (24,449)             (70,218)         (133,206)        (194,145)
      1,988,241           96,809              34,190               78,233         8,115,811          661,187
         20,931               --              14,074                   --           132,261           41,918
             --               --                  --                   --            10,338           35,008
        (14,413)              --              (5,280)                  --          (135,746)              --
---------------------------------------------------------------------------------------------------------------
      1,786,300        2,567,842              18,535            2,508,015         7,989,458        3,043,968
---------------------------------------------------------------------------------------------------------------
      4,354,142        2,567,842           2,526,550            2,508,015        11,033,426        3,043,968
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

     INSTITUTIONAL MONEY MARKET FUND
     -------------------------------
                     FOR THE PERIOD
                     JUNE 14, 1999
     FOR THE SIX    (COMMENCEMENT OF
     MONTHS ENDED    OPERATIONS) TO
      MARCH 31,      SEPTEMBER 30,
         2000             1999
---  -------------------------------
     (UNAUDITED)
     $   732,229      $   378,065
              (6)              --
              --               --
---------------------------------------------------------------------------------------------------------------
         732,223          378,065
---------------------------------------------------------------------------------------------------------------
        (732,229)        (378,065)
              --               --
---------------------------------------------------------------------------------------------------------------
        (732,229)        (378,065)
---------------------------------------------------------------------------------------------------------------
              --       25,000,000
     (16,825,000)              --
      18,462,708          350,575
         648,029          378,015
         623,400         (350,425)
      (3,221,576)              --
---------------------------------------------------------------------------------------------------------------
        (312,439)      25,378,165
---------------------------------------------------------------------------------------------------------------
        (312,445)      25,378,165
      25,378,165               --
---------------------------------------------------------------------------------------------------------------
     $25,065,720      $25,378,165
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
      25,378,165               --
---------------------------------------------------------------------------------------------------------------
              --       25,000,000
     (16,825,000)              --
      18,462,708          350,575
         648,029          378,015
         623,400         (350,425)
      (3,221,576)              --
---------------------------------------------------------------------------------------------------------------
        (312,439)      25,378,165
---------------------------------------------------------------------------------------------------------------
      25,065,726       25,378,165
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   79

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------

                                         INSTITUTIONAL INTERNATIONAL EQUITY FUND    INSTITUTIONAL GROWTH EQUITY FUND
                                         ----------------------------------------   ---------------------------------
                                                               FOR THE PERIOD                        FOR THE PERIOD
                                           FOR THE SIX          JUNE 14, 1999       FOR THE SIX      JUNE 14, 1999
                                           MONTHS ENDED       (COMMENCEMENT OF      MONTHS ENDED    (COMMENCEMENT OF
                                            MARCH 31,          OPERATIONS) TO        MARCH 31,       OPERATIONS) TO
                                               2000          SEPTEMBER 30, 1999         2000       SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)                              (UNAUDITED)

SELECTED PER SHARE DATA

  Net asset value, beginning of period         $10.66               $10.00             $10.14            $10.00
---------------------------------------------------------------------------------------------------------------------
  Gain (loss) from
    investment operations:
    Net investment income                        0.02                 0.04               0.02              0.02
    Net realized and unrealized gain
      (loss) on investments                      4.94                 0.62               3.44              0.12
---------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment
      operations                                 4.96                 0.66               3.46              0.14
---------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                       (0.05)                  --              (0.02)               --
    Net realized gains                          (0.07)                  --                 --                --
---------------------------------------------------------------------------------------------------------------------
    Total distributions                         (0.12)                  --              (0.02)               --
---------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period               $15.50               $10.66             $13.58            $10.14
=====================================================================================================================

TOTAL RETURN                                    46.57%                6.60%             34.19%             1.40%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in
    thousands)                                $56,553              $27,472            $84,675           $30,535
  Ratio of expenses to average net
    assets before expense waiver and
    reimbursement                                0.42%                0.39%              0.35%             0.35%
  Ratio of expenses to average net
    assets after expense waiver and
    reimbursement                                0.15%                0.09%              0.11%             0.07%
  Ratio of net investment income to
    average net assets                           0.19%                0.45%              0.18%             0.20%
  Portfolio turnover rate                       79.21%               21.35%             16.86%            21.08%

=====================================================================================================================

                                         INSTITUTIONAL GROWTH & INCOME FUND
                                         ----------------------------------
                                                           FOR THE PERIOD
                                          FOR THE SIX      JUNE 14, 1999
                                         MONTHS ENDED     (COMMENCEMENT OF
                                           MARCH 31,       OPERATIONS) TO
                                             2000        SEPTEMBER 30, 1999
---------------------------------------  ----------------------------------
                                          (UNAUDITED)
SELECTED PER SHARE DATA
  Net asset value, beginning of period        $9.76            $10.00
---------------------------------------  ----------------------------------
  Gain (loss) from
    investment operations:
    Net investment income                      0.05              0.04
    Net realized and unrealized gain
      (loss) on investments                    1.89             (0.25)
---------------------------------------  ----------------------------------
    Total gain (loss) from investment
      operations                               1.94             (0.21)
---------------------------------------  ----------------------------------
  Less distributions from:
    Net investment income                     (0.05)            (0.03)
    Net realized gains                           --                --
---------------------------------------  ----------------------------------
    Total distributions                       (0.05)            (0.03)
---------------------------------------  ----------------------------------
  Net asset value, end of period             $11.65             $9.76
=======================================  ==================================
TOTAL RETURN                                  19.89%            (2.05)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in
    thousands)                              $33,530           $25,174
  Ratio of expenses to average net
    assets before expense waiver and
    reimbursement                              0.50%             0.38%
  Ratio of expenses to average net
    assets after expense waiver and
    reimbursement                              0.11%             0.07%
  Ratio of net investment income to
    average net assets                         0.45%             0.36%
  Portfolio turnover rate                     17.75%            10.95%
=======================================   ================================

The percentages shown above are not annualized.

 80  2000 SEMI-ANNUAL REPORT                   See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     INSTITUTIONAL EQUITY INDEX FUND    INSTITUTIONAL SOCIAL CHOICE EQUITY FUND         INSTITUTIONAL BOND FUND
    ---------------------------------   ----------------------------------------   ---------------------------------
                     FOR THE PERIOD                           FOR THE PERIOD                        FOR THE PERIOD
    FOR THE SIX      JUNE 14, 1999        FOR THE SIX          JUNE 14, 1999       FOR THE SIX      JUNE 14, 1999
    MONTHS ENDED    (COMMENCEMENT OF      MONTHS ENDED       (COMMENCEMENT OF      MONTHS ENDED    (COMMENCEMENT OF
     MARCH 31,       OPERATIONS) TO        MARCH 31,          OPERATIONS) TO        MARCH 31,       OPERATIONS) TO
        2000       SEPTEMBER 30, 1999         2000          SEPTEMBER 30, 1999         2000       SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------------------
    (UNAUDITED)                           (UNAUDITED)                              (UNAUDITED)

      $  9.76           $ 10.00              $  9.86              $ 10.00            $   9.97          $ 10.00
--------------------------------------------------------------------------------------------------------------------
         0.05              0.04                 0.05                 0.04                0.28             0.17
         1.95             (0.28)                1.68                (0.18)              (0.08)           (0.03)
--------------------------------------------------------------------------------------------------------------------
         2.00             (0.24)                1.73                (0.14)               0.20             0.14
--------------------------------------------------------------------------------------------------------------------
        (0.07)               --                (0.06)                  --               (0.28)           (0.17)
        (0.03)               --                   --                   --                  --               --
--------------------------------------------------------------------------------------------------------------------
        (0.10)               --                (0.06)                  --               (0.28)           (0.17)
--------------------------------------------------------------------------------------------------------------------
       $11.66             $9.76               $11.53                $9.86               $9.89            $9.97
====================================================================================================================

        20.48%            (2.40)%              17.61%               (1.40)%              2.10%            1.42%

      $50,786           $25,064              $29,137              $24,731            $109,069          $30,354
         0.47%             0.36%                0.52%                0.37%               0.30%            0.35%
         0.09%             0.05%                0.09%                0.05%               0.10%            0.06%
         0.56%             0.39%                0.50%                0.37%               3.18%            1.77%
         5.57%             9.51%                8.15%                0.06%             151.71%          177.31%

====================================================================================================================

      INSTITUTIONAL MONEY MARKET FUND
     ---------------------------------
                      FOR THE PERIOD
     FOR THE SIX      JUNE 14, 1999
     MONTHS ENDED    (COMMENCEMENT OF
      MARCH 31,       OPERATIONS) TO
         2000       SEPTEMBER 30, 1999
--------------------------------------
     (UNAUDITED)
       $  1.00           $  1.00
--------------------------------------
          0.03              0.02
            --                --
--------------------------------------
          0.03              0.02
--------------------------------------
         (0.03)            (0.02)
            --                --
--------------------------------------
         (0.03)            (0.02)
--------------------------------------
         $1.00             $1.00
======================================
          2.87%             1.51%
       $25,066           $25,378
          0.52%             0.36%
          0.08%             0.05%
          2.83%             1.52%
           n/a               n/a
===

See notes to financial statements                   2000 SEMI-ANNUAL REPORT   81

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
March 31, 2000 (Unaudited)

NOTE 1. ORGANIZATION

TIAA-CREF Institutional Mutual Funds ("the Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of seven series (each referred to as a "Fund"): the Institutional International Equity Fund which invests in a broadly diversified portfolio of primarily foreign equity investments; the Institutional Growth Equity Fund which invests primarily in a diversified portfolio of common stocks that present the opportunity for exceptional growth; the Institutional Growth & Income Fund which invests in a broadly diversified portfolio of common stocks selected for their investment potential; the Institutional Equity Index Fund which invests in a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index; the Institutional Social Choice Equity Fund which invests primarily in a diversified set of common stocks, while investing only in companies whose activities are consistent with the Fund's social criteria; the Institutional Bond Fund which invests primarily in a broad range of debt securities and the Institutional Money Market Fund which invests primarily in high quality short-term money market instruments.

The Funds commenced operations on June 14, 1999 with an investment by Teachers Insurance and Annuity Association of America ("TIAA") of $25,000,000 in each Fund. On July 1, 1999 the Funds began to offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned, indirect subsidiary of TIAA, to certain intermediaries affiliated with TIAA or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with an intermediary of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

In July, 1999, TIAA began to withdraw its seed money shares from the Funds. The following table summarizes the activity in the Fund shares owned by TIAA during the six months ended March 31, 2000.

                                                                                   VALUE OF SHARES
                                     SHARES     VALUE OF SHARES   SHARES HELD AT       HELD AT
                                   WITHDRAWN       WITHDRAWN      MARCH 31, 2000   MARCH 31, 2000
                                   ---------    ---------------   --------------   ---------------
Institutional International
  Equity Fund                       1,639,508     $23,042,000         807,795        $12,520,826
Institutional Growth Equity Fund    2,124,149      23,534,531              --                 --
Institutional Growth & Income
  Fund                              1,470,658      16,277,000         455,632          5,308,113
Institutional Equity Index Fund       208,459       2,289,000       2,283,505         26,625,666
Institutional Social Choice
  Equity Fund                          24,449         267,000       2,419,408         27,895,770
Institutional Bond Fund               133,206       1,335,000       2,279,897         22,548,178
Institutional Money Market Fund    16,825,000      16,825,000       9,064,306          9,064,306

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.

 82  2000 SEMI-ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)
March 31, 2000 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)
VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Institutional Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Institutional Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses are based on the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

                                                    2000 SEMI-ANNUAL REPORT   83

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)
March 31, 2000 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Institutional International Equity, Institutional Growth Equity, Institutional Equity Index and the Institutional Social Choice Equity Funds are declared and paid annually; for the Institutional Growth & Income Fund are declared and paid quarterly; for the Institutional Bond Fund are declared and paid monthly; and for the Institutional Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Teachers Advisors Inc. ("Advisors"), a wholly-owned, indirect subsidiary of TIAA, a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Advisers is registered as an investment adviser with the Commission under the Investment Advisers Act of 1940. Advisors has currently waived its right to receive a portion of its fee from each Fund at least until July 1, 2003. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                    INVESTMENT                INVESTMENT
                                                  MANAGEMENT FEE            MANAGEMENT FEE
                                                  BEFORE WAIVER    WAIVER    AFTER WAIVER
                                                  --------------   ------   --------------
Institutional International Equity Fund                0.27%        0.09%        0.18%
Institutional Growth Equity Fund                       0.23%        0.07%        0.16%
Institutional Growth & Income Fund                     0.23%        0.07%        0.16%
Institutional Equity Index Fund                        0.18%        0.07%        0.11%
Institutional Social Choice Equity Fund                0.19%        0.07%        0.12%
Institutional Bond Fund                                0.18%        0.05%        0.13%
Institutional Money Market Fund                        0.15%        0.05%        0.10%

Advisors has also entered into a reimbursement agreement with the Funds, which will remain in effect at least until July 1, 2003. Under the terms of the agreement, Advisors has agreed to reimburse the Funds so that the non-investment management fee expenses of the Funds do not exceed, on an annual basis, 0.06% of the average daily net assets of each of the Funds, with the exception of the Institutional International Equity Fund, where Advisors has agreed to reimburse the Fund so that its non-investment management fee expenses do not exceed, on an annual basis, 0.11% of the Fund's average daily net assets.

 84  2000 SEMI-ANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)
March 31, 2000 (Unaudited)

NOTE 4. INVESTMENTS

At March 31, 2000, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                              GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                                APPRECIATION       DEPRECIATION      APPRECIATION
                                              ----------------   ----------------   --------------
Institutional International Equity Fund         $11,195,604         $2,885,492       $ 8,310,112
Institutional Growth Equity Fund                 18,270,681          2,590,647        15,680,034
Institutional Growth & Income Fund                6,530,560          2,048,754         4,481,806
Institutional Equity Index Fund                   8,148,186          2,708,824         5,439,362
Institutional Social Choice Equity Fund           5,905,835          2,522,587         3,383,248
Institutional Bond Fund                             854,113            463,821           390,292

The above amounts are not materially different from such amounts on a federal income tax basis.

Purchases and sales of securities, other than short-term money market instruments, for the Funds, other than the Institutional Money Market Fund, for the six months ended March 31, 2000, were as follows:

                                                              PURCHASES        SALES
                                                             ------------   -----------
Institutional International Equity Fund                      $ 46,687,184   $33,329,808
Institutional Growth Equity Fund                               48,080,628     8,486,965
Institutional Growth & Income Fund                              8,860,989     5,880,822
Institutional Equity Index Fund                                21,524,407     2,034,159
Institutional Social Choice Equity Fund                         2,337,336     2,278,323
Institutional Bond Fund                                       161,606,790    86,346,748

NOTE 5. LINE OF CREDIT

The Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, and Institutional Social Choice Equity Funds participate in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. College Retirement Equities Fund ("CREF") and TIAA-CREF Mutual Funds, both of which are managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended March 31, 2000, there were no borrowings under this credit facility.

                                                    2000 SEMI-ANNUAL REPORT   85

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